Filed with the Securities and Exchange Commission on July 1, 1997.

                                                               File No. 2-91577
                                                               File No. 811-4049

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.
                                     ---------

         Post-Effective Amendment No.     23
                                     ---------

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.    25
                       ---------

                                AARP Income Trust
                                -----------------
               (Exact Name of Registrant as Specified in Charter)

                 Two International Place, Boston, MA   02110-4103
                 ------------------------------------  ----------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-2567
                                                           --------------

                               Thomas F. McDonough
                         Scudder, Stevens & Clark, Inc.
                    Two International Place, Boston, MA 02110
                    -----------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective

            X     immediately upon filing pursuant to paragraph (b)
         -------
                  on February 1, 1997 pursuant to paragraph (b)
         -------
                  60 days after filing pursuant to paragraph (a)(i)
         -------
                  on                  pursuant to paragraph (a)(i)
         -------     ----------------
                  75 days after filing pursuant to paragraph (a)(ii)
         -------
                  on                  pursuant to paragraph (a)(ii) of Rule 485
         -------     ----------------

The Registrant has filed a declaration registering an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant filed the notice required by Rule 24f-2 for its most recent fiscal year on November 29, 1996.

AARP INCOME TRUST
                              CROSS-REFERENCE SHEET

PART A                              Items Required by Form N-1A
------                              ---------------------------

Item No.     Item Caption               Prospectus Caption
--------     ------------               ------------------

1.           Cover Page                 COVER PAGE

2.           Synopsis                   FUND EXPENSES
                                        EXAMPLES OF WHAT FUND EXPENSES WOULD BE ON A $1,000
                                         INVESTMENT IN EACH AARP FUND
                                        AN OVERVIEW OF THE AARP INVESTMENT PROGRAM
                                        WHAT DOES THE AARP INVESTMENT PROGRAM OFFER ME?


3.           Condensed Financial        FINANCIAL HIGHLIGHTS
             Information                UNDERSTANDING FUND PERFORMANCE

4.           General Description        AN OVERVIEW OF THE AARP INVESTMENT PROGRAM
             of Registrant              INVESTMENT OBJECTIVES AND POLICIES
                                        OTHER INVESTMENT POLICIES AND RISK FACTORS
                                        FUND ORGANIZATION

5.           Management of the          FUND EXPENSES
             Fund                       EXAMPLES OF WHAT FUND EXPENSES WOULD BE ON A $1,000 INVESTMENT IN EACH
                                         AARP FUND
                                        FINANCIAL HIGHLIGHTS
                                        FUND ORGANIZATION
                                        AN OVERVIEW OF THE AARP INVESTMENT PROGRAM

5A.                                     NOT APPLICABLE

6.           Capital Stock and          ADDITIONAL INFORMATION ABOUT DISTRIBUTIONS
             Other Securities             AND TAXES
                                        FUND ORGANIZATION
                                        ACCESS TO YOUR INVESTMENT

7.           Purchase of Securities     OPENING AN ACCOUNT
             Being Offered              ADDING TO YOUR INVESTMENT
                                        EXCHANGING
                                        INVESTOR SERVICES
                                        WIRE TRANSFER INSTRUCTIONS

8.           Redemption or              EXCHANGING
             Repurchase                 ACCESS TO YOUR INVESTMENT
                                        SIGNATURE GUARANTEES
                                        INVESTOR SERVICES

9.           Pending Legal              NOT APPLICABLE
             Proceedings


                            Cross Reference - Page 1


PART B
------

                                        Caption in Statement of
Item No.     Item Caption               Additional Information
--------     ------------               ----------------------

10.          Cover Page                 COVER PAGE

11.          Table of Contents          TABLE OF CONTENTS

12.          General Information        TRUST ORGANIZATION
             and History

13.          Investment Objectives      THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES
             and Policies               BROKERAGE AND PORTFOLIO TURNOVER

14.          Management of the          MANAGEMENT OF THE FUNDS
             Fund                       TRUSTEES AND OFFICERS
                                        REMUNERATION

15.          Control Persons and        TRUSTEES AND OFFICERS
             Principal Holders
             of Securities

16.          Investment Advisory        MANAGEMENT OF THE FUNDS
             and Other Services         TRUSTEES AND OFFICERS
                                        OTHER INFORMATION

17.          Brokerage Allocation       BROKERAGE AND PORTFOLIO TURNOVER

18.          Capital Stock and          TRUST ORGANIZATION
             Other Securities

19.          Purchase, Redemption       THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES
             and Pricing of             PURCHASES
             Securities Being           REDEMPTIONS
             Offered                    RETIREMENT PLANS
                                        OTHER PLANS
                                        NET ASSET VALUE

20.          Tax Status                 TAXES

21.          Underwriters               DISTRIBUTOR

22.          Calculations of            DIVIDENDS AND YIELD
             Performance Data

23.          Financial Statements       FINANCIAL STATEMENTS



                            Cross Reference - Page 2

AARP Investment Program
from Scudder

                 Supplement to Prospectus dated February 1, 1997

   Trusts                             AARP Mutual Funds
   ------                             -----------------
   AARP Cash Investment Funds         AARP High Quality Money Fund

   AARP Income Trust                  AARP GNMA and U.S. Treasury Fund
                                      AARP High Quality Bond Fund
                                      AARP Bond Fund for Income

   AARP Tax Free Income Trust         AARP High Quality Tax Free Money Fund
                                      AARP Insured Tax Free General Bond Fund

   AARP Growth Trust                  AARP Balanced Stock and Bond Fund
                                      AARP Growth and Income Fund
                                      AARP U.S. Stock Index Fund
                                      AARP Global Growth Fund
                                      AARP Capital Growth Fund
                                      AARP International Stock Fund
                                      AARP Small Company Stock Fund

   AARP Managed Investment            AARP Diversified Income Portfolio
        Portfolios Trust              AARP Diversified Growth Portfolio


     The following text replaces the sections entitled Who at Scudder manages my investment? on page 26 and page 28.

AARP GNMA and U.S. Treasury Fund

     Thomas M. Poor, Lead Portfolio Manager, joined the Fund in 1997 and Scudder in 1970. Mr. Poor is responsible for investment strategy and overseeing security selection. Portfolio Manager David H. Glen, who joined Scudder in 1982 and the Fund in 1985, has been a portfolio manager since 1985, and has over 15 years' experience in finance and investing. Mark S. Boyadjian, Portfolio Manager, focuses on security selection and assists with investment strategy for the Fund. Mr. Boyadjian joined the Fund's team in 1995 and has been involved in investment management since joining Scudder in 1989. Scott E. Dolan, Portfolio Manager, also joined the team in 1997 and is responsible for security selection. Mr. Dolan, who joined Scudder in 1989, has experience in compliance analysis and account administration and has worked as a portfolio manager since 1993.

AARP High Quality Bond Fund

     William M. Hutchinson, Lead Portfolio Manager, is responsible for implementing the Fund's strategy and has been involved with the Fund since 1987. Mr. Hutchinson joined Scudder in 1986 as a portfolio manager and has over 20 years of investment experience. Portfolio Manager David H. Glen, who joined Scudder in 1982 and the Fund in 1995, has been a portfolio manager since 1985, and has over 15 years' experience in finance and investing. Scott E. Dolan, Portfolio Manager, joined the team in 1997 and is responsible for security selection and sector analysis. Mr. Dolan, who joined Scudder in 1989, has experience in compliance analysis and account administration and has worked as a portfolio manager since 1993.


     July 1, 1997

FINANCIAL HIGHLIGHTS

The following table supplements the expense and financial information found on pages 6 through 14 in the Funds' prospectus. In this table you will find a variety of information about the income and the expenses of each AARP Fund for the stated period. You will also find the following: (1) the net gain or loss on the investments, (2) the distributions, if any, of income and gain, and (3) the change in net asset value per share from the beginning to the end of the stated period.

For a copy of the Mid-Year Report to Shareholders, please contact an AARP Mutual Fund Representative at 1-800-253-2277.

             For the
           Six Months
              Ended      Net Asset               Net Realized             Distributions  Distributions
              March      Value at      Net      & Unrealized   Total from    from Net      from Net
             31,1997    Beginning   Investment   Investment    Investment   Investment     Realized
           (Unaudited)  of Period     Income     Gain (Loss)   Operations     Income        Gains
           -----------  ---------     ------     -----------   ----------     ------        -----
 AARP High Quality Money
   Fund................. $1.000      $ .023            --            --        $(.023)          --
 AARP High Quality Tax
   Free Money Fund...... $1.000      $ .013            --            --        $(.013)          --
 AARP GNMA and U.S.
   Treasury Fund........ $14.91      $  .49        $(.09)        $  .40        $ (.49)          --
 AARP High Quality Bond
   Fund................. $15.82      $  .46        $(.16)        $  .30        $ (.46)          --
 AARP Insured Tax Free
   General Bond Fund.... $17.90      $  .44        $(.07)        $  .37        $ (.44)      $(.09)
 AARP Bond Fund for
   Income (d)........... $15.00      $  .16        $(.28)        $(.12)        $ (.16)          --
 AARP Balanced Stock and
   Bond Fund (e)........ $17.63      $  .36        $  .94        $ 1.30        $ (.37)      $(.21)
 AARP Growth and Income
   Fund (e)............. $43.94      $  .56        $ 4.28        $ 4.84        $ (.59)      $(1.72)
 AARP U.S. Stock Index
   Fund (d)............. $15.00      $  .04        $(.55)        $(.51)        $ (.04)          --
 AARP Small Company
   Stock Fund (d)....... $15.00      $  .01        $(.10)        $(.09)             --          --
 AARP Global Growth
   Fund (e)............. $15.49      $(.02)        $ 1.24        $ 1.22        $ (.06)          --
 AARP Capital Growth
   Fund (e)............. $43.47      $  .17        $ 3.90        $ 4.07        $ (.41)      $(3.99)
 AARP International
   Stock Fund (d)....... $15.00      $  .05        $  .16        $  .21             --          --
 AARP Diversified Income
   Portfolio (d)........ $15.00      $  .06        $(.08)        $(.02)        $ (.06)          --
 AARP Diversified Growth
   Portfolio (d)........ $15.00      $  .04        $(.08)        $(.04)             --          --

 (a) Ratio of operating expenses, net to average net assets (%).
 (b) Not Annualized. (c) Annualized.
 (d) Commencement of Operations February 1, 1997.
 (e) Based on monthly average shares outstanding during the period.
 (f) Average commission rate paid per share of common and preferred stocks is calculated for fiscal years beginning on or after October 1, 1995.
 (g) Total return would have been lower had certain expenses not been reduced.
 (h) This Portfolio invests in other AARP Funds, and although the Portfolio did not incur any direct expenses for the period, the Portfolio did bear its share of the operating, administrative and advisory expenses of the underlying AARP Funds.


                                                                    Ratio of
                                                                    Operating
                                                      Ratio of       Expenses     Ratio of Net
                 Net Asset             Net Assets    Operating    Before Expense   Investment
                 Value at     Total      End of     Expenses to    Reductions to    Income to   Portfolio     Average
     Total        End of     Return      Period     Average Net    Average Net    Average Net    Turnover    Commission
 Distributions    Period      % (b)   ($ millions)   Assets % (c)   Assets % (c)  Assets % (c)  Rate % (c)   Rate Paid
 -------------    ------      -----   ------------   ------------   ------------  ------------  ----------   ---------

   $(.023)        $1.000       2.27         460       .893(a)           .893        4.557           --           --

   $(.013)        $1.000       1.30         105       .87(a)             .87         2.61           --           --

   $(.49)         $14.82       2.66        4,632         .65              --         6.48        43.06           --

   $(.46)         $15.66       1.93         467          .93              --         5.75       104.92           --

   $(.53)         $17.74       2.06        1,690         .67              --         4.87         7.73           --

   $(.16)         $14.72      (.79)          12        --(a)            6.75         7.16        47.97           --

   $(.58)         $18.35       7.36         491          .82              --         3.90        27.78      $.0563(f)

   $(2.31)        $46.47      11.09        4,954         .69              --         2.42        44.31      $.0630(f)

   $(.04)         $14.45      (3.41)(g)      11       .50(a)            6.20         2.30           --      $ .0268

       --         $14.91      (.60)(g)        8       1.75(a)          15.45         1.40           --      $ .0304

   $(.06)         $16.65      7.88(g)       108       1.75(a)(e)        1.92        (.18)        24.42      $ .0002

   $(4.40)        $43.14       9.40         905          .92              --          .76        51.62      $.0581(f)

       --         $15.21       1.40           5       1.75(a)          23.19         4.39         9.44      $ .0399

   $(.06)         $14.92      (.13)          14      --(a)(h)             --          4.4           --           --

       --         $14.96      (.26)          11      --(a)(h)             --          3.7           --           --


  Part A (the Prospectus for AARP Income GNMA and U.S. Treasury Fund, AARP High
  -----------------------------------------------------------------------------
                Quality Bond Fund, and AARP Bond Fund for Income)
                -------------------------------------------------


Part A of this Post-Effective Amendment No. 23 to the Registration Statement is incorporated by reference in its entirety to the AARP Income Trust's current Post-Effective Amendment No. 22 on Form N-1A filed on February 1, 1997 and to its definitive Rule 497(c) filing on February 12, 1997.

    Part B (the Statement of Additional Information for AARP Income GNMA and
    ------------------------------------------------------------------------
U.S. Treasury Fund, AARP High Quality Bond Fund, and AARP Bond Fund for Income)
-------------------------------------------------------------------------------


Part B of this Post-Effective Amendment No. 23 to the Registration Statement is incorporated by reference in its entirety to the AARP Income Trust's current Post-Effective Amendment No. 22 on Form N-1A filed on February 1, 1997 and to its definitive Rule 497(c) filing on February 12, 1997.

      Mid-Year Report
      To Shareholders

      March 31, 1997

      AARP Investment Program
      from SCUDDER

TABLE OF CONTENTS

MID-YEAR OVERVIEW........................................  2

LETTER TO SHAREHOLDERS ..................................  7

MONEY MARKET FUNDS
      AARP HIGH QUALITY MONEY FUND.......................  8
      AARP HIGH QUALITY TAX FREE MONEY FUND..............  9

INC0ME FUNDS
      AARP GNMA AND U.S. TREASURY FUND................... 10
      AARP HIGH QUALITY BOND FUND........................ 12
      AARP INSURED TAX FREE GENERAL BOND FUND............ 14
      AARP BOND FUND FOR INCOME.......................... 16

GROWTH AND INCOME FUNDS
      AARP BALANCED STOCK AND BOND FUND.................. 18
      AARP GROWTH AND INCOME FUND ....................... 20
      AARP U.S. STOCK INDEX FUND......................... 22

U.S. GROWTH FUNDS
      AARP CAPITAL GROWTH FUND........................... 24
      AARP SMALL COMPANY STOCK FUND...................... 26

WORLDWIDE GROWTH FUNDS
      AARP GLOBAL GROWTH FUND............................ 28
      AARP INTERNATIONAL STOCK FUND...................... 30

ASSET ALLOCATION FUNDS
      AARP MANAGED INVESTMENT PORTFOLIOS................. 32

AARP FUNDS' INVESTMENT PORTFOLIOS........................ 35
FINANCIAL STATEMENTS.....................................107

FINANCIAL HIGHLIGHTS.....................................121

NOTES TO FINANCIAL STATEMENTS............................131

OFFICERS AND TRUSTEES....................................139

SERVICE INFORMATION......................................142

GLOSSARY.................................................143

AARP Investment Program
from SCUDDER

Mid-Year Overview

     This Mid-Year Report reviews the performance of the AARP Mutual Funds from October 1, 1996 through March 31, 1997. In keeping with the decision we made with the Trustees of the AARP Investment Program in December 1995, we continued our efforts to manage the individual fund portfolios to provide competitive returns but with less downside share price volatility than comparable mutual funds. We are pleased with the results, especially in certain funds, and our efforts are being recognized. As of March 31st, a number of AARP Mutual Funds were highly rated by Morningstar, which ranks the relative risk versus returns of comparable mutual funds.

CALLOUT:

A number of AARP Mutual Funds were recently rated quite well by Morningstar. Read further in the Letter to Shareholders on page 7.

     The performance of the AARP growth funds was enhanced by the overall strength of the U.S. stock market. The AARP bond funds, while reflecting a volatile bond market, also provided shareholders with the income they have come to expect. Detailed reviews of the performance of the Funds begin on page 7. Before you turn to that section of the Report, however, we encourage you to continue reading this letter. We will discuss the performance of the stock and bond markets over the past six months and provide an outlook for the next few months and beyond.

THE STOCK MARKET

     The stock market has been on a steady upward trend for more than two years. Unlike 1995, when the market was driven largely by a drop in long-term interest rates and growth in corporate profits, 1996 and the first quarter of 1997 were characterized by market forecasts which seemed to flip-flop with each new release of corporate earnings or economic data. This is reflected in the chart on the next page that illustrates the performance of the stock market as measured by the unmanaged Dow Jones Industrial Average (the Dow). As you can see, the Dow began the period at about 5882 and ended at over 6583. Despite this 12% gain, the swings along the way were often quite significant.


LINE CHART TITLE:          The U.S. Stock Market
                           ---------------------
CHART PERIOD:

         (Plotted weekly from September 30, 1996 to March 31, 1997)

CHART DATA:
                         9/30/96           5882.17
                         10/31/96          6029.38
                         11/30/96          6521.70
                         12/31/96          6448.27
                         1/31/97           6813.09
                         2/28/97           6877.74
                         3/31/97           6583.48

CAPTION TO PRECEDING CHART:

     The U.S. stock market, as measured by the unmanaged Dow Jones Industrial Average, gained 9% over the last six months.

A Look at the Dow

     The Dow crossed the 6500 mark in November 1996, moving as high as 6549, only to close the year down 101 points amid jitters about inflation and corporate profits. In 1997, the Dow seemed to be headed infinitely upward, hitting the 7000 mark for the first time in early February. The Dow hit its record high of 7085.16 on March 11th, only to decline more than 160 points two days later after reports of a strong economy renewed fears of inflation. Furthermore, these signs prompted the Federal Reserve (the Fed) to raise the Federal Funds rate by a quarter of a point to 5.5% on March 25th -- the first hike in more than two years. The stock market reacted poorly because higher interest rates threaten economic expansion and corporate profit growth. Subsequent data showed unemployment falling and consumer confidence rising, which stimulated worries about additional interest rate increases. This caused further declines in the stock market, with the Dow ending the quarter over 6583. While any setback is a disappointment, it is to be expected that markets will correct, especially when significant advances occur in a short period of time.


SIDEBAR TEXT:

A REMINDER FOR INVESTORS -- KEEP A LONG-TERM PERSPECTIVE

While you may be distracted by the day-to-day swings in the financial markets, history tells us that long-term investors are best served by putting the inevitable volatility of the markets into proper perspective. If you can accept that both the bond and stock markets will have volatility, the swings in the markets should not be cause for alarm. In fact, downturns may often provide buying opportunities for some investors. You can lessen the effect of downturns by diversifying your assets in a mix of different investments such as stock, bond, and money market funds.

You can also take advantage of a highly effective investment approach called dollar cost averaging. This method involves investing a specific amount of money on a regular basis -- say monthly -- to reduce the average price you pay over time for mutual fund shares. You can invest a small amount per month through the AARP Investment Program's Automatic Investment Plan. Call 1-800-253-2277 for details.

THE BOND MARKET

     After a strong fourth quarter of 1996, economic trends discussed above and their potential inflationary pressure caused the bond market to decline in the first quarter of 1997. Long-term interest rates soared to six-month highs, with the 30-year Treasury bond surpassing the 7% mark, causing bond prices to decline. As you can see in the graph above, long-term interest rates rose from 6.92% on September 30, 1996 to 7.09% on March 31, 1997. While point-to-point this may seem like an insignificant change, interest rates were as low as 6.30% in November of 1996.


LINE CHART TITLE:       Long-Term Interest Rates
                        ------------------------
CHART PERIOD:
         (Plotted weekly from September 30, 1996 to March 31, 1997)

CHART DATA:

                        9/30/96           6.93
                        10/31/96          6.66
                        11/30/96          6.36
                        12/31/96          6.65
                        1/31/97           6.80
                        2/28/97           6.80
                        3/31/97           7.10


CAPTION TO PRECEDING CHART:

       Long-term interest rates, as measured by the 30-year Treasury Bond, were 6.92% on September 30, 1996 and 7.09%
                           at the end of March 1997.

LOOKING AHEAD

     As we look toward the rest of 1997, it is difficult to predict how the stock and bond markets will fare. While there are no guarantees when investing, we continue to believe there is long-term opportunity in both the stock and bond markets. Many structural factors including fiscal policies, deregulation, advancements in technology, and globalization are setting the stage for positive global economic growth, without harmful levels of inflation. We firmly believe that these are powerful and positive influences, that will benefit long-term investors.

THE AARP INVESTMENT PROGRAM FROM SCUDDER

     As you know, an excellent way to protect your assets from risk is to diversify your investments across asset classes and within them. Mutual funds offer the benefits of diversification and professional investment management of your assets. To further offer some protection from losses to the value of the fund's portfolio, each AARP Mutual Fund is managed for less downside risk than similar mutual funds. At the same time, the Funds provide the opportunity for competitive returns -- as they have over the period covered by this Report.

SIDEBAR TEXT:

NEW LUMP SUM SERVICE

Receiving a significant lump sum distribution from a retirement plan account is perhaps one of the most defining events for individuals planning for retirement. We now offer a Lump Sum Service designed to help make the investment decision-making process easier, and one that you can feel confident is well considered. Our Mutual Fund Representatives can help you understand your options and tax implications. Call us at 1-800-253-2277. We are prepared to spend as much time as you need to help you make informed investment decisions -- whether or not you are interested in investing in the AARP Mutual Funds.


     It is this commitment to risk-controlled investing that you and your fellow AARP members have told us you most prefer, especially during periods of volatile swings in the markets. Of course, while the AARP Mutual Funds are actively managed to help reduce downside risk, it is important to realize that your principal is never insured or guaranteed, and that the value of your investment and its return will still move up and down as market conditions change. AARP Mutual Funds are distinct from other mutual funds, which may seek higher returns but do not focus as well on lowering share price risk.

      CALLOUT:

The AARP Global Growth Fund, introduced in February 1996, has been well received by AARP member investors, having grown to more than 20,000 accounts and over $107 million in assets as of March 31, 1997.


     We are always working to develop new Program services and features to meet AARP members' needs in a fast changing world. We are pleased to report the following new developments since the publication of the Program's Annual Report for the period ending September 30, 1996.

Introduction of Six New AARP Mutual Funds

     Effective February 1, 1997, we added six new Funds to our family of mutual funds. They were developed in response to feedback we received from you and other AARP members who were interested in a greater choice of mutual funds, and in taking somewhat more risk with a portion of your total investment portfolio. The new -- somewhat riskier -- funds were therefore developed to provide investors with the potential of greater returns than several of their existing "cousins" in the Program. While you showed a high level of interest in funds that offer the potential of higher returns (and therefore higher risk), you also told us that you were hopeful that we could manage these funds for the potential of less downside risk than comparable mutual funds, especially in volatile environments. That is in turn how we designed the new portfolios, for example, the new AARP International Stock Fund offers less downside share price risk than other international funds while seeking to achieve competitive returns. Competitively priced, with relatively low account minimum requirements, all of the AARP Mutual Funds are managed with the potential for less downside risk than comparable mutual funds. Designed to meet the needs of AARP members, we know of no other family of no-load mutual funds managed like the AARP family of mutual funds.

      SIDEBAR TEXT:

NEW WEB SITE

The AARP Investment Program's Web site is located at:

     http://aarp.scudder.com.

This colorful electronic connection to the Program allows visitors to easily access a broad range of information about the AARP Mutual Funds, such as: their performance, which is updated daily; and the complete Prospectus, which holds the most current information about the funds.

News stories offer important information about the markets and investing. The Investor Library and Resource Center offer reliable investor education guides and back issues of newsletters, along with resources, such as a glossary of financial terms and lists of associations and publications that offer investment assistance.

The site allows you to communicate your questions and comments directly to the Program as well as request informative how-to literature about investing published by the AARP Investment Program. If you find this mode of communication helpful, visit us often, as content is updated regularly.

      SIDEBAR TEXT:

A NOTE ABOUT THE EXPENSE OF
PUBLISHING THIS REPORT

Some shareholders have expressed concern about the expense of publishing this SEC required report. We appreciate the concern and would like to respond.

We are constantly evaluating ways to streamline our communications and manage expenses. Therefore, in addition to sending only one copy of this Mid-Year Report to every shareholder, we employ simple design techniques and use less expensive paper. We have also determined that our consolidated Report, now featuring fifteen Funds, is a less-expensive means of communicating fund information to you than sending individual Fund Reports, as do other mutual fund companies. The cost per Report is virtually unchanged from the 1996 Annual Report, despite the Report's expansion to include information about the new AARP Mutual Funds.

If you require additional copies of this Report please call us at 1-800-253-2277.


     The Prospectus that was recently mailed to you offers specific details about all of the AARP Mutual Funds. You can also read about the new Funds on the following pages:

            AARP Bond Fund for Income                          Page 16
            AARP U.S. Stock Index Fund                         Page 22
            AARP Small Company Stock Fund                      Page 26
            AARP International Stock Fund                      Page 30
            AARP Managed Investment Portfolios                 Page 32


SPECIAL ACKNOWLEDGMENT

     This letter would not be complete without a special acknowledgment of Cuyler Findlay, the Program's former Chairman, and Cy Brickfield, a former Board member and Vice Chairman of the Program and Executive Director of AARP. Cuyler, who retired at the end of 1996, and Cy, who recently passed away, developed and launched the Program over 12 years ago. They played an invaluable role in defining its purpose in meeting the needs of AARP members. Cuyler continues to be involved with the Program as a member of the Board, and with Scudder as an Advisory Managing Director. Horace Deets, AARP's Executive Director for the past 10 years, remains Vice Chairman of the Program.

     We hope you find the information in this Report helpful. If you have any questions, please call our knowledgeable AARP Mutual Fund Representatives between the hours of 8:00 A.M. and 8:00 P.M. eastern time, Monday through Friday, at 1-800-253-2277. We are here to help.

                                Our best,

                                /s/Linda C. Coughlin   /s/Cornelia Small

                                Linda C. Coughlin      Cornelia Small
                                Chairman               Investment Director and
                                                       President

LETTER TO SHAREHOLDERS

     The following pages contain a summary of each Fund in the AARP Investment Program from Scudder. In general, it is the objective of each fund to keep share price value more stable than comparable mutual funds or securities. At the same time, we strive for competitive returns. This distinguishes the AARP Mutual Funds from other families of no-load mutual funds, which may seek higher returns but do not focus on reducing risk. For each Fund you'll find an Overview, the Fund's Investment Strategy, the names of the individuals who manage each Fund and performance information.


CALLOUT:

The AARP Mutual Funds are special in that our portfolio managers have an explicit mandate to manage the funds for less risk than comparable mutual funds, while still attempting to deliver competitive returns.


     The summaries of the applicable Funds contain the one-, five-, and ten-year total return (or, as in the case of the AARP Global Growth Fund, Life of Fund total return since the Fund is less than 10 years old). Because a one-year total return could be high or low depending on market conditions over a 12-month period, it is useful to have the perspective of the five-year and ten-year total return figures. Within some of the Fund descriptions, a one-year total return is broken down into two components: distribution of income, which includes reinvested income dividends; and capital change, defined as the change in the price per share including any reinvested capital gains distributions.

     You will also note that all of the AARP Funds that are more than a year old, except for the AARP Money Funds, have been compared to market indices. We are providing these comparisons in accordance with the Securities and Exchange Commission's (SEC) disclosure requirements. Under these requirements, all mutual funds (except money funds) are required to compare their performance over the past ten years (or Life of Fund) to that of a broad-based securities market index. It is important to note, however, that the performance of indices may vary significantly from the performance of actual mutual funds. The reason is that indices are merely statistical portfolios. They do not include the expenses for operating a fund, including, for example: advisory fees and portfolio transactions costs. All mutual funds must bear these costs as part of their daily activities; therefore, indices do not provide a complete picture. When comparing an AARP Mutual Fund's performance with that of a major market index, remember to keep the differences in mind.

SIDE BAR TEXT:

Performance information for AARP Small Company Stock Fund, AARP International Stock Fund, AARP U.S. Stock Index Fund, AARP Bond Fund for Income, AARP Managed Investment Portfolios; Diversified Growth Portfolio and Diversified Income Portfolio are not included in this report since they were only introduced in February 1997. Call the Easy Access Line at 1-800-631-4636 or a Mutual Fund Representative at 1-800-253-2277 for current performance information on these new funds.

Six of the AARP Mutual Funds are rated by Morningstar* and received the following overall ratings as of 3/31/97.

   AARP Growth & Income Fund       5 Star

   AARP GNMA and
     U.S. Treasury Fund            4 Star

   AARP Balanced Stock and
     Bond Fund                     4 Star

   AARP High Quality Bond Fund     3 Star

   AARP Insured Tax Free
      General Bond Fund            3 Star

   AARP Capital Growth Fund        3 Star



* Morningstar proprietary rankings reflect historical risk-adjusted performance and are calculated as of 3/31/97. 1919, 1076 and 601 Equity Funds, 1172, 630 and 258 Taxable Bond Funds and 1237, 601 and 267 Municipal Bond Funds were rated for the 3-, 5-, and 10-year periods, respectively. The ratings are subject to change each month. Morningstar ratings are calculated from the Funds' 3-, 5-, and 10-year average annualized total returns in excess of 90-day T-Bill returns, with appropriate adjustments and a risk factor that reflects fund performance below 90-day T-Bill returns. The Funds' 3-,5-, and 10-year ratings are 5, 5, and 4 stars, respectively. Those funds receiving 5 Stars are in the top 10% of their investment category, while the top 22.5% of funds that Morningstar evaluates receive 4 Stars. Past performance is not a guarantee of future results.

     AARP HIGH QUALITY MONEY FUND
     ----------------------------

FUND OVERVIEW

This Fund is designed to preserve your principal while you earn money market returns. The AARP High Quality Money Fund has quality standards high enough to have secured the highest AAAm rating from Standard & Poor's*, a leading national independent rating firm. The Fund seeks to maintain a $1.00 share price, although there may be circumstances in which this goal cannot be achieved. It is important to note that unlike bank savings accounts, the Fund is not insured or guaranteed by the U.S. Government and the yield of the Fund will fluctuate.

FOR WHOM THE
FUND IS DESIGNED

This Fund may be appropriate for investors who have short-term needs or who do not want the risks associated with investing in stocks or bonds. These investors include those seeking money market income to help meet regular day-to-day needs, those who need immediate access to their assets through free checkwriting, those who want to diversify their assets with an investment designed to provide a degree of safety and stability, and those seeking a short-term investment prior to making longer-term investment choices.

PORTFOLIO
MANAGEMENT TEAM

David Wines
  Lead Portfolio Manager

K. Sue Cote

Debra A. Hanson

Stephen L. Akers
  Portfolio Managers


----------
* The rating for the Fund is historical and is based on an anlysis of the portfolio's credit quality, market price exposure, and management.


THE FUND'S INVESTMENT STRATEGY

     As interest rates remained low over most of the past six months, our aim was to continue to keep a long average maturity in the Fund. In fact, we were able to provide investors in the Fund with a competitive yield by actually lengthening its average maturity from 46 days on September 30, 1996 to 50 days on March 31, 1997.

     However, due to the March 25th increase in short-term interest rates by the Federal Reserve, and our expectation of another increase in late spring or early summer, the average maturity of the Fund will gradually shorten. Moving into the second quarter of 1997, we will try to support the yield of the Fund by purchasing securities with shorter maturities as our current holdings mature. We believe this strategy will provide shareholders in the Fund with a competitive level of income while maintaining stability and liquidity.


                              PORTFOLIO STATISTICS
                              --------------------

                      Number of Issues                37

                      7-Day Current Yield          4.66%

                      Average Maturity           50 days

                      Average Quality               AAAm


                                PORTFOLIO RETURNS
                                -----------------

                   One-Year Average
                   Annualized Total Return         4.61%

                   Five-Year Average
                   Annualized Total Return         3.65%

                   10-Year Average
                   Annualized Total Return         5.19%

                   Five-Year Cumulative
                   Total Return                   19.63%

                   10-Year Cumulative
                   Total Return                   65.78%


Of note, past performance is not a guarantee of future results, and yield will fluctuate.

     AARP HIGH QUALITY TAX FREE MONEY FUND
     -------------------------------------

FUND OVERVIEW

The AARP High Quality Tax Free Money Fund is designed to offer you stability of principal, and income free from federal taxes.^1 The quality of the Fund is high enough to have secured a AAAm rating from Standard & Poor's (S&P).^2 The AARP High Quality Tax Free Money Fund is designed to maintain a $1.00 share price, although there may be circumstances under which this goal cannot be achieved. It is important to note that, unlike bank savings accounts, the Fund is not insured or guaranteed by the U.S.
Government, and yield will fluctuate.

FOR WHOM THE
FUND IS DESIGNED

This Fund may be appropriate for investors seeking tax-free income or who do not want the risks associated with investing in stocks or bonds. These investors include those seeking money market income to meet regular day-to-day expenses, those needing immediate access to their assets through free checkwriting, those creating a diversified portfolio who want a portion of their assets in a conservative investment designed to offer stability, and those seeking a short-term investment prior to making longer-term investment choices. PORTFOLIO

MANAGEMENT TEAM

K. Sue Cote
  Lead Portfolio Manager

Donald C. Carleton
  Portfolio Manager

----------
^1 It is the policy of the Fund not to invest in taxable issues. However, the Fund's income may be subject to state and local taxes. Capital gains may be subject to taxes as well.

^2 The rating for the Fund is historical and is based on an analysis of the portfolio's credit quality, market price exposure, and management.


THE FUND'S INVESTMENT STRATEGY

         As interest rates remained low for most of this six-month period, our aim was to purchase the best valued securities across the one-year maturity spectrum. As interest rates began to rise in late March, we began to allow the average maturity of the Fund to shorten by purchasing shorter-term securities. As of March 31, 1997, the average maturity of the Fund was 42 days, which is shorter than the 49-day average maturity of the Fund back on September 31, 1996.

         As always, all securities we bought over the past six months are rated within the two highest quality ratings of at least one of the three leading national independent rating firms: Fitch Investors Service, Inc., Moody's Investors Service, Inc., or Standard & Poor's. For those funds rated by S&P, there are particular guidelines with which any tax-free money fund must comply in order to maintain its AAAm rating. In addition, within the universe of securities that fit within the S&P criteria, Scudder credit analysts approve only a small percentage of that universe. Therefore, the number of securities that we choose from is smaller and of better quality than other tax-free money funds.

         We expect short-term interest rates to rise over the next six months. The short-term municipal market should follow that trend. Consequently, the yield of AARP High Quality Tax Free Money Fund should rise as well, providing shareholders with competitive tax-free income and price stability.


                              PORTFOLIO STATISTICS
                              --------------------

                      Number of Issues                57

                      7-Day Current Yield          2.64%

                      Average Maturity           42 Days

                      Average Quality               AAAm


                                PORTFOLIO RETURNS
                                -----------------

                   One-Year Average
                   Annualized Total Return         2.69%

                   Five-Year Average
                   Annualized Total Return         2.30%

                   10-Year Average
                   Annualized Total Return         3.53%

                   Five-Year Cumulative
                   Total Return                   12.07%

                   10-Year Cumulative
                   Total Return                   41.51%


Please note that the ten-year figures include the performance of AARP Insured Tax Free Short Term Fund, which changed its name and objective to AARP High Quality Tax Free Money Fund on August 1, 1991. Of course past performance is not a guarantee of future results, and yield will fluctuate.

     AARP GNMA AND U.S. TREASURY FUND
     --------------------------------

FUND OVERVIEW

The AARP GNMA and U.S. Treasury Fund seeks to produce a high level of monthly income from a conservatively managed high-quality fixed-income portfolio. Although your principal is not guaranteed, the Fund is managed to moderate downside loss compared to other GNMA funds. While the securities in the Fund are guaranteed as to the timely payment of principal and interest, the guarantee is not related to the Fund's yield or share price, both of which will fluctuate daily.


        Total Return
        ------------
         CUMULATIVE

           FUND     INDEX+
 -------------------------
  1 yr.    4.95%     6.00%

  5 yr.   32.18%    40.57%

  10 yr.  97.14%   129.85%

        AVERAGE ANNUAL

           FUND     INDEX+
 -------------------------
  1 yr.    4.95%     6.00%

  5 yr.    5.74%     7.04%

  10 yr.   7.02%     8.67%


HOW THE FUND HAS PERFORMED

     As stated in the Mid-Year Overview, the past six months have been a volatile time for bond investors. After a strong fourth quarter of 1996, long-term interest rates began to rise in 1997. Shareholders in the AARP GNMA and U.S. Treasury Fund were shielded from some of this volatility because of the Fund's strategy to keep a significant portion of its assets in short-term securities, especially during periods of rising long-term interest rates. It is this strategy, however, that often causes the Fund's total return to lag behind other GNMA funds and therefore its comparative index, especially in periods when interest rates decline.

     The Annual Investment Returns chart below shows that the AARP GNMA and U.S. Treasury Fund's one-year total return of 4.95% (representing 6.54% in distribution of income and -1.59% in capital change) underperformed the unmanaged Lehman Brothers Mortgage GNMA Index total return of 6.00%. Remember that the index return does not reflect investment in cash or short-term securities like those held in the GNMA fund; nor does the index reflect the impact of servicing, investment management, or administrative expenses that a mutual fund incurs.

     You know that 12-month returns for the Fund will vary. However, by maintaining a long-term focus and staying invested through periods of rising and declining interest rates, you have the opportunity to earn high monthly income. The graph to the above right shows what $10,000 invested in the Fund on March 31, 1987 would have grown to by March 31, 1997, assuming all distributions were reinvested.

LINE CHART TITLE:    GROWTH OF A $10,000 INVESTMENT

CHART PERIOD:         Yearly Periods ended March 31

CHART DATA:
               AARP GNMA and U.S.        Lehman Brothers
                 Treasury Fund         Mortgage GNMA Index^+
                 -------------         ---------------------

                 1987   $10000                $10000

                 1988    10354                 10633

                 1989    10858                 11231

                 1990    12016                 12841

                 1991    13491                 14630

                 1992    14915                 16351

                 1993    16515                 18205

                 1994    16576                 18410

                 1995    17293                 19563

                 1996    18784                 21685

                 1997    19714                 22985



BAR CHART TITLE:          ANNUAL INVESTMENT RETURNS

CHART PERIOD:           Yearly Periods ended March 31
                               (Total Return %)

CHART DATA:
               AARP GNMA and U.S.          Lehman Brothers
                 Treasury Fund           Mortgage GNMA Index^+
                 -------------           --------------------

        1993        10.73%                      11.34%

        1994         0.37                        1.13

        1995         4.32                        6.26

        1996         8.62                       10.84

        1997         4.95                        6.00


^+ The unmanaged Lehman Brothers Mortgage GNMA Index is a market value-weighted measure of all fixed-rate securities backed by mortgage pools of the GNMA. Index returns are calculated monthly and assume reinvestment of dividends. Unlike Fund returns, Index returns do not reflect any fees or expenses.

   All performance is historical and assumes reinvestment of all dividends and capital gains and is not indicative of future results. Investment return and principal value will fluctuate so an investor's shares, when redeemed, may be worth more or less than when purchased.

THE FUND'S INVESTMENT STRATEGY

         The AARP GNMA and U.S. Treasury Fund is managed to produce monthly income from a conservative high-quality portfolio. It is also designed to be less volatile than other GNMA funds. Over the past six months, we were able to provide shareholders with the income they have grown to expect (a 30-day SEC yield of 6.35% as of March 31, 1997). As explained earlier, we used shorter-term U.S. Treasury securities to dampen the share price movement and reduce the potential for loss in the value of your investment, while using high-yielding GNMA securities for income.

      CALLOUT:

This is a unique Fund because it is designed for older Americans who want a little more income than from similar investments, but from a conservatively managed portfolio. 20% of the Fund is typically invested in Treasuries at all times.

         Approximately 68% of the portfolio was invested in GNMA securities as of March 31, 1997. Within the GNMA universe, we favored GNMA securities with coupons of 7.5% or lower because the prepayment risk associated with such securities is low. Moreover, the income from these mortgages is still above the income from many high-quality fixed-income investments such as U.S. Treasuries. We also continued to maintain our position in older, higher-coupon mortgages. Most of these mortgages are more than five years old and, therefore, have had plenty of time to be refinanced, but have not been. We feel that these securities offer high current income to shareholders, while exposing the portfolio to little risk of prepayment.

          The remainder of the portfolio (32% as of March 31, 1997) was invested in short-term U.S. Treasury obligations and cash equivalents with maturities of two years or less. We employ this strategy especially during periods of rising interest rates to help protect the value of the Fund's portfolio from loss.

         We believe that the current blend of GNMA securities has the potential to provide a competitive stream of income, while the short-term Treasury securities and cash equivalents will protect the portfolio from significant decline in value as compared to other GNMA funds.

PIE CHART TITLE:              Asset Allocation
                              ----------------

CHART PERIOD:               As of March 31, 1997

CHART DATA:

                     Government National Mortgage
                       Association                     68%
                     U.S. Treasury Obligations         31%
                     Cash Equivalents                   1%
                                                      ----
                                                      100%
                                                      ====


FOR WHOM THE
FUND IS DESIGNED

The Fund is designed for conservative investors who want relatively high current income and some protection from bond market risk. As an investor you should be investing for the longer term (three years or more) and be comfortable with fluctuation in the value of your principal and yield.

PORTFOLIO
MANAGEMENT TEAM

David H. Glen
  Lead Portfolio Manager

Mark S. Boyadjian

Thomas M. Poor

Scott E. Dolan

  Portfolio Managers


                              PORTFOLIO STATISTICS
                              --------------------

                    Number of Issues                 2338

                    30-Day Yield                    6.35%

                    Average Coupon                  7.37%

                    Yield to Maturity               7.29%

                    Average Maturity           6.08 Years

                    Average Duration           3.25 Years

                    Average Quality                   AAA

     AARP HIGH QUALITY BOND FUND
     ---------------------------

FUND OVERVIEW

To help achieve a higher level of overall return, the AARP High Quality Bond Fund now invests in a greater range of investment-grade bonds. The Fund maintains quality standards that are among the highest of any general bond fund currently available, with at least 65% of the Fund's assets invested in securities rated in the two highest rating categories by Moody's and Standard & Poor's. The Fund may also invest up to 20% of its assets in bonds rated BAA by Moody's or rated BBB by S&P.


       Total Return
       ------------
        CUMULATIVE

          FUND     INDEX^+
-------------------------
 1 yr.    4.17%     4.91%

 5 yr.   37.58%    41.51%

 10 yr. 103.39%   120.49%

       AVERAGE ANNUAL

          FUND     INDEX^+
-------------------------
 1 yr.    4.17%     4.91%

 5 yr.    6.59%     7.19%

 10 yr.   7.36%     8.22%


HOW THE FUND HAS PERFORMED

     As stated previously, the past six months were a volatile period for bond investors. After a strong fourth quarter of 1996, long-term interest rates began to rise in 1997, causing bond prices to decline. This trend had a negative impact on the AARP High Quality Bond Fund. However, the Fund did not experience declines as severe as some other bond funds due to the Fund's strategy to reduce the share price volatility.

     It is this strategy, however, that often causes the Fund's return to lag behind other bond funds, and therefore its comparative index, particularly during periods of declining interest rates. The chart below shows that the AARP High Quality Bond Fund's one-year total return of 4.17% (representing 5.8% in distribution of income and -1.63% in capital change) underperformed the unmanaged Lehman Brothers Aggregate Bond Index return of 4.91%. Remember that the index return does not reflect investment in cash or other strategies the Fund uses to reduce risk, nor does the index reflect the impact of servicing, investment management, or administrative expenses that a mutual fund incurs.

     You know that 12-month returns for the Fund will vary from year to year. However, by maintaining a long-term focus and staying invested through periods of rising or declining interest rates you increase the chances of achieving your long-term objective. The graph to the above right shows what $10,000 invested in the Fund on March 31, 1987 would have grown to as of March 31, 1997, assuming all distributions were reinvested.

LINE CHART TITLE:         GROWTH OF A $10,000 INVESTMENT

CHART PERIOD:              Yearly Periods ended March 31
CHART DATA:
                              AARP High Quality   Lehman Brothers
                                  Bond Fund      Aggregate Bond Index^+
                                  ---------      ---------------------


                   1987            $10000              $10000

                   1988             10354               10489

                   1989             10951               11030

                   1990             12022               12389

                   1991             13374               13985

                   1992             14783               15581

                   1993             16705               17653

                   1994             17175               18070

                   1995             17714               18972

                   1996             19525               21017

                   1997             20339               22049


BAR CHART TITLE:          ANNUAL INVESTMENT RETURNS

CHART PERIOD:           Yearly Periods ended March 31
                                (Total Return %)
CHART DATA:

                             AARP High Quality         Lehman Brothers
                                 Bond Fund         Aggregate Bond Index^+
                                 ---------         ---------------------

                    1993           13.01%                   13.30%

                    1994            2.80                     2.37

                    1995            3.14                     4.99

                    1996           10.22                    10.79

                    1997            4.17                     4.91


^+ The unmanaged Lehman Brothers Aggregate Bond Index is a market value-weighted measure of Treasury issues, agency issues, corporate bond issues and mortgage securities. Index returns are calculated monthly and assume reinvestment of dividends. Unlike Fund returns, Index returns do not reflect any fees or expenses.

   All performance is historical and assumes reinvestment of all dividends and capital gains and is not indicative of future results. Investment return and principal value will fluctuate so an investor's shares, when redeemed, may be worth more or less than when purchased.

THE FUND'S INVESTMENT STRATEGY

         Over the past six months we increased our investment in corporate bonds, which included issues from some of the country's consumer goods, manufacturing, financial, and transportation companies. We also continued to add income to the portfolio from attractively priced mortgage-backed securities. We maintained a large portion of the Fund's assets in mortgage-backed securities (approximately 19% as of March 31, 1997) because of their high quality, and their income potential. This strategy produced an attractive 30-day SEC yield of 5.90% as of March 31, 1997.

      CALLOUT:

The Fund attempts to reduce share price fluctuation by investing in a variety of different sectors.

         We also maintained a "barbell" maturity strategy in anticipation of short-term yields rising faster than long-term yields. As of March 31, 1997, 22.5% of the portfolio was invested in securities that mature in under one year and 25.9% of the portfolio was invested in securities maturing in more than 10 years. As of March 31, 1997, 76% of the portfolio was invested in government, AAA-rated or AA-rated securities (including cash equivalents); 18% of the Fund was invested in A-rated bonds; 6% was invested in BBB.

         We believe that the AARP High Quality Bond Fund's current portfolio is well positioned and major changes are not expected. Our emphasis remains on delivering competitive returns while maintaining high credit quality and diversification across various types of issues.

PIE CHART TITLE:             Asset Allocation
                             ----------------

CHART PERIOD:              As of March 31, 1997

CHART DATA:

               Corporate Bonds                          29%
               U.S. Treasury Obligations                27%
               Asset Backed                             12%
               Government National Mortgage Assoc.      10%
               U.S. Government Agency Pass-Thrus         9%
               Cash Equivalents                          7%
               Foreign Bonds--U.S. $ Denominated         6%
                                                       ----
                                                       100%
                                                       ====

FOR WHOM THE
FUND IS DESIGNED

The Fund is designed for investors who want competitive returns from a portfolio with high credit quality. Investors should be seeking to invest for the longer term (at least three years or more) and be comfortable with fluctuation in the value of their principal and yield.

PORTFOLIO
MANAGEMENT TEAM

David H. Glen
  Lead Portfolio Manager

William M. Hutchinson

Scott E. Dolan

  Portfolio Managers

                              PORTFOLIO STATISTICS
                              --------------------

                    Number of Issues                          40

                    30-Day SEC Yield                        5.9%

                    Average Coupon                         7.14%

                    Yield to Maturity                      6.96%

                    Average Maturity                  9.37 Years

                    Average Duration                  4.54 Years

                    Average Quality                           AA

     AARP INSURED TAX FREE GENERAL BOND FUND
     ---------------------------------------

FUND OVERVIEW

The AARP Insured Tax Free General Bond Fund seeks to pay high monthly income that is free from federal taxes.* The Fund invests in a portfolio consisting primarily of high-grade municipal securities that are insured against default. This insurance does not apply to the value of your shares or the yield of the Fund, both of which will fluctuate daily. The Fund also aims to keep the value of its shares more stable than that of other long-term municipal bond.


       Total Return
       ------------
        CUMULATIVE

          FUND     INDEX+
-------------------------
 1 yr.    4.77%     5.45%

 5 yr.   39.13%    41.37%

 10 yr.  98.47%   106.34%


        AVERAGE ANNUAL

          FUND     INDEX+
-------------------------
 1 yr.    4.77%     5.45%

 5 yr.    6.83%     7.16%

 10 yr.   7.09%     7.51%


* It is the policy of the Fund not to invest in taxable issues. However, the Fund's income may be subject to state and local taxes. Gains on sales of Fund shares and distributions of capital gains generally will be subject to federal, state and local taxes.


HOW THE FUND HAS PERFORMED

     The past six months was a volatile period for municipal bond investors. Long-term interest rates rose and as a result, the value of the securities held by the Fund decreased. When we look at the annual total returns, as illustrated in the chart below, the AARP Insured Tax Free General Bond Fund's one-year total return of 4.77% (representing 5.5% in distribution of income and -0.73%, in capital change) underperformed the unmanaged Lehman Brothers Municipal Bond Index's return of 5.45%. It is important to note that due to the Fund's investment strategy to moderate downside risk, the Fund will often lag behind the performance of similar funds, and the index. In addition, the index return does not reflect investments in cash or the types of securities the Fund uses to reduce loss of principal value; nor does the index reflect the impact of any servicing, investment management, or administrative expenses that a mutual fund incurs. The Fund offered shareholders a 4.60% 30-day SEC yield as of March 31, 1997. This is a taxable equivalent yield of 7.62% for shareholders in the 39.6% tax bracket.

     By maintaining a long-term focus and staying invested through periods of rising interest rates or declining interest rates, you increase your chances of achieving your long-term objective. The graph to the right shows what the value of $10,000 invested in the Fund on March 31, 1987, would have grown to by March 31, 1997, assuming all distributions were reinvested.

LINE CHART TITLE:         GROWTH OF A $10,000 INVESTMENT

CHART PERIOD:              Yearly Periods ended March 31

CHART DATA:
                      AARP Insured Tax Free        Lehman Brothers
                       General Bond Fund         Municipal Bond Index^+
                       -----------------         ---------------------

               1987          $10000                      $10000

               1988            9885                       10251

               1989           10970                       10989

               1990           11991                       12149

               1991           13053                       13269

               1992           14265                       14596

               1993           16261                       16425

               1994           16554                       16805

               1995           17666                       18054

               1996           18943                       19567

               1997           19847                       20634


BAR CHART TITLE:         ANNUAL INVESTMENT RETURNS

CHART PERIOD:          Yearly Periods ended March 31
                              (Total Return %)
CHART DATA:

                          AARP Insured Tax Free         Lehman Brothers
                            General Bond Fund        Municipal Bond Index^+
                            -----------------        ---------------------

                 1993              14.00%                   12.51%

                 1994               1.79                     2.32

                 1995               6.71                     7.43

                 1996               7.23                     8.38

                 1997               4.77                     5.45



^+ The unmanaged Lehman Brothers Municipal Bond Index is a market value-weighted measure of municipal bonds with a maturity of at least two years. Index returns are calculated monthly and assume reinvestment of dividends. Unlike Fund returns, Index returns do not reflect any fees or expenses.

   All performance is historical and assumes reinvestment of all dividends and capital gains and is not indicative of future results. Investment return and principal value will fluctuate so an investor's shares, when redeemed, may be worth more or less than when purchased.

THE FUND'S INVESTMENT STRATEGY

     In keeping with the Fund's objective to reduce frequency and amount by which the share price declines, purchasing bonds with "call protection" remained a fundamental part of the Fund's investment strategy over the past six months. Generally, a bond is "called in" by its issuer so that it can be refinanced at a lower interest rate. Our call-protection strategy provided a more reliable income stream than would have existed if the Fund held a significant amount of bonds that had no "call protection" -- or bonds that could be "called in" before their stated maturity. As of March 31, 1997, 85% of the portfolio was invested in "non-callable" bonds.

      CALLOUT:

Investing in securities of varying maturities helps dampen the price volatility of this Fund.

     The portfolio management team also favored intermediate bonds over the past six months because intermediate bonds usually fluctuated less than long-term bond prices. As of March 31, 1997, 66% of the portfolio was invested in intermediate bonds maturing in 5 to 15 years. The remaining 34% of the portfolio was divided almost equally between short-term securities and bonds maturing in more than 15 years.

     In addition, as of March 31, 1997, 95% of the portfolio was invested in insured securities escrowed in U.S. Treasuries, which have the backing of the U.S. Government. Remember that this insurance protects the bond from default but does not apply to the value of your shares or to the yield of the Fund, both of which will fluctuate daily.

     We believe that the Fund's strategy of maintaining a somewhat shorter duration (presently 7.24 years vs. 7.59 years for the Index) will continue to serve our shareholders well. We seek to provide our Fund investors with high income free from federal taxes and to keep our share price more stable than that of a long-term municipal bond fund.

PIE CHART TITLE: Asset Allocation -- Municipal Bond Effective Maturities

CHART PERIOD:                 As of March 31, 1997

CHART DATA:

                      Less than 1 year                 6%
                      1 to less than 5 years           9%
                      5 to less than 10 years         24%
                      10 to less than 15 years        42%
                      Greater than 15 years           19%
                                                     ----
                                                     100%
                                                     ====

FOR WHOM THE
FUND IS DESIGNED

The Fund is designed for investors in higher tax brackets who want income that is free from federal income taxes. Investors should be seeking to invest for the longer term (at least three years or more) and be comfortable with fluctuation in the value of their principal and yield.

PORTFOLIO
MANAGEMENT TEAM

Donald C. Carleton
  Lead Portfolio Manager

Philip G. Condon
  Portfolio Manager

                              PORTFOLIO STATISTICS
                              --------------------

               Number of Issues                         358

               30-Day SEC Yield                        4.6%

               Average Coupon                         4.87%

               Average Maturity                    11 Years

               Average Duration                  7.24 Years

               Average Quality                          AAA

     AARP BOND FUND FOR INCOME
     -------------------------

FUND OVERVIEW

The AARP Bond Fund for Income is designed to provide the highest level of monthly income of any AARP Fund by investing primarily in investment-grade bonds. The Fund may invest up to 35% in below investment grade bonds (25% of which may be BB or BA and 10% of which may be B). The AARP Bond Fund for Income is also managed to experience less downside risk than other investment grade bond funds as measured by the frequency of and amount by which the share price of the Fund declines compared to funds like it.


HOW THE FUND HAS PERFORMED

     Because the AARP Bond Fund for Income is so new, a review of performance is not included in this Report. However, you can call us at 1-800-253-2277 for current performance.

     CALLOUT:

The Fund has the flexibility to invest in various sectors of the bond market with regard to maturity and quality in pursuit of the highest level of monthly income of any AARP bond fund.


THE FUND'S INVESTMENT STRATEGY

     Since the Fund's inception on February 1, 1997, we have focused on portfolio diversification with emphasis on a range of qualities and types of bonds. Although the major portion of the portfolio was invested in investment-grade securities, a significant portion of the portfolio was invested in attractively priced, high yield bonds. We believe that these lower-grade securities should offer shareholders in this Fund a higher yield and more share price appreciation than the other Income Funds offered by the Program. As of March 31, 1997, 83% of the portfolio was invested in investment-grade securities rated BBB or higher (including cash equivalents), 10% of the portfolio was invested in BB-rated bonds, and 7% in B-rated bonds. Below investment-grade securities generally involve a greater risk of default and, at times, can have more price volatility than higher rated securities.

     In addition to investing the new assets in an array of credit qualities, we are keeping the Fund well diversified with different types of bonds and varying maturities. As of March 31, 1997, 35% of the portfolio was invested in corporate bonds, 11% in mortgage-backed securities, 20% in asset-backed securities, and 32% in income producing cash equivalents. Due to faster rising short-term interest rates versus long-term rates, we are maintaining a "barbell" strategy with about 40% of the portfolio invested in bonds maturing in ten years or more and 35% invested in bonds maturing in under one year.

     We will continue to manage the AARP Bond Fund for Income for higher yields than the other AARP bond funds, and with less potential for loss in the value of the portfolio than comparable investment grade bond funds. It is important to note, however, that this Fund will likely experience more volatility than the AARP GNMA and U.S. Treasury Fund, or the AARP High Quality Bond Fund. Investors in this Fund must therefore be in a position to tolerate greater short-term risk to the value of their investment for the potential of greater returns over the long term.

PIE CHART TITLE:                 Asset Allocation

CHART PERIOD:                 As of March 31, 1997

CHART DATA:

                    Corporate Bonds                          35%
                    Cash Equivalents                         32%
                    Asset-Backed Securities                  20%
                    GNMAs                                    11%
                    Foreign Bonds -- U.S. $ Denominated       2%
                                                            ----
                                                            100%
                                                            ====



FOR WHOM THE
FUND IS DESIGNED

The Fund is designed for investors who seek high monthly income from a diversified portfolio of largely investment-grade bonds. Investors should be seeking to invest for the longer term (at least three years or more) and be comfortable with fluctuation in the value of their principal. We believe that the AARP Bond Fund for Income could serve as a core bond investment in most investors' portfolios because it offers the potential for high yields, price appreciation and less share price fluctuation than other long-term bond funds.


PORTFOLIO
MANAGEMENT TEAM

William M. Hutchinson
  Lead Portfolio Manager

Kelly D. Babson

David H. Glen

  Portfolio Managers


                              PORTFOLIO STATISTICS
                              --------------------

                 Number of Issues                          30

                 30-Day SEC Yield                       6.77%

                 Average Coupon                          4.8%

                 Yield to Maturity                      7.82%

                 Average Maturity                 10.18 Years

                 Average Duration                  4.54 Years

                 Average Quality                            A

     AARP BALANCED STOCK AND BOND FUND
     ---------------------------------

FUND OVERVIEW

By investing in a combination of stocks, bonds, and cash reserves, the AARP Balanced Stock and Bond Fund seeks to offer you long-term growth of capital and quarterly income. Like all of the AARP Mutual Funds, the Fund seeks to keep the value of its shares more stable than other balanced funds.


       Total Return
       ------------
        CUMULATIVE

                   BLENDED
          FUND     INDEX+
-------------------------
 1 yr.    12.48%   12.35%

 Life of
 Fund*    40.69%   41.58%

        AVERAGE ANNUAL

                   BLENDED
          FUND     INDEX+
-------------------------
 1 yr.    12.48%   12.35%

 Life of
 Fund*    11.41%   11.61%


HOW THE FUND HAS PERFORMED

     The AARP Balanced Stock and Bond Fund performed well over the past six months. The Fund's one-year total return of 12.48% outperformed the balanced index's return of 12.35%. (The balanced index is comprised of 50% of the unmanaged Standard & Poor's 500 Stock Price Index, 40% of the unmanaged Lehman Brothers Aggregate Bond Index and 10% of the three-month Treasury Bill Index.) This Fund was introduced on February 1, 1994. Therefore, five-year and ten-year data are not available.

     The graph below shows what the value of $10,000 invested in the Fund when it was introduced in February of 1994 would have grown to by March of this year, assuming all distributions were reinvested.


LINE CHART TITLE:         GROWTH OF A $10,000 INVESTMENT

CHART PERIOD:        Semiannual Periods from February 1, 1994*
                                 to March 31, 1997
CHART DATA:


               AARP Balanced   Standard & Poor's   Lehman Brothers
              Stock and Bond   500 Stock Price     Aggregate Bond      Blended
                  Fund              Index               Index            Index^+
                  ----              -----               -----            -----

2/1/94*         $10000             $10000              $10000           $10000

3/31/94           9520               9305                9584             9490

9/30/94           9922               9800                9543             9747

3/31/95          10335              10753               10062            10461

9/30/95          11589              12716               10885            11776

3/31/96          12509              14205               11146            12602

9/30/96          13104              15300               11416            13248

3/31/97          14069              17020               11693            14158


BAR CHART TITLE:         ANNUAL INVESTMENT RETURNS

CHART PERIOD:          Yearly Periods ended March 31
                               (Total Return %)
CHART DATA:

                       AARP Balanced                Blended
                     Stock and Bond Fund             Index^+
                     -------------------             -----
          2/1/94*--
          3/31/94           -4.8 %                   -5.08%

          1995               8.56                    10.17

          1996              21.04                    22.9

          1997              12.48                    12.35



THE FUND'S INVESTMENT STRATEGY

         In general, the stock portion of the Fund (representing 55% of the portfolio as of March 31, 1997) uses an approach similar to the AARP Growth and Income Fund. The Fund will usually invest in stocks that are believed to have favorable long-term capital appreciation outlooks and have above-average dividend yields. Refer to the AARP Growth and Income Fund Report on page 20 for details on specific stock selection. (The Fund may invest up to 70% of its assets in stocks.)

     The portion of the Fund invested in bonds (38% of the portfolio as of March 31, 1997) may include corporate issues, U.S. Government securities, mortgage-backed obligations, and other fixed-income securities. At least 75%


----------
^+ The performance of the blended benchmark is a weighting comprised of 50%
   Standard & Poor's 500 Stock Price Index (S&P), 40% Lehman Brothers Aggregate Bond Index (LBAB), and the 3-Month Treasury Bill Index (10%). The 50/40/10 measure is meant to reflect the anticipated long range asset mix of the Fund, which may change over time. The unmanaged Standard & Poor's 500 Stock Price Index is a market value-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and Over-the-Counter market. The unmanaged Lehman Brothers Aggregate Bond Index is a market value-weighted measure of Treasury issues, agency issues, corporate bond issues and mortgage securities. Index returns are calculated monthly and assume reinvestment of dividends. Unlike Fund returns, Index returns do not reflect any fees or expenses.

   All performance is historical and assumes reinvestment of all dividends and capital gains and is not indicative of future results. Investment return and principal value will fluctuate so an investor's shares, when redeemed, may be worth more or less than when purchased.

*  The Fund commenced operations on February 1, 1994.

of these securities will be securities rated within the three highest quality ratings (AAA, AA, and A) by Moody's or S&P, independent rating organizations. At all times, at least 30% of the Fund's assets will be invested in a combination of bonds and cash equivalents. The Fund moved from intermediate bonds over the past six months to a "barbell strategy" by increasing the amount invested in short-term and long-term bonds in anticipation of short-term interest rates rising faster than long-term rates. The remaining 7% of the Fund's assets were invested in cash equivalents.


     CALLOUT:

The Fund attempts to reduce share price fluctuation by following the strict yield discipline of the AARP Growth and Income Fund in the stock portion of the portfolio, by investing in securities with varying maturities on the bond side, and by maintaining a solid cash position.

     We continue to believe that stocks will outperform bonds and cash over the longer term and, therefore, a majority of the portfolio will continue to be invested in stocks.

PIE CHART TITLE:           EQUITY ALLOCATION

CHART PERIOD:            As of March 31, 1997

CHART DATA:

                  Financial                     21%
                  Manufacturing                 18%
                  Energy                         9%
                  Consumer Staples               9%
                  Health                         8%
                  Durables                       8%
                  Communications                 7%
                  Utilities                      6%
                  Consumer Discretionary         4%
                  Other                         10%
                                               ----
                                               100%
                                               ====


PIE CHART TITLE:        FIXED INCOME ALLOCATION

CHART PERIOD:            As of March 31, 1997

CHART DATA:

            Corporate Bonds                         39%
            U.S. Treasury Obligations               25%
            U.S. Gov't Pass-Thrus                   21%
            Asset-Backed Securities                  7%
            Gov't National Mortgage Association      6%
            Foreign Bonds-U.S. $ Denominated         2%
                                                   ----
                                                   100%
                                                   ====


FOR WHOM THE
FUND IS DESIGNED

This Fund is designed for investors who are seeking long-term growth of their assets, but who seek less risk than an investment solely in stocks. Investors should be able to invest for the longer term (at least three to five years or more) and be comfortable with the value of their principal fluctuating up and down.

PORTFOLIO
MANAGEMENT TEAM

Robert T. Hoffman

  Lead Portfolio Manager

William M. Hutchinson

Benjamin W. Thorndike

  Portfolio Managers



                                Asset Allocation
                              As of March 31, 1997
                              --------------------

                       Stocks                    55%

                       Bonds                     38%

                       Cash Equivalents           7%
                                                ----
                                                100%
                                                ====

     AARP GROWTH AND INCOME FUND
     ---------------------------

FUND OVERVIEW

The AARP Growth and Income Fund is a conservatively managed equity fund that provides the potential for long-term growth and quarterly income, while seeking to keep the value of its shares more stable than other growth and income funds. It invests in above-average dividend-yielding stocks that may offer the opportunity for long-term growth of capital.


      Total Return
      ------------
       CUMULATIVE

         FUND     INDEX+
------------------------
1 yr.   17.82%    19.83%

5 yr.  114.62%   113.91%

10 yr. 231.70%   251.03%

      AVERAGE ANNUAL

         FUND     INDEX+
------------------------
1 yr.   17.82%    19.83%

5 yr.   16.50%    16.42%

10 yr.  12.74%    13.37%


HOW THE FUND HAS PERFORMED

     The AARP Growth and Income Fund performed as expected over the past six months. Its one-year total return of 17.82% (representing 3.07% in distributions of income and 14.75% in capital change) underperformed the unmanaged Standard & Poor's 500 Stock Price Index of 19.83%.

     This is an excellent example of the total return tradeoff shareholders may experience where we are actively working to reduce the potential of loss in value compared to other growth and income funds. The Fund may lag the performance of other growth and income funds and therefore the index during certain bull market periods. It will typically outperform in certain bear markets, as it did, for example, during the period from May 1990 to October 1990 when the Fund declined 7.0% versus a 14.4% decline for comparable growth and income funds.*

     12-month returns for the Fund will vary from year to year. However, by maintaining a long-term focus and avoiding overreaction to short-term market volatility, your investment has the opportunity to grow significantly over time. The graph to the right shows what the value of $10,000 invested in the Fund on March 31, 1987, would have grown to by March of this year, assuming all distributions were reinvested.


THE FUND'S INVESTMENT STRATEGY

     We continued to focus on investing in undervalued securities with above-average relative dividend yields. Although they remain sizable positions in the portfolio, we scaled back our health care and consumer goods stocks during the fourth quarter of 1996 and increased our position in telecommunications and domestic electric utilities. The Fund's health care weighting, concentrated in pharmaceuticals, contributed significantly to the Fund's favorable performance in 1996 and into 1997. Holdings such as Warner Lambert and Bristol Myers performed extremely well.


LINE CHART TITLE:         GROWTH OF A $10,000 INVESTMENT

CHART PERIOD:              Yearly Periods ended March 31

CHART DATA:

                            AARP Growth and      Standard & Poor's
                              Income Fund     500 Stock Price Index^+
                              -----------     -----------------------

                   1987         $10000                $10000

                   1988           9300                  9167

                   1989          10575                 10829

                   1990          11780                 12915

                   1991          13470                 14776

                   1992          15455                 16410

                   1993          17877                 18913

                   1994          18854                 19190

                   1995          21342                 22176

                   1996          28153                 29293

                   1997          33170                 35103


BAR CHART TITLE:         ANNUAL INVESTMENT RETURNS

CHART PERIOD:          Yearly Periods ended March 31
                              (Total Return %)
CHART DATA:
                       AARP Growth and Income     Standard & Poor's 500
                               Fund                 Stock Price Index+
                               ----                 ------------------

            1993              15.67%                     15.22%

            1994               5.47                       1.48

            1995              13.20                      15.57

            1996              31.91                      32.10

            1997              17.82                      19.83


----------
* Source: Value Line Fund Survey. January 1997. Peer group includes 38 growth and income funds, one of which is the AARP Growth and Income Fund.

^+ The unmanaged Standard & Poor's 500 Stock Price Index is a market value weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and Over-the-Counter market. Index returns are calculated monthly and assume reinvestment of dividends. Unlike Fund returns, Index returns do not reflect any fees or expenses.

   All performance is historical and assumes reinvestment of all dividends and capital gains and is not indicative of future results. Investment return and principal value will fluctuate so an investor's shares, when redeemed, may be worth more or less than when purchased.

     At the same time, we increased our exposure to the telecommunications sector by purchasing a number of Regional Bell Operating Companies (RBOCs). Given our belief that much of the competitive risk in the market was already reflected in stock prices, we initiated a position in BellSouth and increased our weighting in Bell Atlantic and NYNEX.

     CALLOUT:

The Fund focuses on stocks with above-average dividends and sound fundamentals to help reduce share price volatility.

     We also increased our holdings in electric utilities and forest products by purchasing Duke Power and Boston Edison, and by adding to holdings in Weyerhauser. These are highly attractive holdings as both groups have reached historical highs on a relative dividend yield basis.

     The weakest performing sectors over the past six months have been the financial and manufacturing sectors. The underperformance of the financial stocks is due in large part to interest rate and inflation fears that culminated in the Fed's rise in interest rates on March 25th this year. While such action caused increased volatility in financial stocks, we believe that the fundamental long-term outlook for this sector remains favorable. We may take advantage of further weakness -- and therefore buying opportunities -- and increase our holdings.

     The underperformance of the manufacturing sector is largely due to our position in chemicals which, although very attractive on a relative yield basis, continued to lag behind the market due to pricing fears and concerns of overcapacity.

     Xerox, our largest holding, also suffered a temporary setback in the fourth quarter of 1996 due to an earnings disappointment. We would point out, however, that despite this setback, Xerox was still one of the best performers in the portfolio over the period covered by this Report. (Please note that portfolio changes should not be considered recommendations for action by individual investors.)

     In general, our focus on high dividend-paying stocks has and should continue to benefit the Fund over time as the market recognizes the intrinsic worth of individual stocks.

PIE CHART TITLE:     SECTOR DIVERSIFICATION -- EXCLUDES CASH EQUIVALENTS

CHART PERIOD:                       As of March 31, 1997

CHART DATA:

                             Financial                22%
                             Manufacturing            19%
                             Energy                    8%
                             Consumer Staples          8%
                             Health                    8%
                             Durables                  8%
                             Communications            7%
                             Utilities                 6%
                             Consumer Discretionary    5%
                             Other                     9%
                                                     ----
                                                     100%
                                                     ====
FOR WHOM THE
FUND IS DESIGNED

The Fund is suitable for investors who are seeking long-term growth of their assets and the opportunity to keep ahead of inflation. Investors should be able to invest for at least five years or more and be comfortable with fluctuation to the value of their principal that is associated with investing in stocks.


PORTFOLIO
MANAGEMENT TEAM

Robert T. Hoffman
  Lead Portfolio Manager

Lori J. Ensinger

Deborah A. Chaplin

Kathleen T. Millard

Benjamin W. Thorndike

  Portfolio Managers




                                Asset Allocation
                              As of March 31, 1997
                              --------------------

                       Equity Holdings           99%

                       Cash Equivalents           1%
                                                ----
                                                100%
                                                ====

     AARP U.S. STOCK INDEX FUND
     --------------------------

FUND OVERVIEW

The AARP U.S. Stock Index Fund takes an indexing approach using the S&P 500 Index as a benchmark. The Standard and Poors 500 Index is an unmanaged broad market index of 500 large "blue chip" companies. The Fund also seeks to keep the value of its shares more stable than other S&P 500 Index funds.

HOW THE FUND HAS PERFORMED

     Because the AARP U.S. Stock Index Fund is so new, a review of performance is not included in this Report. However, you can call us at 1-800-253-2277 for current performance information.

     CALLOUT:

The AARP U.S. Stock Index Fund strives to moderate share price fluctuation by favoring income-paying S&P 500 stocks which historically have been more stable, especially in periods of decline.

THE FUND'S INVESTMENT STRATEGY

     The Fund's investment strategy is to invest in a broadly diversified portfolio consisting of more than 400 Standard & Poors' 500 Index companies. Using a technique referred to as "sampling", the portfolio places more weight on common stocks of S&P 500 companies that are expected to pay higher dividends than S&P 500 companies in total. Instead of an emphasis on holding higher yielding stocks, we attempt to keep the character of our portfolio consistent with that of the S&P 500 index. By managing the Fund in this way, we expect performance to be less volatile than the S&P 500 over time. We also seek to offer shareholders a competitive return with a higher dividend yield than comparable index funds.

     We believe that the AARP U.S. Stock Index Fund offers shareholders a low-cost way of investing in a diversified stock portfolio which offers some degree of performance similarity relative to the S&P 500 Index.

PIE CHART TITLE:     SECTOR DIVERSIFICATION -- EXCLUDES CASH EQUIVALENTS

CHART PERIOD:                       As of March 31, 1997

CHART DATA:

                              Financial                14%
                              Health                   12%
                              Manufacturing            12%
                              Consumer Staples         11%
                              Technology               11%
                              Energy                   11%
                              Communications            7%
                              Durables                  6%
                              Utilities                 5%
                              Other                    11%
                                                      ----
                                                      100%
                                                      ====


PIE CHART TITLE:                      ASSET ALLOCATION

CHART PERIOD:                       As of March 31, 1997

CHART DATA:

                              Common Stocks            98%
                              Cash Equivalents          2%
                                                      ----
                                                      100%
                                                      ====

FOR WHOM THE
FUND IS DESIGNED

The Fund is suitable for investors looking to add a stock index fund seeking less share price volatility than comparable S&P 500 Index Funds, and who have an investment horizon of five years or more. The Fund invests in some of the strongest, most highly capitalized U.S. corporations.


PORTFOLIO
MANAGEMENT TEAM

Philip S. Fortuna
  Lead Portfolio Manager

James M. Eysenbach
  Portfolio Manager

NOTE:

The Fund Manager has retained Bankers Trust Company as Subadvisor to the Fund. The Subadvisor handles the day-to-day investment and trading functions. The Portfolio Managers are in regular contact with the Subadvisor, receive records of daily transactions, monitor returns and relative risk, and scrutinize portfolio activity.

     AARP CAPITAL GROWTH FUND
     ------------------------

FUND OVERVIEW

The AARP Capital Growth Fund is designed to help investors take advantage of the high growth potential of stocks while attempting to keep the value of its shares more stable than other capital growth funds.


        Total Return
        ------------
         CUMULATIVE

           FUND     INDEX+
 -------------------------
  1 yr.    16.14%   19.83%

  5 yr.    80.48%  113.91%

  10 yr.  201.96%  251.03%

        AVERAGE ANNUAL

           FUND     INDEX+
 -------------------------
  1 yr.   16.14%    19.83%

  5 yr.   12.53%    16.42%

  10 yr.  11.69%    13.37%


HOW THE FUND HAS PERFORMED

     The AARP Capital Growth Fund performed as expected in the most recent period. It provided a one-year total return of 16.14% (representing 1.01% in distributions of income and 15.13% in capital change), although it underperformed the 19.83% return of the unmanaged Standard & Poor's 500 Stock Price Index. The Fund's focus on reducing the risk of loss through broad diversification of holdings caused it to underperform the index during this period when most of the index's gain was attributable to a small number of very large companies, including tobacco companies, in which none of the AARP Mutual Funds invest.

     It is important to note that 12-month returns for the Fund will vary from year to year. However, by maintaining a long-term focus and staying invested through good and bad times, your investment has the opportunity to grow significantly over time. The graph to the right shows what $10,000 invested in the Fund on March 31, 1987, would have grown to by March 31st of this year, if you reinvested all distributions.


LINE CHART TITLE:      GROWTH OF A $10,000 INVESTMENT

CHART PERIOD:           Yearly Periods ended March 31
CHART DATA:

                               AARP Capital       Standard &
                                 Growth       Poor's 500 Stock
                                  Fund          Price Index^+
                                  ----          ------------

                    1987         $10000           $10000

                    1988           9549             9167

                    1989          12576            10829

                    1990          13336            12915

                    1991          14521            14776

                    1992          16731            16410

                    1993          18774            18913

                    1994          19107            19190

                    1995          19886            22176

                    1996          26000            29293

                    1997          30196            35103


BAR CHART TITLE:             ANNUAL INVESTMENT RETURNS

CHART PERIOD:              Yearly Periods ended March 31
                                   (Total Return %)
CHART DATA:

                                AARP Capital       Standard &
                                  Growth       Poor's 500 Stock
                                   Fund          Price Index^+
                                   ----          ------------
                    1993           12.21%             15.22%

                    1994            1.78               1.48

                    1995            4.08              15.57

                    1996           30.75              32.10

                    1997           16.14              19.83


THE FUND'S INVESTMENT STRATEGY

     Over the past six months, we continued to maintain a high quality portfolio diversified across many industries. The Fund is most heavily invested in the technology, finance, and health care sectors. Technology was the best performing sector of the market over this period and we believe it will continue to be a fruitful sector for above-average growth opportunities. Since some technology stocks, particularly start-up companies, are characterized by a high degree of share price volatility, we will continue to look for investment opportunities in large, more mature companies such as Intel Corp., Compaq Computer, and Applied Materials, a semi- conductor company which significantly outperformed over this period because of the strength of that industry as a whole.

----------
^+ The unmanaged Standard & Poor's 500 Stock Price Index is a market value-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange, and Over-the-Counter market. Index returns are calculated monthly and assume reinvestment of dividends. Unlike Fund returns, Index returns do not reflect any fees or expenses.

   All performance is historical and assumes reinvestment of all dividends and capital gains and is not indicative of future results. Investment return and principal value will fluctuate so an investor's shares, when redeemed, may be worth more or less than when purchased.

     Within the financial sector, our best performing stock was American Express, the Fund's largest holding, which gained more than 30% over the period. Other strong performers were Citicorp, American International Group, and Franklin Resources. We believe that despite some recent volatility due to rising interest rates, many financial stocks are attractively priced versus their expected growth rates.

     CALLOUT:

Through a broadly diversified portfolio consisting primarily of high quality, medium- to large-sized companies with strong competitive positions in their industries, the Fund seeks to offer less share price volatility than many growth funds.

     The Fund's pharmaceutical weighting also contributed strongly to the Fund's performance in 1996 and into 1997 in large part due to the sector's dependable earnings growth and strong new product lines. Warner Lambert, for example, gained 32% due to strong earnings momentum and significant new sources of revenue from two new drugs developed to treat diabetes and high cholesterol. (Please note that portfolio changes should not be considered recommendations for action by individual investors.)

PIE CHART TITLE:    SECTOR DIVERSIFICATION -- EXCLUDES CASH EQUIVALENTS

CHART PERIOD:                  As of March 31, 1997
CHART DATA:

                           Financial                19%
                           Technology               17%
                           Energy                   13%
                           Health                   13%
                           Manufacturing            12%
                           Consumer Discretionary    9%
                           Service Industries        5%
                           Durables                  4%
                           Consumer Staples          4%
                           Other                     4%
                                                   ----
                                                   100%
                                                   ====


PIE CHART TITLE:                 ASSET ALLOCATION

CHART PERIOD:                  As of March 31, 1997
CHART DATA:

                          Equity Holdings          97%
                          Cash Equivalents          3%
                                                  ----
                                                  100%
                                                  ====

FOR WHOM THE
FUND IS DESIGNED

The Fund is designed for investors seeking long-term growth of their principal. Investors should be able to invest for the longer term (at least five years or more) and be comfortable with the short-term fluctuation of principal that is associated with investing in stocks.

PORTFOLIO
MANAGEMENT TEAM

William F. Gadsden
  Lead Portfolio Manager

Bruce F. Beaty
  Portfolio Manager

     AARP SMALL COMPANY STOCK FUND
     -----------------------------

FUND OVERVIEW

From investment primarily in the stocks of small U.S. companies, the Fund seeks to provide long-term capital growth, and to keep the value of its shares more stable than other small company stock funds.

HOW THE FUND HAS PERFORMED

     Because the AARP Small Company Stock Fund is so new, a review of performance is not included in this Report. However, you can call us at 1-800-253-2277 for current performance information.

     CALLOUT:

By targeting a large number of undervalued small stocks, which as a group pay above average dividends, the Fund seeks to reduce the potential for loss versus comparable small company funds.

THE FUND'S INVESTMENT STRATEGY

     The portfolio management team's disciplined approach is to use a two-step process. First, we evaluate approximately 2000 U.S. stocks and identify those companies which have above-average return potential. Then we build a diversified portfolio by assessing the risk/return tradeoff of various combinations of attractively rated companies. The Fund is well diversified with more than 100 stocks selected from the Russell 2000 Index of small companies.

     We focus on small U.S. companies that have strong or improving sales and earnings growth and are selling at prices not reflecting their underlying value. The emphasis on valuation is reflected in the resulting portfolio which has an average price-to-earnings ratio of about one-half of the Russell 2000 Index of small companies. In terms of size, a typical company held in the portfolio has a market capitalization (price times shares) of $374 million. By contrast the typical S&P 500 company has a market capitalization of $5 billion.

     With the Fund's emphasis on valuation and yield, we have lower weightings in the health care and technology sectors because many of these companies do not pay dividends, and also greater weightings in the financial and manufacturing sectors.

PIE CHART TITLE:     SECTOR DIVERSIFICATION -- EXCLUDES CASH EQUIVALENTS

CHART PERIOD:                       As of March 31, 1997

CHART DATA:

                                Manufacturing            23%
                                Financial                16%
                                Consumer Discretionary   11%
                                Technology               10%
                                Service Industries        8%
                                Metals & Minerals         8%
                                Durables                  7%
                                Constructions             7%
                                Consumer Staples          5%
                                Other                     5%
                                                        ----
                                                        100%
                                                        ====


PIE CHART TITLE:                      ASSET ALLOCATION

CHART PERIOD:                       As of March 31, 1997

CHART DATA:

                                Equity Holdings          87%
                                Cash Equivalents         13%
                                                        ----
                                                        100%
                                                        ====

FOR WHOM THE
FUND IS DESIGNED

The AARP Small Company Stock Fund is suitable for investors seeking long-term growth of their investment. Investors should invest for the longer term (at least five years or more) and be comfortable with the value of their principal fluctuating up and down.


PORTFOLIO
MANAGEMENT TEAM

James M. Eysenbach
  Lead Portfolio Manager

Philip S. Fortuna
  Portfolio Manager

     AARP GLOBAL GROWTH FUND
     -----------------------

FUND OVERVIEW

The AARP Global Growth Fund seeks to offer long-term capital growth in a globally diversified portfolio, while seeking to keep the value of its shares more stable than other global growth funds.


       Total Return
        ------------
         CUMULATIVE

           FUND     INDEX+
 -------------------------
  1 yr.     9.44%    9.36%

  Life of
   Fund*   11.41%   11.81%


        AVERAGE ANNUAL

           FUND     INDEX+
 -------------------------
  1 yr.    9.44%     9.36%

  Life of
    Fund*  9.75%    10.06%


HOW THE FUND HAS PERFORMED

     The AARP Global Growth Fund performed well, with a one-year total return of 9.44%. The Fund outperformed the MSCI World Index total return of 9.36%. Since the Fund was introduced in February of 1996, five- and ten-year performance data are not available.

     CALLOUT:

The Fund seeks to offer competitive long-term returns with less risk than other global growth funds through broad country and security diversification, and by following long-term positive economic themes.

THE FUND'S INVESTMENT STRATEGY

     Our approach to investing in the global equity markets is focused on identifying long-term growth of the world economy and capital markets and then identifying the companies with appropriate stock values that are best positioned to take advantage of the opportunity. This strategy results in a well diversified portfolio of approximately 120 issues across many countries. We do not make investment decisions that try to pick the best country or best currency, instead we focus on individual companies. We believe this reduces the risk of loss because we focus on broad trends, not short-term market timing.

LINE CHART TITLE:         GROWTH OF A $10,000 INVESTMENT

CHART PERIOD:          Monthly Periods from February 1, 1996*
                                 to March 3, 1997
CHART DATA:


                              AARP Global
                              Growth Fund     MSCI World Index^+
                              -----------     ------------------

               2/1/96*          $10000             $10000

               3/31/96           10180              10224

               5/30/96           10407              10470

               7/31/96            9980              10147

               9/30/96           10327              10661

              11/30/96           10940              11333

               1/31/97           10880              11282

               3/31/97           11141              11181


BAR CHART TITLE:         ANNUAL INVESTMENT RETURNS

CHART PERIOD:              Period ended March 31
                              (Total Return %)
CHART DATA:

                                 AARP Global
                                 Growth Fund     MSCI World Index^+
                                 -----------     ------------------

               2/1/96*
               3/31/97             9.44%               9.36%


     In this vein, we have continued to expand the portfolio's holdings of companies that share two characteristics we believe will provide an increasingly important advantage in the new global environment: dominant worldwide market share and declining production costs. Recent purchases along these lines included automobile tire manufacturers Michelin and Goodyear, both of which have been able to extend their competitive advantage because of economies of scale, continued capital investment, and advances in technology. We began purchasing


----------
^* The MSCI (Morgan Stanley Capital International) World Index is an unmanaged capitalization-weighted measure of global stock markets, including the U.S., Canada, Europe, Australia, and the Far East. Index returns assume dividends reinvested net of withholding tax and, unlike Fund returns, do not reflect any fees or expenses.

   All performance is historical and assumes reinvestment of all dividends and capital gains and is not indicative of future results. Investment return and principal value will fluctuate so an investor's shares, when redeemed, may be worth more or less than when purchased.

*  The Fund commenced operations on February 1, 1996.

several industrial gas companies in the U.K. and United States based on our assessment of the sector's stable prices, growth potential, and valuation.

     Another area of emphasis is companies with new technologies and large market shares. These businesses should be able to set long-term standards in their respective industries and therefore maintain pricing power. The newest names added under this category were Sabre, a U.S.-based world leader in travel-related services, and Electronic Data Systems, a U.S.-based systems designer for large-scale data management projects.

     Pharmaceutical companies in general have performed well recently, and we continue to believe that well-managed companies servicing the health needs of an aging world population will continue to thrive. We also sought to capitalize on the world's changing demographics by maintaining holdings in companies positioned to help individuals provide for retirement, including a number of major life insurers such as ING and AEGON (the Netherlands) and Zurich Insurance (Switzerland). (Please note that portfolio changes should not be considered recommendations for action by individual investors.)

     Our long-term outlook is for global economic expansion without significant inflation -- an extremely positive scenario for investors. Moving forward, we will continue to seek to identify opportunities for long-term capital appreciation presented by the economic changes around the world.


PIE CHART TITLE:  Geographical Diversification -- Excludes Cash Equivalents

CHART PERIOD:                       As of March 31, 1997
CHART DATA:

                                Europe                   57%
                                U.S. & Canada            24%
                                Pacific Basin             6%
                                Japan                     6%
                                Latin America             5%
                                Other                     2%
                                                        ----
                                                        100%
                                                        ====

PIE CHART TITLE:   Sector Diversification -- Excludes Cash Equivalents

CHART PERIOD:                        As of March 31, 1997
CHART DATA:

                                Manufacturing            26%
                                Financial                16%
                                Technology                7%
                                Metals and Minerals       7%
                                Consumer Staples          6%
                                Durables                  6%
                                Service Industries        5%
                                Energy                    5%
                                Utilities                 5%
                                Other                    17%
                                                        ----
                                                        100%
                                                        ====

FOR WHOM THE
FUND IS DESIGNED

The AARP Global Growth Fund is suitable for investors who want to add worldwide stock opportunities to their portfolio. Investors should invest for the longer term (at least five years or more) and be comfortable with the value of their principal fluctuating up and down. Because the Fund invests globally, it will be affected by fluctuations in U.S. and international stocks markets. The Fund will also be subject to international investment risks such as currency exchange risk.

PORTFOLIO
MANAGEMENT TEAM

William E. Holzer
  Lead Portfolio Manager

Diego Espinosa

Nicholas Bratt
  Portfolio Managers

                                Asset Allocation
                              As of March 31, 1997
                              --------------------

                         Equity Holdings           89%

                         Cash Equivalents           8%

                         Fixed Income Holdings      3%
                                                  ----
                                                  100%
                                                  ====

     AARP INTERNATIONAL STOCK FUND
     -----------------------------

FUND OVERVIEW

The AARP International Stock Fund seeks to offer long-term capital growth and income from a diversified portfolio of foreign securities, and to keep the value of its shares more stable than other international equity funds. Because the Fund invests internationally, it will be affected by up and down movements in international stock markets.


HOW THE FUND HAS PERFORMED

     Because the AARP International Stock Fund is so new, you will not find performance information in this Report. However, you can call us at 1-800-253-2277 for current performance information.

     CALLOUT:

By primarily targeting well-managed, dividend-paying companies in established markets other than the United States, the Fund seeks long-term growth with less downside risk than other international stock funds.


     Since the Fund was introduced in February of 1997, the portfolio management team's strategy has been to build a well-diversified portfolio by concentrating on individual stocks in many different sectors and countries. The portfolio is presently diversified among 16 countries, including Germany, the United Kingdom, France, and Japan. We have concentrated on stocks of established dividend-paying companies listed on foreign exchanges within developed foreign markets. Some of the major investments we have made include Railtrak (a UK-based rail transportation company), Sommer Allibert (a French auto components company), BHF Bank (a German bank), and Shiseido (a Japanese cosmetics company).

     We believe that the AARP International Stock Fund offers shareholders long-term growth opportunities in developed foreign markets while carefully managing downside risk. We also believe that the Fund offers the opportunity for investors to further diversify their investment portfolio, which could help to lower overall risk.

PIE CHART TITLE:                   ASSET ALLOCATION

CHART PERIOD:                     As of March 1, 1997
CHART DATA:

                             Equity Holdings          85%
                             Cash Equivalents         13%
                             Fixed Income Holdings     2%
                                                     ----
                                                     100%
                                                     ====

PIE CHART TITLE:   GEOGRAPHICAL DIVERSIFICATION -- EXCLUDES CASH EQUIVALENTS

CHART PERIOD:                     As of March 1, 1997
CHART DATA:

                            Europe                   80%
                            Japan                    13%
                            Pacific Basin             5%
                            U.S.                      2%
                                                    ----
                                                    100%
                                                    ====

PIE CHART TITLE:   SECTOR DIVERSIFICATION -- EXCLUDES CASH EQUIVALENTS

CHART PERIOD:                     As of March 1, 1997
CHART DATA:


                           Manufacturing            26%
                           Financial                21%
                           Consumer Staples         10%
                           Durables                  7%
                           Communications            7%
                           Transportation            7%
                           Construction              5%
                           Energy                    4%
                           Service Industries        4%
                           Other                     9%
                                                   ----
                                                   100%
                                                   ====


FOR WHOM THE
FUND IS DESIGNED

The AARP International Stock Fund is suitable for investors seeking long-term growth of their principal and who want to add international stock market opportunities to their portfolio. Investors in this Fund should have an investment time horizon of at least five years or more, and be comfortable with the value of their principal fluctuating up and down. The Fund will also be subject to international investment risks such as currency exchange risk.


PORTFOLIO
MANAGEMENT TEAM

Sheridan Reilly
  Lead Portfolio Manager

Irene Cheng
  Portfolio Manager

     AARP MANAGED INVESTMENT PORTFOLIOS:
     -----------------------------------

          AARP DIVERSIFIED INCOME PORTFOLIO
          AARP DIVERSIFIED GROWTH PORTFOLIO

PORTFOLIO OVERVIEWS

The AARP Managed Investment Portfolios are conservatively managed "funds of funds" -- portfolios that invest exclusively in other AARP Mutual Funds. Two portfolios are offered.

o The AARP Diversified Income Portfolio seeks current income with modest long-term appreciation by investing 60% to 80% of the assets in the AARP bond mutual funds.

o The AARP Diversified Growth Portfolio seeks long-term growth of capital by investing 60% to 80% of the assets in the AARP stock mutual funds.

The investment mix in both portfolios may change when assets appreciate significantly as economic conditions change.


HOW THE PORTFOLIOS HAVE PERFORMED

     Because the AARP Managed Investment Portfolios are so new, a review of performance is not included in this Report. However, you can call us at 1-800-253-2277 for current performance information.

THE PORTFOLIOS' INVESTMENT STRATEGIES

     Since the portfolios were introduced in early February, we have been implementing an investment process that applies our global perspective and judgment of capital markets, combined with sophisticated quantitative risk management techniques, to investing in a mix of AARP Mutual Funds -- each of which is also managed to reduce the risk of loss to the portfolio.

     We began by deciding which asset classes we expected to outperform and compared that to historical trends. We then used this data to allocate the portfolios as follows:

     The AARP Diversified Income Portfolio allocation as of March 31, 1997:

              AARP High Quality Money Fund                      15%

              AARP Bond Fund for Income                         30%

              AARP GNMA and U.S. Treasury Fund                  30%

              AARP Growth and Income Fund                       11%

              AARP U.S. Stock Index Fund                         5%

              AARP Global Growth Fund                            9%

     The AARP Diversified Growth Portfolio allocation as of March 31, 1997:

              AARP High Quality Money Fund                       1%

              AARP GNMA and U.S. Treasury Fund                  19%

              AARP Bond Fund for Income                         20%

              AARP U.S. Stock Index Fund                        10%

              AARP Growth and Income Fund                       20%

              AARP Small Company Stock Fund                     10%

              AARP Global Growth Fund                           10%

              AARP International Stock Fund                     10%

     As you can see by these breakdowns, both portfolios are well diversified among the AARP Mutual Funds. We believe the current mix of investments in the Diversified Income Portfolio will provide shareholders with a competitive yield from its bond fund investments and growth potential through its stock fund exposure. For the Diversified Growth Portfolio, we believe that the 20% investment in fixed-income securities will help stabilize the Portfolio. We also have included in both portfolios some international exposure to provide the potential for greater growth.

PIE CHART TITLE:    ASSET ALLOCATION -- AARP DIVERSIFIED INCOME PORTFOLIO

CHART PERIOD:                     As of March 1, 1997
CHART DATA:


                  AARP GNMA and U.S. Treasury Fund          30%
                  AARP Bond for Income                      30%
                  AARP High Quality Money Fund              15%
                  AARP Growth and Income Fund               11%
                  AARP Global Growth Fund                    9%
                  AARP U.S. Stock Index Fund                 5%
                                                           ----
                                                           100%
                                                           ====


PIE CHART TITLE:    ASSET ALLOCATION -- AARP DIVERSIFIED GROWTH PORTFOLIO

CHART PERIOD:                     As of March 1, 1997
CHART DATA:


                 AARP Bond for Income                      20%
                 AARP Growth and Income Fund               20%
                 AARP GNMA and U.S. Treasury Fund          19%
                 AARP International Stock Fund             10%
                 AARP Global Growth Fund                   10%
                 AARP Small Company Stock Fund             10%
                 AARP U.S. Stock Index Fund                10%
                 AARP High Quality Money Fund               1%
                                                          ----
                                                          100%
                                                          ====

FOR WHOM THE
PORTFOLIOS ARE DESIGNED

The AARP Managed Investment Portfolios are for individuals comfortable with bond and stock investing who don't have time or are less confident in making the all-important asset allocation decisions. They in turn prefer to entrust the management of their "portfolio" of mutual funds to professional money managers. These portfolios offer a simple, inexpensive (among the lowest management fees for this type of fund), one step approach to investing all or a portion of an individual's investable assets.

The AARP Managed Investment Portfolios are appropriate for investors seeking to create an investment plan during pre- and post-retirement. The AARP Diversified Income Portfolio is designed for those already in retirement and for those with an investment time horizon of at least three to five years. The AARP Diversified Growth Portfolio is designed for investors in their pre-retirement years and for those with an investment time horizon of more than five years.


PORTFOLIO
MANAGEMENT TEAM

Philip S. Fortuna
  Lead Portfolio Manager

Salvatore J. Bruno

Shahram Tajbakhsh
  Portfolio Managers

                                    This Page
                                  intentionally
                                   left blank.

                                  I N V E S T M E N T  P O R T F O L I O S

                                    This Page
                                  intentionally
                                   left blank.

AARP HIGH QUALITY MONEY FUND

------------------------------------------------------------------------------------------------------------
   LIST OF INVESTMENTS AS OF MARCH 31, 1997 (Unaudited)
------------------------------------------------------------------------------------------------------------
Principal
Amount ($)                                                                                         Value ($)
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
  REPURCHASE AGREEMENTS 10.8%
------------------------------------------------------------------------------------------------------------
 44,394,000  Repurchase Agreement with Donaldson, Lufkin & Jenrette dated 3/31/97 at 6.375%
              to be repurchased at $44,401,861 on 4/1/97 collateralized by a $36,576,000
              U.S. Treasury Bond, 9%, 11/15/18 ...............................................   44,394,000
  5,370,000  Repurchase Agreement with State Street Bank and Trust Company dated 3/31/97 at 6%
              to be repurchased at $5,370,895 on 4/1/97 collateralized by a $5,500,000
              U.S. Treasury Bond, 7.125%, 2/15/23 ............................................    5,370,000
                                                                                                -----------
             Total Repurchase Agreements (Cost $49,764,000) ..................................   49,764,000
                                                                                                -----------
------------------------------------------------------------------------------------------------------------
  COMMERCIAL PAPER 56.2%
------------------------------------------------------------------------------------------------------------
Financial 56.2%
Banks 1.7%
  8,000,000  Receivables Capital Corp., 3.97%, 4/04/97 .......................................    7,996,473
                                                                                                 ----------
Other Financial Companies 54.5%
 15,000,000  AVCO Financial Services, 5.29%, 4/28/97 .........................................   14,938,516
 10,000,000  American Express Credit Corp., 5.29%, 4/23/97 ...................................    9,966,330
 22,000,000  Associates Corp. of North America, 5.69%, 6/25/97 ...............................   21,705,163
 10,000,000  Beneficial Corp., 5.32%, 4/09/97 ................................................    9,986,725
  8,000,000  Centric Funding Corp., 5.29%, 4/18/97 ...........................................    7,978,880
  7,000,000  Centric Funding Corp., 5.29%, 4/22/97 ...........................................    6,977,456
 12,000,000  Ciesco, L.P., 5.28%, 4/15/97 ....................................................   11,973,650
 22,000,000  Dresdner U.S. Finance Inc., 4.63%, 4/08/97 ......................................   21,977,371
 20,000,000  Ford Motor Credit Co., 4.8%, 4/07/97 ............................................   19,981,333
 10,000,000  General Electric Capital Corp., 5.66%, 7/17/97 ..................................    9,833,020
  5,000,000  General Electric Capital Services Inc., 5.33%, 4/07/97 ..........................    4,994,828
 14,000,000  Matterhorn Capital Corp., 5.35%, 4/23/97 ........................................   13,952,346
 20,000,000  New Center Asset Trust, 5.09%, 4/10/97 ..........................................   19,971,750
 15,000,000  Norwest Corp., 5.33%, 4/03/97 ...................................................   14,993,337
 20,000,000  Pitney Bowes Credit Corp., 5.54%, 5/23/97 .......................................   19,838,054
 22,000,000  Private Export Funding Corp., 5.67%, 6/12/97 ....................................   21,749,732
 10,000,000  Prudential Funding, 5.12%, 4/29/97 ..............................................    9,958,933
 10,000,000  Prudential Funding, 5.65%, 7/02/97 ..............................................    9,856,212
                                                                                                -----------
                                                                                                250,633,636
                                                                                                -----------
             Total Commercial Paper (Cost $258,695,303) ......................................  258,630,109
                                                                                                -----------
-----------------------------------------------------------------------------------------------------------
  CERTIFICATES OF DEPOSIT 7.6%
-----------------------------------------------------------------------------------------------------------
 10,000,000  Abbey National North America, 5.5%, 11/26/97 ....................................    9,982,777
 10,000,000  Federal Farm Credit Bank, 5.6%, 11/03/97 ........................................    9,987,500
  5,000,000  Mellon Bank Corp., 6.13%, 9/09/97 ...............................................    5,001,025
  5,000,000  Morgan Guaranty Trust Company, 5.71%, 1/06/98 ...................................    4,990,733
  5,000,000  National Bank of Detroit, 5.76%, 2/03/98 ........................................    4,992,945
                                                                                                -----------
             Total Certificates Of Deposit (Cost $34,991,184) ................................   34,954,980
                                                                                                -----------

    The accompanying notes are an integral part of the financial statements

AARP HIGH QUALITY MONEY FUND

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Principal
Amount ($)                                                                                         Value ($)
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCY OBLIGATIONS 9.2%
------------------------------------------------------------------------------------------------------------
 17,000,000  Federal National Mortgage Association, 5.55%, 7/14/99* ..........................   16,983,000
 10,000,000  Student Loan Marketing Association, 5.76%, 10/30/97* ............................   10,020,700
 15,500,000  Student Loan Marketing Association, 5.55%, 7/12/99* .............................   15,422,500
                                                                                                -----------
             Total U.S. Government Agency Obligations (Cost $42,500,000) .....................   42,426,200
                                                                                                -----------
------------------------------------------------------------------------------------------------------------
  SHORT-TERM NOTES 14.9%
------------------------------------------------------------------------------------------------------------
Financial 14.9%
Banks 9.3%
  5,000,000  Bank of America Illinois, 5.7%, 5/28/97 .........................................    4,998,062
 13,000,000  Bank of New York, 5.365%, 6/10/97 ...............................................   12,989,888
  5,000,000  FCC National Bank Note, 5.725%, 1/07/98 .........................................    4,991,291
 10,000,000  FCC National Bank Note, 5.59%, 11/07/97 .........................................    9,975,027
 10,000,000  Pittsburgh National Bank, 5.338%, 7/01/97* ......................................    9,998,200
                                                                                                -----------
                                                                                                 42,952,468
                                                                                                -----------
Other Financial Companies 5.6%
 10,000,000  American Express Centurion, 5.638%, 4/24/98* ....................................    9,999,017
 15,000,000  First Bank Minnesota Corp., 5.616%, 11/19/97* ...................................   14,998,581
    505,320  Ford Motor Credit Co., 5.67%, 7/15/97 ...........................................      505,320
                                                                                                -----------
                                                                                                 25,502,918
                                                                                                -----------
             Total Short Term Notes (Cost $68,498,341) .......................................   68,455,386
                                                                                                -----------
------------------------------------------------------------------------------------------------------------
  SUMMARY                                                                      % OF NET ASSETS
------------------------------------------------------------------------------------------------------------
             Total Investment Portfolio (Cost $454,448,828) (a) ..................   98.7       454,230,675
             Other Assets and Liabilities, Net ...................................    1.3         5,874,933
                                                                                    -----       -----------
             Net Assets ..........................................................  100.0       460,105,608
                                                                                    =====       ===========
------------------------------------------------------------------------------------------------------------

    *   Floating rate notes are securities whose interest rates vary with a designated market index or market rate, such as the coupon equivalent of the U.S. Treasury bill rate. These securities are shown at their rate as of March 31, 1997.

    (a) At March 31, 1997, the net unrealized depreciation on investments based on cost for federal income tax purposes of $454,448,828 was as follows:

        Aggregate gross unrealized appreciation for all investments in which there is
        an excess of value over tax cost .....................................................  $    22,376

        Aggregate gross unrealized depreciation for all investments in which there is an
        excess of tax cost over value ........................................................     (240,529)
                                                                                                -----------
   Net unrealized depreciation ...............................................................  $  (218,153)
                                                                                                ===========
------------------------------------------------------------------------------------------------------------

    At September 30, 1996, and to the extent provided in regulations, the Fund had capital loss carryforwards of approximately $74,841 which expire September 30, 2004. In addition, from November 1, 1995 through September 30, 1996, the Fund incurred approximately $57,258 of net realized capital losses which the Fund intends to elect to defer and treat as arising in the fiscal year ended September 30, 1997.

--------------------------------------------------------------------------------

    Percentage breakdown of investments is based on total net assets of the Fund. The total net assets of the Fund are comprised of the Fund's investment portfolio, other assets and liabilities. The percentage of the investment portfolio may be greater or less than 100% due to the inclusion of the Fund's assets and liabilities in the calculation. The Fund's other assets and liabilities are disclosed in the Statement of Assets and Liabilities.

    The accompanying notes are an integral part of the financial statements

AARP HIGH QUALITY TAX FREE MONEY FUND

----------------------------------------------------------------------------------------------------------------
   LIST OF INVESTMENTS AS OF MARCH 31, 1997 (Unaudited)
----------------------------------------------------------------------------------------------------------------
                                                                                 Principal   Credit
                                                                                 Amount ($)  Rating (b)  Value
----------------------------------------------------------------------------------------------------------------
   MUNICIPAL INVESTMENTS 99.3%
----------------------------------------------------------------------------------------------------------------
ALABAMA
Alabama State Municipal Electric Authority, Power Supply Revenue, Series 1993A,
   4.1%, 9/1/97 (c) ...........................................................    300,000     AAA       300,479
ALASKA
Alaska Housing Finance Corp., General Mortgage Revenue, Series 1991-A, Weekly
   Demand Note, 3.45%, 6/1/26* ................................................  3,000,000     A1+     3,000,000
ARIZONA
Apache County, AZ, Industrial Development Authority, Tucson Electric Power
   Co., 1983 Series C, Weekly Demand Note, 3.45%, 12/15/18* ...................  1,000,000     A1      1,000,000
Maricopa County, AZ, Pollution Control Revenue:
   Palos Verde Project, Series 1985G, Tax Exempt Commercial Paper,
     3.5%, 5/14/97 ............................................................  1,000,000     A1      1,000,000
   Public Service of New Mexico, Weekly Demand Note, 3.45%, 11/1/22* ..........  4,000,000     A1+     4,000,000
Pima County, AZ, Industrial Development Authority, Tucson Electric Power Co.,
   Series 1982, Weekly Demand Note:
     3.45%, 7/1/22* ...........................................................  1,000,000     A1+     1,000,000
     3.45%, 10/1/22* ..........................................................  3,900,000     A1+     3,900,000
Pinal County, AZ, Pollution Control Revenue, Magma Copper, Weekly Demand
   Note, 3.45%, 12/1/11* ......................................................  1,900,000     A1      1,900,000
CALIFORNIA
California, General Obligations, Revenue Anticipation Notes, Series 1996,
   4.5%, 6/30/97 ..............................................................  1,000,000     SP1+    1,001,257
Los Angeles County, CA, Tax And Revenue Anticipation Notes, Series 1996A,
   4.5%, 6/30/97 ..............................................................  2,000,000     MIG1    2,003,086
COLORADO
Clear Creek County, CO, Colorado Counties Financing Program, Series 1988,
   Weekly Demand Note, 3.4%, 6/1/98* ..........................................    155,000     A1+       155,000
Colorado Health Facilities Authority, Composite Issue for Kaiser Permanente,
   1995 Series A, Weekly Demand Note, 3.45%, 8/1/15* ..........................  3,000,000     A1+     3,000,000
DELAWARE
Wilmington, DE, Hospital Revenue, Franciscan Health Systems, Series A, Daily
   Demand Note, 3.8%, 7/1/11* .................................................    700,000     A1+       700,000
FLORIDA
Dade County, FL, Industrial Development Authority Revenue, Dolphins
   Stadium Project, Weekly Demand Note:
     Series C, 3.45%, 1/1/16* .................................................  1,000,000     A1+     1,000,000
     Series D, 3.45%, 1/1/16* .................................................  1,300,000     A1+     1,300,000
Orlando, FL, Wastewater System Revenues, Series 1990A, Tax Exempt
   Commercial Paper, 3.45%, 6/20/97 ...........................................  1,000,000     A1+     1,000,000
Pinellas County, FL, Health Facilities Authority, Pooled Hospital Loan Program,
   Daily Demand Note, Series 1985, 3.85%, 12/1/15* ............................    500,000     MIG1      500,000
Putnam County, FL, Pollution Control Revenue, Seminole Electric Cooperative
   Finance Corp., 1984 Series H-1, Weekly Demand Note, 3.45%, 3/15/14* ........  4,150,000     A1+     4,150,000
Sarasota County, FL, Public Hospital District, Sarasota Memorial Hospital,
   Series 1993A, Tax Exempt Commercial Paper, 3.55%, 5/22/97 ..................  2,500,000     A1      2,500,000
GEORGIA
Georgia Pooled Hospitals Equipment Loan Program, Series 1991, Daily Demand
   Note, 3.85%, 3/1/01* .......................................................    300,000     A1        300,000
Gordon County, GA, Development Authority Revenue, Series 1989, Weekly
   Demand Note, 3.55%, 3/1/02* ................................................  1,400,000     A1+     1,400,000

    The accompanying notes are an integral part of the financial statements

AARP HIGH QUALITY TAX FREE MONEY FUND

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
                                                                                 Principal   Credit
                                                                                 Amount ($)  Rating (b)  Value
----------------------------------------------------------------------------------------------------------------
INDIANA
Indiana Bond Bank, Advance Funding Notes, Series 1997A-2, 4.25%, 1/21/98 .......  3,000,000   MIG1    3,012,884
Indianapolis, IN, Local Public Improvement Bond Bank Notes, Series 1996H,
   4.125%, 7/10/97 .............................................................  2,500,000   SP1+    2,503,990
Sullivan, IN, National Rural Utilities Cooperative Finance Corp., Hoosier Energy
   Rural Electric, Tax Exempt Commercial Paper, 3.55%, 5/15/97 .................  2,000,000   A1+     2,000,000
IOWA
West Des Moines, IA, Commercial Development Revenue, Greyhound Lines,
   Weekly Demand Note, 3.4%, 12/1/14* ..........................................  6,400,000   A1+     6,400,000
KENTUCKY
Kentucky Development Finance Authority, Healthcare System, Appalachian
   Regional Health Care, Series 1991, Weekly Demand Note, 3.5%, 9/1/06* ........  6,800,000   MIG1    6,800,000
MARYLAND
Anne Arundel County, MD, Baltimore Electric and Gas Company, Tax Exempt
   Commercial Paper, 3.45%, 6/13/97 ............................................    900,000   A1        900,000
MASSACHUSETTS
Massachusetts Bay Transportation Authority, Series B, 4.75%, 9/5/97 ............  2,000,000   SP1     2,006,615
MINNESOTA
Cottage Grove, MN, Minnesota Mining and Manufacturing, Series 1982, Weekly
   Demand Note, 3.5%, 8/1/12* ..................................................    300,000   AAA       300,000
MISSISSIPPI
Perry County, MS, Pollution Control Revenue, Leaf River Forest Products, Daily
   Demand Note, 3.85%, 3/1/02* .................................................    500,000   P1        500,000
MISSOURI
Missouri HEFA School District Advance Funding Notes, Series 1996C, Kansas City
   School District, 4.5%, 9/8/97 ...............................................  1,000,000   SP1+    1,002,534
MONTANA
Montana State General Obligation, Unlimited Tax and Revenue Anticipation
   Notes, Series 1996, 4.5%, 6/27/97 ...........................................  1,000,000   MIG1    1,001,918
NEVADA
Clark County, NV, Airport System, McCarran International Airport, Series A,
   Weekly Demand Note, 3.45%, 7/1/12* (c) ......................................  3,000,000   A1+     3,000,000
NEW HAMPSHIRE
New Hampshire Business Finance Authority, Connecticut Light & Power, Weekly
   Demand Note, 3.45%, 12/1/22* ................................................  1,700,000   A1+     1,700,000
NEW MEXICO
Albuquerque, NM, Gross Receipts/Lodgers Tax, Series 1991, Weekly Demand
   Note, 3.45%, 7/1/22* ........................................................  2,000,000   A1+     2,000,000
NEW YORK
Nassau County, NY, General Obligation Notes, Series 1996, 4.25%, 8/15/97 .......  2,000,000   MIG1    2,005,057
New York City, NY, General Obligation, Revenue Anticipation Notes,
   Series 1996B, 4.5%, 6/30/97 .................................................  2,000,000   MIG1    2,004,948
PENNSYLVANIA
Emmaus, PA, General Authority, Local Government Revenue Bond Pool Program,
   Weekly Demand Note:
     1989 Series E, 3.55%, 3/1/24* .............................................  1,800,000   A1      1,800,000
     1989 Series E-6, 3.55%, 3/1/24* ...........................................  2,000,000   A1+     2,000,000
     1989 Series E-8, 3.55%, 3/1/24* ...........................................  1,200,000   A1+     1,200,000
Philadelphia, PA, General Obligation Bond, Tax and Revenue Anticipation Note,
   Series 1996A, 4.5%, 6/30/97 .................................................  2,000,000   MIG1    2,002,605

    The accompanying notes are an integral part of the financial statements

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                                                                 Principal   Credit
                                                                                 Amount ($)  Rating (b)  Value
-----------------------------------------------------------------------------------------------------------------
Philadelphia, PA, School District, Tax and Revenue Anticipation Notes,
   Series 1996-1997, 4.5%, 6/30/97 .........................................      3,000,000     SP1     3,003,561
SOUTH CAROLINA
South Carolina Public Service Authority, Series 1997, Tax Exempt Commercial
   Paper, 3.45%, 7/22/97 ...................................................      1,000,000     A1      1,000,000
TENNESSEE
Franklin, TN, Industrial Development Revenue, Franklin Oaks Apartments,
   Weekly Demand Note, 3.45%, 12/1/21* .....................................      5,000,000     MIG1    5,000,000
Metropolitan Nashville Airport Authority, TN, Special Facilities Revenue,
   American Airlines, Daily Demand Note:
     3.8%, 10/1/12* ........................................................        400,000     A1+       400,000
     3.8%, 10/1/12* ........................................................        300,000     A1+       300,000
TEXAS
Grapevine, TX, Industrial Development Corporation, American Airlines,
   Series B4, Daily Demand Note, 3.8%, 12/1/24* ............................        500,000     P1        500,000
Lone Star, TX, Airport Improvement Authority, Daily Demand Note:
   Series B3, 3.8%, 12/1/14* ...............................................        500,000     MIG1      500,000
   Series 1995 A3, 3.8%, 12/1/14* ..........................................      1,100,000     MIG1    1,100,000
North Central, TX, Health Facilities Development Corp., Presbyterian Medical
   Center, Daily Demand Note, Series C, 3.8%, 12/1/15* (c) .................        500,000     MIG1      500,000
State of Texas, General Obligation, Veterans Housing Assistance Refunding
   Bonds, Series 1995, Weekly Demand Note, 3.35%, 12/1/16* .................      1,500,000     A1+     1,500,000
Texas Tax and Revenue Anticipation Notes, Series 1996, 4.75%, 8/29/97 ......      2,000,000     SP1+    2,006,602
UTAH
Salt Lake City, UT, Pooled Hospital Financings, Tax Exempt Commercial Paper,
   3.5%, 6/23/97 ...........................................................      1,000,000     A1+     1,000,000
VERMONT
Vermont Educational And Health Buildings Financing Agency Revenue, Capital
   Asset Financing, Series 2005A, Weekly Demand Note, 3.45%, 8/1/05* .......      3,400,000     MIG1    3,400,000
WASHINGTON
Seattle, WA, Municipal Light & Power, Series 1993, Weekly Demand Note,
   3.45%, 11/1/18* .........................................................      1,900,000     A1+     1,900,000
Seattle, WA, Water System Revenue, Series 1997, 5.375%, 8/1/97 .............        325,000     AA        326,394
WYOMING
Sweetwater County, WY, Pollution Control Revenue Refunding, Pacificorp
   Project, 1990 Series A, Weekly Demand Note, 3.4%, 7/1/15* ...............      2,000,000     MIG1    2,000,000
Uinta County, WY, Pollution Control Revenue, Daily Demand Note, Series 1993,
   3.8%, 8/15/20* ..........................................................        900,000     A1+       900,000
                                                                                                        ---------
Total Municipal Investments (Cost $104,586,930) ............................                          104,586,930
                                                                                                      -----------
-----------------------------------------------------------------------------------------------------------------
   SUMMARY                                                                             % OF NET ASSETS
-----------------------------------------------------------------------------------------------------------------
                Total Investment Portfolio (Cost $104,586,930) (a) ........................   99.3    104,586,930
                Other Assets and Liabilities, Net .........................................    0.7        725,615
                                                                                             -----    -----------
                Net Assets ................................................................  100.0    105,312,545
                                                                                             =====    ===========
-----------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements

AARP HIGH QUALITY TAX FREE MONEY FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    * Floating rate demand notes are securities whose interest rates vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury bill rate. Variable rate demand notes are securities whose interest rates are reset periodically at levels that are generally comparable to tax-exempt commercial paper. These securities are payable on demand within seven calendar days and normally incorporate an irrevocable letter of credit or line of credit from a major bank. These notes are carried, for purposes of calculating average weighted maturity, at the longer of the period remaining until the next rate change or to the extent of the demand period.

  (a) At March 31, 1997, the cost for federal income tax purposes of $104,586,930.

  (b) All of the securities held have been determined to be of appropriate credit quality as required by the Fund's investment objectives. Credit ratings shown are either Standard & Poor's Ratings Group, Moody's Investors Service, Inc. or Fitch Investors Service, Inc. Unrated securities (NR) and securities rated by Scudder (SS&C) have been determined to be of comparable quality to rated eligible securities.

  (c) Bond is insured by one of these companies: AMBAC, FGIC, FSA, BIG, or MBIA.

--------------------------------------------------------------------------------
      At September 30, 1996, and to the extent provided in regulations, the Fund had capital loss carryforwards of approximately $608,379 of which $170,432 expires September 30, 1997, $19,559 expires September 30, 1999, $323,801 expires September 30, 2000, $401 expires September 30, 2001, $89,046 expires September 30, 2003, $5,140 expires September 30, 2004. In addition, from November 1, 1995 through September 30, 1996, the Fund incurred approximately $217,594 of net realized capital losses which the Fund intends to elect to defer and treat as arising in the fiscal year ended September 30, 1997.
--------------------------------------------------------------------------------
      Percentage breakdown of investments is based on total net assets of the Fund. The total net assets of the Fund are comprised of the Fund's investment portfolio, other assets and liabilities. The percentage of the investment portfolio may be greater or less than 100% due to the inclusion of the Fund's assets and liabilities in the calculation. The Fund's other assets and liabilities are disclosed in the Statement of Assets and Liabilities.

    The accompanying notes are an integral part of the financial statements

AARP GNMA AND U.S. TREASURY FUND

---------------------------------------------------------------------------------------------------------
   LIST OF INVESTMENTS AS OF MARCH 31, 1997 (Unaudited)
---------------------------------------------------------------------------------------------------------
Principal                                                                                      Market
Amount ($)                                                                                     Value
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS 0.7%
---------------------------------------------------------------------------------------------------------
  32,523,000    Repurchase Agreement with Donaldson, Lufkin and Jenrette dated 3/31/97 at 6.375% to be repurchased at $32,528,759 on 4/1/97 collateralized by
                  a $32,136,000 U.S. Treasury Note, 6.375%, 5/15/99 (Cost $32,523,000) ...    32,523,000
                                                                                           -------------
---------------------------------------------------------------------------------------------------------
   U.S. GOVERNMENT & AGENCIES 31.2%
---------------------------------------------------------------------------------------------------------
  75,000,000    U.S. Treasury Note, 5.875%, 4/30/98 ......................................    74,789,250
 175,000,000    U.S. Treasury Note, 6.125%, 5/15/98                                          174,917,750
 200,000,000    U.S. Treasury Note, 5.750%, 12/31/98 .....................................   197,968,000
 200,000,000    U.S. Treasury Note, 5.000%, 1/31/99 ......................................   195,250,000
 250,000,000    U.S. Treasury Note, 5.500%, 2/28/99 ......................................   245,860,000
 200,000,000    U.S. Treasury Note, 6.875%, 7/31/99 ......................................   201,500,000
 360,000,000    U.S. Treasury Note, 6.000%, 8/15/99 ......................................   355,838,400
                                                                                           -------------
                Total U.S. Government & Agencies (Cost $1,460,218,753) ................... 1,446,123,400
                                                                                           -------------
---------------------------------------------------------------------------------------------------------
   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION* 67.6%
---------------------------------------------------------------------------------------------------------
 407,478,039    6.50% with various maturities to 5/15/26 .................................   379,231,560
 750,218,260    7.00% with various maturities to 12/15/25 ................................   718,989,420
 446,322,051    7.50% with various maturities to 11/15/26 ................................   437,681,639
 178,255,152    8.00% with various maturities to 12/15/23 ................................   179,931,888
 379,001,985    8.50% with various maturities to 9/15/26 .................................   390,406,931
 448,283,343    9.00% with various maturities to 4/15/26 .................................   475,332,169
 267,385,993    9.50% with various maturities to 9/15/24 .................................   288,222,625
 202,436,316    10.00% with various maturities to 3/15/25 ................................   222,282,151
      83,924    10.25% with various maturities to 12/15/98 ...............................        86,389
  17,082,125    10.50% with various maturities to 1/20/21 ................................    18,870,805
   3,631,351    11.50% with various maturities to 2/15/16 ................................     4,118,288
   7,206,596    12.00% with various maturities to 7/15/15 ................................     8,299,604
   5,315,047    12.50% with various maturities to 8/15/15 ................................     6,178,260
   1,078,178    13.00% with various maturities to 8/20/15 ................................     1,265,021
     801,571    13.50% with various maturities to 10/15/14 ...............................       951,132
     327,434    14.00% with various maturities to 12/15/14 ...............................       392,306
      95,233    14.50% with various maturities to 10/15/14 ...............................       115,351
     234,272    15.00% with various maturities to 10/15/12 ...............................       284,824
     230,098    16.00% with various maturities to 2/15/12 ................................       282,395
                                                                                           -------------
                Total Government National Mortgage Association
                  (Cost $3,140,846,585) .................................................. 3,132,922,758
                                                                                           -------------
---------------------------------------------------------------------------------------------------------
   SUMMARY                                                                    % OF NET ASSETS
---------------------------------------------------------------------------------------------------------
                Total Investment Portfolio (Cost $4,633,588,338) (a) .........   99.5      4,611,569,158
                Other Assets and Liabilities, Net ............................    0.5         20,348,220
                                                                                -----      -------------
                Net Assets ...................................................  100.0      4,631,917,378
                                                                                =====      =============

     The accompanying notes are an integral part of the financial statements

AARP GNMA AND U.S. TREASURY FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  *   Effective maturities will be shorter due to prepayments.

(a) At March 31, 1997, the net unrealized depreciation on investments based on cost for federal income tax purposes of $4,633,588,338 was as follows:

      Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost .........$ 22,645,511

      Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value ......... (44,664,691)
                                                                  ------------
      Net unrealized depreciation ................................$(22,019,180)
                                                                  ============

--------------------------------------------------------------------------------
      Purchases and sales of investment securities, all of which were U.S. Government and U.S. Government agencies' obligations (excluding short-term investments), for the six months ended March 31, 1997, aggregated $1,022,847,013 and $1,270,672,468, respectively.
--------------------------------------------------------------------------------
      At September 30, 1996, and to the extent provided in regulations, the Fund had capital loss carryforwards of approximately $322,435,519 all of which expires September 30, 2003.
--------------------------------------------------------------------------------
      Percentage breakdown of investments is based on total net assets of the Fund. The total net assets of the Fund are comprised of the Fund's investment portfolio, other assets and liabilities. The percentage of the investment portfolio may be greater or less than 100% due to the inclusion of the Fund's assets and liabilities in the calculation. The Fund's other assets and liabilities are disclosed in the Statement of Assets and Liabilities.

     The accompanying notes are an integral part of the financial statements

AARP HIGH QUALITY BOND FUND

---------------------------------------------------------------------------------------------------------------
   LIST OF INVESTMENTS AS OF MARCH 31, 1997 (Unaudited)
---------------------------------------------------------------------------------------------------------------
Principal                                                                                             Market
Amount ($)                                                                                            Value ($)
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
   REPURCHASE AGREEMENT 6.4%
---------------------------------------------------------------------------------------------------------------
     29,998,000   Repurchase Agreement with Donaldson, Lufkin & Jenrette dated 3/31/97 at 6.375%
                   to be repurchased at $30,003,312 on 4/01/97, collateralized by a $23,142,000
                   U.S. Treasury Bond, 9.875%, 11/15/15 (Cost $29,998,000) .......................   29,998,000
                                                                                                    -----------
---------------------------------------------------------------------------------------------------------------
   U.S. TREASURY OBLIGATIONS 26.6%
---------------------------------------------------------------------------------------------------------------
     40,000,000   U.S. Treasury Note, 5.75%, 10/31/97 ............................................   39,974,800
      6,500,000   U.S. Treasury Note, 5.875%, 8/15/98 ............................................    6,463,405
     20,000,000   U.S. Treasury Note, 6.75%, 5/31/99 .............................................   20,100,000
     12,500,000   U.S. Treasury Note, 6.875%, 7/31/99 ............................................   12,593,750
     25,000,000   U.S. Treasury Note, 6.25%, 10/31/01 ............................................   24,492,250
     20,000,000   U.S. Treasury Note, 7.25%, 8/15/04 .............................................   20,396,800
                                                                                                    -----------
                  Total U.S. Treasury Obligations (Cost $125,592,656) ............................  124,021,005
                                                                                                    -----------
---------------------------------------------------------------------------------------------------------------
   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION* 9.6%
---------------------------------------------------------------------------------------------------------------
     15,259,548   8.5% with various maturities to 10/15/26 .......................................   15,645,768
     29,799,001   7.5% with various maturities to 11/15/26 .......................................   29,193,485
                                                                                                    -----------
                  Total Government National Mortgage Association (Cost $45,555,328) ..............   44,839,253
                                                                                                    -----------
---------------------------------------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY PASS-THRUS* 9.1%
---------------------------------------------------------------------------------------------------------------
      9,089,796   Federal Home Loan Mortgage Corp., 8%, 4/01/08 ..................................    9,246,322
      5,927,319   Federal National Mortgage Association, 8%, 5/01/07 .............................    6,037,033
      8,070,613   Federal National Mortgage Association, 8.5%, 11/01/09 ..........................    8,363,173
      7,927,125   Federal National Mortgage Association, 8%, 12/01/09 ............................    8,073,856
     11,439,565   Federal National Mortgage Association, 6.5%, 11/01/25 ..........................   10,649,434
                                                                                                    -----------
                  Total U. S. Government Agency Pass-thrus (Cost $43,115,767) ....................   42,369,818
                                                                                                    -----------
---------------------------------------------------------------------------------------------------------------
   FOREIGN BONDS -- U.S. $ DENOMINATED 6.0%
---------------------------------------------------------------------------------------------------------------
     15,000,000   Abbey National PLC Global Medium Term Note, 14,281,050 6.69%, 10/17/05 .........   14,281,050
     15,000,000   Province of Ontario Global, 6%, 2/21/06 ........................................   13,736,850
                                                                                                    -----------
                  Total Foreign Bonds - U. S. $ Denominated Total (Cost $29,928,700) .............   28,017,900
                                                                                                    -----------
---------------------------------------------------------------------------------------------------------------
   ASSET BACKED 11.3%
---------------------------------------------------------------------------------------------------------------
Automobile Receivables 2.9%
     13,500,000   Ford Credit Automobile Trust Series 1996-B A3, 6.1%, 3/15/00 ...................   13,415,625
                                                                                                    -----------
Credit Card Receivables 1.1%
      5,000,000   Advanta Corp. Series 1997-1 A4, 7.65%, 7/25/07 .................................    4,992,188
                                                                                                    -----------

     The accompanying notes are an integral part of the financial statements

AARP HIGH QUALITY BOND FUND

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Principal                                                                                      Market
Amount ($)                                                                                     Value ($)
-------------------------------------------------------------------------------------------------------
Home Equity Loans 4.4%
    15,618,059   TMS Home Equity Loan Trust, Series 1996-B A1, 6.72%, 3/15/10 .............  15,596,096
     5,000,000   The Money Store Home Equity Series 1997-A A6, 7.21%, 10/15/21 ............   4,971,875
                                                                                            -----------
                                                                                             20,567,971
                                                                                            -----------
Manufactured Housing 2.9%
     3,750,000   Associated Manufactured Housing Corp. Series 1997-1 B1, 7.6%, 6/15/28 ....   3,742,969
     4,000,000   Green Tree Financial Corp. Series 1997-1 B1, 7.23%, 3/15/28 ..............   3,846,250
     1,500,000   Green Tree Financial Corp. Series 1997-2 B2, 8.05%, 4/15/28 ..............   1,476,563
     4,500,000   Merrill Lynch Mortgage Investors Inc., "B", Series 1991-D, 9.85%, 7/15/11    4,725,000
                                                                                            -----------
                                                                                             13,790,782
                                                                                            -----------
                 Total Asset Backed (Cost $52,804,289) ....................................  52,766,566
                                                                                            -----------
-------------------------------------------------------------------------------------------------------
   CORPORATE BONDS 28.3%
-------------------------------------------------------------------------------------------------------
Consumer Staples 3.4%
    15,000,000   Coca Cola Enterprises, Inc., 8.5%, 2/01/22 ...............................  15,984,450
                                                                                            -----------
Financial 8.3%
     1,500,000   American Express Credit Corp., 11.625%, 12/12/00 .........................   1,582,500
    15,000,000   Associates Corp. of North America, 6.625%, 5/15/01 .......................  14,749,050
     7,550,000   BankAmerica Corp., 7.125%, 5/01/06 .......................................   7,374,311
     8,250,000   Taubman Realty Group LP Medium Term Note, 7%, 10/01/03 ...................   8,022,135
     7,450,000   Wells Fargo & Co., 6.875%, 4/01/06 .......................................   7,134,567
                                                                                            -----------
                                                                                             38,862,563
                                                                                            -----------
Durables 2.1%
    10,000,000   Northrop Grumman Corp., 7.875%, 3/01/26 ..................................   9,733,100
                                                                                            -----------
Technology 2.9%
    15,000,000   International Business Machines Corp., 7%, 10/30/45 ......................  13,354,950
                                                                                            -----------
Energy 6.9%
    15,000,000   Atlantic Richfield Co., 9.125%, 8/01/31 ..................................  17,314,500
    15,000,000   Norsk Hydro AS, 7.75%, 6/15/23 ...........................................  14,744,400
                                                                                            -----------
                                                                                             32,058,900
                                                                                            -----------
Transportation 2.8%
    13,500,000   Continental Airlines Inc., 7.461%, 10/01/16 ..............................  13,178,835
                                                                                            -----------
Utilities 1.9%
    10,000,000   Public Service Electric & Gas Co. 1st Refunding Mortgage, 6.25%, 1/01/07 .   9,112,100
                                                                                            -----------
                 Total Corporate Bonds (Cost $136,031,527) ................................ 132,284,898
                                                                                            -----------
-------------------------------------------------------------------------------------------------------
   SUMMARY                                                                    % OF NET ASSETS
-------------------------------------------------------------------------------------------------------
                Total Investment Portfolio (Cost $463,026,267) (a) ...........   97.3      454,297,440
                Other Assets and Liabilities, Net ............................    2.7       12,623,853
                                                                                -----       ----------
                Net Assets ...................................................  100.0      466,921,293
                                                                                =====      ===========

     The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  *   Effective maturities will be shorter due to prepayments.

  (a) At March 31, 1997, the net unrealized depreciation on investments based on cost for federal income tax purposes of $463,026,267 was as follows:

      Aggregate gross unrealized appreciation for all
      investments in which there is an excess of value over tax
      cost .......................................................  $   931,009
      Aggregate gross unrealized depreciation for
      all investments in which there is an excess of tax cost
      over value .................................................   (9,659,836)
                                                                     ----------
      Net unrealized depreciation ................................  $(8,728,827)
                                                                    ===========

      The aggregate face value of futures contracts opened and closed during the six months ended March 31, 1997 was $1,194,067,801.

--------------------------------------------------------------------------------
      Purchases and sales of investment securities (excluding short-term investments, and U.S. Government and U.S. Government agencies' obligations) for the six months ended March 31, 1997 aggregated $74,427,449 and $36,063,518, respectively. Purchases and sales of obligations of the U.S. Government and U.S. Government agencies aggregated $174,508,107 and $196,489,798, respectively.
--------------------------------------------------------------------------------
      At September 30, 1996, and to the extent provided in regulations, the Fund had a capital loss carryforward of approximately $7,897,530 which expires September 30, 2003. In addition, from November 1, 1995 through September 30, 1996, the Fund incurred approximately $860,534 of net realized capital losses which the Fund intends to elect to defer and treat as arising in the fiscal year ended September 30, 1997.
--------------------------------------------------------------------------------
      Percentage breakdown of investments is based on total net assets of the Fund. The total net assets of the Fund are comprised of the Fund's investment portfolio, other assets and liabilities. The percentage of the investment portfolio may be greater or less than 100% due to the inclusion of the Fund's assets and liabilities in the calculation. The Fund's other assets and liabilities are disclosed in the Statement of Assets and Liabilities.

     The accompanying notes are an integral part of the financial statements

AARP INSURED TAX FREE GENERAL BOND FUND

-------------------------------------------------------------------------------------------------------------------
    LIST OF INVESTMENTS AS OF MARCH 31, 1997 (Unaudited)
-------------------------------------------------------------------------------------------------------------------
                                                                                Principal     Credit        Market
                                                                                Amount ($)   Rating (b)    Value ($)
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
    SHORT-TERM MUNICIPAL INVESTMENTS (UNDER 1 YEAR) - 2.1%
-------------------------------------------------------------------------------------------------------------------
CONNECTICUT
Connecticut State Clean Water Fund, Series 1991, 6.4%, 7/1/97 ..................    375,000   AAA          377,396
DISTRICT OF COLUMBIA
District of Columbia, General Fund Recovery, Series B-3, 3.9%, 6/1/03 ..........    300,000   A1+          300,000
FLORIDA
Halifax Hospital Medical Center, FL, Hospital Revenue, Auction Reset Security,
    Series A, 3.6%, 10/1/19* (c) ...............................................  4,000,000   AAA        4,000,000
Hillsborough County, FL, School District, Series 1990, 6.8%, 8/15/97 ...........  1,000,000   A1         1,010,850
KANSAS
Burlington, KS, Environmental Improvement Revenue, Kansas City
    Power & Light, Periodic Auction Reset, 3.95%, 12/1/23* .....................  8,000,000   A          8,000,000
La Cygne, KS, Pollution Control Revenue, Mates, Kansas Gas & Electric,
    Series 1994B, 3.69%, 4/15/27 (c) ...........................................  3,000,000   AAA        3,000,000
MASSACHUSETTS
Massachusetts Health & Educational Facilities Authority, Weekly Demand Note:
    Brigham and Women's Hospital, Series A, 3.45%, 7/1/17* .....................    900,000   AA           900,000
    Harvard University, 3.3%, 8/1/17* ..........................................    400,000   MIG1         400,000
MISSISSIPPI
Perry County, MS, Pollution Control Revenue, Leaf River Forest Products,
    Daily Demand Note, 3.85%, 3/1/02* ..........................................  1,000,000   P1         1,000,000
MISSOURI
Missouri Health & Educational Facilities Authority Revenue, Washington
    University, Series 1996 C, Daily Demand Note, 3.7%, 9/1/30* ................  5,000,000   MIG1       5,000,000
NEW YORK
New York City Municipal Water Finance Authority, Series 1984 G, Daily
    Demand Note, 3.85%, 6/15/24* (c) ...........................................  1,200,000   MIG1       1,200,000
OHIO
Cuyahoga County, OH, Health & Education, University Hospital
    of Cleveland, Daily Demand Note, 3.9%, 1/1/16* .............................  3,400,000   MIG1       3,400,000
PENNSYLVANIA
Chester County, PA, Health and Education, Main Line Health System,
    Series 1994B, Periodic Auction Reset, 3.53%, 5/15/20* (c) ..................    700,000   AAA          700,000
PUERTO RICO
Puerto Rico, Series 1996, Daily Demand Note, 3.65%, 7/1/11* (c) ................  3,000,000   AAA        3,000,000
TENNESSEE
Metropolitan Nashville Airport Authority, TN, Special Facilities Revenue,
    American Airlines, 3.8%, 10/1/12* ..........................................  1,800,000   A1+        1,800,000
TEXAS
San Antonio, TX, Electric and Gas, Series 1988A, TECP, 3.5%, 5/14/97 ...........  1,200,000   P1         1,200,000
                                                                                                        ----------
Total Short-Term Municipal Investments (Cost $35,289,138) ......................                        35,288,246
                                                                                                        ----------
-------------------------------------------------------------------------------------------------------------------
    LONG-TERM MUNICIPAL INVESTMENTS (OVER 1 YEAR) - 96.7%
-------------------------------------------------------------------------------------------------------------------
ALASKA
Alaska Housing Finance Corp., Veterans Mortgage Project, Series F,
    GNMA collateralized, 8.1%, 9/1/20 ..........................................  3,850,000   AAA        3,920,185
Anchorage, AK, Electric Utility Revenue, 6.5%, 12/1/07 (c) .....................  2,620,000   AAA        2,875,660
North Slope Borough, AK, General Obligation, Capital Appreciation:
    Series A, Zero Coupon, 6/30/06 (c) .........................................  4,000,000   AAA        2,443,480

     The accompanying notes are an integral part of the financial statements

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
                                                                                Principal    Credit        Market
                                                                                Amount ($)  Rating (b)    Value ($)
-------------------------------------------------------------------------------------------------------------------
    Series B, Zero Coupon:
       1/1/03 (c) .............................................................. 16,000,000   AAA       11,977,280
       6/30/04 (c) ............................................................. 15,500,000   AAA       10,683,065
       6/30/05 (c) ............................................................. 25,600,000   AAA       16,627,200
ARIZONA
Arizona Municipal Finance Program, Certificate of Participation, Series 25,
    7.875%, 8/1/14 (c) .........................................................  3,500,000   AAA        4,347,385
Maricopa County, AZ, School:
    District #6, Washington Elementary, Series B, 4.1%, 7/1/13 (c) .............  2,950,000   AAA        2,432,570
    District #28, Kyrene Elementary, Series B, Zero Coupon, 1/1/04 (c) .........  4,000,000   AAA        2,856,640
    District #41, Gilbert School, Zero Coupon, 1/1/05 (c) ......................  5,280,000   AAA        3,560,304
    District #68, Alhambra Elementary, Zero Coupon, 7/1/05 (c) .................  2,850,000   AAA        1,873,533
Scottsdale, AZ, Industrial Development Authority, Scottsdale Memorial
    Hospital, 8.5%, 9/1/17 (c) .................................................  1,050,000   AAA        1,090,887
CALIFORNIA
Alameda County, CA, Certificate of Participation,
    Santa Rita Jail Project, 5.375%, 6/1/09 (c) (d) ............................ 13,395,000   AAA       13,435,453
Banning, CA, Wastewater, Certificate of Participation:
    8%, 1/1/19 (c) .............................................................    960,000   AAA        1,221,811
    8%, 1/1/19 (c) .............................................................  1,080,000   AAA        1,374,538
Big Bear Lake, CA, Department of Water and Power, Series 1996,
    6%, 4/1/11 (c) .............................................................  3,800,000   AAA        4,014,320
California Housing Finance Agency:
    5.3%, 8/1/14 (c) ...........................................................  3,820,000   AAA        3,796,163
    5.7%, 8/1/16 (c) ...........................................................  5,825,000   AAA        5,704,306
California State Public Works Board, Lease Revenue, Secretary of State, Series A,
    6.3%, 12/1/06 (c) (d) ......................................................  8,095,000   AAA        8,833,588
Irvine Ranch, CA, Water District, Joint Powers Agency, Local Pool Revenue,
    7.875%, 2/15/23 ............................................................  3,000,000   A          3,082,290
Los Angeles County, CA , Public Works Authority:
    Series 1996A, 6%, 9/1/04 (c) ...............................................  2,920,000   AAA        3,111,990
    Series 1996B, 5.25%, 9/1/11 (c) ............................................  3,000,000   AAA        2,896,920
Los Angeles County, CA, Capital Asset Leasing, 6%, 12/1/06 (c) .................  9,000,000   AAA        9,498,870
Los Angeles County, CA, Public Works Finance Authority, Lease Revenue,
    Multiple Projects IV, 4.75%, 12/1/10 (c) ................................... 11,140,000   AAA       10,143,750
Madera County, CA, Certificates of Participation, Valley Childrens Hospital,
    Series 1995, 6.5%, 3/15/10 (c) .............................................  2,840,000   AAA        3,131,128
Oakland, CA, Redevelopment Agency, Tax Allocation, Central District,
    6%, 2/1/07 (c) .............................................................  2,000,000   AAA        2,137,680
Riverside, CA, Transportation Commission, Sales Tax Revenue, Series A,
    5.7%, 6/1/06 (c) ...........................................................  5,400,000   AAA        5,654,610
San Diego Water Authority, CA, Certificate of Participation:
    5.632%, 4/25/07* (c) .......................................................  6,300,000   AAA        6,450,381
    5.681%, 4/22/09* (c) .......................................................  4,500,000   AAA        4,622,850
San Francisco, CA, Bay Area Rapid Transit District, Sales Tax,
    Revenue Refunding, 6.75%, 7/1/10 (c) .......................................  2,000,000   AAA        2,263,140
San Joaquin, CA, Certificate of Participation, County Public Facilities Project,
    5.5%, 11/15/13 (c) .........................................................  2,000,000   AAA        1,978,400
Sweetwater, CA, Water Revenue, 5.25%, 4/1/10 (c) ............................... 13,240,000   AAA       13,092,639
Three Valleys, CA, Municipal Water District Certificates of Participation,
    5%, 11/1/14 (c) ............................................................  3,000,000   AAA        2,743,650
Whittier, CA, Presbyterian Intercommunity Hospital, Health Facilities Revenue,
    6.25%, 6/1/08 (c) ..........................................................  1,780,000   AAA        1,947,729

     The accompanying notes are an integral part of the financial statements

AARP INSURED TAX FREE GENERAL BOND FUND

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
                                                                                 Principal     Credit      Market
                                                                                 Amount ($)  Rating (b)   Value ($)
---------------------------------------------------------------------------------------------------------------------
COLORADO
Castle Rock Ranch, CO, Public Facilities Revenue, Series 1996:
    6.3%, 12/1/07 ..............................................................  3,115,000     AA         3,293,676
    6.4%, 12/1/08 ..............................................................  3,310,000     AA         3,518,530
    6.375%, 12/1/11 ............................................................  2,000,000     AA         2,091,180
Mesa County, CO, Residual Revenue, Single Family Housing, ETM,
    Zero Coupon, 12/1/11** .....................................................  3,855,000     AAA        1,683,363
CONNECTICUT
Connecticut Resource Recovery Authority:
    Series 1996, 6.25%, 11/15/05 (c) ...........................................  2,000,000     AAA        2,151,480
    Series 1996A, 6.25%, 11/15/06 (c) ..........................................  4,525,000     AAA        4,870,167
Connecticut State Housing Finance Authority, Series 1992B, 6.15%, 11/15/04 .....  5,000,000     AA         5,171,800
DISTRICT OF COLUMBIA
District of Columbia, General Obligation:
    6.5%, 6/1/10 (c) ...........................................................  2,270,000     AAA        2,453,893
    Series A, Prerefunded 6/1/99 at 102, 7.5%, 6/1/09*** (c) ...................  5,000,000     AAA        5,405,400
    Series B:
       6.125%, 6/1/03 (c) ......................................................  4,000,000     AAA        4,205,640
       5.4%, 6/1/06 (c) (d) .................................................... 18,905,000     AAA       18,903,488
       5.4%, 6/1/06 (c) ........................................................ 10,000,000     AAA        9,999,200
       5.5%, 6/1/07 (c) (d) .................................................... 25,000,000     AAA       25,075,250
       5.5%, 6/1/08 (c) (d) .................................................... 21,300,000     AAA       21,210,540
       5.5%, 6/1/09 (c) (d) .................................................... 16,150,000     AAA       15,937,466
       5.5%, 6/1/09 (c) ........................................................  2,840,000     AAA        2,802,626
       5.5%, 6/1/10 (c) (d) .................................................... 15,590,000     AAA       15,232,209
       5.5%, 6/1/12 (c) ........................................................  1,050,000     AAA        1,013,292
       Zero Coupon, 6/1/00 (c) .................................................  3,500,000     AAA        3,014,655
    Refunding, Series 1993A, 5.875%, 6/01/05 (c) ...............................  4,750,000     AAA        4,931,925
District of Columbia, Georgetown University, Series B, 7.1%, 4/1/12 ............  3,000,000     A          3,171,690
FLORIDA
Florida Department of Natural Resources, Preservation 2000-A,
    4.75%, 7/1/12 (c) .......................................................... 10,000,000     AAA        8,964,500
Florida Municipal Power Agency, Stanton II Project, Refunding Revenue
    Bonds, Series 1993, 4.5%, 10/1/16 (c) ......................................  4,400,000     AAA        3,687,420
Orange County, FL, Health Facilities Authority Refunding Program,
    1985 Series A, 7.875%, 12/1/25 (c) ......................................... 16,785,000     AAA       17,222,921
Sarasota County, FL, School Board Finance Corp., Lease Revenue Refunding,
    5%, 7/1/09 (c) .............................................................  5,595,000     AAA        5,376,459
GEORGIA
Cobb County, GA, Kennestone Hospital Authority, Series A,
    5.625%, 4/1/11 (c) .........................................................  5,305,000     AAA        5,327,971
Macon-Bibb County, GA, Hospital Authority, Medical Center of Central
    Georgia, Series C, 5.25%, 8/1/11 (c) .......................................  6,975,000     AAA        6,843,730
Municipal Electric Authority of Georgia, 5th Crossover, Project #1,
    6.4%, 1/1/13 (c) ...........................................................  3,500,000     AAA        3,807,790
HAWAII
Hawaii State General Obligation, Series 1992 BZ, 6%, 10/1/09 (c) ...............  2,000,000     AAA        2,134,340
ILLINOIS
Central Lake County, IL, Joint Action Water Agency, Refunding Revenue,
    Zero Coupon, 5/1/02 (c) ....................................................  2,245,000     AAA        1,746,588
Chicago, IL, Board of Education, Certificate of Participation, Series 92A,
    6.125%, 1/1/06 (c) .........................................................  4,000,000     AAA        4,244,080

     The accompanying notes are an integral part of the financial statements

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
                                                                                  Principal   Credit       Market
                                                                                  Amount ($) Rating (b)   Value ($)
---------------------------------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport, Refunding Revenue:
    Series 1996A, 6%, 1/1/06 (c) ...............................................  2,000,000     AAA        2,096,820
    Series C, 5%, 1/1/11 (c) ...................................................  6,500,000     AAA        6,122,935
Chicago, IL, Wastewater Transmission Revenue, 5.5%:
    1/1/09 (c) (d) ............................................................. 11,990,000     AAA       12,030,047
    1/1/10 (c) .................................................................  7,220,000     AAA        7,193,142
Chicago, IL, General Obligation:
    6.25%, 1/1/11 (c) ..........................................................  3,000,000     AAA        3,202,800
    Emergency Telephone System, 5.55%, 1/1/08 (c) ..............................  5,820,000     AAA        5,918,474
    Series A, 5.375%, 1/1/13 (c) (d) ........................................... 15,410,000     AAA       14,954,789
    Series B, 5%, 1/1/10 (c) ...................................................  5,200,000     AAA        4,913,376
    Series B, 5%, 1/1/11 (c) ...................................................  1,620,000     AAA        1,526,024
    Series B, 5%, 1/1/12 (c) ...................................................  5,000,000     AAA        4,672,500
    Series B, 5.125%, 1/1/15 (c) ...............................................  9,550,000     AAA        8,782,944
Chicago, IL, General Obligation Lease, Board of Education:
    Series 1996, 6.25%, 12/1/11 (c) ............................................  1,600,000     AAA        1,712,896
    Series A:
       6.25%, 1/1/15 (c) (d) ................................................... 23,000,000     AAA       24,292,600
       6.25%, 1/1/10 (c) ....................................................... 11,550,000     AAA       12,357,114
       6%, 1/1/16 (c) .......................................................... 11,025,000     AAA       11,286,513
       6%, 1/1/20 (c) .......................................................... 36,625,000     AAA       37,446,499
Chicago, IL, Public Building Commission, Building Revenue, Series A:
    5.25%, 12/1/07 (c) .........................................................  3,500,000     AAA        3,488,415
    5.25%, 12/1/09 (c) (d) ..................................................... 10,420,000     AAA       10,220,978
    5.25%, 12/1/11 (c) .........................................................  9,705,000     AAA        9,358,046
    Zero Coupon, 1/1/06 (c) ....................................................  2,430,000     AAA        1,540,158
Cook County, IL, Community High School District #233, Capital Appreciation,
    Series 1993 B, Zero Coupon:
       12/1/08 (c) .............................................................  1,700,000     AAA          909,891
       12/1/09 (c) .............................................................  1,700,000     AAA          851,870
       12/1/10 (c) .............................................................  1,665,000     AAA          781,668
Cook County, IL, General Obligation:
    Zero Coupon, 11/1/04 (c) ...................................................  3,205,000     AAA        2,190,842
    Series C, 6%, 11/15/07 (c) .................................................  5,000,000     AAA        5,306,200
Cook & Dupage Counties, High School District #210, Zero Coupon:
    12/1/07 (c) ................................................................  2,550,000     AAA        1,432,513
    12/1/08 (c) ................................................................  2,625,000     AAA        1,381,249
    12/1/09 (c) ................................................................  2,860,000     AAA        1,406,891
Decatur, IL, General Obligation, Series 1991, Zero Coupon:
    10/1/03 (c) ................................................................  1,455,000     AAA        1,048,822
    10/1/04 (c) ................................................................  1,415,000     AAA          962,823
Decatur, IL, Public Building Commission, General Obligation, Certificate of
    Participation:
       6.5%, 1/1/03 (c) ........................................................  1,725,000     AAA        1,850,977
       6.5%, 1/1/06 (c) ........................................................  1,500,000     AAA        1,628,955
Evergreen Park, IL, Little Company of Mary Hospital, 7.75%, 2/15/09 (c) ........  2,935,000     AAA        3,069,071
Hoffman Estates, IL, Tax Increment Revenue, Capital Appreciation,
    Junior Lien, Series 1991, Zero Coupon, 5/15/07 ............................. 17,460,000     A         10,002,485
Illinois Dedicated Tax Revenue, Series A, Civic Center Project:
    6.5%, 12/15/07 (c) .........................................................  4,765,000     AAA        5,268,184
    6.5%, 12/15/08 (c) .........................................................  5,255,000     AAA        5,813,817
    6.25%, 12/15/11 (c) ........................................................  3,000,000     AAA        3,224,580
    6.25%, 12/15/20 (c) ........................................................  6,975,000     AAA        7,394,476

     The accompanying notes are an integral part of the financial statements

AARP INSURED TAX FREE GENERAL BOND FUND

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
                                                                                 Principal     Credit      Market
                                                                                 Amount ($)  Rating (b)   Value ($)
---------------------------------------------------------------------------------------------------------------------
Illinois Educational Facilities Authority, Loyola University, Zero Coupon:
    7/1/05 (c) .................................................................  4,000,000     AAA        2,598,000
    Revenue Refunding, Series 1991A, 7/1/04 (c) ................................  2,860,000     AAA        1,971,198
Illinois Health Facilities Authority, Brokaw-Mennonite Healthcare, 6%:
    8/15/06 (c) ................................................................  1,380,000     AAA        1,444,308
    8/15/07 (c) ................................................................  1,460,000     AAA        1,531,131
    8/15/08 (c) ................................................................  1,550,000     AAA        1,618,758
    8/15/09 (c) ................................................................  1,640,000     AAA        1,703,812
Illinois Health Facilities Authority:
    Children's Memorial Hospital, 6.25%, 8/15/13 (c) ...........................  3,400,000     AAA        3,574,794
    Felician Healthcare Inc., Series A, 6.25%, 1/1/15 (c) (d) .................. 17,000,000     AAA       17,858,330
    Memorial Medical Center, 6.75%, 10/1/11 (c) ................................  2,135,000     AAA        2,293,823
    Methodist Health Service, Series 1985 G, 8%, 8/1/15 (c) .................... 10,015,000     AAA       10,836,230
    Sherman Hospital, 6.75%, 8/1/11 (c) ........................................  2,700,000     AAA        2,901,312
    SSM Healthcare System, Series AA, 6.4%, 6/1/08 (c) .........................  1,350,000     AAA        1,473,835
Joliet, IL, Junior College Assistance Corp., Lease Revenue, North Campus
    Extension Center, 6.7%, 9/1/12 (c) .........................................  2,500,000     AAA        2,795,675
Kane County, IL, School District #129, Aurora West Side, Series 1996A,
    6.5%, 2/1/10 (c) ...........................................................  1,775,000     AAA        1,940,128
Kane, Cook and Dupage Counties, IL, School District #45 Elgin, Series 1996B,
    Zero Coupon:
       1/1/11 (c) ..............................................................  1,040,000     AAA          473,179
       1/1/12 (c) ..............................................................  1,300,000     AAA          554,567
       1/1/13 (c) ..............................................................  2,095,000     AAA          837,120
Kendall, Kane and Will Counties, IL, Community Unit School, District Number 308,
    Oswego, Zero Coupon:
       3/1/02 (c) ..............................................................  1,055,000     AAA          827,563
       3/1/05 (c) ..............................................................  1,540,000     AAA        1,017,817
       3/1/06 (c) ..............................................................  1,595,000     AAA          991,787
Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project,
    Zero Coupon:
       12/15/03 (c) ............................................................  3,200,000     AAA        2,282,912
       6/15/04 (c) ............................................................. 10,300,000     AAA        7,115,240
Northwest Suburban Municipal Joint Action Water Agency, IL, Supply System
    Revenue, 6.45%, 5/1/07 (c) .................................................  2,575,000     AAA        2,805,978
Rosemont, IL, Tax Increment, Series C, Zero Coupon:
    12/1/05 (c) ................................................................  4,455,000     AAA        2,831,108
    12/1/07 (c) ................................................................  2,655,000     AAA        1,491,499
Skokie, IL, Park District, Series 1994B, Zero Coupon, 12/1/11 (c) ..............  3,000,000     AAA        1,295,130
State University Retirement System, IL, Special Revenue, Zero Coupon,
    10/1/03 (c) ................................................................  2,750,000     AAA        1,982,310
University of Illinois, Board of Trustees, Series 1991, Zero Coupon:
    4/1/03 (c) .................................................................  3,890,000     AAA        2,875,566
    4/1/05 (c) .................................................................  3,830,000     AAA        2,520,332
Will County, IL, Community Unit School District #201-U, Crete-Monee, Capital
    Appreciation, Zero Coupon:
       12/15/00 (c) ............................................................  1,325,000     AAA        1,112,642
       12/15/01 (c) ............................................................  1,730,000     AAA        1,377,582
INDIANA
Fort Wayne, IN, Parkview Memorial Hospital, Series A, 6.5%, 11/15/12 (c) .......  1,400,000     AAA        1,477,280
Indiana Health Facilities Finance Authority, Hospital Revenue:
    Ancilla Systems Inc., Series A, 6%, 7/1/18 (c) (d) ......................... 27,635,000     AAA       27,774,004
    Community Hospital Project, 6.4%, 5/1/12 (c) ...............................  5,000,000     AAA        5,204,300

     The accompanying notes are an integral part of the financial statements

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
                                                                                  Principal     Credit       Market
                                                                                  Amount ($)  Rating (b)    Value ($)
---------------------------------------------------------------------------------------------------------------------
Indiana Municipal Power Agency, Power Supply System, Series B, 6%,
    1/1/12 (c) .................................................................  3,100,000      AAA        3,235,749
Indiana University, Revenue Refunding, Student Fee Revenue:
    Series H, Zero Coupon, 8/1/06 (c) ..........................................  8,500,000      AAA        5,169,360
    Series H, Zero Coupon, 8/1/08 (c) .......................................... 10,000,000      AAA        5,359,400
    Series J, 5%, 8/1/18 (c) ...................................................  4,200,000      AAA        3,661,518
Madison County, IN, Community Hospital of Anderson,
    Prerefunded 1/1/98 at 102, 8%, 1/1/14*** (c) ...............................  7,055,000      AAA        7,406,833
Merrillville, IN, Multiple School Building Corp., First Mortgage, Zero Coupon,
    1/15/11 (c) ................................................................  4,000,000      AAA        1,815,880
IOWA
Polk County, IA, Mercy Hospital, 6.75%, 11/1/05 (c) ............................  5,000,000      AAA        5,406,850
KANSAS
Kansas City, KS, Utility System Revenue, Capital Appreciation, ETM,
    Zero Coupon, 3/1/01** (c) ..................................................  4,095,000      AAA        3,396,802
Kansas City, KS, Utility System Revenue, Zero Coupon:
    9/1/04 (c) .................................................................  2,640,000      AAA        1,823,738
    9/1/05 (c) .................................................................  3,950,000      AAA        2,574,728
    9/1/06 (c) .................................................................  1,375,000      AAA          844,044
    ETM, 9/1/04** (c) ..........................................................  3,575,000      AAA        2,464,283
    ETM, 9/1/05** (c) ..........................................................  5,300,000      AAA        3,446,219
    ETM, 9/1/06** (c) ..........................................................  1,875,000      AAA        1,147,819
LOUISIANA
Louisiana Public Facilities Authority, Prerefunded 2/15/08 at 100,
    4.75%, 5/1/16*** ...........................................................  5,765,000      AAA        5,579,194
New Orleans, LA, Exhibition Hall Authority, Series 1983, Zero Coupon,
    7/15/06 (c) ................................................................  4,850,000      AAA        2,762,996
New Orleans, LA, General Obligation, Zero Coupon, 9/1/07 (c) ................... 10,000,000      AAA        5,723,100
Orleans, LA, Levee District, Levee Improvement Bonds, Series 1986,
    5.95%, 11/1/14 (c) .........................................................  1,945,000      AAA        1,980,866
MASSACHUSETTS
Massachusetts, General Obligation:
    Series A, 7%, 3/1/99 (c) ...................................................  4,850,000      AAA        5,078,920
    Series D, Prerefunded 10/1/99 at 102, 7%, 10/1/03*** (c) ...................  7,000,000      AAA        7,553,770
New England Education Loan Marketing Corporation, Student Loan Revenue
    Refunding, Series F, 4.75%, 7/1/98 .........................................  5,000,000      A          5,025,550
MICHIGAN
Detroit, MI, General Obligation, Distributable State Aid, Refunding:
    5.2%, 5/1/07 (c) ...........................................................  3,000,000      AAA        2,971,110
    5.25%, 5/1/08 (c) ..........................................................  1,500,000      AAA        1,492,455
Kalamazoo, MI, Hospital Finance Authority, Hospital Revenue, Borgess Medical
    Center, Series A, Prerefunded 7/1/99 at 100, 6%, 7/1/09*** (c) .............  8,250,000      AAA        8,529,180
Michigan State Hospital Finance Authority, Sisters of Mercy, Healthcorp
    Obligated Group, Series P, 5.25%, 8/15/08 (c) ..............................  8,655,000      AAA        8,625,140
MINNESOTA
Northern Minnesota Municipal Power Agency, Series 1989A, 7.25%, 1/1/16 .........  7,500,000      A          7,927,875
MISSOURI
Missouri Health & Educational Facilities Authority, SSM Healthcare,
    1992 Series AA:
       6.35%, 6/1/08 (c) .......................................................  8,125,000      AAA        8,886,637
       6.4%, 6/1/09 (c) ........................................................  8,640,000      AAA        9,475,315
NEVADA
Clark County, NV, School District, General Obligation, Series B, Zero Coupon,
    3/1/05 (c) .................................................................  8,070,000      AAA        5,354,284

     The accompanying notes are an integral part of the financial statements

AARP INSURED TAX FREE GENERAL BOND FUND

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
                                                                                 Principal     Credit      Market
                                                                                 Amount ($)  Rating (b)   Value ($)
---------------------------------------------------------------------------------------------------------------------
NEW JERSEY
New Jersey Highway Authority, Garden State Parkway, General Revenue,
    6.5%, 1/1/11 ...............................................................  4,835,000     AAA        5,228,569
New Jersey Housing and Mortgage Finance Agency, Home Mortgage Purchase
    Revenue, Zero Coupon, 10/1/16 (c) ..........................................  5,155,000     AAA          681,543
New Jersey Turnpike Authority:
    Series 1991A, 6.3%, 1/1/01 (c) .............................................  1,250,000     AAA        1,317,037
    6.5%, 1/1/09 (c) ...........................................................  5,000,000     AAA        5,519,300
NEW YORK
New York City, NY General Obligation:
    5.9%, 2/1/05 (c) ...........................................................  5,500,000     AAA        5,753,330
    6%, 8/1/06 (c) .............................................................    140,000     AAA          142,758
    Prerefunded 11/1/97 at 101.5, 8%, 11/1/01*** (c) ...........................    760,000     AAA          789,549
    Prerefunded 11/1/97 at 101.5, 8.125%, 11/1/05*** (c) .......................  1,400,000     AAA        1,455,412
    Series 1984 H, 5.8%, 8/1/04 (c) ............................................  5,000,000     AAA        5,217,100
    Series 1989 E, Prerefunded 12/1/97 at 101.5, 7%, 12/1/07*** (c) ............    115,000     AAA          119,102
    Series A, ETM, 8%, 11/1/01** ...............................................    740,000     AAA          792,140
    Series A, 3%, 8/15/02 (c) ..................................................  9,000,000     AAA        8,264,610
    Series C, 6.4%, 8/1/04 (c) .................................................    500,000     AAA          535,950
    Series C, 6.4%, 8/1/05 (c) .................................................    430,000     AAA          459,046
    Series C, Prerefunded 8/1/02 at 101.5, 6.4%, 8/1/05*** (c) ................. 10,000,000     AAA       10,890,300
    Series D, 8%, 8/1/05 (c) ...................................................    170,000     AAA          175,556
    Series D, Prerefunded 8/1/97 at 102, 8%, 8/1/05*** (c) .....................    830,000     AAA          857,954
    Series D, 6%, 8/1/08 (c) ...................................................    370,000     AAA          375,583
    Series E, ETM, 7%, 12/1/07** (c) ...........................................  1,385,000     AAA        1,412,049
New York State Dormitory Authority:
    State University of New York, 6%, 7/1/09 (c) ...............................  2,000,000     AAA        2,113,680
    College and University Pooled Capital Program, 7.8%, 12/1/05 (c) ...........  9,905,000     AAA       10,625,490
New York State Dormitory Authority Revenue, City University:
    Series C, 7.5%, 7/1/10 (c) .................................................  5,750,000     AAA        6,827,320
    Series D, 7%, 7/1/09 (c) ...................................................  4,000,000     AAA        4,583,200
New York State Energy Research and Development Authority,
    Pollution Control Revenue, Electric and Gas, 5.9%, 12/1/06 (c) .............  5,300,000     AAA        5,595,157
New York State, Urban Development Authority, Correctional Facilities, Series A,
    6.5%, 1/1/11 (c) ...........................................................  4,500,000     AAA        4,925,115
Suffolk County, NY, Industrial Development Agency, Southwest Sewer System,
    6%, 2/1/07 (c) .............................................................  8,000,000     AAA        8,512,480
NORTH CAROLINA
North Carolina Eastern Municipal Power Agency, Refunding, Linked Certificates:
    5.5%, 1/1/07 (c) ...........................................................  2,000,000     AAA        2,040,660
    Series B, 6%, 1/1/18 (c) ...................................................  8,775,000     AAA        9,070,366
North Carolina Municipal Power Agency, Catawba Electric Power Revenue:
    5.25%, 1/1/08 (c) ..........................................................  2,500,000     AAA        2,507,950
    6%, 1/1/11 (c) .............................................................  8,235,000     AAA        8,693,031
    7.5%, 1/1/17 ...............................................................  4,520,000     A          4,682,991
    Series 1997, 6%, 1/1/08 (c) ................................................  2,585,000     AAA        2,742,478
NORTH DAKOTA
Bismarck, ND, Hospital Revenue, St. Alexius Medical Center, Series 1991,
    Zero Coupon, 5/1/02 (c) ....................................................  2,850,000     AAA        2,233,830
OHIO
Cleveland, OH, Water Works Revenue, Series 1993G, 5.5%, 1/1/13 (c) (d) ......... 10,000,000     AAA        9,967,800
Hamilton County, OH, Electric System Mortgage Revenue, Series B,
    Prerefunded 10/15/98 at 102, 8%, 10/15/22*** (c) ...........................  3,720,000     AAA        4,005,138

     The accompanying notes are an integral part of the financial statements

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
                                                                                 Principal     Credit      Market
                                                                                 Amount ($)  Rating (b)   Value ($)
---------------------------------------------------------------------------------------------------------------------
Ohio Air Quality Development Authority, Ohio Power Company, Series B,
    7.4%, 8/1/09 (c) ...........................................................  5,000,000     AAA        5,373,950
OKLAHOMA
Muskogee, OK, Industrial Pollution Control, Series 1987A, 7%, 3/1/17 ...........  5,000,000     A1         5,107,900
Tulsa, OK, Industrial Development Authority, St. John's Medical Center:
    Zero Coupon, 12/1/02 (c) ...................................................  3,930,000     AAA        2,995,407
    Zero Coupon, 12/1/04 (c) ...................................................  5,430,000     AAA        3,704,618
    Zero Coupon, 12/1/06 (c) ...................................................  6,430,000     AAA        3,896,259
OREGON
Portland, OR, Sewer System Revenue, Series 1994 A, 7%, 6/1/97 ..................  1,500,000     A1         1,507,830
PENNSYLVANIA
Pennsylvania Industrial Development Authority, Economic Development
    Revenue:
       5.8%, 1/1/08 (c) ........................................................  4,250,000     AAA        4,434,110
       5.8%, 7/1/08 (c) ........................................................  4,875,000     AAA        5,093,400
Philadelphia, PA, Water & Wastewater Revenue:
    5.5%, 6/15/07 (c) ..........................................................  5,000,000     AAA        5,101,300
    5.625%, 6/15/08 (c) ........................................................  2,100,000     AAA        2,162,307
    5.625%, 6/15/09 (c) ........................................................ 10,855,000     AAA       11,099,563
    5.625%, 6/15/09 (c) ........................................................ 20,000,000     AAA       20,450,600
Westmoreland County, PA, Industrial Development Revenue, Westmoreland
    Health System, 5.375%, 7/1/11 (c) ..........................................  7,300,000     AAA        7,167,578
PUERTO RICO
Commonwealth of Puerto Rico, Highway & Transportation Authority Revenue,
    5.5%, 7/1/09 (c) ........................................................... 10,940,000     AAA       11,183,853
RHODE ISLAND
Rhode Island Clean Water Protection Agency, Pollution Control Revenue,
    Revolving Fund, Series A, 5.4%, 10/1/15 (c) ................................  2,000,000     AAA        1,917,840
Rhode Island Convention Center Authority, Refunding Revenue, Series 1993 B:
    5%, 5/15/10 (c) ............................................................  5,000,000     AAA        4,745,750
    5.25%, 5/15/15 (c) (d) ..................................................... 22,000,000     AAA       20,746,660
Rhode Island Depositors Economic Protection Corp., Special Obligation,
    Series B:
       5.8%, 8/1/10 (c) ........................................................  6,200,000     AAA        6,366,532
       5.8%, 8/1/11 (c) ........................................................  4,525,000     AAA        4,626,451
       5.8%, 8/1/12 (c) ........................................................  2,500,000     AAA        2,545,625
       5.8%, 8/1/13 (c) ........................................................  7,340,000     AAA        7,440,118
SOUTH CAROLINA
Piedmont Municipal Power Agency, SC, Electric Revenue:
    5.5%, 1/1/12 (c) ...........................................................  2,810,000     AAA        2,795,697
    Series 1991 A, 6.5%:
       ETM, 1/1/16** (c) .......................................................    430,000     AAA          468,218
       1/1/16 (c) ..............................................................  2,570,000     AAA        2,801,557
    Series 1993, 5.5%:
       ETM, 1/1/08** (c) .......................................................    840,000     AAA          859,782
       1/1/08 (c) ..............................................................  1,075,000     AAA        1,095,887
       ETM, 1/1/12** (c) .......................................................  2,190,000     AAA        2,185,423
TENNESSEE
Knox County, TN, Health & Educational Hospital Facilities Board,
    Fort Sanders Alliance:
       7.25%, 1/1/09 (c) .......................................................  3,750,000     AAA        4,342,012
       5.75%, 1/1/11 (c) ....................................................... 15,405,000     AAA       15,682,290
       5.75%, 1/1/12 (c) ....................................................... 17,880,000     AAA       18,127,102

     The accompanying notes are an integral part of the financial statements

AARP INSURED TAX FREE GENERAL BOND FUND

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
                                                                                 Principal      Credit      Market
                                                                                 Amount ($)   Rating (b)   Value ($)
---------------------------------------------------------------------------------------------------------------------

       6.25%, 1/1/13 (c) .......................................................  4,000,000     AAA        4,265,000
       5.75%, 1/1/14 (c) .......................................................  2,000,000     AAA        2,008,360
TEXAS
Austin, TX, Utility Systems Revenue Refunding, Series A,
    Zero Coupon, 11/15/08 (c) ..................................................  3,460,000     AAA        1,835,426
Brownsville, TX, Utility System Revenue, Series 1995, 6.25%, 9/1/10 (c) ........  4,085,000     AAA        4,388,883
Cedar Hill, TX , Series 1996, Zero Coupon:
    8/15/09 ....................................................................  1,500,000     AAA          754,680
    8/15/10 ....................................................................  3,130,000     AAA        1,474,293
Dallas, TX, Housing Finance Corp., Single Family Mortgage Revenue,
    Zero Coupon, 10/1/16 (c) ...................................................  6,535,000     AAA          863,992
Dallas-Fort Worth, TX, Airport Revenue:
    7.75%, 11/1/03 (c) .........................................................  1,000,000     AAA        1,151,860
    7.8%, 11/1/05 (c) ..........................................................  2,000,000     AAA        2,359,980
    7.8%, 11/1/06 (c) ..........................................................  2,025,000     AAA        2,365,625
    7.375%, 11/1/08 (c) ........................................................  4,500,000     AAA        5,124,555
    7.375%, 11/1/10 (c) ........................................................  3,500,000     AAA        3,967,915
Harris County, TX, Health Facilities Development, Texas Medical Center,
    Series 1996, 6.25%:
       5/15/08 (c) .............................................................  2,785,000     AAA        2,980,785
       5/15/09 (c) .............................................................  2,965,000     AAA        3,162,350
Harris County, TX, General Obligation:
    Capital Appreciation Bond, Zero Coupon, 10/1/06 (c) ........................  9,035,000     AAA        5,471,415
    Flood Control District, Zero Coupon, 10/1/00 (c) ...........................  1,000,000     AAA          849,350
    Toll Road Authority Subordinate Lien:
       Series A, Zero Coupon, 8/15/06 (c) ......................................  4,010,000     AAA        2,444,817
       Unlimited Tax, Series A, Zero Coupon, 8/15/04 (c) .......................  2,050,000     AAA        1,409,129
       Unlimited Tax, Series A, Zero Coupon, 8/15/05 (c) .......................  4,025,000     AAA        2,608,200
Houston, TX, Water & Sewer System Authority, Series C, Zero Coupon:
    12/1/06 (c) ................................................................ 14,575,000     AAA        8,748,935
    12/1/08 (c) ................................................................ 19,000,000     AAA       10,054,610
    12/1/09 (c) ................................................................ 14,750,000     AAA        7,300,660
    12/1/10 (c) ................................................................  5,000,000     AAA        2,316,350
    12/1/12 (c) ................................................................  3,350,000     AAA        1,365,728
Hurst Euless Bedford, TX, Independent School District, Series 1994,
    Zero Coupon, 8/15/09 (c) ...................................................  4,925,000     AAA        2,477,866
Lubbock, TX, Health Facilities Development Corp., Methodist Hospital, Series B:
    5.5%, 12/1/06 (c) ..........................................................  3,945,000     AAA        3,880,894
    5.6%, 12/1/07 (c) ..........................................................  2,415,000     AAA        2,376,771
    5.625%, 12/1/08 (c) ........................................................  4,400,000     AAA        4,302,188
    5.625%, 12/1/09 (c) ........................................................  4,640,000     AAA        4,490,731
Montgomery County, TX, General Obligation, Library Refunding:
    Zero Coupon, 9/1/03 (c) ....................................................  3,475,000     AAA        2,523,336
    Zero Coupon, 9/1/04 (c) ....................................................  3,475,000     AAA        2,383,259
    Zero Coupon, 9/1/05 (c) ....................................................  3,475,000     AAA        2,246,587
North Central Texas, Health Facilities Development Corp., Presbyterian
    Hospital, Prerefunded 12/1/97 at 102, 8.875%, 12/1/15*** (c) ...............  5,000,000     AAA        5,261,800
San Antonio, TX, Electric and Gas, Revenue Refunding, Series A, Zero Coupon:
    2/1/05 (c) .................................................................  2,500,000     AAA        1,665,875
    2/1/05 (c) .................................................................  8,000,000     AAA        5,330,800
    2/1/06 (c) ................................................................. 17,900,000     AAA       11,228,133
San Antonio, TX, Electric & Gas, Series 1991 B, Zero Coupon:
    2/1/08 (c) .................................................................  8,115,000     AAA        4,494,087
    2/1/09 (c) .................................................................  4,400,000     AAA        2,280,960

     The accompanying notes are an integral part of the financial statements

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
                                                                                 Principal      Credit      Market
                                                                                 Amount ($)   Rating (b)   Value ($)
---------------------------------------------------------------------------------------------------------------------

San Antonio, TX, Hotel Revenue, Series 1996, 6%, 8/15/06 (c) ...................  2,000,000     AAA        2,115,840
Tarrant County, TX, Health Facilities Development Corp., Hospital Refunding
    Revenue, Fort Worth Osteopathic Hospital:
       6%, 5/15/11 (c) .........................................................  4,615,000     AAA        4,834,582
       6%, 5/15/21 (c) .........................................................  6,235,000     AAA        6,403,594
Texas General Obligation:
    Superconductor Revenue, Series C, Zero Coupon, 4/1/05 (c) ..................  8,390,000     AAA        5,542,602
    Capital Appreciation Bond, Super Collider, Series C, Zero Coupon,
       4/1/06 (c) ..............................................................  7,385,000     AAA        4,591,845
Texas Municipal Power Agency, 6.1%:
    9/1/07 (c) .................................................................  9,250,000     AAA        9,904,900
    9/1/09 (c) .................................................................  4,435,000     AAA        4,746,204
Texas Public Finance Authority, Building Authority:
    Zero Coupon, 2/1/06 (c) .................................................... 13,915,000     AAA        8,728,462
    Series B, 6.25%, 2/1/08 (c) ................................................  5,190,000     AAA        5,614,231
UTAH
Associated Municipal Power System, UT, Hunter Project, Refunding Revenue,
    Zero Coupon:
       7/1/00 (c) ..............................................................  2,755,000     AAA        2,367,427
       7/1/02 (c) ..............................................................  5,200,000     AAA        4,022,668
       7/1/04 (c) ..............................................................  5,895,000     AAA        4,077,395
       7/1/05 (c) ..............................................................  5,900,000     AAA        3,847,449
       7/1/06 (c) ..............................................................  5,895,000     AAA        3,617,290
       7/1/07 (c) ..............................................................  3,750,000     AAA        2,165,400
Intermountain Power Agency, UT, Power Supply Revenue:
    5%, 7/1/12 (c) .............................................................  1,000,000     AAA          931,150
    Series A, Zero Coupon, 7/1/02 (c) ..........................................  1,655,000     AAA        1,280,291
    Series A, Zero Coupon, 7/1/03 (c) ..........................................  1,000,000     AAA          732,200
    Series A, Zero Coupon, 7/1/04 (c) ..........................................  1,730,000     AAA        1,196,589
    Series B, Zero Coupon, 7/1/02 (c) ..........................................  8,230,000     AAA        6,366,646
    Series 1993, 5.55%, 7/1/11 .................................................  7,000,000     A          6,778,520
Provo, UT, Electric System Revenue, ETM, 10.375%, 9/15/15** (c) ................  1,800,000     AAA        2,515,428
VIRGINIA
Roanoke, VA, Industrial Development Authority, Roanoke Memorial Hospital,
    Series B, 6.125%, 7/1/17 (c) ...............................................  5,500,000     AAA        5,791,720
Southeastern Public Service Authority, VA, Refunding Revenue, Series A,
    5.25%, 7/1/10 (c) ..........................................................  7,380,000     AAA        7,289,300
Virginia Beach, VA, Development Authority, Virginia Beach
    General Hospital Project:
       6%, 2/15/11 (c) .........................................................  1,595,000     AAA        1,674,734
       5.125%, 2/15/18 (c) .....................................................  3,000,000     AAA        2,732,850
Winchester County, VA, Industrial Development Authority, Hospital
    Revenue, 6%, 1/1/15 (c) ....................................................  5,700,000     AAA        5,484,369
WASHINGTON
Clark County, WA, Public Utility District No. 1, Series 1995, 6%:
    1/1/06 (c) .................................................................  7,500,000     AAA        7,895,250
    1/1/08 (c) .................................................................  2,200,000     AAA        2,313,696
King County, WA, Public Hospital District #1, Valley Medical Center,
    Series 1992, 5.5%, 9/1/17 (c) ..............................................  3,500,000     AAA        3,268,090
North Shore, WA, General Obligation, School District #417, 5.6%, 12/1/10 (c) ...  1,650,000     AAA        1,669,684
Snohomish County, WA, School District #6, 6.5%, 12/1/07 ........................  3,325,000     A          3,649,454
Washington, General Obligation, Series AT-5, Zero Coupon, 8/1/10 (c) ...........  2,625,000     AAA        1,239,131

     The accompanying notes are an integral part of the financial statements

AARP INSURED TAX FREE GENERAL BOND FUND

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
                                                                                  Principal      Credit      Market
                                                                                  Amount ($)   Rating (b)   Value ($)
---------------------------------------------------------------------------------------------------------------------
Washington Health Care Facilities Authority, Empire Health Services-Spokane:
    5.65%, 11/1/05 (c) .........................................................  2,155,000     AAA        2,222,559
    5.7%, 11/1/06 (c) ..........................................................  3,440,000     AAA        3,557,854
    5.75%, 11/1/07 (c) .........................................................  7,350,000     AAA        7,620,921
    5.8%, 11/1/09 (c) ..........................................................  4,595,000     AAA        4,751,690
    5.8%, 11/1/10 (c) ..........................................................  2,100,000     AAA        2,169,384
    Series 1996 A, 6%, 7/1/08 (c) ..............................................  5,000,000     AAA        5,241,400
    Series A:
       Prerefunded 7/1/00 at 102, 7%, 7/1/11*** (c) ............................  3,830,000     AAA        4,169,032
       Prerefunded 7/1/99 at 102, 7.5%, 7/1/15*** (c) ..........................  1,595,000     AAA        1,729,666
       Prerefunded 7/1/99 at 102, 7.5%, 7/1/15*** ..............................  1,500,000     AAA        1,626,645
       Prerefunded 7/1/99 at 102, 7.5%, 7/1/15*** (c) ..........................  2,405,000     AAA        2,608,054
    Prerefunded 7/1/00 at 102, Series B, 7.25%, 7/1/12*** (c) .................. 10,895,000     AAA       11,937,325
Washington Public Power Supply System, Revenue Refunding, Nuclear Project #2:
    Series 1992A, Zero Coupon, 7/1/11 (c) ......................................  4,200,000     AAA        1,844,178
    Series A:
       5.7%, 7/1/08 (c) ........................................................  5,000,000     AAA        5,106,150
       7.25%, 7/1/03 (c) .......................................................  2,000,000     AAA        2,173,600
    Series C:
       7%, 7/1/01 (c) .......................................................... 10,000,000     AAA       10,791,900
       Prerefunded 1/1/01 at 102, 7.375%, 7/1/11*** (c) ........................  1,370,000     AAA        1,517,535
Washington Public Power Supply System, Revenue Refunding, Nuclear Project #3:
    Series A:
       Zero Coupon, 7/1/04 (c) .................................................  3,625,000     AAA        2,489,650
       Zero Coupon, 7/1/05 (c) .................................................  4,125,000     AAA        2,668,421
       Prerefunded 7/1/99 at 102, 7.25%, 7/1/16*** (c) .........................  3,630,000     AAA        3,917,242
    Series 1989A, Zero Coupon, 7/1/10 (c) ......................................  5,860,000     AAA        2,743,652
    Series 1993C, 7.5%, 7/1/08 (c) .............................................  4,000,000     AAA        4,675,040
Washington State Housing Finance, Series A, 7.1%, 12/1/17 ......................  6,360,000     AAA        6,508,442
WEST VIRGINIA
West Virginia, School Building Authority Revenue, Series B,
    Prerefunded 7/1/00 at 102, 6.75%, 7/1/10*** (c) ............................  4,000,000     AAA        4,324,240
WISCONSIN
Kenosha, WI, General Obligation, Series C, Zero Coupon, 6/1/04 (c) .............  3,475,000     AAA        2,439,207
Wisconsin Health & Educational Facilities Authority:
    Felician Healthcare Inc., Series B, 6.25%, 1/1/22 (c) ......................  5,285,000     AAA        5,537,729
    Hospital Sisters Services Inc. - Obligated Group, 5.375%, 6/1/18 (c) .......  4,800,000     AAA        4,373,088
    St. Luke's Medical Center, 7.1%, 8/15/11 (c) ...............................  2,000,000     AAA        2,186,940
    Villa St. Francis Inc., Series C, 6.25%, 1/1/22 (c) ........................  9,230,000     AAA        9,671,379
    Wheaton Franciscan Services:
       6.1%, 8/15/08 (c) .......................................................  4,580,000     AAA        4,877,517
       6.1%, 8/15/09 (c) .......................................................  2,000,000     AAA        2,101,020
Wisconsin Health & Educational Facilities Authority, Aurora Medical, Series 1996:
    5.75%, 11/15/06 (c) ........................................................  2,000,000     AAA        2,059,420
    5.75%, 11/15/07 (c) ........................................................  1,500,000     AAA        1,550,490
    6%, 11/15/08 (c) ...........................................................  4,085,000     AAA        4,308,695
    6%, 11/15/09 (c) ...........................................................  4,330,000     AAA        4,549,011
Wisconsin Health & Educational Facilities Authority, SSM Healthcare,
    Series 1992 AA:
       6.4%, 6/1/08 (c) ........................................................  2,335,000     AAA        2,547,135
       6.45%, 6/1/09 (c) .......................................................  2,485,000     AAA        2,717,596
       6.45%, 6/1/10 (c) .......................................................  2,650,000     AAA        2,888,606

     The accompanying notes are an integral part of the financial statements

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
                                                                                 Principal     Credit       Market
                                                                                 Amount ($)  Rating (b)    Value ($)
---------------------------------------------------------------------------------------------------------------------
       6.5%, 6/1/11 (c) ........................................................  2,820,000     AAA         3,054,174
       6.5%, 6/1/12 (c) ........................................................  3,000,000     AAA         3,299,100
                                                                                                        -------------
Total Long-Term Municipal Investments (Cost $1,564,683,732) ....................                        1,634,368,969
                                                                                                        =============
---------------------------------------------------------------------------------------------------------------------
    SUMMARY                                                                              % OF NET ASSETS
---------------------------------------------------------------------------------------------------------------------
                       Total Investment Portfolio (Cost $1,599,972,875) (a) ...............    98.8     1,669,657,215
                       Other Assets and Liabilities, Net ..................................     1.2        20,459,821
                                                                                              -----     -------------
                       Net Assets .........................................................   100.0     1,690,117,036
                                                                                              =====     =============
---------------------------------------------------------------------------------------------------------------------

      * Floating rate demand notes are securities whose interest rates vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury bill rate. Variable rate demand notes are securities whose interest rates are reset periodically at levels that are generally comparable to tax-exempt commercial paper. These securities are payable on demand within seven calendar days and normally incorporate an irrevocable letter of credit or line of credit from a major bank. These notes are carried, for purposes of calculating average weighted maturity, at the longer of the period remaining until the next rate change or to the extent of the demand period.

    ** ETM: Bonds bearing the description ETM (escrowed to maturity) are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on bonds so designated.

    *** Prerefunded: Bonds which are prerefunded are collateralized by U.S.
        Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

    (a) At March 31, 1997, the net unrealized appreciation on investments based on cost for federal income tax purposes of $1,599,972,875 is as follows:

        Aggregate gross unrealized appreciation for all investments
         in which there is an excess of value over tax cost ....    $75,262,020
        Aggregate gross unrealized depreciation for all investments
         in which there is an excess of tax cost over value ....     (5,577,680)
                                                                    ------------
        Net unrealized appreciation ............................    $ 69,684,340
                                                                    ============

    (b) All of the securities held have been determined to be of appropriate credit quality as required by the Fund's investment objectives. Credit ratings shown are either Standard & Poor's Ratings Group or Moody's Investors Service, Inc. Unrated securities (NR) and securities rated by Scudder (SS&C) have been determined to be of comparable quality to rated eligible securities.

    (c) Bond is insured by one of these companies: AMBAC, BIG, MBIA, FGIC, FSA or Capital Guaranty

    (d) At March 31, 1997, this security, in whole or in part, has been pledged to cover initial margin requirements for open futures contracts. At March 31, 1997, open futures contracts sold short were as follows:

                                                    Aggregate         Market
  Futures               Expiration    Contracts   Face Value ($)    Value ($)
  -------               ----------    ---------   --------------    ---------
  U.S. Treasury Bond    June 1997       975        107,454,113     104,538,282
                                                   -----------     -----------
        Total net unrealized appreciation
         on open futures contract sold short ....................... 2,915,831
                                                                     =========

        The aggregate face value of futures contracts opened and closed during the six months ended March 31, 1997 was $237,808,988 and $254,028,425, respectively.
--------------------------------------------------------------------------------
        Purchases and sales of investment securities (excluding short-term investments), for the six months ended March 31, 1997, aggregated $63,988,674 and $76,014,622, respectively.
--------------------------------------------------------------------------------
        Percentage breakdown of investments is based on total net assets of the Fund. The total net assets of the Fund are comprised of the Fund's investment portfolio, other assets and liabilities. The percentage of the investment portfolio may be greater or less than 100% due to the inclusion of the Fund's assets and liabilities in the calculation. The Fund's other assets and liabilities are disclosed in the Statement of Assets and Liabilities.

     The accompanying notes are an integral part of the financial statements

AARP BOND FUND FOR INCOME

-----------------------------------------------------------------------------------------------------
LIST OF INVESTMENTS AS OF MARCH 31, 1997 (Unaudited)
-----------------------------------------------------------------------------------------------------
Principal                                                                                    Market
Amount ($)                                                                                  Value ($)
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS 2.4%
-----------------------------------------------------------------------------------------------------
  295,000  Repurchase Agreement with State Street Bank and Trust Company dated 3/31/97 at 6% to be repurchased at $295,049 on 4/1/97, collateralized
             by a $305,000 U.S. Treasury Bond, 7.125%, 2/15/23 (Cost $295,000) ...........    295,000
                                                                                            ---------
-----------------------------------------------------------------------------------------------------
   SHORT-TERM NOTES 32.2%
-----------------------------------------------------------------------------------------------------
4,000,000  Student Loan Marketing Association Discount Note, 4/01/97 (Cost $4,000,000) ...  4,000,000
                                                                                            ---------
-----------------------------------------------------------------------------------------------------
   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION* 12.0%
-----------------------------------------------------------------------------------------------------
  486,612  Government National Mortgage Association, 9% with various maturities to 8/15/21    515,196
1,000,000  Government National Mortgage Association, 7.5%, TBA (b) .......................    979,680
                                                                                            ---------
           Total Government National Mortgage Association (Cost $1,518,316) ..............  1,494,876
                                                                                            ---------
-----------------------------------------------------------------------------------------------------
   FOREIGN BONDS -- U.S. $ DENOMINATED 2.0%
-----------------------------------------------------------------------------------------------------
  250,000  Fage Dairy Industry SA, 9%, 2/01/07 (Cost $246,563) ...........................    241,250
                                                                                            ---------
-----------------------------------------------------------------------------------------------------
   ASSET BACKED 22.2%
-----------------------------------------------------------------------------------------------------
Credit Card Receivables 4.0%
  500,000  Advanta Corp., Series 1997-1 A4, 7.65%, 5/25/07 ...............................    499,214
                                                                                            ---------
Home Equity Loans 6.4%
  300,000  The Money Store Inc. Home Equity, Series 1996-C A4, 7.4%, 6/15/21 .............    297,938
  500,000  The Money Store Inc. Home Equity, Series 1997-A A2, 6.565%, 12/15/09 ..........    499,219
                                                                                            ---------
                                                                                              797,157
                                                                                            ---------
Manufactured Housing 11.8%
  375,000  Associated Manufactured Housing Corp. Series 1997-1 B1, 7.6%, 6/15/28 .........    374,297
  500,000  Green Tree Financial Corp. Series 1997-A A1, 6.3%, 9/15/23 ....................    495,510
  100,000  Green Tree Financial Corp. Series 1997-1 B2, 7.76%, 3/15/28 ...................     96,188
  500,000  Green Tree Financial Corp. Series 1997-2 B2, 8.05%, 4/15/28 ...................    492,188
                                                                                            ---------
                                                                                            1,458,183
                                                                                            ---------
           Total Asset Backed (Cost $2,777,706) ..........................................  2,754,554
                                                                                            ---------
-----------------------------------------------------------------------------------------------------
   CORPORATE BONDS 37.5%
-----------------------------------------------------------------------------------------------------
Communications 4.0%
  500,000  WorldCom, Inc., 7.75%, 4/01/07 ................................................    499,054
                                                                                            ---------
Financial 3.9%
  250,000  Taubman Realty Group LP Medium Term Note, 7%, 10/01/03 ........................    243,095
  250,000  US West Capital Funding Inc., 7.9%, 1/01/27 ...................................    243,163
                                                                                            ---------
                                                                                              486,258
                                                                                            ---------
Media 5.0%
  125,000  Tele-Communications, Inc., 8%, 8/01/05 ........................................    121,796
  250,000  Time Warner Inc., 9.125%, 1/15/13 .............................................    265,555
  250,000  Viacom Inc., 6.75%, 1/15/03 ...................................................    235,743
                                                                                            ---------
                                                                                              623,094
                                                                                            ---------


    The accompanying notes are an integral part of the financial statements

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Principal                                                                                    Market
Amount ($)                                                                                  Value ($)
-----------------------------------------------------------------------------------------------------
Durables 5.9%
  500,000  Northrop Grumman Corp., 7.875%, 3/01/26 .......................................    486,655
  250,000  Tracor, Inc., 8.5%, 3/01/07 ...................................................    242,500
                                                                                           ----------
                                                                                              729,155
                                                                                           ----------
Manufacturing 4.3%
  50,000   GFSI Inc., 9.625%, 3/01/07 ....................................................     49,188
  500,000  Mead Corp., 7.55%, 3/01/47 ....................................................    487,300
                                                                                           ----------
                                                                                              536,488
                                                                                           ----------
Technology 2.6%
  100,000  Fairchild Semiconductor Inc., 10.125%, 3/15/07 ................................    100,000
  250,000  International Business Machines Corp., 7%, 10/30/45 ...........................    222,583
                                                                                           ----------
                                                                                              322,583
                                                                                           ----------
Energy 7.4%
  250,000  Barrett Resources Corp., 7.55%, 2/01/07 .......................................    244,375
  200,000  Chesapeake Energy Corp., 8.5%, 3/15/12 ........................................    192,000
  250,000  Dawson Production Services, Inc., 9.375%, 2/01/07 .............................    246,250
  250,000  Lomak Petroleum, Inc., 8.75%, 1/15/07 .........................................    238,125
                                                                                           ----------
                                                                                              920,750
                                                                                           ----------
Construction 2.0%
  250,000  Nortek, Inc., 9.25%, 3/15/07 ..................................................    245,625
                                                                                           ----------
Transportation 2.4%
  300,000  Continental Airlines Inc. Series 1997-1B, 7.461%, 4/01/13 .....................    294,228
                                                                                           ----------
           Total Corporate Bonds (Cost $4,776,544) .......................................  4,657,235
                                                                                           ----------
-----------------------------------------------------------------------------------------------------
SUMMARY                                                                     % OF NET ASSETS
-----------------------------------------------------------------------------------------------------
         Total Investment Portfolio (Cost $13,614,129)(a)......................   108.3    13,442,915
         Other Assets and Liabilities, Net ....................................    (8.3)   (1,026,177)
                                                                                  -----    ----------
         Net Assets ...........................................................   100.0    12,416,738
                                                                                  =====    ==========

-----------------------------------------------------------------------------------------------------

  * Effective maturities will be shorter due to prepayments.

TBA To be announced

(a) At March 31, 1997, the net unrealized depreciation on investments based on cost for federal income tax purposes of $13,614,129 was as follows:

    Aggregate gross unrealized appreciation for all investments in which
    there is an excess of value over tax cost ............................................ $        0

    Aggregate gross unrealized depreciation for all investments in which
    there is an excess of tax cost over value ............................................   (171,214)
                                                                                           ----------
    Net unrealized depreciation .......................................................... $ (171,214)
                                                                                           ==========

(b) Security purchased on a when-issued basis (See Note 1 of Notes to the Financial Statements).
--------------------------------------------------------------------------------
    Purchases and sales of investment securities (excluding short-term investments) for the period February 1, 1997 (commencement of operations) through March 31, 1997, aggregated $9,812,697 and $486,164, respectively.
--------------------------------------------------------------------------------
    Percentage breakdown of investments is based on total net assets of the Fund. The total net assets of the Fund are comprised of the Fund's investment portfolio, other assets and liabilities. The percentage of the investment portfolio may be greater or less than 100% due to the inclusion of the Fund's assets and liabilities in the calculation. The Fund's other assets and liabilities are disclosed in the Statement of Assets and Liabilities.

     The accompanying notes are an integral part of the financial statements

AARP BALANCED STOCK AND BOND FUND

-------------------------------------------------------------------------------------------------------------------------------
   LIST OF INVESTMENTS AS OF MARCH 31, 1997 (Unaudited)
-------------------------------------------------------------------------------------------------------------------------------
Principal                                                                                                              Market
Amount ($)                                                                                                            Value ($)
-------------------------------------------------------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS 6.9%
-------------------------------------------------------------------------------------------------------------------------------
       33,902,000    Repurchase Agreement with Donaldson, Lufkin & Jenrette dated 3/31/97 at
                        6.375% to be repurchased at $33,908,003 on 4/1/97, collateralized by a $34,824,000
                        U.S. Treasury Bond, 6.125%, 9/30/00 (Cost $33,902,000) ................................      33,902,000
                                                                                                                   ------------
-------------------------------------------------------------------------------------------------------------------------------
   U.S. TREASURY OBLIGATIONS 9.5%
-------------------------------------------------------------------------------------------------------------------------------
        8,000,000    U.S. Treasury Note, 5.5%, 9/30/97 ........................................................       7,990,000
        5,000,000    U.S. Treasury Note, 5.13%, 4/30/98 .......................................................       4,948,450
       10,000,000    U.S. Treasury Note, 5.75%, 12/31/98 ......................................................       9,898,400
        2,500,000    U.S. Treasury Note, 5.875%, 3/31/99 ......................................................       2,475,000
        3,000,000    U.S. Treasury Note, 6.75%, 5/31/99 .......................................................       3,015,000
        6,000,000    U.S. Treasury Note, 6.875%, 7/31/99 ......................................................       6,045,000
        4,500,000    U.S. Treasury Note, 5.875%, 11/15/99 .....................................................       4,425,480
        2,000,000    U.S. Treasury Note, 6.125%, 7/31/00 ......................................................       1,968,120
        1,500,000    U.S. Treasury Note, 5.75%, 10/31/00 ......................................................       1,455,705
        1,000,000    U.S. Treasury Note, 5.875%, 2/15/04 ......................................................         945,940
        2,000,000    U.S. Treasury Bond, 6.25%, 8/15/23 .......................................................       1,772,180
        3,500,000    U.S. Treasury Separate Trading Registered Interest and Principal, 2/15/09 (7.18%***) .....       1,514,415
                                                                                                                   ------------
                     Total U.S. Treasury Obligations (Cost $46,539,748) .......................................      46,453,690
                                                                                                                   ------------
-------------------------------------------------------------------------------------------------------------------------------
   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION** 2.5%
-------------------------------------------------------------------------------------------------------------------------------
        4,189,128    Government National Mortgage Association, 10%, with various maturities to 2/15/25 ........       4,599,087
        7,232,016    Government National Mortgage Association, 8.5%, with various maturities to 11/15/25 ......       7,421,784
                                                                                                                   ------------
                     Total Government National Mortgage Association (Cost $11,972,415) ........................      12,020,871
                                                                                                                   ------------
-------------------------------------------------------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE PASS-THRUS** 7.7%
-------------------------------------------------------------------------------------------------------------------------------
       14,660,268    Federal National Mortgage Association, 6.5%, with various maturities to 3/01/26 ..........      13,647,683
       25,447,515    Federal National Mortgage Association, 7%, with various maturities to 7/01/26 ............      24,344,446
                                                                                                                   ------------
                     Total U.S. Government Agency Mortgage Pass-Thrus (Cost $38,587,704) ......................      37,992,129
                                                                                                                   ------------
-------------------------------------------------------------------------------------------------------------------------------
   FOREIGN BONDS -- U.S. $ DENOMINATED 0.8%
-------------------------------------------------------------------------------------------------------------------------------
        1,000,000    ABN-AMRO Bank NV, Subordinated Note, 7.13%, 10/15/93 .....................................         898,320
        3,000,000    Province of Ontario, Global Medium Term Note, 6%, 2/21/06 ................................       2,747,370
          575,000    Royal Bank of Scotland, 6.375%, 2/01/11 ..................................................         506,276
                                                                                                                   ------------
                     Total Foreign Bonds - U.S. $ Denominated (Cost $4,410,708) ...............................       4,151,966
                                                                                                                   ------------
-------------------------------------------------------------------------------------------------------------------------------
   ASSET BACKED 2.6%
-------------------------------------------------------------------------------------------------------------------------------
Automobile Receivables 1.4%
        4,000,000    Ford Credit Automobile Trust, Series 1996-A A4, 6.75%, 9/15/00 ...........................       4,007,480
        3,000,000    Premier Auto Trust Asset Backed Certificate, Series 1996-3 A4, 6.75%, 11/06/00 ...........       3,003,750
                                                                                                                   ------------
                                                                                                                      7,011,230
                                                                                                                   ------------

     The accompanying notes are an integral part of the financial statements

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Principal                                                                                                              Market
Amount ($)                                                                                                            Value ($)
-------------------------------------------------------------------------------------------------------------------------------
Credit Card Receivables 1.2%
        4,000,000    Chase Manhattan Credit Card Master Trust, Series 1996-4A, 6.73%, 2/15/02 .................       4,007,480
        2,000,000    Sears Credit Account Master Trust, Series 1995-4, 6.25%, 1/15/03 .........................       1,996,240
                                                                                                                   ------------
                                                                                                                      6,003,720
                                                                                                                   ------------
                     Total Asset Backed (Cost $12,997,645) ....................................................      13,014,950
                                                                                                                   ------------
-------------------------------------------------------------------------------------------------------------------------------
   CORPORATE BONDS 14.6%
-------------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary 0.7%
        4,000,000    ITT Corp., 7.375%, 11/15/15 ..............................................................       3,567,200
                                                                                                                   ------------
Consumer Staples 0.3%
        2,000,000    Borden Inc., 7.875%, 2/15/23 .............................................................       1,714,500
                                                                                                                   ------------
Communications 1.1%
        5,250,000    WorldCom, Inc., 7.75%, 4/01/27 ...........................................................       5,203,997
                                                                                                                   ------------
Financial 6.0%
        5,850,000    Associates Corp. of North America, 6.625%, 5/15/01 .......................................       5,752,124
        4,000,000    Capital One Bank Medium Term Note, 5.95%, 2/15/01 ........................................       3,802,720
        1,000,000    General Electric Capital Services Inc., 7.5%, 8/21/35 ....................................         974,760
        5,000,000    Highwoods/Forsyth L.P., 7%, 12/01/06 .....................................................       4,711,500
        2,500,000    Societe Generale, 7.4%, 6/01/06 ..........................................................       2,462,000
        4,000,000    Southern National Corp., 7.05%, 5/23/03 ..................................................       3,943,520
        1,500,000    Spieker Properties, Inc., 7.875%, 12/01/16 ...............................................       1,408,365
        4,500,000    US West Capital Funding Inc., 7.9%, 1/01/27 ..............................................       4,376,925
        2,000,000    Wells Fargo & Co., 6.875%, 4/01/06 .......................................................       1,915,320
                                                                                                                   ------------
                                                                                                                     29,347,234
                                                                                                                   ------------
Media 1.8%
        4,000,000    Tele-Communications, Inc., 8%, 8/01/05 ...................................................       3,897,480
        4,500,000    Time Warner Inc., 9.125%, 1/15/13 ........................................................       4,779,990
                                                                                                                   ------------
                                                                                                                      8,677,470
                                                                                                                   ------------
Service Industries 0.5%
        2,700,000    U.S. Filter Corp., 4.5%, 12/15/01 ........................................................       2,659,500
                                                                                                                   ------------
Durables 2.4%
        3,000,000    Comdisco, Inc., Senior Note, 5.75%, 2/15/01 ..............................................       2,856,990
        1,000,000    Ford Motor Co., 8.875%, 1/15/22 ..........................................................       1,101,120
        2,000,000    Lockheed Martin Corp., 7.75%, 5/01/26 ....................................................       1,969,240
        1,000,000    McDonnell Douglas Corp., 9.75%, 4/01/12 ..................................................       1,169,620
        2,000,000    Northrop Grumman Corp., 7%, 3/01/06 ......................................................       1,911,800
        3,100,000    Northrop Grumman Corp., 7.875%, 3/01/26 ..................................................       3,017,261
                                                                                                                   ------------
                                                                                                                     12,026,031
                                                                                                                   ------------
Technology 0.3%
        1,500,000    Loral Corp., 8.375%, 6/15/24 .............................................................       1,581,600
                                                                                                                   ------------
Energy 0.9%
        4,150,000    PanEnergy Corp., 7.375%, 9/15/03 .........................................................       4,169,256
                                                                                                                   ------------
Transportation 0.6%
        2,500,000    AMR Corp., 9.75%, 8/15/21 ................................................................       2,896,900
                                                                                                                   ------------
                     Total Corporate Bonds (Cost $73,257,379) .................................................      71,843,688
                                                                                                                   ------------

     The accompanying notes are an integral part of the financial statements

AARP BALANCED STOCK AND BOND FUND

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Principal                                                                                                              Market
Amount ($)                                                                                                            Value ($)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
   CONVERTIBLE BONDS 0.4%
-------------------------------------------------------------------------------------------------------------------------------
Health 0.1%
Pharmaceuticals
          290,000    Sandoz Capital BVI Ltd., 2%, 10/06/02 ....................................................         336,400
                                                                                                                   ------------
Financial 0.1%
Other Financial Companies
          200,000    First Financial Management Corp., 5%, 12/15/99 ...........................................         322,500
                                                                                                                   ------------
Service Industries 0.2%
Miscellaneous Commercial Services
        1,000,000    ADT Operations Inc. Liquid Yield Option Note, 7/06/10 ....................................         712,500
          260,000    Jardine Strategic Holdings Ltd., 7.5%, 5/07/49 ...........................................         300,300
                                                                                                                   ------------
                                                                                                                      1,012,800
                                                                                                                   ------------
                     Total Convertible Bonds (Cost $1,188,141) ................................................       1,671,700
                                                                                                                   ------------
-------------------------------------------------------------------------------------------------------------------------------
   CONVERTIBLE PREFERRED STOCKS 0.7%
-------------------------------------------------------------------------------------------------------------------------------
Shares
Consumer Discretionary 0.2%
Department & Chain Stores
           23,500    Kmart 7.75% ..............................................................................       1,257,250
                                                                                                                   ------------
Financial 0.3%
Consumer Finance 0.2%
           33,100    Advanta Corp. 6.75% ......................................................................         980,581
                                                                                                                   ------------
Real Estate 0.1%
           14,600    Security Capital Industrial Trust "B", 7% ................................................         394,200
                                                                                                                   ------------
Manufacturing 0.1%
Containers & Paper 0.0%
            3,300    Boise Cascade Corp. "G", Cum $1.58 .......................................................          83,738
            2,100    International Paper Co. 5.25% ............................................................          96,075
                                                                                                                   ------------
                                                                                                                        179,813
                                                                                                                   ------------
Industrial Specialty 0.1%
           31,300    Cooper Industries, Inc. 6% ...............................................................         571,225
                                                                                                                   ------------
Energy 0.1%
Oil & Gas Production
            4,200    Parker & Parsley Capital Corp., 6.25% ....................................................         229,950
                                                                                                                   ------------
                     Total Convertible Preferred Stocks (Cost $3,655,215) .....................................       3,613,019
                                                                                                                   ------------
-------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS 54.7%
-------------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary 2.2%
Department & Chain Stores 2.2%
           54,200    J.C. Penney Co., Inc. ....................................................................       2,581,275
           45,100    May Department Stores ....................................................................       2,052,050
           88,900    Rite Aid Corp. ...........................................................................       3,733,800
           48,100    Sears, Roebuck & Co. .....................................................................       2,417,025
                                                                                                                   ------------
                                                                                                                     10,784,150
                                                                                                                   ------------
Hotels & Casinos 0.0%
           15,033    Homestead Village, Inc. Warrants (expires 10/29/97)* .....................................         108,989
                                                                                                                   ------------

     The accompanying notes are an integral part of the financial statements

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Market
Shares                                                                                                                Value ($)
-------------------------------------------------------------------------------------------------------------------------------
Consumer Staples 4.6%
Alcohol 0.6%
           67,600    Anheuser-Busch Companies, Inc. ...........................................................       2,847,650
                                                                                                                   ------------
Consumer Electronic & Photographic Products 0.7%
           70,200    Whirlpool Corp. ..........................................................................       3,343,275
                                                                                                                   ------------
Food & Beverage 2.6%
           43,900    General Mills, Inc. ......................................................................       2,727,288
          114,550    H.J. Heinz Co. ...........................................................................       4,524,725
           29,800    Unilever NV (New York shares) ............................................................       5,550,250
                                                                                                                   ------------
                                                                                                                     12,802,263
                                                                                                                   ------------
Package Goods/Cosmetics 0.7%
           37,200    Kimberly-Clark Corp. .....................................................................       3,696,750
                                                                                                                   ------------
Health 4.9%
Health Industry Services 0.0%
            4,025    Covance, Inc. ............................................................................          64,903
            2,012    Quest Diagnostics Inc.* ..................................................................          29,929
                                                                                                                   ------------
                                                                                                                         94,832
                                                                                                                   ------------
Pharmaceuticals 4.9%
           47,600    American Home Products Corp. .............................................................       2,856,000
           67,600    Baxter International Inc. ................................................................       2,915,250
           65,200    Bristol-Myers Squibb Co. .................................................................       3,846,800
           56,600    Schering-Plough Corp. ....................................................................       4,117,650
           39,200    SmithKline Beecham PLC (ADR) .............................................................       2,744,000
           47,000    Warner-Lambert Co. .......................................................................       4,065,500
          122,100    Zeneca Group PLC .........................................................................       3,541,063
                                                                                                                   ------------
                                                                                                                     24,086,263
                                                                                                                   ------------
Communications 3.8%
Telephone/Communications
           72,700    Alltel Corp. .............................................................................       2,362,750
           47,700    Bell Atlantic Corp. ......................................................................       2,903,738
           63,800    BellSouth Corp. ..........................................................................       2,695,550
           71,700    Frontier Corp. ...........................................................................       1,281,638
           65,600    GTE Corp. ................................................................................       3,058,600
           61,500    NYNEX Corp. ..............................................................................       2,805,938
           62,800    Sprint Corp. .............................................................................       2,857,400
          100,000    Telecom Corp. of New Zealand .............................................................         455,029
                                                                                                                   ------------
                                                                                                                     18,420,643
                                                                                                                   ------------
Financial 11.4%
Banks 4.0%
           39,700    BancOne Corp. ............................................................................       1,578,075
           38,600    Bankers Trust New York Corp. .............................................................       3,165,200
           41,100    Chase Manhattan Corp. ....................................................................       3,847,988
           52,800    CoreStates Financial Corp. ...............................................................       2,508,000
           34,700    First Bank System Inc. ...................................................................       2,533,100
           34,100    J.P. Morgan & Co., Inc. ..................................................................       3,350,325
           54,200    KeyCorp ..................................................................................       2,642,250
                                                                                                                   ------------
                                                                                                                     19,624,938
                                                                                                                   ------------
Insurance 1.8%
           62,600    EXEL, Ltd. ...............................................................................       2,644,850
           73,300    Lincoln National Corp. ...................................................................       3,921,550
           42,100    Mid Ocean Limited ........................................................................       2,010,275

     The accompanying notes are an integral part of the financial statements

AARP BALANCED STOCK AND BOND FUND

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Market
Shares                                                                                                                Value ($)
-------------------------------------------------------------------------------------------------------------------------------
            2,800    Transamerica Corp. .......................................................................         250,600
                                                                                                                   ------------
                                                                                                                      8,827,275
                                                                                                                   ------------
Other Financial Companies 1.5%
           62,000    Federal National Mortgage Association ....................................................       2,239,750
           55,300    Student Loan Marketing Association .......................................................       5,267,325
                                                                                                                   ------------
                                                                                                                      7,507,075
                                                                                                                   ------------
Real Estate 4.1%
           75,700    Arden Realty Group, Inc. (REIT) ..........................................................       2,062,825
           15,500    Developers Diversified Realty Corp. (REIT) ...............................................         585,125
           46,800    Equity Residential Properties Trust (REIT) ...............................................       2,076,750
           66,600    Health Care Property Investment Inc. (REIT) ..............................................       2,206,125
           61,700    Meditrust SBI (REIT) .....................................................................       2,298,325
          101,600    Nationwide Health Properties Inc. (REIT) .................................................       2,171,700
           26,000    Omega Healthcare Investors (REIT) ........................................................         812,500
          202,100    Security Capital Atlantic Inc. (REIT) ....................................................       4,496,725
           80,283    Security Capital Industrial Trust (REIT) .................................................       1,675,908
           54,128    Simon DeBartolo Group, Inc. (REIT) .......................................................       1,637,372
                                                                                                                   ------------
                                                                                                                     20,023,355
                                                                                                                   ------------
Durables 4.3%
Aerospace 2.3%
           28,309    Lockheed Martin Corp. ....................................................................       2,377,956
              300    Northrop Grumman Corp. ...................................................................          22,688
           62,900    Rockwell International Corp. (New) .......................................................       4,080,638
           65,800    United Technologies Corp. ................................................................       4,951,450
                                                                                                                   ------------
                                                                                                                     11,432,732
                                                                                                                   ------------
Automobiles 1.6%
           88,000    Dana Corp. ...............................................................................       2,893,000
           20,800    Eaton Corp. ..............................................................................       1,474,200
          117,300    Ford Motor Co. ...........................................................................       3,680,288
                                                                                                                   ------------
                                                                                                                      8,047,488
                                                                                                                   ------------
Construction/Agricultural Equipment 0.4%
           26,500    PACCAR, Inc. .............................................................................       1,768,875
                                                                                                                   ------------
Manufacturing 9.7%
Chemicals 2.7%
           22,800    Dow Chemical Co. .........................................................................       1,824,000
           25,500    E.I. du Pont de Nemours & Co. ............................................................       2,703,000
           51,200    Eastman Chemical Co. .....................................................................       2,752,000
           81,700    Imperial Chemical Industries PLC (ADR) (New) .............................................       3,717,350
           93,300    Lyondell Petrochemical Co. ...............................................................       2,134,238
                                                                                                                   ------------
                                                                                                                     13,130,588
                                                                                                                   ------------
Containers & Paper 0.5%
           61,400    Stone Container Corp. ....................................................................         683,075
           64,700    Westvaco Corp. ...........................................................................       1,625,588
                                                                                                                   ------------
                                                                                                                      2,308,663
                                                                                                                   ------------
Diversified Manufacturing 1.7%
           66,000    Olin Corp. ...............................................................................       2,623,500
          107,100    TRW Inc. .................................................................................       5,542,425
                                                                                                                   ------------
                                                                                                                      8,165,925
                                                                                                                   ------------

     The accompanying notes are an integral part of the financial statements

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Market
Shares                                                                                                                Value ($)
-------------------------------------------------------------------------------------------------------------------------------
Electrical Products 1.7%
          133,600    Philips Electronics NV (New York shares) .................................................       5,945,200
           57,100    Thomas & Betts Corp. .....................................................................       2,441,025
                                                                                                                   ------------
                                                                                                                      8,386,225
                                                                                                                   ------------
Industrial Specialty 0.1%
           16,100    Corning Inc. .............................................................................         714,438
                                                                                                                   ------------
Office Equipment/Supplies 1.7%
            4,700    Ikon Office Solutions, Inc. ..............................................................         380,113
          135,900    Xerox Corp. ..............................................................................       7,729,313
                                                                                                                   ------------
                                                                                                                      8,109,426
                                                                                                                   ------------
Specialty Chemicals 1.3%
           55,300    Betz Dearborn Inc. .......................................................................       3,490,813
           92,000    Witco Corp. ..............................................................................       3,128,000
                                                                                                                   ------------
                                                                                                                      6,618,813
                                                                                                                   ------------
Energy 4.9%
Oil & Gas Production 0.1%
           16,515    Union Pacific Resources Group ............................................................         441,776
                                                                                                                   ------------
Oil Companies 4.0%
           20,400    Exxon Corp. ..............................................................................       2,198,100
           43,900    Murphy Oil Corp. .........................................................................       2,063,300
           28,500    Pennzoil Co. .............................................................................       1,474,875
           15,000    Royal Dutch Petroleum Co. (New York shares) ..............................................       2,625,000
           61,981    Societe Nationale Elf Aquitaine (ADR) ....................................................       3,052,564
           25,200    Texaco Inc. ..............................................................................       2,759,400
           60,701    Total SA (ADR) ...........................................................................       2,572,205
          109,500    YPF S.A. "D" (ADR) .......................................................................       2,901,750
                                                                                                                   ------------
                                                                                                                     19,647,194
                                                                                                                   ------------
Oil/Gas Transmission 0.8%
           87,600    PanEnergy Corp. ..........................................................................       3,777,750
                                                                                                                   ------------
Metals & Minerals 1.8%
Steel & Metals
          114,435    Allegheny Teledyne Inc. ..................................................................       3,218,484
           84,000    Freeport McMoRan Copper & Gold, Inc. "A" .................................................       2,467,500
          101,500    Oregon Steel Mills, Inc. .................................................................       1,763,563
           21,900    Phelps Dodge Corp. .......................................................................       1,601,438
                                                                                                                   ------------
                                                                                                                      9,050,985
                                                                                                                   ------------
Construction 1.7%
Building Materials 0.2%
           34,753    Martin Marietta Materials, Inc. ..........................................................         894,890
                                                                                                                   ------------
Forest Products 1.5%
           48,300    Georgia Pacific Corp. ....................................................................       3,501,750
           73,900    Louisiana-Pacific Corp. ..................................................................       1,533,425
           48,700    Weyerhaeuser Co. .........................................................................       2,173,238
                                                                                                                   ------------
                                                                                                                      7,208,413
                                                                                                                   ------------
Transportation 2.0%
Marine Transportation 0.7%
          137,500    Knightsbridge Tankers Ltd.* ..............................................................       3,334,375
                                                                                                                   ------------
Railroads 1.3%
           58,100    CSX Corp. ................................................................................       2,701,650
           46,000    Canadian National Railway Co. ............................................................       1,629,745

     The accompanying notes are an integral part of the financial statements

AARP BALANCED STOCK AND BOND FUND

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Principal                                                                                                                Market
Amount ($)                                                                                                            Value ($)
-------------------------------------------------------------------------------------------------------------------------------
           36,700    Union Pacific Corp. ......................................................................       2,082,725
                                                                                                                   ------------
                                                                                                                      6,414,120
                                                                                                                   ------------
Utilities 3.4%
Electric Utilities
           28,100    Boston Edison Co. ........................................................................         734,113
           32,900    CINergy Corp. ............................................................................       1,122,713
           20,700    CMS Energy Corp. .........................................................................         680,513
           14,700    Duke Power Co. ...........................................................................         648,638
           59,300    National Power PLC (GDR) .................................................................       1,971,725
          105,200    PG&E Corp. ...............................................................................       2,472,200
           63,000    PacifiCorp ...............................................................................       1,346,625
           57,000    PowerGen PLC (ADR)                                                                               2,223,000
           30,900    Southern Company .........................................................................         652,763
          154,600    TNP Enterprises Inc. .....................................................................       3,304,575
           90,300    Unicom Corp. .............................................................................       1,760,850
                                                                                                                   ------------
                                                                                                                     16,917,715
                                                                                                                   ------------
                     Total Common Stocks (Cost $211,671,785) ..................................................     268,537,849
                                                                                                                   ------------
-------------------------------------------------------------------------------------------------------------------------------
   SUMMARY                                                                                     % OF NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
                     Total Investment Portfolio (Cost $438,182,740) (a) ....................      100.4             493,201,862
                     Other Assets and Liabilities, Net .....................................       (0.4)             (1,952,611)
                                                                                                  -----            ------------
                     Net Assets ............................................................      100.0             491,249,251
                                                                                                  =====            ============

-------------------------------------------------------------------------------------------------------------------------------

   REIT  Real Estate Investment Trust
      *  Non income producing security
     **  Effective maturities will be shorter due to prepayments.
    ***  Yield is bond equivalent yield to maturity, not a coupon rate.
    (a)  At March 31, 1997, the net unrealized appreciation on investments based on cost for federal income tax purposes of
         $438,182,740 was as follows:

         Aggregate gross unrealized appreciation for all investments in which there is an
         excess of value over tax cost ........................................................................    $ 62,018,771
         Aggregate gross unrealized depreciation for all investments in which
         there is an excess of tax cost over value ............................................................      (6,999,649)
                                                                                                                   ------------
         Net unrealized appreciation ..........................................................................    $ 55,019,122
                                                                                                                   ============

--------------------------------------------------------------------------------
         Purchases and sales of investment securities (excluding short-term investments, and U.S. Government and U.S. Government agencies' obligations) for the six months ended March 31, 1997 aggregated $92,807,453 and $45,505,247, respectively. Purchases and sales of U.S. Government and U.S. Government agencies' obligations aggregated $14,485,049 and $14,681,968, respectively.
--------------------------------------------------------------------------------
         Percentage breakdown of investments is based on total net assets of the Fund. The total net assets of the Fund are comprised of the Fund's investment portfolio, other assets and liabilities. The percentage of the investment portfolio may be greater or less than 100% due to the inclusion of the Fund's assets and liabilities in the calculation.
         The Fund's other assets and liabilities are disclosed in the Statement of Assets and Liabilities.


     The accompanying notes are an integral part of the financial statements

AARP GROWTH AND INCOME FUND

-------------------------------------------------------------------------------------------------------------------------------
   LIST OF INVESTMENTS AS OF MARCH 31, 1997 (Unaudited)
-------------------------------------------------------------------------------------------------------------------------------
Principal                                                                                                              Market
Amount ($)                                                                                                            Value ($)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS 0.5%
-------------------------------------------------------------------------------------------------------------------------------
     23,149,000    Repurchase Agreement with Donaldson, Lufkin & Jenrette
                      dated 3/31/97 at 6.375% to be repurchased at $23,153,099
                      on 4/1/97, collateralized by a $22,896,000
                      U.S. Treasury Note, 6.125%, 5/31/97 .......................................................    23,149,000
      2,866,000    Repurchase Agreement with State Street Bank and Trust Company dated 3/31/97 at 6% to be repurchased at $2,866,478 on 4/1/97, collateralized
                      by a $2,935,000 U.S. Treasury Bond, 7.125%, 2/15/23 .......................................     2,866,000
                                                                                                                   ------------
                   Total Repurchase Agreements (Cost $26,015,000) ...............................................    26,015,000
                                                                                                                   ------------
-------------------------------------------------------------------------------------------------------------------------------
   COMMERCIAL PAPER 0.6%
-------------------------------------------------------------------------------------------------------------------------------
     28,000,000    FCar Owner Trust I Discount Note, 4/4/97 (Cost $27,987,657) ..................................    27,987,657
                                                                                                                   ------------
-------------------------------------------------------------------------------------------------------------------------------
   CORPORATE BONDS 0.1%
-------------------------------------------------------------------------------------------------------------------------------
Technology
      5,500,000    Adaptec Inc., 4.75%, 2/1/04 (Cost $5,500,000) ................................................     5,355,625
                                                                                                                   ------------
-------------------------------------------------------------------------------------------------------------------------------
   CONVERTIBLE BONDS 4.1%
-------------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary 1.0%
Department & Chain Stores
     12,550,000    Federated Department Stores, Inc. Debenture, 5%, 10/1/03 .....................................    14,620,750
     34,500,000    Home Depot Inc. Convertible until 10/1/01, 3.25%, 10/1/01 ....................................    34,241,250
                                                                                                                   ------------
                                                                                                                     48,862,000
                                                                                                                   ------------
Health 0.1%
Pharmaceuticals
      6,260,000    Sandoz Capital BVI Ltd., 2%, 10/6/02 .........................................................     7,261,600
                                                                                                                   ------------
Communications 0.0%
Telephone/Communications
      1,000,000    Compania de Telefonos de Chile, S.A., 4.5%, 1/15/03 ..........................................     1,495,000
                                                                                                                   ------------
Financial 1.8%
Banks 1.2%
    102,590,000    Deutsche Bank Financial Inc., Convertible to Daimler Benz AG, Zero Coupon, 2/12/17 ...........    44,318,880
     17,290,000    MBL International Finance Bermuda, 3%, 11/30/02 ..............................................    17,679,025
                                                                                                                   ------------
                                                                                                                     61,997,905
                                                                                                                   ------------
Other Financial Companies 0.2%
      5,200,000    First Financial Management Corp., 5%, 12/15/99 ...............................................     8,385,000
                                                                                                                   ------------
Real Estate 0.4%
     18,250,000    Security Capital Corp., 6.5%, 3/29/16 (b) (c) ................................................    19,438,250
                                                                                                                   ------------
Service Industries 0.8%
Miscellaneous Commercial Services 0.5%
     25,000,000    ADT Operations Inc. Liquid Yield Option Note, 7/6/10 .........................................    17,812,500
      7,036,000    Jardine Strategic Holdings Ltd., 7.5%, 5/7/49 ................................................     8,126,580
                                                                                                                   ------------
                                                                                                                     25,939,080
                                                                                                                   ------------
Miscellaneous Consumer Services 0.3%
     14,000,000    CUC International Inc., 3%, 2/15/02 ..........................................................    13,720,000
                                                                                                                   ------------
Durables 0.2%
Automobiles
      6,800,000    Magna International, Inc., 5%, 10/15/02 ......................................................     7,293,000
                                                                                                                   ------------

     The accompanying notes are an integral part of the financial statements

AARP GROWTH AND INCOME FUND

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Principal                                                                                                              Market
Amount ($)                                                                                                            Value ($)
-------------------------------------------------------------------------------------------------------------------------------
Manufacturing 0.1%
Diversified Manufacturing
      5,000,000    Thermo Electron Corp., 4.25%, 1/1/03 .........................................................     5,200,000
                                                                                                                   ------------
Technology 0.1%
Electronic Components/Distributors
      5,700,000    HMT Technology Corp., 5.75%, 1/15/04 .........................................................     4,845,000
                                                                                                                   ------------
                   Total Convertible Bonds (Cost $188,824,543) ..................................................   204,436,835
                                                                                                                   ------------
-------------------------------------------------------------------------------------------------------------------------------
   CONVERTIBLE PREFERRED STOCKS 1.6%
-------------------------------------------------------------------------------------------------------------------------------
Shares
------------
Consumer Discretionary 0.5%
Department & Chain Stores
        439,800    Kmart 7.75% ..................................................................................    23,529,300
                                                                                                                   ------------
Financial 0.3%
Consumer Finance 0.1%
        129,000    Advanta Corp. 6.75% ..........................................................................     3,821,625
                                                                                                                   ------------
Real Estate 0.2%
        302,400    Security Capital Industrial Trust "B", 7% ....................................................     8,164,800
                                                                                                                   ------------
Manufacturing 0.3%
Containers & Paper 0.1%
         61,900    Boise Cascade Corp. "G", Cum, $1.58 ..........................................................     1,570,713
         50,200    International Paper Co., 5.25% ...............................................................     2,296,650
                                                                                                                   ------------
                                                                                                                      3,867,363
                                                                                                                   ------------
Industrial Specialty 0.2%
        652,400    Cooper Industries, Inc. 6% ...................................................................    11,906,300
                                                                                                                   ------------
Energy 0.2%
Oil & Gas Production
        215,300    Parker & Parsley Capital Corp., 6.25% ........................................................    11,787,675
                                                                                                                   ------------
Metals & Minerals 0.3%
Precious Metals
        500,000    Freeport McMoRan Copper & Gold, Inc., Cum. $1.25 .............................................    14,125,000
                                                                                                                   ------------
                   Total Convertible Preferred Stocks (Cost $71,481,680) ........................................    77,202,063
                                                                                                                   ------------
-------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS 91.5%
-------------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary 3.6%
Department & Chain Stores
        767,200    J.C. Penney Co., Inc. ........................................................................    36,537,900
        782,700    May Department Stores ........................................................................    35,612,850
      1,589,100    Rite Aid Corp. ...............................................................................    66,742,200
        812,900    Sears, Roebuck & Co. .........................................................................    40,848,225
                                                                                                                   ------------
                                                                                                                    179,741,175
                                                                                                                   ------------
Consumer Staples 8.2%
Alcohol 0.9%
      1,096,000    Anheuser-Busch Companies, Inc. ...............................................................    46,169,000
                                                                                                                   ------------
Consumer Electronic & Photographic Products 1.2%
      1,208,300    Whirlpool Corp. ..............................................................................    57,545,288
                                                                                                                   ------------
Food & Beverage 2.4%
        598,400    General Mills, Inc. ..........................................................................    37,175,600
      2,064,900    H.J. Heinz Co. ...............................................................................    81,563,550
                                                                                                                   ------------
                                                                                                                    118,739,150
                                                                                                                   ------------

     The accompanying notes are an integral part of the financial statements

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Market
Shares                                                                                                                Value ($)
-------------------------------------------------------------------------------------------------------------------------------
Package Goods/Cosmetics 3.7%
        686,800    Kimberly-Clark Corp. .........................................................................    68,250,750
        105,000    Unilever NV ..................................................................................    20,513,477
        515,200    Unilever NV (New York shares) ................................................................    95,956,000
                                                                                                                   ------------
                                                                                                                    184,720,227
                                                                                                                   ------------
Health 8.0%
Health Industry Services 0.1%
        131,400    Covance, Inc.* ...............................................................................     2,118,825
         65,700    Quest Diagnostics Inc.* ......................................................................       977,288
                                                                                                                   ------------
                                                                                                                      3,096,113
                                                                                                                   ------------
Pharmaceuticals 7.9%
        772,800    American Home Products Corp. .................................................................    46,368,000
      1,166,300    Baxter International Inc. ....................................................................    50,296,688
      1,154,000    Bristol-Myers Squibb Co. .....................................................................    68,086,000
        905,500    Schering-Plough Corp. ........................................................................    65,875,125
        661,300    SmithKline Beecham PLC (ADR) .................................................................    46,291,000
        866,900    Warner-Lambert Co. ...........................................................................    74,986,850
      1,446,900    Zeneca Group PLC .............................................................................    41,962,035
            300    Zeneca Group PLC (ADR) .......................................................................        25,575
                                                                                                                   ------------
                                                                                                                    393,891,273
                                                                                                                   ------------
Communications 6.6%
Telephone/Communications
      1,374,000    Alltel Corp. .................................................................................    44,655,000
        829,000    Bell Atlantic Corp. ..........................................................................    50,465,375
      1,093,000    BellSouth Corp. ..............................................................................    46,179,250
      1,263,200    Frontier Corp. ...............................................................................    22,579,700
      1,068,500    GTE Corp. ....................................................................................    49,818,813
      1,067,500    NYNEX Corp. ..................................................................................    48,704,688
      1,164,600    Sprint Corp. .................................................................................    52,989,300
      2,036,000    Telecom Corp. of New Zealand .................................................................     9,264,382
                                                                                                                   ------------
                                                                                                                    324,656,508
                                                                                                                   ------------
Financial 18.2%
Banks 8.1%
        286,000    AmSouth Bancorp. .............................................................................    13,799,500
        736,000    BancOne Corp. ................................................................................    29,256,000
        125,500    BankAmerica Corp. ............................................................................    12,644,125
        670,300    Bankers Trust New York Corp. .................................................................    54,964,600
        649,200    Chase Manhattan Corp. ........................................................................    60,781,350
        983,800    CoreStates Financial Corp. ...................................................................    46,730,500
        643,500    First Bank System Inc. .......................................................................    46,975,500
        299,400    First Chicago NBD Corp. ......................................................................    16,205,025
        574,800    J.P. Morgan & Co., Inc. ......................................................................    56,474,100
        980,200    KeyCorp ......................................................................................    47,784,750
        241,800    NationsBank Corp. ............................................................................    13,389,675
                                                                                                                   ------------
                                                                                                                    399,005,125
                                                                                                                   ------------
Insurance 2.8%
        979,100    EXEL, Ltd. ...................................................................................    41,366,975
      1,110,200    Lincoln National Corp. .......................................................................    59,395,700
        754,300    Mid Ocean Limited ............................................................................    36,017,825
         50,400    Transamerica Corp. ...........................................................................     4,510,800
                                                                                                                   ------------
                                                                                                                    141,291,300
                                                                                                                   ------------

     The accompanying notes are an integral part of the financial statements

AARP GROWTH AND INCOME FUND

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Market
Shares                                                                                                                Value ($)
-------------------------------------------------------------------------------------------------------------------------------
Other Financial Companies 2.8%
      1,149,500    Federal National Mortgage Association ........................................................    41,525,688
      1,045,000    Student Loan Marketing Association ...........................................................    99,536,250
                                                                                                                   ------------
                                                                                                                    141,061,938
                                                                                                                   ------------
Real Estate 4.5%
        245,800    Avalon Properties, Inc. (REIT) ...............................................................     6,759,500
        386,200    Camden Property Trust (REIT) .................................................................    10,523,950
        235,000    Developers Diversified Realty Corp. (REIT) ...................................................     8,871,250
         28,000    Equity Residential Properties Trust (REIT) ...................................................     1,242,500
      1,716,600    General Growth Properties, Inc. (REIT) .......................................................    54,502,050
        409,800    Health Care Property Investment Inc. (REIT) ..................................................    13,574,625
         31,100    Mark Centers Trust (REIT) ....................................................................       338,213
        457,900    Meditrust SBI (REIT) .........................................................................    17,056,775
        680,800    Nationwide Health Properties Inc. (REIT) .....................................................    14,552,100
         71,200    Post Properties Inc. (REIT) ..................................................................     2,714,500
         17,398    Security Capital Corp. (b) (c) ...............................................................    21,637,298
      1,348,608    Security Capital Industrial Trust (REIT) .....................................................    28,152,192
      1,998,866    Security Capital US Realty (REIT)* ...........................................................    27,984,124
        150,000    Spieker Properties, Inc. (REIT) ..............................................................     5,850,000
        102,100    Vornado Realty Trust (REIT) ..................................................................     6,815,175
                                                                                                                   ------------
                                                                                                                    220,574,252
                                                                                                                   ------------
Durables 7.3%
Aerospace 3.7%
        445,323    Lockheed Martin Corp. ........................................................................    37,407,132
         18,700    Northrop Grumman Corp. .......................................................................     1,414,188
        934,300    Rockwell International Corp. (New) ...........................................................    60,612,713
      1,093,800    United Technologies Corp. ....................................................................    82,308,450
                                                                                                                   ------------
                                                                                                                    181,742,483
                                                                                                                   ------------
Automobiles 2.9%
      1,516,300    Dana Corp. ...................................................................................    49,848,363
        444,100    Eaton Corp. ..................................................................................    31,475,588
      2,037,400    Ford Motor Co. ...............................................................................    63,923,425
                                                                                                                   ------------
                                                                                                                    145,247,376
                                                                                                                   ------------
Construction/Agricultural Equipment 0.7%
        498,400    PACCAR, Inc. .................................................................................    33,268,200
                                                                                                                   ------------
Manufacturing 18.3%
Chemicals 5.5%
        289,500    Akzo-Nobel NV ................................................................................    41,585,380
        518,300    Dow Chemical Co. .............................................................................    41,464,000
        437,700    E.I. du Pont de Nemours & Co. ................................................................    46,396,200
        945,000    Eastman Chemical Co. .........................................................................    50,793,750
      5,602,000    Imperial Chemical Industries PLC .............................................................    64,138,391
      1,254,000    Lyondell Petrochemical Co. ...................................................................    28,685,250
                                                                                                                   ------------
                                                                                                                    273,062,971
                                                                                                                   ------------
Containers & Paper 1.0%
      1,621,200    Stone Container Corp. ........................................................................    18,035,850
      1,200,000    Westvaco Corp. ...............................................................................    30,150,000
                                                                                                                   ------------
                                                                                                                     48,185,850
                                                                                                                   ------------
Diversified Manufacturing 2.9%
      1,259,700    Olin Corp. ...................................................................................    50,073,075
      1,783,400    TRW Inc. .....................................................................................    92,290,950
                                                                                                                   ------------
                                                                                                                    142,364,025
                                                                                                                   ------------

     The accompanying notes are an integral part of the financial statements

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Market
Shares                                                                                                                Value ($)
-------------------------------------------------------------------------------------------------------------------------------
Electrical Products 3.0%
      1,863,400    Philips Electronics NV .......................................................................    86,937,802
        428,300    Philips Electronics NV (New York shares) .....................................................    19,059,350
      1,014,600    Thomas & Betts Corp. .........................................................................    43,374,150
                                                                                                                   ------------
                                                                                                                    149,371,302
                                                                                                                   ------------
Machinery/Components/Controls 0.5%
        925,000    S.K.F. AB "B" (Free) .........................................................................    24,324,647
                                                                                                                   ------------
Office Equipment/Supplies 3.2%
        102,800    Ikon Office Solutions, Inc. ..................................................................     8,313,950
      2,598,400    Xerox Corp. ..................................................................................   147,784,000
                                                                                                                   ------------
                                                                                                                    156,097,950
                                                                                                                   ------------
Specialty Chemicals 2.2%
        204,800    ARCO Chemical Co. ............................................................................     8,908,800
        709,000    BetzDearborn Inc. ............................................................................    44,755,625
      1,649,900    Witco Corp. ..................................................................................    56,096,600
                                                                                                                   ------------
                                                                                                                    109,761,025
                                                                                                                   ------------
Energy 8.0%
Oil Companies 7.0%
        309,500    Exxon Corp. ..................................................................................    33,348,625
        151,300    Murphy Oil Corp. .............................................................................     7,111,100
        480,000    Pennzoil Co. .................................................................................    24,840,000
        264,700    Royal Dutch Petroleum Co. (New York shares) ..................................................    46,322,500
        488,800    Societe Nationale Elf Aquitaine ..............................................................    50,233,788
        438,400    Texaco Inc. ..................................................................................    48,004,800
        558,448    Total SA "B" .................................................................................    48,429,661
        569,496    Total SA (ADR) ...............................................................................    24,132,393
      1,844,200    YPF S.A. "D" (ADR) ...........................................................................    48,871,300
                                                                                                                   ------------
                                                                                                                    331,294,167
                                                                                                                   ------------
Oil/Gas Transmission 1.3%
      1,480,200    PanEnergy Corp. ..............................................................................    63,833,625
                                                                                                                   ------------
Metals & Minerals 2.4%
Steel & Metals
      2,081,910    Allegheny Teledyne Inc. ......................................................................    58,553,709
        579,010    Freeport McMoRan Copper & Gold, Inc. "A" .....................................................    17,008,419
      1,879,100    J & L Specialty Steel, Inc. ..................................................................    22,549,200
        297,500    Phelps Dodge Corp. ...........................................................................    21,754,688
                                                                                                                   ------------
                                                                                                                    119,866,016
                                                                                                                   ------------
Construction 2.4%
Building Materials 0.3%
        512,955    Martin Marietta Materials, Inc. ..............................................................    13,208,591
                                                                                                                   ------------
Forest Products 2.1%
        817,000    Georgia Pacific Corp. ........................................................................    59,232,500
        512,200    Louisiana-Pacific Corp. ......................................................................    10,628,150
        822,800    Weyerhaeuser Co. .............................................................................    36,717,450
                                                                                                                   ------------
                                                                                                                    106,578,100
                                                                                                                   ------------
Transportation 2.5%
Railroads
        995,800    CSX Corp. ....................................................................................    46,304,700
        882,600    Canadian National Railway Co. ................................................................    31,269,840
        141,100    Norfolk Southern Corp. .......................................................................    12,028,775
        620,000    Union Pacific Corp. ..........................................................................    35,185,000
                                                                                                                   ------------
                                                                                                                    124,788,315
                                                                                                                   ------------

     The accompanying notes are an integral part of the financial statements

AARP GROWTH AND INCOME FUND

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Market
Shares                                                                                                                 Value ($)
--------------------------------------------------------------------------------------------------------------------------------
Utilities 6.0%
Electric Utilities
         90,100    Boston Edison Co. ............................................................................        2,353,863
        519,300    CINergy Corp. ................................................................................       17,721,113
        261,200    CMS Energy Corp. .............................................................................        8,586,950
        273,200    Duke Power Co. ...............................................................................       12,054,950
      1,054,200    Long Island Lighting Co. .....................................................................       25,300,800
        577,367    National Power PLC ...........................................................................        4,634,869
        250,000    National Power PLC (GDR) .....................................................................        8,312,500
      1,951,600    P G & E Corp. ................................................................................       45,862,600
      1,080,200    PacifiCorp ...................................................................................       23,089,275
      5,986,000    PowerGen PLC .................................................................................       58,490,976
        942,503    PowerGen PLC (ADR) ...........................................................................       36,757,617
        636,400    Southern Company .............................................................................       13,443,950
      2,176,300    Unicom Corp. .................................................................................       42,437,850
                                                                                                                   ---------------
                                                                                                                       299,047,313
                                                                                                                   ---------------
                   Total Common Stocks (Cost $3,359,938,908) ....................................................    4,532,533,305
                                                                                                                   ---------------
--------------------------------------------------------------------------------------------------------------------------------
   SUMMARY                                                                                     % OF NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
                   Total Investment Portfolio (Cost $3,679,747,788) (a) .......................    98.4              4,873,530,485
                   Other Assets and Liabilities, Net ..........................................     1.6                 79,973,978
                                                                                                  -----            ---------------
                   Net Assets .................................................................   100.0              4,953,504,463
                                                                                                  =====            ===============
--------------------------------------------------------------------------------------------------------------------------------
      * Non income producing security
   REIT Real Estate Investment Trust
    (a) At March 31, 1997, the net unrealized appreciation on investments based on cost for federal income tax purposes of
        $3,679,747,788 was as follows:

        Aggregate gross unrealized appreciation for all investments in which there is an
        excess of value over tax cost ........................................................................     $ 1,256,299,727
        Aggregate gross unrealized depreciation for all investments in which there is an
        excess of tax cost over value ........................................................................         (62,517,030)
                                                                                                                   ---------------
        Net unrealized appreciation ..........................................................................     $ 1,193,782,697
                                                                                                                   ===============

    (b) Securities valued in good faith by the Valuation Committee of the Board of Trustees amounted to $41,075,548 (.83% of net assets). The cost of these securities at March 31, 1997 was $36,500,000.

    (c) Restricted Securities -- securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. Information concerning such restricted securities at March 31, 1997 is as follows:

        Security                            Acquisition Date          Cost ($)
        --------                            ----------------        -----------
        Security Capital Corp.                   4/19/96            18,250,000
        Security Capital Corp., 6.5%,            4/19/96            18,250,000
        3/29/16

--------------------------------------------------------------------------------
        Purchases and sales of investment securities (excluding short-term investments) for the six months ended March 31, 1997, aggregated $1,279,006,996 and $1,006,454,257, respectively.
--------------------------------------------------------------------------------
        Percentage breakdown of investments is based on total net assets of the Fund. The total net assets of the Fund are comprised of the Fund's investment portfolio, other assets and liabilities. The percentage of the investment portfolio may be greater or less than 100% due to the inclusion of the Fund's assets and liabilities in the calculation. The Fund's other assets and liabilities are disclosed in the Statement of Assets and Liabilities.

     The accompanying notes are an integral part of the financial statements

AARP U.S. STOCK INDEX FUND

-------------------------------------------------------------------------------------------------------------------------------
   LIST OF INVESTMENTS AS OF MARCH 31, 1997 (Unaudited)
-------------------------------------------------------------------------------------------------------------------------------
Principal                                                                                                              Market
Amount ($)                                                                                                            Value ($)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS 2.0%
-------------------------------------------------------------------------------------------------------------------------------
        229,000       Repurchase Agreement with State Street Bank and Trust Company dated 3/31/97 at 6%
                        to be repurchased at $229,038 on 4/1/97, collateralized by a $235,000 U.S. Treasury
                        Note, 5.75%, 9/30/97 (Cost $229,000) ..................................................         229,000
                                                                                                                   ------------
-------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS 99.2%
-------------------------------------------------------------------------------------------------------------------------------
Shares
------------
Consumer Discretionary 5.1%
Apparel & Shoes 0.3%
            100    Fruit of the Loom, Inc. "A"* ...............................................................           4,150
            300    Stride Rite Corp.* .........................................................................           4,500
            400    Nike, Inc. "B" .............................................................................          24,800
            100    Liz Claiborne Inc. .........................................................................           4,363
                                                                                                                   ------------
                                                                                                                         37,813
                                                                                                                   ------------
Department & Chain Stores 3.8%
            100    CVS Corp. ..................................................................................           4,613
            100    Charming Shoppes Inc. ......................................................................             538
            200    Costco Companies, Inc. .....................................................................           5,525
            300    Dayton Hudson Corp. ........................................................................          12,525
            100    Dillard Department Stores, Inc. "A" ........................................................           3,150
            100    Federated Department Stores, Inc. ..........................................................           3,288
            300    Gap Inc. ...................................................................................          10,050
            700    Home Depot, Inc. ...........................................................................          37,450
          1,800    J. C. Penney Co., Inc. .....................................................................          85,725
            400    Kmart Corp. ................................................................................           4,850
            700    Limited Inc. ...............................................................................          12,863
            100    Longs Drug Stores, Inc. ....................................................................           2,350
            100    Lowe's Companies, Inc. .....................................................................           3,738
            900    May Department Stores ......................................................................          40,950
            100    Mercantile Stores, Inc. ....................................................................           4,638
            100    Nordstrom, Inc. ............................................................................           3,788
            200    Rite Aid Corp. .............................................................................           8,400
          1,200    Sears, Roebuck & Co. .......................................................................          60,300
            100    TJX Companies, Inc. (New) ..................................................................           4,275
          4,200    Wal-Mart Stores Inc. .......................................................................         117,075
            100    Walgreen Co. ...............................................................................           4,188
            100    Woolworth Corp. ............................................................................           2,338
                                                                                                                   ------------
                                                                                                                        432,617
                                                                                                                   ------------
Home Furnishings 0.3%
            100    Armstrong World Industries, Inc. ...........................................................           6,475
            200    Newell Companies Inc. ......................................................................           6,700
            500    Rubbermaid, Inc. ...........................................................................          12,438
            100    Tupperware Corp. ...........................................................................           3,350
                                                                                                                   ------------
                                                                                                                         28,963
                                                                                                                   ------------
Hotels & Casinos 0.2%
            100    HFS, Inc. ..................................................................................           5,888
            100    Harrah's Entertainment, Inc. ...............................................................           1,713
            100    Hilton Hotels Corp. ........................................................................           2,425
            100    ITT Corp. ..................................................................................           5,888
            100    Marriott International, Inc. ...............................................................           4,975
                                                                                                                   ------------
                                                                                                                         20,889
                                                                                                                   ------------

     The accompanying notes are an integral part of the financial statements

AARP U.S. STOCK INDEX FUND

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Market
Shares                                                                                                                Value ($)
-------------------------------------------------------------------------------------------------------------------------------
Recreational Products 0.1%
            100    Brunswick Corp. ............................................................................           2,688
            150    Hasbro, Inc. ...............................................................................           4,106
            400    Mattel Inc. ................................................................................           9,600
                                                                                                                   ------------
                                                                                                                         16,394
                                                                                                                   ------------
Restaurants 0.3%
            100    Darden Restaurants Inc. ....................................................................             788
            600    McDonald's Corp. ...........................................................................          28,350
            100    Wendy's International, Inc. ................................................................           2,063
                                                                                                                   ------------
                                                                                                                         31,201
                                                                                                                   ------------
Specialty Retail 0.1%
            100    AutoZone, Inc. .............................................................................           2,250
            100    Circuit City Stores Inc. ...................................................................           3,338
            100    Pep Boys-Manny, Moe & Jack .................................................................           3,000
            100    Tandy Corp. ................................................................................           5,013
            100    Toys "R" Us Inc.* ..........................................................................           2,800
                                                                                                                   ------------
                                                                                                                         16,401
                                                                                                                   ------------
Consumer Staples 11.2%
Alcohol 0.3%
            700    Anheuser-Busch Companies, Inc. .............................................................          29,488
            200    Seagram Co., Ltd. ..........................................................................           7,650
                                                                                                                   ------------
                                                                                                                         37,138
                                                                                                                   ------------
Consumer Electronic & Photographic Products 0.6%
            700    Eastman Kodak Co. ..........................................................................          53,113
            400    Maytag Corp. ...............................................................................           8,250
            100    Whirlpool Corp. ............................................................................           4,763
                                                                                                                   ------------
                                                                                                                         66,126
                                                                                                                   ------------
Consumer Specialties 0.3%
            100    American Greeting Corp., Class A ...........................................................           3,194
          1,500    Jostens, Inc. ..............................................................................          33,938
                                                                                                                   ------------
                                                                                                                         37,132
                                                                                                                   ------------
Farming 0.1%
            100    Archer-Daniels-Midland Co. .................................................................           1,788
            100    Pioneer Hi-Bred International, Inc. ........................................................           6,288
                                                                                                                   ------------
                                                                                                                          8,076
                                                                                                                   ------------
Food & Beverage 5.8%
            100    Albertson's Inc. ...........................................................................           3,400
            100    American Stores Co. ........................................................................           4,450
            100    CPC International Inc. .....................................................................           8,200
            500    Campbell Soup Co. ..........................................................................          23,188
          5,200    Coca-Cola Co., Inc. ........................................................................         290,550
            100    ConAgra Inc. ...............................................................................           5,425
            700    General Mills, Inc. ........................................................................          43,488
            100    Giant Food, Inc. "A" .......................................................................           3,200
            800    H.J. Heinz Co. .............................................................................          31,600
            100    Hershey Foods Corp. ........................................................................           5,000
            200    Kellogg Co. ................................................................................          13,450
            100    Kroger Co.* ................................................................................           5,075
          3,000    PepsiCo Inc. ...............................................................................          97,875
            600    Quaker Oats Co. ............................................................................          21,900
            100    Ralston Purina Group .......................................................................           7,813
            200    SUPERVALU, Inc. ............................................................................           5,950
            400    Unilever NV (New York shares) ..............................................................          74,500

     The accompanying notes are an integral part of the financial statements

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Market
Shares                                                                                                                Value ($)
-------------------------------------------------------------------------------------------------------------------------------
            100    William Wrigley Jr. Co. ....................................................................           5,838
            200    Winn-Dixie Stores, Inc. ....................................................................           6,600
                                                                                                                   ------------
                                                                                                                        657,502
                                                                                                                   ------------
Package Goods/Cosmetics 3.9%
            500    Avon Products Inc. .........................................................................          26,250
            100    Clorox Co. .................................................................................          11,213
            400    Colgate-Palmolive Co. ......................................................................          39,850
          1,100    Gillette Co. ...............................................................................          79,888
            500    International Flavors & Fragrances, Inc. ...................................................          21,875
            800    Kimberly-Clark Corp. .......................................................................          79,500
          1,600    Procter & Gamble Co. .......................................................................         184,000
                                                                                                                   ------------
                                                                                                                        442,576
                                                                                                                   ------------
Textiles 0.2%
            100    Springs Industries, Inc. "A" ...............................................................           4,475
            200    VF Corporation .............................................................................          13,375
                                                                                                                   ------------
                                                                                                                         17,850
                                                                                                                   ------------
Health 11.7%
Biotechnology 0.1%
            100    Alza Corp."A" ..............................................................................           2,750
            100    Amgen Inc.* ................................................................................           5,588
            100    Guidant Corp. ..............................................................................           6,150
                                                                                                                   ------------
                                                                                                                         14,488
                                                                                                                   ------------
Health Industry Services 0.2%
            200    HEALTHSOUTH Corp. ..........................................................................           3,825
            100    Shared Medical Systems Corp. ...............................................................           4,650
            200    United Healthcare Corp. ....................................................................           9,525
                                                                                                                   ------------
                                                                                                                         18,000
                                                                                                                   ------------
Hospital Management 0.3%
            900    Columbia/HCA Healthcare Corp. ..............................................................          30,263
            100    Humana Inc. ................................................................................           2,200
            100    Manor Care, Inc. ...........................................................................           2,438
            100    Tenet Healthcare Corp. .....................................................................           2,463
                                                                                                                   ------------
                                                                                                                         37,364
                                                                                                                   ------------
Medical Supply & Specialty 0.7%
            500    Bausch & Lomb, Inc. ........................................................................          19,750
            100    Becton, Dickinson & Co. ....................................................................           4,500
            100    Biomet Inc.* ...............................................................................           1,688
            200    Boston Scientific Corp. ....................................................................          12,350
            300    C.R. Bard, Inc. ............................................................................           8,550
            100    Mallinckrodt, Inc. .........................................................................           4,113
            400    Medtronic Inc. .............................................................................          24,900
            100    St. Jude Medical, Inc. .....................................................................           3,338
            100    U.S. Surgical Corp. ........................................................................           3,050
                                                                                                                   ------------
                                                                                                                         82,239
                                                                                                                   ------------
Pharmaceuticals 10.4%
          1,900    Abbott Laboratories ........................................................................         106,638
            100    Allergan, Inc. .............................................................................           2,913
          1,800    American Home Products Corp. ...............................................................         108,000
          1,200    Baxter International Inc. ..................................................................          51,750
          2,600    Bristol-Myers Squibb Co. ...................................................................         153,400
          1,200    Eli Lilly & Co. ............................................................................          98,700
          2,900    Johnson & Johnson ..........................................................................         153,338
          2,700    Merck & Co. Inc. ...........................................................................         227,475

     The accompanying notes are an integral part of the financial statements

AARP U.S. STOCK INDEX FUND

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Market
Shares                                                                                                                Value ($)
-------------------------------------------------------------------------------------------------------------------------------
          1,300    Pfizer, Inc. ...............................................................................         109,363
          1,300    Pharmacia & Upjohn, Inc. ...................................................................          47,613
            800    Schering-Plough Corp. ......................................................................          58,200
            700    Warner-Lambert Co. .........................................................................          60,550
                                                                                                                   ------------
                                                                                                                      1,177,940
                                                                                                                   ------------
Communications 6.6%
Cellular Telephone 0.0%
            100    AirTouch Communications, Inc.* .............................................................           2,300
                                                                                                                   ------------
Telephone/Communications 6.6%
            200    Alltel Corp. ...............................................................................           6,500
          4,200    American Telephone & Telegraph Co. .........................................................         145,950
            900    Ameritech Corp. ............................................................................          55,350
          1,100    Bell Atlantic Corp. ........................................................................          66,963
          1,500    BellSouth Corp. ............................................................................          63,375
            400    Frontier Corp. .............................................................................           7,150
          2,300    GTE Corp. ..................................................................................         107,238
            100    MCI Communications Corp. ...................................................................           3,563
          1,400    NYNEX Corp. ................................................................................          63,875
            300    Pacific Telesis Group ......................................................................          11,325
            600    SBC Communicatons, Inc. ....................................................................          31,575
            100    Sprint Corp. ...............................................................................           4,550
          4,000    US West Inc. ...............................................................................         136,000
          2,100    WorldCom, Inc. .............................................................................          46,200
                                                                                                                   ------------
                                                                                                                        749,614
                                                                                                                   ------------
Financial 13.5%
Banks 8.6%
          1,200    Banc One Corp. .............................................................................          47,700
            200    Bank of Boston Corp. .......................................................................          13,400
            600    Bank of New York Co., Inc. .................................................................          22,050
            800    BankAmerica Corp. ..........................................................................          80,600
            100    Barnett Banks, Inc. ........................................................................           4,650
          1,100    Chase Manhattan Corp. ......................................................................         102,988
            900    Citicorp ...................................................................................          97,425
            300    Comerica Inc. ..............................................................................          16,913
          1,100    CoreStates Financial Corp. .................................................................          52,250
            100    Fifth Third Bancorp. .......................................................................           7,750
            100    First Bank System Inc. .....................................................................           7,300
            700    First Chicago NBD Corp. ....................................................................          37,888
            500    First Union Corp. ..........................................................................          40,563
            700    Fleet Financial Group, Inc. ................................................................          40,075
            100    H.F. Ahmanson & Co. ........................................................................           3,650
            700    J.P. Morgan & Co., Inc. ....................................................................          68,775
            700    KeyCorp ....................................................................................          34,125
            700    MBNA Corp. .................................................................................          19,513
            400    Mellon Bank Corp. ..........................................................................          29,100
            700    National City Corp. ........................................................................          32,638
          1,700    NationsBank Corp. ..........................................................................          94,138
            700    Norwest Corp. ..............................................................................          32,375
          1,200    PNC Bank Corp. .............................................................................          48,000
            100    SunTrust Banks, Inc. .......................................................................           4,638
            100    U.S. Bancorp. ..............................................................................           5,350
            200    Wachovia Corp. .............................................................................          10,900
            100    Wells Fargo & Co. ..........................................................................          28,413
                                                                                                                   ------------
                                                                                                                        983,167
                                                                                                                   ------------

     The accompanying notes are an integral part of the financial statements

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Market
Shares                                                                                                                Value ($)
-------------------------------------------------------------------------------------------------------------------------------
Insurance 2.6%
            100    Aetna Inc. .................................................................................           8,588
            600    Allstate Corp. .............................................................................          35,625
            600    American General Corp. .....................................................................          24,450
            400    American International Group, Inc. .........................................................          46,950
            100    Aon Corp. ..................................................................................           6,125
            100    Chubb Corp. ................................................................................           5,388
            100    Cigna Corp. ................................................................................          14,613
            100    General Re Corp. ...........................................................................          15,800
            100    ITT Hartford Group, Inc. ...................................................................           7,213
            100    Jefferson Pilot Corp. ......................................................................           5,438
            400    Lincoln National Corp. .....................................................................          21,400
            100    MGIC Investment Corp. ......................................................................           7,075
            500    Marsh & McLennan Companies, Inc. ...........................................................          56,625
            100    Providian Corp. ............................................................................           5,350
            100    Safeco Corp. ...............................................................................           4,000
            200    St. Paul Companies, Inc. ...................................................................          12,975
            100    Torchmark Corp. ............................................................................           5,538
            100    Transamerica Corp. .........................................................................           8,950
            100    UNUM Corp. .................................................................................           7,300
            100    USF&G Corp. ................................................................................           2,150
                                                                                                                   ------------
                                                                                                                        301,553
                                                                                                                   ------------
Consumer Finance 0.2%
            300    Beneficial Corp. ...........................................................................          19,388
                                                                                                                   ------------
Other Financial Companies 2.1%
            900    American Express Credit Corp. ..............................................................          53,888
            400    Federal Home Loan Mortgage Corp. ...........................................................          10,900
          2,200    Federal National Mortgage Association ......................................................          79,475
            100    Great Western Financial Corp. ..............................................................           4,038
            100    Green Tree Acceptance Inc. .................................................................           3,375
            100    Household International, Inc. ..............................................................           8,613
            100    Salomon Inc. ...............................................................................           4,988
          1,400    Travelers Group, Inc. ......................................................................          67,025
                                                                                                                   ------------
                                                                                                                        232,302
                                                                                                                   ------------
Media 1.6%
Advertising 0.0%
            100    Interpublic Group of Companies Inc. ........................................................           5,275
                                                                                                                   ------------
Broadcasting & Entertainment 1.1%
          1,000    Time Warner Inc. ...........................................................................          43,250
            100    U.S. West Media Group ......................................................................           1,863
            100    Viacom Inc. "B"* ...........................................................................           3,313
          1,100    Walt Disney Co. ............................................................................          80,300
                                                                                                                   ------------
                                                                                                                        128,726
                                                                                                                   ------------
Cable Television 0.1%
            200    Comcast Corp. "A" ..........................................................................           3,375
            300    Tele-Communications Inc. "A" (New) .........................................................           3,600
                                                                                                                   ------------
                                                                                                                          6,975
                                                                                                                   ------------
Print Media 0.4%
            200    Gannett Co., Inc. ..........................................................................          17,175
            100    Harcourt General, Inc. .....................................................................           4,650
            100    Knight-Ridder, Inc. ........................................................................           3,988
            100    New York Times Co. "A" .....................................................................           4,413

     The accompanying notes are an integral part of the financial statements

AARP U.S. STOCK INDEX FUND

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Market
Shares                                                                                                                Value ($)
-------------------------------------------------------------------------------------------------------------------------------
            100    Times Mirror Co. "A" .......................................................................           5,463
            200    Tribune Co. ................................................................................           8,100
                                                                                                                   ------------
                                                                                                                         43,789
                                                                                                                   ------------
Service Industries 2.9%
Edp Services 0.1%
            100    Automatic Data Processing, Inc. ............................................................           4,188
            100    First Data Corp. ...........................................................................           3,388
                                                                                                                   ------------
                                                                                                                          7,576
                                                                                                                   ------------
Environmental Services 0.6%
            700    Browning Ferris Industries .................................................................          20,213
            100    Laidlaw, Inc. "B" ..........................................................................           1,375
          1,500    WMX Technologies Inc. ......................................................................          45,938
                                                                                                                   ------------
                                                                                                                         67,526
                                                                                                                   ------------
Investment 0.3%
            300    Dean Witter, Discover & Co. ................................................................          10,463
            200    Merrill Lynch & Co., Inc. ..................................................................          17,175
            100    Morgan Stanley Group, Inc. .................................................................           5,875
                                                                                                                   ------------
                                                                                                                         33,513
                                                                                                                   ------------
Miscellaneous Commercial Services 0.1%
            100    Cognizant Corp. ............................................................................           2,913
            100    Ecolab, Inc. ...............................................................................           3,800
            100    Safety-Kleen Corp. .........................................................................           1,475
            100    Sysco Corp. ................................................................................           3,413
                                                                                                                   ------------
                                                                                                                         11,601
                                                                                                                   ------------
Miscellaneous Consumer Services 0.1%
            300    CUC International Inc.* ....................................................................           6,750
            200    H & R Block Inc. ...........................................................................           5,875
            100    Service Corp. International ................................................................           2,975
                                                                                                                   ------------
                                                                                                                         15,600
                                                                                                                   ------------
Printing/Publishing 1.7%
          1,800    Deluxe Corp. ...............................................................................          58,275
            200    Dow Jones & Co., Inc. ......................................................................           8,125
          1,700    Dun & Bradstreet Corp. .....................................................................          43,138
            500    John H. Harland Co. ........................................................................          11,875
            700    McGraw-Hill Inc. ...........................................................................          35,788
          1,700    Moore Corp., Ltd. ..........................................................................          34,000
            100    R.R. Donnelley & Sons Co. ..................................................................           3,488
                                                                                                                   ------------
                                                                                                                        194,689
                                                                                                                   ------------
Durables 5.9%
Aerospace 1.5%
            300    AlliedSignal Inc. ..........................................................................          21,375
            700    Boeing Co. .................................................................................          69,038
            200    Lockheed Martin Corp. ......................................................................          16,800
            200    McDonnell Douglas Corp. ....................................................................          12,200
            100    Northrop Grumman Corp. .....................................................................           7,563
            200    Rockwell International Corp. (New) .........................................................          12,975
            400    United Technologies Corp. ..................................................................          30,100
                                                                                                                   ------------
                                                                                                                        170,051
                                                                                                                   ------------
Automobiles 2.8%
          2,200    Chrysler Corp. .............................................................................          66,000
            100    Dana Corp. .................................................................................           3,288
            100    Eaton Corp. ................................................................................           7,088
            100    Echlin, Inc. ...............................................................................           3,400

     The accompanying notes are an integral part of the financial statements

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Market
Shares                                                                                                                Value ($)
-------------------------------------------------------------------------------------------------------------------------------
          3,800    Ford Motor Co. .............................................................................         119,225
          1,800    General Motors Corp. .......................................................................          99,675
            400    Genuine Parts Co ...........................................................................          18,650
            100    Navistar International Corp. ...............................................................             938
                                                                                                                   ------------
                                                                                                                        318,264
                                                                                                                   ------------
Construction/Agricultural Equipment 0.5%
            100    Case Corp. .................................................................................           5,075
            400    Caterpillar Inc. ...........................................................................          32,100
            400    Deere & Co. ................................................................................          17,400
                                                                                                                   ------------
                                                                                                                         54,575
                                                                                                                   ------------
Leasing Companies 0.0%
            100    Ryder System, Inc. .........................................................................           2,925
                                                                                                                   ------------
Telecommunications Equipment 1.0%
            150    Andrew Corp. ...............................................................................           5,419
            100    DSC Communications Corp.* ..................................................................           2,094
            100    General Instrument Corp.* ..................................................................           2,288
          1,300    Lucent Technologies Inc. ...................................................................          68,575
            400    Northern Telecom Ltd. ......................................................................          26,150
            100    Scientific-Atlanta, Inc. ...................................................................           1,525
            200    Tellabs, Inc.* .............................................................................           7,225
                                                                                                                   ------------
                                                                                                                        113,276
                                                                                                                   ------------
Tires 0.1%
            100    Cooper Tire & Rubber Co. ...................................................................           1,850
            100    Goodyear Tire & Rubber Co. .................................................................           5,225
                                                                                                                   ------------
                                                                                                                          7,075
                                                                                                                   ------------
Manufacturing 11.4%
Chemicals 2.9%
            100    B.F. Goodrich Co., Inc. ....................................................................           3,663
            900    Dow Chemical Co. ...........................................................................          72,000
          1,400    E.I. du Pont de Nemours & Co. ..............................................................         148,400
            400    Eastman Chemical Co. .......................................................................          21,500
            100    Engelhard Corp. ............................................................................           2,100
            100    Great Lakes Chemicals Corp. ................................................................           4,600
            100    Hercules, Inc. .............................................................................           4,225
          1,100    Monsanto Co. ...............................................................................          42,075
            100    Morton International Inc. ..................................................................           4,225
            100    Praxair Inc. ...............................................................................           4,488
            100    Rohm & Haas Co. ............................................................................           7,488
            100    Sigma-Aldrich Corp. ........................................................................           3,088
            100    Union Carbide Corp. ........................................................................           4,425
            100    W.R. Grace & Co. (New) .....................................................................           4,738
                                                                                                                   ------------
                                                                                                                        327,015
                                                                                                                   ------------
Containers & Paper 0.5%
            100    Champion International Corp. ...............................................................           4,550
            100    Crown Cork & Seal Co. Inc.* ................................................................           5,163
            400    International Paper Co. ....................................................................          15,550
            100    James River Corp. of Virginia ..............................................................           2,913
            200    Stone Container Corp. ......................................................................           2,225
            400    Union Camp Corp. ...........................................................................          18,850
            100    Westvaco Corp. .............................................................................           2,513
                                                                                                                   ------------
                                                                                                                         51,764
                                                                                                                   ------------

     The accompanying notes are an integral part of the financial statements

AARP U.S. STOCK INDEX FUND

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Market
Shares                                                                                                                Value ($)
-------------------------------------------------------------------------------------------------------------------------------
Diversified Manufacturing 5.5%
            400    Cooper Industries, Inc. ....................................................................          17,350
            100    Dover Corp. ................................................................................           5,250
            400    Dresser Industries Inc. ....................................................................          12,100
          4,200    General Electric Co. .......................................................................         416,850
            100    Honeywell, Inc. ............................................................................           6,788
            100    ITT Industries Inc. ........................................................................           2,238
          1,200    Minnesota Mining & Manufacturing Co. .......................................................         101,400
            100    National Service Industries, Inc. ..........................................................           3,913
            100    TRINOVA Corp. ..............................................................................           3,350
            100    TRW Inc. ...................................................................................           5,175
            500    Tenneco, Inc. ..............................................................................          19,500
            100    Textron, Inc. ..............................................................................          10,500
            100    Thermo Electron Corp. ......................................................................           3,088
            100    Tyco International Ltd. ....................................................................           5,500
            700    Westinghouse Electric Corp. ................................................................          12,425
            100    Whitman Corp. ..............................................................................           2,450
                                                                                                                   ------------
                                                                                                                        627,877
                                                                                                                   ------------
Electrical Products 0.6%
          1,200    Emerson Electric Co. .......................................................................          54,000
            100    Raychem Corp. ..............................................................................           8,238
            100    Thomas & Betts Corp. .......................................................................           4,275
                                                                                                                   ------------
                                                                                                                         66,513
                                                                                                                   ------------
Hand Tools 0.1%
            100    Black & Decker Corp. .......................................................................           3,213
            100    Briggs & Stratton Corp. ....................................................................           4,488
            100    Snap-On, Inc. ..............................................................................           3,875
            200    Stanley Works ..............................................................................           7,575
                                                                                                                   ------------
                                                                                                                         19,151
                                                                                                                   ------------
Industrial Specialty 0.6%
            100    Avery Dennison Corp. .......................................................................           3,850
            600    Corning Inc. ...............................................................................          26,625
            500    PPG Industries, Inc. .......................................................................          27,000
            400    Pall Corp. .................................................................................           9,250
            200    Sherwin-Williams Co. .......................................................................           5,400
                                                                                                                   ------------
                                                                                                                         72,125
                                                                                                                   ------------
Machinery/Components/Controls 0.3%
            100    General Signal Corp. .......................................................................           3,913
            100    Harnischfeger Industries, Inc. .............................................................           4,650
            100    Illinois Tool Works Inc. ...................................................................           8,163
            100    Ingersoll-Rand Co. .........................................................................           4,363
            100    Parker-Hannifin Group ......................................................................           4,275
            100    Timken Co. .................................................................................           5,350
                                                                                                                   ------------
                                                                                                                         30,714
                                                                                                                   ------------
Office Equipment/Supplies 0.8%
            600    Pitney Bowes, Inc. .........................................................................          35,250
            900    Xerox Corp. ................................................................................          51,107
                                                                                                                   ------------
                                                                                                                         86,357
                                                                                                                   ------------
Specialty Chemicals 0.1%
            100    Air Products & Chemicals, Inc. .............................................................           6,788
            100    Nalco Chemical Co. .........................................................................           3,738
                                                                                                                   ------------
                                                                                                                         10,526
                                                                                                                   ------------

     The accompanying notes are an integral part of the financial statements

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Market
Shares                                                                                                                Value ($)
-------------------------------------------------------------------------------------------------------------------------------
Technology 11.1%
Computer Software 2.8%
            100    Autodesk, Inc. .............................................................................           3,100
            100    Bay Networks Inc. ..........................................................................           1,788
            600    Computer Associates International, Inc. ....................................................          23,325
          2,700    Microsoft Corp.* ...........................................................................         247,556
          1,200    Oracle Systems Corp.* ......................................................................          46,275
                                                                                                                   ------------
                                                                                                                        322,044
                                                                                                                   ------------
Diverse Electronic Products 0.9%
            100    Amdahl Corp. ...............................................................................             938
            400    Applied Materials, Inc.* ...................................................................          18,550
            100    Harris Corp. ...............................................................................           7,688
          1,200    Motorola Inc. ..............................................................................          72,450
                                                                                                                   ------------
                                                                                                                         99,626
                                                                                                                   ------------
EDP Peripherals 0.3%
            400    EMC Corp. ..................................................................................          14,200
            400    Seagate Technology, Inc. ...................................................................          17,950
                                                                                                                   ------------
                                                                                                                         32,150
                                                                                                                   ------------
Electronic Components/Distributors 0.2%
            800    AMP Inc. ...................................................................................          27,500
                                                                                                                   ------------
Electronic Data Processing 3.2%
            100    Apple Computer, Inc. .......................................................................           1,825
            100    Ceridian Corp. .............................................................................           3,588
            500    Compaq Computer Corp.* .....................................................................          38,313
            400    Dell Computer Corp.* .......................................................................          27,050
            200    Digital Equipment Corp. ....................................................................           5,475
          2,000    Hewlett-Packard Co. ........................................................................         106,500
          1,200    International Business Machines Corp. ......................................................         164,850
            100    Silicon Graphics Inc.* .....................................................................           1,950
            300    Sun Microsystems, Inc. .....................................................................           8,663
            100    Tandem Computers, Inc.* ....................................................................           1,188
            100    Unisys Corp. ...............................................................................             638
                                                                                                                   ------------
                                                                                                                        360,040
                                                                                                                   ------------
Military Electronics 0.2%
            100    Computer Sciences Corp. ....................................................................           6,175
            100    EG&G, Inc. .................................................................................           2,088
            100    General Dynamics Corp. .....................................................................           6,738
            100    Raytheon Co. ...............................................................................           4,513
                                                                                                                   ------------
                                                                                                                         19,514
                                                                                                                   ------------
Office/Plant Automation 0.7%
            200    3Com Corp.* ................................................................................           6,550
            100    Cabletron Systems Inc.* ....................................................................           2,925
          1,400    Cisco Systems, Inc.* .......................................................................          67,375
            300    Novell Inc.* ...............................................................................           2,850
                                                                                                                   ------------
                                                                                                                         79,700
                                                                                                                   ------------
Precision Instruments 0.1%
            100    Perkin-Elmer Corp. .........................................................................           6,438
                                                                                                                   ------------
Semiconductors 2.7%
            100    Advanced Micro Devices Inc.* ...............................................................           4,150
          1,900    Intel Corp. ................................................................................         264,338
            100    LSI Logic Corp. ............................................................................           3,475

     The accompanying notes are an integral part of the financial statements

AARP U.S. STOCK INDEX FUND

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Market
Shares                                                                                                                Value ($)
-------------------------------------------------------------------------------------------------------------------------------
            300    Micron Technology Inc. .....................................................................          12,150
            100    National Semiconductor Corp. ...............................................................           2,750
            300    Texas Instruments Inc. .....................................................................          22,463
                                                                                                                   ------------
                                                                                                                        309,326
                                                                                                                   ------------
Energy 10.5%
Engineering 0.1%
            100    Fluor Corp. ................................................................................           5,250
            100    Foster Wheeler Corp. .......................................................................           3,538
                                                                                                                   ------------
                                                                                                                          8,788
                                                                                                                   ------------
Oil & Gas Production 0.4%
            100    Burlington Resources, Inc. .................................................................           4,275
            100    Coastal Corp. ..............................................................................           4,800
          1,100    Occidental Petroleum Corp. .................................................................          27,088
            100    Oryx Energy Co. ............................................................................           1,925
            100    Santa Fe Energy Resources, Inc. ............................................................           1,388
            100    Union Pacific Resources Group ..............................................................           2,675
                                                                                                                   ------------
                                                                                                                         42,151
                                                                                                                   ------------
Oil Companies 9.1%
            100    Amerada Hess Corp. .........................................................................           5,300
          1,100    Amoco Corp. ................................................................................          95,288
            100    Ashland Inc. ...............................................................................           4,025
            800    Atlantic Richfield Co. .....................................................................         108,000
          1,400    Chevron Corp. ..............................................................................          97,475
          2,900    Exxon Corp. ................................................................................         312,475
            900    Mobil Corp. ................................................................................         117,563
            400    Phillips Petroleum Co. .....................................................................          16,350
          1,100    Royal Dutch Petroleum Co. (New York shares) ................................................         192,500
            100    Sun Co., Inc. ..............................................................................           2,613
            700    Texaco Inc. ................................................................................          76,650
            100    USX Marathon Group .........................................................................           2,788
            100    Unocal Corp. ...............................................................................           3,813
                                                                                                                   ------------
                                                                                                                      1,034,840
                                                                                                                   ------------
Oil/Gas Transmission 0.2%
            100    ENSERCH Corp. ..............................................................................           2,050
            200    Enron Corp. ................................................................................           7,600
            100    Noram Energy Corp. .........................................................................           1,463
            100    PanEnergy Corp. ............................................................................           4,313
            100    Sonat, Inc. ................................................................................           5,450
            100    Williams Cos., Inc. ........................................................................           4,450
                                                                                                                   ------------
                                                                                                                         25,326
                                                                                                                   ------------
Oilfield Services/Equipment 0.7%
            100    Baker Hughes, Inc. .........................................................................           3,838
            200    Halliburton Co. ............................................................................          13,550
            100    Rowan Companies, Inc. ......................................................................           2,263
            600    Schlumberger Ltd. ..........................................................................          64,350
                                                                                                                   ------------
                                                                                                                         84,001
                                                                                                                   ------------
Metals & Minerals 0.8%
Precious Metals 0.3%
            100    Barrick Gold Corp. .........................................................................           2,375
            100    Battle Mountain Gold Co. "A" ...............................................................             663
            100    Echo Bay Mines, Ltd. .......................................................................             663
            700    Freeport McMoRan Copper & Gold, Inc. "B" ...................................................          21,263
            100    Homestake Mining Co. .......................................................................           1,513

     The accompanying notes are an integral part of the financial statements

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Market
Shares                                                                                                                Value ($)
-------------------------------------------------------------------------------------------------------------------------------
            100    Newmont Mining Corp. .......................................................................           3,875
            100    Placer Dome Inc. ...........................................................................           1,813
            100    Santa Fe Pacific Gold Corp. ................................................................           1,650
                                                                                                                   ------------
                                                                                                                         33,815
                                                                                                                   ------------
Steel & Metals 0.5%
            100    Alcan Aluminium Ltd. .......................................................................           3,388
            500    Allegheny Teledyne Inc. ....................................................................          14,063
            100    Aluminum Co. of America ....................................................................           6,800
            100    Asarco, Inc. ...............................................................................           2,813
            100    Bethlehem Steel Corp. ......................................................................             825
            100    Cyprus Amax Minerals Co. ...................................................................           2,375
            100    Inco Ltd. ..................................................................................           3,263
            100    Nucor Corp. ................................................................................           4,575
            100    Phelps Dodge Corp. .........................................................................           7,313
            100    Reynolds Metals Co. ........................................................................           6,200
            200    USX-US Steel Group, Inc. ...................................................................           5,325
                                                                                                                   ------------
                                                                                                                         56,940
                                                                                                                   ------------
Construction 0.4%
Building Products 0.1%
            200    Masco Corp. ................................................................................           7,150
                                                                                                                   ------------
Forest Products 0.3%
            100    Georgia Pacific Corp. ......................................................................           7,250
            100    Louisiana-Pacific Corp. ....................................................................           2,075
            100    Potlatch Corp. .............................................................................           4,113
            600    Weyerhaeuser Co. ...........................................................................          26,775
                                                                                                                   ------------
                                                                                                                         40,213
                                                                                                                   ------------
Transportation 1.3%
Air Freight 0.1%
            100    Federal Express Corp. ......................................................................           5,213
                                                                                                                   ------------
Airlines 0.2%
            100    AMR Corp.* .................................................................................           8,250
            100    Delta Air Lines, Inc. ......................................................................           8,413
            100    Southwest Airlines Co. .....................................................................           2,213
            100    USAir Group, Inc. ..........................................................................           2,450
                                                                                                                   ------------
                                                                                                                         21,326
                                                                                                                   ------------
Railroads 1.0%
            100    Burlington Northern Santa Fe ...............................................................           7,400
            300    CSX Corp. ..................................................................................          13,950
            200    Consolidated Rail Corp. ....................................................................          22,550
            300    Norfolk Southern Corp. .....................................................................          25,575
            800    Union Pacific Corp. ........................................................................          45,400
                                                                                                                   ------------
                                                                                                                        114,875
                                                                                                                   ------------
Trucking 0.0%
            100    Caliber System, Inc. .......................................................................           2,650
                                                                                                                   ------------
Utilities 5.2%
Electric Utilities 4.7%
            300    American Electric Power Co. ................................................................          12,375
            100    Baltimore Gas & Electric Co. ...............................................................           2,675
            100    CINergy Corp. ..............................................................................           3,413
            100    Carolina Power & Light Co. .................................................................           3,625
          2,600    Central & South West Corp. .................................................................          55,575
          1,300    Consolidated Edison Co. of New York, Inc. ..................................................          39,000
          1,100    DTE Energy Co. .............................................................................          29,563

     The accompanying notes are an integral part of the financial statements

AARP U.S. STOCK INDEX FUND

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Market
Shares                                                                                                                Value ($)
-------------------------------------------------------------------------------------------------------------------------------
            500    Dominion Resources Inc. ....................................................................          18,188
            100    Duke Power Co. .............................................................................           4,413
            100    Edison International .......................................................................           2,250
          1,100    Entergy Corp. ..............................................................................          26,950
            100    FPL Group, Inc. ............................................................................           4,413
            100    GPU, Inc. ..................................................................................           3,213
            700    Houston Industries Inc. ....................................................................          14,613
            100    Niagara Mohawk Power Corp. .................................................................             850
            200    Northern States Power Co. ..................................................................           9,475
            800    Ohio Edison Co. ............................................................................          16,900
            100    P G & E Corp. ..............................................................................           2,350
          2,200    PP&L Resources, Inc. .......................................................................          44,550
            100    PacifiCorp .................................................................................           2,138
          4,300    Peco Energy Co. ............................................................................          87,613
          3,600    Public Service Enterprise Group ............................................................          94,500
          1,100    Southern Company ...........................................................................          23,238
            200    Texas Utilities Co., Inc. ..................................................................           6,850
            400    Unicom Corp. ...............................................................................           7,800
            500    Union Electric Co. .........................................................................          18,438
                                                                                                                   ------------
                                                                                                                        534,968
                                                                                                                   ------------
Natural Gas Distribution 0.5%
            100    Consolidated Natural Gas Corp. .............................................................           5,038
            200    Eastern Enterprises ........................................................................           6,175
            400    Pacific Enterprises ........................................................................          12,100
            900    Peoples Energy Corp. .......................................................................          29,813
                                                                                                                   ------------
                                                                                                                         53,126
                                                                                                                   ------------
                   Total Common Stocks (Cost $11,793,327) .....................................................      11,264,231
                                                                                                                   ------------
-------------------------------------------------------------------------------------------------------------------------------
   SUMMARY                                                                                        % OF NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
                   Total Investment Portfolio (Cost $12,022,327) (a) ...........................     101.2           11,493,231
                   Other Assets and Liabilities, Net ...........................................      (1.2)            (135,254)
                                                                                                  --------         ------------
                   Net Assets ..................................................................     100.0           11,357,977
                                                                                                  ========         ============
-------------------------------------------------------------------------------------------------------------------------------
      *  Non income producing security.
     (a) At March 31, 1997, the net unrealized  depreciation  on investments  based on cost for federal income tax purposes of
         $12,022,327 was as follows:

         Aggregate gross unrealized appreciation for all investments in which
         there is an excess of value over tax cost ............................................................      $   88,895
         Aggregate gross unrealized depreciation for all investments in which
         there is an excess of tax cost over value ............................................................        (617,991)
                                                                                                                   ------------
         Net unrealized depreciation ..........................................................................      $ (529,096)
                                                                                                                   ============

--------------------------------------------------------------------------------
         Purchases and sales of investment securities (excluding short-term investments) for the period February 1, 1997 (commencement of operations) through March 31, 1997, aggregated $11,793,327 and $0, respectively.
--------------------------------------------------------------------------------
         Percentage breakdown of investments is based on total net assets of the Fund. The total net assets of the Fund are comprised of the Fund's investment portfolio, other assets and liabilities. The percentage of the investment portfolio may be greater or less than 100% due to the inclusion of the Fund's assets and liabilities in the calculation.
         The Fund's other assets and liabilities are disclosed in the Statement of Assets and Liabilities.

     The accompanying notes are an integral part of the financial statements

AARP CAPITAL GROWTH FUND

-------------------------------------------------------------------------------------------------------------------------------
LIST OF INVESTMENTS AS OF MARCH 31, 1997 (Unaudited)
-------------------------------------------------------------------------------------------------------------------------------
Principal                                                                                                              Market
Amount ($)                                                                                                            Value ($)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 2.7%
-------------------------------------------------------------------------------------------------------------------------------
24,489,000   Repurchase Agreement with Donaldson, Lufkin & Jenrette dated 3/31/97 at 6.375% to be repurchased at
               $24,493,337 on 4/1/97, collateralized by a $25,228,000 U.S. Treasury Bond, 6.5%, 8/15/05
               (Cost $24,489,000).................................................................................    24,489,000
                                                                                                                     -----------
--------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS 97.4%
--------------------------------------------------------------------------------------------------------------------------------
Shares
------------
Consumer Discretionary 8.9%
Apparel & Shoes 1.0%
   150,000   Nike, Inc. "B" ......................................................................................     9,300,000
                                                                                                                     -----------
Department & Chain Stores 5.6%
   360,000   Costco Companies, Inc. ..............................................................................     9,945,000
   320,000   Gap Inc. ............................................................................................    10,720,000
   360,000   Home Depot, Inc. ....................................................................................    19,260,000
   250,000   Walgreen Co. ........................................................................................    10,468,750
                                                                                                                     -----------
                                                                                                                      50,393,750
                                                                                                                     -----------
Hotels & Casinos 0.9%
   400,000   Mirage Resorts Inc.* ................................................................................     8,500,000
                                                                                                                     -----------
Specialty Retail 1.4%
   320,000   Tiffany & Co. .......................................................................................    12,160,000
                                                                                                                     -----------
Consumer Staples 4.0%
Alcohol 1.5%
   330,000   Anheuser-Busch Companies, Inc. ......................................................................    13,901,250
                                                                                                                     -----------
Package Goods/Cosmetics 2.5%
    80,000   Clorox Co. ..........................................................................................     8,970,000
   115,000   Procter & Gamble Co. ................................................................................    13,225,000
                                                                                                                     -----------
                                                                                                                      22,195,000
                                                                                                                     -----------
Health 12.6%
Hospital Management 1.8%
   500,800   Columbia/HCA Healthcare Corp. .......................................................................    16,839,400
                                                                                                                     -----------
Medical Supply & Specialty 2.2%
   308,000   Becton, Dickinson & Co. .............................................................................    13,860,000
   240,000   STERIS Corp.* .......................................................................................     5,850,000
                                                                                                                     -----------
                                                                                                                      19,710,000
                                                                                                                     -----------
Pharmaceuticals 8.6%
   140,000   American Home Products Corp. ........................................................................     8,400,000
   180,000   Johnson & Johnson ...................................................................................     9,517,500
   100,000   Merck & Co., Inc. ...................................................................................     8,425,000
   197,100   Novartis AG (ADR) ...................................................................................    12,023,100
   139,000   Pfizer, Inc. ........................................................................................    11,693,375
   100,000   Schering-Plough Corp. ...............................................................................     7,275,000
   234,000   Warner-Lambert Co. ..................................................................................    20,241,000
                                                                                                                     -----------
                                                                                                                      77,574,975
                                                                                                                     -----------
Financial 18.4%
Banks 5.3%
   225,000   Citicorp ............................................................................................    24,356,250
   125,000   First Chicago NBD Corp. .............................................................................     6,765,625
   580,000   J.P. Morgan & Co., Inc. .............................................................................     7,860,000
   200,000   Norwest Corp. .......................................................................................     9,250,000
                                                                                                                     -----------
                                                                                                                      48,231,875
                                                                                                                     -----------

     The accompanying notes are an integral part of the financial statements

AARP CAPITAL GROWTH FUND

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Market
Shares                                                                                                                Value ($)
-------------------------------------------------------------------------------------------------------------------------------
Insurance 5.8%
   180,000   American International Group, Inc. ...................................................................   21,127,500
   460,000   EXEL, Ltd. ...........................................................................................   19,435,000
   121,000   MBIA Inc. ............................................................................................   11,600,875
                                                                                                                     -----------
                                                                                                                      52,163,375
                                                                                                                     -----------
Consumer Finance 1.4%
   301,700   Associates First Capital Corp. .......................................................................   12,973,100
                                                                                                                     -----------
Other Financial Companies 5.9%
   425,000   American Express Credit Corp. ........................................................................   25,446,875
   410,000   Federal National Mortgage Association ................................................................   14,811,250
   270,000   Travelers Group, Inc. ................................................................................   12,926,250
                                                                                                                     -----------
                                                                                                                      53,184,375
                                                                                                                     -----------
Media 1.1%
Advertising
   200,000   Omnicom Group, Inc. ..................................................................................    9,975,000
                                                                                                                     -----------
Service Industries 4.7%
Investment 3.1%
   347,500   Franklin Resources Inc. ..............................................................................   17,722,500
   120,000   Merrill Lynch & Co., Inc. ............................................................................   10,305,000
                                                                                                                     -----------
                                                                                                                      28,027,500
                                                                                                                     -----------
Miscellaneous Commercial Services 1.6%
   291,000   Manpower, Inc. .......................................................................................   10,476,000
   165,000   Sabre Group Holdings Inc. ............................................................................    4,166,250
                                                                                                                     -----------
                                                                                                                      14,642,250
                                                                                                                     -----------
Durables 4.3%
Aerospace 3.6%
   235,000   Rockwell International Corp. (New) ...................................................................   15,245,625
   230,000   United Technologies Corp. ............................................................................   17,307,500
                                                                                                                     -----------
                                                                                                                      32,553,125
                                                                                                                     -----------
Telecommunications Equipment 0.7%
   165,000   Ascend Communications, Inc. ..........................................................................    6,723,750
                                                                                                                     -----------
Manufacturing 11.6%
Chemicals 3.6%
   140,000   E.I. du Pont de Nemours & Co. ........................................................................   14,840,000
   195,700   Praxair Inc. .........................................................................................    8,782,038
   290,000   Sigma-Aldrich Corp. ..................................................................................    8,953,750
                                                                                                                     -----------
                                                                                                                      32,575,788
                                                                                                                     -----------
Diversified Manufacturing 3.8%
    95,000   General Electric Co. .................................................................................    9,428,750
   240,000   TRW Inc. .............................................................................................   12,420,000
   120,000   Textron, Inc. ........................................................................................   12,600,000
                                                                                                                     -----------
                                                                                                                      34,448,750
                                                                                                                     -----------
Electrical Products 1.7%
    75,000   ABB AB (ADR) .........................................................................................    8,118,750
   166,000   Emerson Electric Co. .................................................................................    7,470,000
                                                                                                                     -----------
                                                                                                                      15,588,750
                                                                                                                     -----------
Machinery/Components/Controls 2.5%
   200,000   Ingersoll-Rand Co. ...................................................................................    8,725,000
   317,000   Parker-Hannifin Group ................................................................................   13,551,750
                                                                                                                     -----------
                                                                                                                      22,276,750
                                                                                                                     -----------

     The accompanying notes are an integral part of the financial statements

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Market
Shares                                                                                                                Value ($)
-------------------------------------------------------------------------------------------------------------------------------
Technology 16.4%
Diverse Electronic Products 5.8%
   400,000   Applied Materials, Inc.* .............................................................................   18,550,000
   360,000   General Motors Corp. "H" .............................................................................   19,530,000
   220,000   KLA Instruments Corp.* ...............................................................................    8,030,000
   220,000   Teradyne Inc.* .......................................................................................    6,352,500
                                                                                                                     -----------
                                                                                                                      52,462,500
                                                                                                                     -----------
Electronic Data Processing 7.0%
   292,000   Compaq Computer Corp.* ...............................................................................   22,374,500
   265,000   Hewlett-Packard Co. ..................................................................................   14,111,250
    80,000   International Business Machines Corp. ................................................................   10,990,000
   560,000   Sun Microsystems, Inc. ...............................................................................   16,170,000
                                                                                                                     -----------
                                                                                                                      63,645,750
                                                                                                                     -----------
Office/Plant Automation 0.9%
   100,000   Cabletron Systems Inc.* ..............................................................................    2,925,000
   106,400   Cisco Systems, Inc. ..................................................................................    5,120,500
                                                                                                                     -----------
                                                                                                                       8,045,500
                                                                                                                     -----------
Semiconductors 2.7%
   177,000   Intel Corp. ..........................................................................................   24,625,125
                                                                                                                   -------------
Energy 12.9%
Engineering 0.9%
   150,000   Fluor Corp. ..........................................................................................    7,875,000
                                                                                                                     -----------
Oil Companies 10.4%
   150,000   Amoco Corp. ..........................................................................................   12,993,750
   115,000   Atlantic Richfield Co. ...............................................................................   15,525,000
   175,000   Exxon Corp. ..........................................................................................   18,856,250
   105,000   Mobil Corp. ..........................................................................................   13,715,625
   254,800   Repsol SA (ADR) ......................................................................................   10,383,100
   130,000   Royal Dutch Petroleum Co. (New York shares) ..........................................................   22,750,000
                                                                                                                     -----------
                                                                                                                      94,223,725
                                                                                                                     -----------
Oil/Gas Transmission 1.6%
   220,000   Enron Corp. ..........................................................................................    8,360,000
   130,000   Williams Cos., Inc. ..................................................................................    5,785,000
                                                                                                                     -----------
                                                                                                                      14,145,000
                                                                                                                     -----------
Transportation 1.2%
Airlines
   125,000   AMR Corp.* ...........................................................................................  10,312,500
                                                                                                                     -----------
Utilities 1.3%
Electric Utilities
   350,000   Eastern Utilities Association ........................................................................    6,300,000
   150,000   PowerGen PLC (sponsored ADR) .........................................................................    5,850,000
                                                                                                                     -----------
                                                                                                                      12,150,000
                                                                                                                     -----------
              Total Common Stocks (Cost $683,550,405) .............................................................  881,423,863
                                                                                                                    ------------

     The accompanying notes are an integral part of the financial statements

AARP CAPITAL GROWTH FUND

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       Market
                                                                                                                      Value ($)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
  SUMMARY                                                                                            % OF NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
     Total Investment Portfolio (Cost $708,039,405) (a) ................................................... 100.1    905,912,863

     Other Assets and Liabilities, Net ....................................................................  (0.1)      (669,069)
                                                                                                            -----   ------------
     Net Assets ........................................................................................... 100.0    905,243,794
                                                                                                            =====   ============
-------------------------------------------------------------------------------------------------------------------------------

*     Non income producing security.

(a)   At March 31, 1997, the net unrealized appreciation on investments based on cost for federal income tax purposes of
      $708,039,405 was as follows:

      Aggregate gross unrealized appreciation for all investments
       in which there is an excess of value over tax cost .......................................................   $212,330,888

      Aggregate gross unrealized depreciation for all investments
       in which there is an excess of tax cost over value........................................................    (14,457,430)
                                                                                                                    ------------
      Net unrealized appreciation ...............................................................................   $197,873,458
                                                                                                                    ============

--------------------------------------------------------------------------------
      Purchases and sales of investment securities, (excluding short-term investments), for the six months ended March 31, 1997, aggregated $223,375,160 and $225,881,903, respectively.
--------------------------------------------------------------------------------
      Percentage breakdown of investments is based on total net assets of the Fund. The total net assets of the Fund are comprised of the Fund's investment portfolio, other assets and liabilities. The percentage of the investment portfolio may be greater or less than 100% due to the inclusion of the Fund's assets and liabilities in the calculation. The Fund's other assets and liabilities are disclosed in the Statement of Assets and Liabilities.

     The accompanying notes are an integral part of the financial statements

AARP SMALL COMPANY STOCK FUND

--------------------------------------------------------------------------------------------------------------------------------
LIST OF INVESTMENTS AS OF MARCH 31, 1997 (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------
Principal                                                                                                              Market
Amount ($)                                                                                                            Value ($)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 1.3%
--------------------------------------------------------------------------------------------------------------------------------
  103,000    Repurchase Agreement with State Street Bank and Trust Company dated 3/31/97 at 6% to be repurchased at $103,017 on 4/1/97, collateralized by a $110,000 U.S. Treasury Bond,
               7.125%, 2/15/23 (Cost $103,000)...................................................................     103,000
                                                                                                                    ---------
--------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES 12.7%
--------------------------------------------------------------------------------------------------------------------------------
 1,000,000      Student Loan Marketing Association Discount Note, 4/01/97 (Cost $1,000,000)......................   1,000,000
                                                                                                                    ---------
--------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS 90.4%
--------------------------------------------------------------------------------------------------------------------------------
Shares
------
Consumer Discretionary 9.1%
Apparel & Shoes 1.1%
     5,100   Brown Group, Inc...................................................................................       84,788
                                                                                                                    ---------
Home Furnishings 5.6%
     1,900   Ethan Allen Interiors Inc..........................................................................       82,650
     2,200   Interface, Inc.....................................................................................       55,138
     1,600   La-Z-Boy Inc.......................................................................................       54,800
     4,400   Oneida Ltd.........................................................................................       86,900
     3,100   Thomas Industries, Inc.............................................................................       72,850
     2,600   Toro Co............................................................................................       88,400
                                                                                                                    ---------
                                                                                                                      440,738
                                                                                                                    ---------
Hotels & Casinos 1.2%
     6,000   Prime Hospitality Corp.*...........................................................................       93,750
                                                                                                                    ---------
Specialty Retail 1.2%
     1,800   Eagle Hardware & Garden, Inc.*.....................................................................       32,400
     1,900   Inacom Corp.*......................................................................................       43,225
     1,100   Zale Corp.*........................................................................................       20,213
                                                                                                                    ---------
                                                                                                                       95,838
                                                                                                                    ---------
Consumer Staples 3.8%
Food & Beverage 2.0%
     3,900   Nash-Finch Co......................................................................................       74,588
     2,500   Riser Foods, Inc. "A"..............................................................................       82,813
                                                                                                                    ---------
                                                                                                                      157,401
                                                                                                                    ---------
Textiles 1.8%
     2,900   Guilford Mills, Inc................................................................................       87,363
     2,300   Kellwood Company...................................................................................       57,500
                                                                                                                    ---------
                                                                                                                      144,863
                                                                                                                    ---------
Health 1.5%
Health Industry Services 0.5%
     2,300   Rotech Medical Corp................................................................................       41,975
                                                                                                                    ---------
Medical Supply & Specialty 1.0%
     4,300   Bindley Western Industries, Inc....................................................................       80,625
                                                                                                                    ---------
Financial 13.4%
Banks 8.1%
     2,100   ALBANK Financial Corp..............................................................................       76,383
     1,500   Bankers Corp.......................................................................................       37,313
       200   Colonial BancGroup, Inc............................................................................        4,600
     2,900   Commerce Bancorp, Inc..............................................................................       79,750
       900   Community First Bankshares, Inc....................................................................       27,900

     The accompanying notes are an integral part of the financial statements

AARP SMALL COMPANY STOCK FUND

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    Market
Shares                                                                                                              Value ($)
--------------------------------------------------------------------------------------------------------------------------------
     1,100   FirstBank Puerto Rico..............................................................................       27,913
     2,100   Provident Bankshares Corp..........................................................................       80,850
     2,600   RCSB Financial, Inc................................................................................       78,000
     3,600   Riggs National Corp................................................................................       72,450
     4,100   UST Corporation....................................................................................       82,513
     1,600   Usbancorp, Inc.....................................................................................       71,200
                                                                                                                    ---------
                                                                                                                      638,872
                                                                                                                    ---------
Insurance 4.6%
       800   Allied Group, Inc..................................................................................       27,600
     5,100   American Annuity Group, Inc........................................................................       79,688
       600   First American Financial Co........................................................................       22,350
     4,900   Guaranty National Corp.............................................................................       86,363
     1,200   Life Re Corp.......................................................................................       48,900
     2,300   MMI Companies, Inc.................................................................................       58,650
     2,100   Nymagic, Inc.......................................................................................       40,163
                                                                                                                    ---------
                                                                                                                      363,714
                                                                                                                    ---------
Other Financial Companies 0.7%
     5,300   Cash America International, Inc....................................................................       51,675
                                                                                                                    ---------
Media 0.7%
Advertising
     3,100   True North Communications, Inc.....................................................................       58,125
                                                                                                                    ---------
Service Industries 6.5%
Environmental Services 2.1%
     6,700   Dames & Moore, Inc.................................................................................       87,100
     1,200   Mine Safety Appliance Co...........................................................................       76,200
                                                                                                                    ---------
                                                                                                                      163,300
                                                                                                                    ---------
Investment 1.0%
    10,300   Phoenix Duff & Phelps Corp.........................................................................       78,538
                                                                                                                    ---------
Miscellaneous Commercial Services 2.0%
     4,500   ABM Industries, Inc................................................................................       84,370
     2,500   McGrath Rentcorp...................................................................................       74,688
                                                                                                                    ---------
                                                                                                                      159,058
                                                                                                                    ---------
Printing/Publishing 1.4%
       800   Bowne & Co., Inc...................................................................................       21,700
     3,700   Merrill Corp.......................................................................................       88,800
                                                                                                                    ---------
                                                                                                                      110,500
                                                                                                                    ---------
Durables 6.2%
Aerospace 1.2%
     3,000   AAR Corp...........................................................................................       90,000
                                                                                                                    ---------
Automobiles 3.9%
     2,400   A.O. Smith Corp....................................................................................       83,700
       800   Breed Technologies, Inc............................................................................       15,600
     3,100   Coachmen Industries, Inc...........................................................................       58,513
     3,000   Exide Corp.........................................................................................       49,125
     2,900   Intermet Corp......................................................................................       38,063
     6,400   Simpson Industries, Inc............................................................................       63,200
                                                                                                                    ---------
                                                                                                                      308,201
                                                                                                                    ---------
Construction/Agricultural Equipment 1.1%
     2,400   The Manitowoc Company, Inc.........................................................................       86,700
                                                                                                                    ---------
Manufacturing 20.1%
Chemicals 0.9%
       900   Mississippi Chemical Corp..........................................................................       21,488

     The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    Market
Shares                                                                                                              Value ($)
--------------------------------------------------------------------------------------------------------------------------------
       800   NCH Corp...........................................................................................      47,300
                                                                                                                   ---------
                                                                                                                      68,788
                                                                                                                   ---------
Containers & Paper 2.3%
     2,000   Chesapeake Corp....................................................................................      55,000
     2,100   Clarcor Corp.......................................................................................      48,563
     2,200   Mosinee Paper Corp.................................................................................      75,350
                                                                                                                   ---------
                                                                                                                     178,913
                                                                                                                   ---------
Diversified Manufacturing 4.6%
     5,500   Cascade Corp.......................................................................................      84,563
     3,300   Robbins & Myers, Inc...............................................................................      87,450
     2,800   Scotsman Industries, Inc...........................................................................      78,400
     2,100   Tredegar Industries, Inc...........................................................................      84,788
       600   Valmont Industries.................................................................................      23,400
                                                                                                                   ---------
                                                                                                                     358,601
                                                                                                                   ---------
Hand Tools 0.3%
       800   L.S. Starrett Corp.................................................................................      22,900
                                                                                                                   ---------
Industrial Specialty 6.2%
     4,200   Albany International Corp. "A".....................................................................      86,625
     3,800   Apogee Enterprises, Inc............................................................................      75,050
     2,000   Applied Power, Inc. "A"............................................................................      84,000
     1,200   Barnes Group, Inc..................................................................................      86,250
     2,000   Electro Scientific Industries, Inc.*...............................................................      50,500
     4,000   FSI International, Inc.............................................................................      45,000
     5,400   Spartech Corp......................................................................................      60,750
                                                                                                                   ---------
                                                                                                                     488,175
                                                                                                                   ---------
Machinery/Components/Controls 4.4%
     3,800   Amcast Industrial Corp.............................................................................      88,820
     2,100   Charter Power Systems, Inc.........................................................................      67,988
     1,000   Duriron Company, Inc...............................................................................      22,000
     2,800   Graco, Inc.........................................................................................      80,500
     3,200   Tennant Company....................................................................................      88,800
                                                                                                                   ---------
                                                                                                                     348,108
                                                                                                                   ---------
Wholesale Distributors 1.4%
     1,200   Applied Industrial Technology, Inc.................................................................      42,000
     2,100   Hughes Supply, Inc.................................................................................      68,513
                                                                                                                   ---------
                                                                                                                     110,513
                                                                                                                   ---------
Technology 8.2%
Computer Software 1.0%
     3,500   MTS Systems Corp...................................................................................      77,000
EDP Peripherals 0.8%
                                                                                                                   ---------
     3,900   Gerber Scientific, Inc.............................................................................      60,450
                                                                                                                   ---------
Electronic Components/Distributors 2.9%
     1,800   CTS Corp...........................................................................................      91,800
     3,562   MicroAge Inc.......................................................................................      48,087
     3,800   Park Electrochemical Corp..........................................................................      86,925
                                                                                                                   ---------
                                                                                                                     226,812
                                                                                                                   ---------
Military Electronics 2.1%
     2,300   Logicon, Inc.......................................................................................      81,363
     3,700   Watkins-Johnson Co.................................................................................      84,638
                                                                                                                   ---------
                                                                                                                     166,001
                                                                                                                   ---------

     The accompanying notes are an integral part of the financial statements

AARP SMALL COMPANY STOCK FUND

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    Market
Shares                                                                                                              Value ($)
--------------------------------------------------------------------------------------------------------------------------------
Semiconductors 1.4%
     1,200   Burr-Brown Corp....................................................................................      39,150
     7,200   Chips & Technologies, Inc.*........................................................................      74,700
                                                                                                                   ---------
                                                                                                                     113,850
                                                                                                                   ---------
Energy 3.3%
Oil & Gas Production 1.6%
     1,900   KCS Energy, Inc....................................................................................      62,463
     5,000   Plains Resources, Inc.*............................................................................      66,250
                                                                                                                   ---------
                                                                                                                     128,713
                                                                                                                   ---------
Oil Companies 1.1%
     3,600   Holly Corp.........................................................................................      83,700
                                                                                                                   ---------
Oilfield Services/Equipment 0.6%
     2,300   Getty Petroleum Corp...............................................................................      47,150
                                                                                                                   ---------
Metals & Minerals 6.5%
Steel and Metals
     4,000   Brush Wellman, Inc.................................................................................      72,500
     5,900   Chaparral Steel Co.................................................................................      72,275
     2,100   Cleveland-Cliffs, Inc..............................................................................      88,725
     3,000   Commercial Metals Co...............................................................................      85,875
     3,000   Oregon Metallurgical Corp.*........................................................................      54,000
     3,500   Quanex Corp........................................................................................      87,938
     2,300   RMI Titanium Co.*..................................................................................      47,438
                                                                                                                   ---------
                                                                                                                     508,751
                                                                                                                   ---------
Construction 5.9%
Building Materials 5.1%
     1,800   Ameron International Corp..........................................................................      89,775
    10,500   Fedders Corp.......................................................................................      61,688
     2,200   Florida Rock Industries, Inc.......................................................................      72,050
     2,100   Lone Star Industries, Inc..........................................................................      81,375
     2,200   Medusa Corp........................................................................................      82,500
       500   Southdown, Inc.....................................................................................      17,125
                                                                                                                   ---------
                                                                                                                     404,513
                                                                                                                   ---------
Homebuilding 0.8%
     2,700   Skyline Corp.......................................................................................      59,063
                                                                                                                   ---------
Transportation 1.9%
Airlines 0.7%
     2,100   Alaska Air Group Inc.*.............................................................................      53,813
                                                                                                                   ---------
Trucking 1.2%
     3,600   USFreightways Corp.................................................................................      93,150
                                                                                                                   ---------
Utilities 3.3%
Electric Utilities 1.1%
     2,300   Northwestern Public Service Co.....................................................................      87,400
                                                                                                                   ---------
Natural Gas Distribution 2.2%
     2,800   Energen Corp.......................................................................................      83,650
     3,500   Northwest Natural Gas Co...........................................................................      85,750
                                                                                                                   ---------
                                                                                                                     169,400
                                                                                                                   ---------
             Total Common Stocks (Cost $7,275,059)..............................................................   7,104,425
                                                                                                                   ---------

     The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    Market
                                                                                                                    Value ($)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
SUMMARY                                                                                           % OF NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
     Total Investment Portfolio (Cost $8,378,059) (a) ................................................   104.4     8,207,425
     Other Assets and Liabilities, Net................................................................    (4.4)     (348,017)
                                                                                                         -----     ---------
     Net Assets ......................................................................................   100.0     7,859,408
                                                                                                         =====     =========
--------------------------------------------------------------------------------------------------------------------------------

(a) At March 31, 1997, the net unrealized appreciation on investments based on cost for federal income tax purposes of $8,378,059 was as follows:

       Aggregate gross unrealized appreciation for all
       investments in which there is an excess of value over
       tax cost ....................................................   $ 66,515

       Aggregate gross unrealized depreciation for all
       investments in which there is an excess of tax cost
       over value...................................................   (237,149)
                                                                      ---------
       Net unrealized appreciation..................................  $(170,634)
                                                                      =========
-------------------------------------------------------------------------------
       Purchases and sales of investment securities (excluding short-term investments) for the period February 1, 1997 (commencement of operations) through March 31, 1997, aggregated $7,275,059 and $0, respectively.
--------------------------------------------------------------------------------
       Percentage breakdown of investments is based on total net assets of the Fund. The total net assets of the Fund are comprised of the Fund's investment portfolio, other assets and liabilities. The percentage of the investment portfolio may be greater or less than 100% due to the inclusion of the Fund's assets and liabilities in the calculation. The Fund's other assets and liabilities are disclosed in the Statement of Assets and Liabilities.

     The accompanying notes are an integral part of the financial statements

AARP GLOBAL GROWTH FUND

-------------------------------------------------------------------------------------------------------------------------------
   LIST OF INVESTMENTS AS OF MARCH 31, 1997 (Unaudited)
-------------------------------------------------------------------------------------------------------------------------------
Principal                                                                                                               Market
Amount ($)                                                                                                             Value ($)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS 7.7%
-------------------------------------------------------------------------------------------------------------------------------
UNITED STATES
      8,307,000    Repurchase Agreement with Donaldson, Lufkin & Jenrette dated 3/31/97 at 6.375% to be repurchased at $8,308,471 on 4/1/97, collateralized by a $7,963,000 U.S. Treasury Note,
                   7.5%, 10/31/99 (Cost $8,307,000).............................................................      8,307,000
                                                                                                                      ---------
-------------------------------------------------------------------------------------------------------------------------------
BONDS 2.5%
-------------------------------------------------------------------------------------------------------------------------------
UNITED KINGDOM
      1,670,000    GBP United Kingdom Treasury Bond, 7.5%, 12/07/06 (Cost $2,781,058)...........................      2,720,536
                                                                                                                    -----------
-------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS 0.0%
-------------------------------------------------------------------------------------------------------------------------------
GHANA
         13,000    Ashanti Capital Corp., 5.5%, 3/15/03 (Cost $13,000)..........................................         11,050
                                                                                                                    -----------
-------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK 0.3%
-------------------------------------------------------------------------------------------------------------------------------
Shares
---------------
KOREA
          7,919    Samsung Electronics Co., Ltd. (Major electronics manufacturer) (b) (Cost $294,732)...........        319,705
                                                                                                                    -----------
-------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS 88.9%
-------------------------------------------------------------------------------------------------------------------------------
ARGENTINA 0.5%
         19,800    YPF S.A. "D" (ADR) (Petroleum company).......................................................        524,700
                                                                                                                    -----------
AUSTRALIA 2.1%
        493,058    Foster's Brewing Group Ltd. (Leading brewery)................................................      1,020,446
        166,200    Woodside Petroleum Ltd. (Major oil and gas producer).........................................      1,223,967
                                                                                                                    -----------
                                                                                                                      2,244,413
                                                                                                                    -----------
AUSTRIA 0.6%
         14,100    Flughafen Wien AG (Operator of terminals and facilities at
                      Vienna International Airport).............................................................        642,642
                                                                                                                    -----------
BERMUDA 0.1%
          3,450    Mid Ocean Limited (Property and casualty insurance company)..................................        164,738
                                                                                                                    -----------
BRAZIL 3.9%
         38,650    Aracruz Celulose S.A. (ADR) (Producer of eucalyptus kraft pulp)..............................        705,363
      3,071,000    Centrais Eletricas Brasileiras S/A "B" (pfd.) (Electric utility).............................      1,269,859
      6,200,000    Companhia Energetica de Minas Gerais (Electric power utility)................................        263,394
        771,000    Companhia Energetica de Minas Gerais (pfd.)..................................................         31,735
         40,400    Companhia Vale do Rio Doce (pfd.) (Diverse mining and industrial complex)....................        921,086
      5,600,000    Telecomunicacoes Brasileiras S.A.* (pfd.) (Telecommunication services) ......................        579,429
    421,400,000    Usinas Siderurgicas de Minas Gerais S/A (pfd.) (Non-coated flat products
                      and electrolytic galvanized products).....................................................        473,416
                                                                                                                    -----------
                                                                                                                      4,244,282
                                                                                                                    -----------
CANADA 1.6%
         16,200    Canadian National Railway Co. (Operator of one of Canada's two principal railroads)..........        573,954
         47,050    Canadian Pacific Ltd. (Ord.) (Transportation and natural resource conglomerate)..............      1,123,192
                                                                                                                    -----------
                                                                                                                      1,697,146
                                                                                                                    -----------

     The accompanying notes are an integral part of the financial statements

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Market
Shares                                                                                                                 Value ($)
-------------------------------------------------------------------------------------------------------------------------------
FRANCE 3.9%
          9,328    Compagnie Financiere de Paribas (Finance and investment company).............................        650,775
         11,800    Lafarge SA (Producer of cement, concrete and aggregates).....................................        819,243
         24,907    Michelin "B" (Leading tire manufacturer).....................................................      1,483,906
         21,466    Schneider SA (Manufacturer of electronic components and
                      automated manufacturing systems)..........................................................      1,231,107
                                                                                                                    -----------
                                                                                                                      4,185,031
                                                                                                                    -----------
GERMANY 18.2%
         51,510    BASF AG (Leading international chemical producer)............................................      1,945,522
         43,320    Bayer AG (Leading chemical producer).........................................................      1,802,403
         38,346    Bayerische Vereinsbank AG (Commercial bank)..................................................      1,588,554
         17,286    Commerzbank AG (Worldwide multi-service bank)................................................        497,439
         17,300    Daimler-Benz AG (Automobile and truck manufacturer)..........................................      1,383,585
         23,505    Deutsche Telekom AG (Telecommunication services).............................................        539,713
         20,566    Deutsche Telekom AG (ADR)....................................................................        449,881
         43,550    Hoechst AG (Chemical producer)...............................................................      1,763,671
          4,286    Mannesmann AG (Bearer) (Diversified construction and technology company).....................      1,639,369
            525    Muenchener Rueckversicherungs AG (Insurance company).........................................        959,982
         56,882    RWE AG (pfd.) (Producer and marketer of petroleum and chemical products).....................      2,052,935
          4,455    SAP AG (pfd.) (Computer software manufacturer)...............................................        763,867
          8,860    Schering AG (Pharmaceutical and chemical producer)...........................................        893,968
         12,350    Siemens AG (Leading electrical engineering and electronics company)..........................        665,627
         30,723    VEBA AG (Electric utility, distributor of oil and chemicals).................................      1,739,681
          2,060    VIAG AG (Provider of electrical power and natural gas services,
                      aluminum products, chemicals, ceramics and glass).........................................        973,189
                                                                                                                    -----------
                                                                                                                     19,659,386
                                                                                                                    -----------
GHANA 0.6%
         51,600    Ashanti Goldfields Co., Ltd. (ADS) (Leading gold producer)...................................        709,500
                                                                                                                    -----------
HONG KONG 1.4%
        136,000    Hutchison Whampoa, Ltd. (Container terminal and real estate company).........................      1,026,753
        131,000    Television Broadcasts, Ltd. (Television broadcasting)........................................        532,541
                                                                                                                    -----------
                                                                                                                      1,559,294
                                                                                                                    -----------
INDONESIA 0.2%
          8,200    Asia Pacific Resources International Holdings Ltd. (Manufacturer of rayon
                      fiber for Asian textile markets, owner of world's leading paper pulp mill)................         39,463
          2,730    Asia Pulp & Paper Co., Ltd.* (ADR) (Producer of pulp and paper)..............................         28,324
        185,653    Indah Kiat Pulp & Paper (Foreign registered) (Producer of pulp and paper)....................        137,249
          7,059    Indah Kiat Pulp & Paper Warrants* (expiring 4/13/01).........................................          2,205
         18,150    Pabrik Kertas Tjiwi Kimia (Operator of pulp and paper factory)...............................         18,142
                                                                                                                    -----------
                                                                                                                        225,383
                                                                                                                    -----------
JAPAN 5.6%
         56,000    Bridgestone Corp. (Leading automobile tire manufacturer).....................................      1,050,538
         46,000    Canon Inc. (Leading producer of visual image and information equipment)......................        985,688
          6,000    Japan Associated Finance Co. (Venture capital company).......................................        339,613
         52,000    Matsushita Electric Industrial Co., Ltd. (Leading manufacturer of consumer
                      electronic products)......................................................................        811,515
          3,400    Nichiei Co., Ltd. (Finance company for small- and medium-sized firms)........................        263,928
         10,300    SMC Corp. (Leading maker of pneumatic equipment).............................................        718,760
          1,300    Shohkoh Fund & Co., Ltd. (Finance company for small- and medium-sized firms).................        274,359
         10,000    Sony Corp. (Consumer electronic products manufacturer).......................................        699,442
        128,000    Sumitomo Metal Industries, Ltd. (Leading integrated crude steel producer)....................        289,804
        101,000    Sumitomo Metal Mining Co., Ltd. (Leading gold, nickel and copper mining company).............        610,067
                                                                                                                    -----------
                                                                                                                      6,043,714
                                                                                                                    -----------

     The accompanying notes are an integral part of the financial statements

AARP GLOBAL GROWTH FUND

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Market
Shares                                                                                                                 Value ($)
-------------------------------------------------------------------------------------------------------------------------------
KOREA 1.4%
         24,600    Korea Electric Power Co. (ADR) (Electric utility)............................................        430,500
         30,174    Korea Express Co., Ltd. (EDR) (General freight transport company)............................        316,827
          4,150    Samsung Display Devices (Leading manufacturer of CRT and picture tubes)......................        182,591
         35,404    Yukong, Ltd. (Korea's leading oil refiner)...................................................        632,567
                                                                                                                    -----------
                                                                                                                      1,562,485
                                                                                                                    -----------
NETHERLANDS 2.9%
         19,599    AEGON Insurance Group NV (Insurance company).................................................      1,380,484
         32,107    ING Groep NV (Insurance and financial services)..............................................      1,265,140
         11,800    Philips Electronics NV (Leading manufacturer of electrical equipment)........................        550,535
                                                                                                                    -----------
                                                                                                                      3,196,159
                                                                                                                    -----------
NEW ZEALAND 0.5%
        108,700    Telecom Corp. of New Zealand (Telecommunication services)....................................        494,616
                                                                                                                    -----------
SOUTH AFRICA 1.3%
         24,451    Rustenburg Platinum Holdings, Ltd. (ADR) (Leading platinum producer).........................        394,272
         45,760    Sasol Ltd. (Coal mining and processing, crude oil exploration and refining,
                      petrochemical production).................................................................        489,232
         16,300    South African Breweries (Brewery)............................................................        516,348
                                                                                                                    -----------
                                                                                                                      1,399,852
                                                                                                                    -----------
SWEDEN 4.5%
         53,200    AGA AB "B" (Free) (Producer and distributor of industrial and medical gases).................        805,483
         20,485    Astra AB "A" (Free) (Pharmaceutical company).................................................        991,684
         10,600    Autoliv AB (Manufacturer of automobile safety bags)..........................................        458,244
         58,965    S.K.F. AB "B" (Free) (Manufacturer of roller bearings).......................................      1,550,598
         33,252    Skandia Foersaekrings AB (Free) (Financial conglomerate).....................................      1,048,868
                                                                                                                    -----------
                                                                                                                      4,854,877
                                                                                                                    -----------
SWITZERLAND 10.0%
            707    ABB AG (Bearer) (Manufacturer of electrical equipment).......................................        849,854
         11,748    CS Holdings (Registered) (Provider of bank services, management
                      services and life insurance)..............................................................      1,410,135
          1,148    Ciba Specialty Chemical (Manufacturer of chemical products for plastics,
                      coatings, fibers and fabrics).............................................................         94,922
          9,729    Ciba Specialty Chemical (Registered).........................................................        804,441
          1,865    Clariant AG (Registered) (Manufacturer of color chemicals)...................................        918,764
          1,605    Holderbank Financiere Glaris AG (Bearer) (Cement producer)...................................      1,231,184
          1,257    Nestle SA (Registered) (Food manufacturer)...................................................      1,471,682
            727    Novartis AG (Bearer) (Pharmaceutical company)................................................        905,719
            702    Novartis AG (Registered).....................................................................        871,159
            886    Swiss Reinsurance (Registered) (Life, accident and health insurance company).................        941,898
          4,194    Zurich Insurance Group (Registered) (Insurance company)......................................      1,320,096
                                                                                                                    -----------
                                                                                                                     10,819,854
                                                                                                                    -----------
UNITED KINGDOM 9.0%
         74,990    BOC Group PLC (Producer of industrial gases).................................................      1,181,774
        129,333    Carlton Communications PLC (Television post production products
                      and services).............................................................................      1,106,314
        230,000    General Electric Co., PLC (Manufacturer of power, communications and
                      defense equipment and other various electrical components)................................      1,415,028
        224,915    Lonrho PLC (Widely diversified industrial holding company)...................................        536,478
         75,605    PowerGen PLC (Electric utility)..............................................................        738,759
         54,354    RTZ Corp., PLC (Mining and finance company)..................................................        861,040
         57,941    Reuters Holdings PLC (International news agency).............................................        590,940

     The accompanying notes are an integral part of the financial statements

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Market
Shares                                                                                                                 Value ($)
-------------------------------------------------------------------------------------------------------------------------------
         76,300    Shell Transport & Trading PLC (Part owner of Royal Dutch Shell Co.)..........................      1,361,821
         52,700    SmithKline Beecham PLC* (Manufacturer of ethical drugs and healthcare products)..............        783,691
         41,800    Unilever PLC (Manufacturer of consumer goods, food and personal care products)...............      1,109,802
                                                                                                                    -----------
                                                                                                                      9,685,647
                                                                                                                    -----------
UNITED STATES 20.6%
         25,800    Advanced Micro Devices Inc.* (Manufacturer of semiconductors and integrated circuits)........      1,070,700
         35,100    Anheuser-Busch Companies, Inc. (Leading brewery).............................................      1,478,583
          5,600    Biogen Inc. (Biotechnology research and development).........................................        209,300
          4,100    Boeing Co. (Manufacturer of jet airplanes)...................................................        404,363
         15,500    Charles Schwab Corp. (Discount brokerage services.)..........................................        494,063
         11,000    Chiron Corp. (Developer of therapeutic and diagnostic products)..............................        204,875
         30,520    EXEL, Ltd. (Provider of liability insurance).................................................      1,289,470
         23,100    Electronic Data Systems Corp. (Provider of information technology services)..................        932,663
         22,010    Enron Corp. (Major natural gas pipeline system)..............................................        836,380
         23,300    First Data Corp. (Credit-card processing services)...........................................        789,288
          1,700    General Re Corp. (Property and casualty reinsurance).........................................        268,600
         23,900    Goodyear Tire & Rubber Co. (Manufacturer of tires and rubber products).......................      1,248,775
          7,600    Guidant Corp. (Developer and manufacturer of products used in
                      minimally invasive surgery) ..............................................................        467,400
         39,250    Homestake Mining Co. (Major international gold producer).....................................        593,656
         10,550    International Business Machines Corp. (Principal manufacturer and servicer of
                      business and computing machines)..........................................................      1,449,306
         18,110    MBIA Inc. (Insurer of municipal bonds).......................................................      1,736,296
         31,100    National Semiconductor Corp. (Manufacturer of integrated circuits and transistors)...........        855,250
         14,200    Newmont Mining Corp. (International gold exploration and mining company).....................        550,250
          7,800    Parametric Technology Corp. (Mechanical design software producer)............................        351,975
          8,700    Parker-Hannifin Group (Fluid control components).............................................        371,925
         19,500    Praxair Inc. (Producer of industrial gases and specialized coatings).........................        875,063
         28,300    Sabre Group Holdings Inc.* (Travel reservation system provider)..............................        714,575
         32,400    Stillwater Mining Co.* (Exploration and development of mines in Montana
                      producing platinum, palladium and associated metals)......................................        635,850
         17,200    Toys "R" Us Inc.* (Discount toy supermarts)..................................................        481,600
         14,900    UNUM Corp. (Provider of disability, health and life insurance and group
                      pension products).........................................................................      1,087,700
         43,800    USAir Group, Inc.* (Major airline)...........................................................      1,073,100
         25,650    WMX Technologies Inc. (Solid and chemical waste management services).........................        785,531
         17,250    Xerox Corp. (Leading manufacturer of copiers and duplicators)................................        981,094
                                                                                                                    -----------
                                                                                                                     22,237,631
                                                                                                                    -----------
                   Total Common Stocks (Cost $88,690,508).......................................................     96,151,350
                                                                                                                    -----------
-------------------------------------------------------------------------------------------------------------------------------
SUMMARY                                                                                     % OF NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
                   Total Investment Portfolio (Cost $100,086,298) (a)...................          99.4              107,509,641
                   Other Assets and Liabilities, Net....................................           0.6                  633,553
                                                                                                 -----              -----------
                   Net Assets ..........................................................         100.0              108,143,194
                                                                                                 =====              ===========

     The accompanying notes are an integral part of the financial statements

AARP GLOBAL GROWTH FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
       *  Non income producing security.
     (a) At March 31, 1997, the net unrealized appreciation on investments based on cost for federal income tax purposes of $100,109,977 was as follows:

          Aggregate gross unrealized appreciation
          for all investments in which there is an
          excess of value over tax cost .......................... $ 10,854,440

          Aggregate gross unrealized depreciation
          for all investments in which there is an
          excess of tax cost over value ..........................   (3,454,776)
                                                                    -----------
          Net unrealized appreciation ............................  $ 7,399,664
                                                                    ===========
     (b) Securities valued in good faith by the Valuation Committee of the Board of Trustees amounted to $319,705 (.30% of net assets). The cost of this security, at March 31, 1997 was $294,732.
--------------------------------------------------------------------------------
          Purchases and sales of investment securities (excluding short-term investments) for the six months ended March 31, 1997 aggregated $29,886,443 and $10,474,756, respectively.
--------------------------------------------------------------------------------
          From February 1, 1996 through September 30, 1996, the Fund incurred approximately $33,467 of net realized capital losses which the Fund intends to elect to defer and treat as arising in the fiscal year ended September 30, 1997.
--------------------------------------------------------------------------------
          Percentage breakdown of investments is based on total net assets of the Fund. The total net assets of the Fund are comprised of the Fund's investment portfolio, other assets and liabilities. The percentage of the investment portfolio may be greater or less than 100% due to the inclusion of the Fund's assets and liabilities in the calculation. The Fund's other assets and liabilities are disclosed in the Statement of Assets and Liabilities.

          Currency Abbreviations
          GBP      British Pound

     The accompanying notes are an integral part of the financial statements

AARP INTERNATIONAL STOCK FUND

-------------------------------------------------------------------------------------------------------------------------------
   LIST OF INVESTMENTS AS OF MARCH 31, 1997 (Unaudited)
-------------------------------------------------------------------------------------------------------------------------------
Principal                                                                                                         Market
Amount ($)                                                                                                       Value ($)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS 3.0%
-------------------------------------------------------------------------------------------------------------------------------
        140,000    Repurchase Agreement with Donaldson, Lufkin & Jenrette dated
                   3/31/97 at 6.375% to be repurchased at $140,025 on 4/1/97, collateralized by a $123,000 U.S. Treasury Note, 8.875%, 2/15/19
                   (Cost $140,000) ..............................................................................  140,000
                                                                                                                 ---------
-------------------------------------------------------------------------------------------------------------------------------
   SHORT-TERM NOTES 10.8%
-------------------------------------------------------------------------------------------------------------------------------
UNITED STATES
        500,000    Student Loan Marketing Association Discount Note, 4/1/97 (Cost $500,000) .....................  500,000
                                                                                                                 ---------
-------------------------------------------------------------------------------------------------------------------------------
   CORPORATE BONDS 1.7%
-------------------------------------------------------------------------------------------------------------------------------
UNITED STATES
         70,000    Hysan Development Finance Co., 6.75%, 6/1/00 (Cost $82,850) ..................................   78,050
                                                                                                                 ---------
-------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS 89.2%
-------------------------------------------------------------------------------------------------------------------------------
Shares
-------------
AUSTRALIA 1.8%
         41,100    Foster's Brewing Group, Ltd. (Leading brewery) ...............................................   85,062
                                                                                                                 ---------
DENMARK 1.6%
          1,390    Tele Danmark A/S (Telecommunication services) ................................................   73,044
                                                                                                                 ---------
FRANCE 13.6%
            197    Bongrain SA (Manufacturer of cheese and other dairy products) ................................   78,386
            957    Credit Local de France (Bank) ................................................................  103,464
            900    Degremont (Builder and operator of water-treatment plants) ...................................   74,539
            894    Havas SA (Advertising and broadcasting conglomerate) .........................................   66,558
          3,283    Scor SA (Property, casualty and life reinsurance company) ....................................  134,197
            770    Societe Nationale Elf Aquitaine (Petroleum company) ..........................................   79,133
          3,073    Sommer-Allibert (Manufacturer of plastic products for automotive industry) ...................   96,878
                                                                                                                 ---------
                                                                                                                   633,155
                                                                                                                 ---------
GERMANY 13.5%
          3,812    BHF-Bank AG (Universal banking services) .....................................................   99,391
          2,267    Bayer AG (Leading chemical producer) .........................................................   94,322
          5,160    Deutsche Lufthansa AG (International airline) ................................................   74,709
            200    Dyckerhoff AG (Producer of cement, ready-mixed concrete and finishing products) ..............   83,333
             70    Dyckerhoff AG (pfd.) (Producer of cement, ready-mixed concrete and finishing products) .......   25,306
          1,620    Hochtief AG (Construction and civil engineering services) ....................................   68,374
          2,293    RWE AG (Producer and marketer of petroleum and chemical products) ............................  102,346
            350    Thyssen AG (Manufacturer of capital goods and steel products) ................................   79,002
                                                                                                                 ---------
                                                                                                                   626,783
                                                                                                                 ---------
HONG KONG 1.6%
         48,000    Peregrine Investment Holdings Ltd. (Leading financial services group) ........................   76,503
                                                                                                                 ---------
IRELAND 2.6%
         17,515    Allied Irish Bank PLC (Bank) .................................................................  120,388
                                                                                                                 ---------
ITALY 1.4%
          5,000    Banco Ambrosiano Veneto SpA (Bank) ...........................................................   11,396
         16,000    Fiat SpA (Manufacturer of automobiles, commercial vehicles, farm and construction
                      equipment) ................................................................................   28,742

     The accompanying notes are an integral part of the financial statements

AARP INTERNATIONAL STOCK FUND

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Market
Shares                                                                                                            Value ($)
--------------------------------------------------------------------------------------------------------------------------
          7,000    Societa Finanziaria Telefonica SpA di Risparmio (Telecommunication services) .................   24,855
                                                                                                                 ---------
                                                                                                                    64,993
                                                                                                                 ---------
JAPAN 11.6%
             22    East Japan Railway Co. (Railroad operator) ...................................................   89,836
          8,000    Hitachi Ltd. (General electronics manufacturer) ..............................................   71,157
          9,000    Matsushita Electric Works, Inc. (Leading maker of building materials and lighting
                      equipment) ................................................................................   82,235
         12,000    Mitsubishi Heavy Industries, Ltd. (Diversified heavy machinery manufacturer and leading
                      shipbuilder) ..............................................................................   78,111
         11,000    Nippon Meat Packers, Inc. (Leading meat processor) ...........................................  113,851
          8,000    Shiseido Co., Ltd. (Leading cosmetic producer) ...............................................  103,505
                                                                                                                 ---------
                                                                                                                   538,695
                                                                                                                 ---------
MALAYSIA 1.2%
         25,000    Guinness Anchor (Brewery) ....................................................................   57,500
                                                                                                                 ---------
NETHERLANDS 6.3%
            770    DSM NV (Plastics producer) ...................................................................   77,762
          1,040    Koninklijke Nedlloyd Groep NV (Container shipping and transportation) ........................   26,229
          2,310    Koninklijke PTT Nederland (Telecommunication services) .......................................   85,603
            580    Royal Dutch Petroleum Co. (Majority shareholder of Royal Dutch/Shell group of petroleum companies) ................................................................................  105,334
                                                                                                                 ---------
                                                                                                                   294,928
                                                                                                                 ---------
NORWAY 0.8%
          8,800    Den Norske Bank (Bank) .......................................................................   37,954
SPAIN 3.9%
          2,400    Autopistas del Mare Nostrum SA (Builder and operator of toll motorways) ......................   32,957
            900    Banco Bilbao Vizcaya, S.A. (Leading financial group) .........................................   54,659
          3,900    Compania Telefonica Nacional de Espana S.A. (Telecommunication services) .....................   94,274
                                                                                                                 ---------
                                                                                                                   181,890
                                                                                                                 ---------
SWEDEN 7.1%
          3,270    AssiDoman AB (Forestry group) ................................................................   86,860
          2,490    OM Gruppen AB (Free) (Operator of financial exchanges and clearing organizations) ............   81,022
          3,640    S.K.F. AB "B" (Free) (Manufacturer of roller bearings) .......................................   95,721
          3,500    Svedala Industri AB (Manufacturer of machinery for construction, mineral processing and
                      materials handling) .......................................................................   68,332
                                                                                                                 ---------
                                                                                                                   331,935
                                                                                                                 ---------
SWITZERLAND 8.4%
            427    ABB AG (Registered) (Manufacturer of electrical equipment) ...................................   99,095
              7    Bobst, SA (Manufacturer of printing presses for board and paper) .............................   10,336
            150    Clariant AG (Registered) (Manufacturer of color chemicals) ...................................   73,895
             91    Georg Fischer AG (Manufacturer of automotive products and piping systems) ....................  110,525
            139    Winterthur Schweizerische Versicherungs-Gesellschaft "B" (Multi-line insurance company) ......   96,581
                                                                                                                 ---------
                                                                                                                   390,432
                                                                                                                 ---------
UNITED KINGDOM 13.8%
          6,039    Energy Group PLC* (Electricity generation and distribution) ..................................   50,465
         10,650    General Electric Co., PLC (Manufacturer of power, communications and defense equipment
                      and other various electrical components) ..................................................   65,522
          7,248    Hanson PLC (Industrial management company) ...................................................   34,219
          8,870    National Power PLC (Electricity generation company) ..........................................   71,205
          6,170    Railtrack Group PLC (Operator of most of British railway infrastructure) .....................   45,775
         14,900    Rank Group PLC (Diversified leisure services: hotels, amusement machines, restaurants, film and television) ......................................................................  103,924
         11,860    Royal & Sun Alliance Insurance Group PLC (Multi-line insurance holding company) ..............   87,599

     The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Market
Shares                                                                                                            Value ($)
--------------------------------------------------------------------------------------------------------------------------
         19,730    Tomkins PLC (Manufacturer of fluid controls, industrial products, garden and leisure
                      products) .................................................................................   88,280
          7,580    United News & Media PLC (Information and publication services group) .........................   94,017
                                                                                                                 ---------
                                                                                                                   641,006
                                                                                                                 ---------
                   Total Common Stocks (Cost $4,119,186) ........................................................4,154,268
                                                                                                                 ---------
--------------------------------------------------------------------------------------------------------------------------
   PURCHASED OPTIONS 0.3%
--------------------------------------------------------------------------------------------------------------------------
Principal
Amount
---------------
FRF   1,719,000    Put on French Francs, strike price 5.73, expire 12/18/97 .....................................    4,555
FRF     229,200    Put on French Francs, strike price 5.73, expire 8/7/97 .......................................      440
FRF     116,600    Put on French Francs, strike price 5.83, expire 8/18/97 ......................................      142
DEM     510,000    Put on Deutsche Marks, strike price 1.7, expire 12/18/97 .....................................    5,253
DEM      68,000    Put on Deutsche Marks, strike price 1.7, expire 8/7/97 .......................................      517
DEM      69,120    Put on Deutsche Marks, strike price 1.728, expire 8/18/97 ....................................      359
GBP     194,805    Put on British Pounds, strike price 1.54, expire 12/18/97 ....................................    2,774
GBP      12,903    Put on British Pounds, strike price 1.55, expire 8/18/97 .....................................       90
GBP      25,478    Put on British Pounds, strike price 1.57, expire 8/7/97 ......................................      247
                                                                                                                 ---------
                   Total Purchased Options (Cost $20,573) .......................................................   14,377
                                                                                                                 ---------
--------------------------------------------------------------------------------------------------------------------------
   SUMMARY                                                                                     % OF NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
                   Total Investment Portfolio (Cost $4,862,609) (a) ...........................   105.0          4,886,695
                   Other Assets and Liabilities, Net ..........................................    (5.0)          (231,579)
                                                                                                  -----          ---------
                   Net Assets .................................................................   100.0          4,655,116
                                                                                                  =====          =========
--------------------------------------------------------------------------------------------------------------------------

     *    Non income producing security.

     (a) At March 31, 1997, the net unrealized appreciation on investments based on cost for federal income tax purposes of $4,862,609 was as follows:

          Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost .......  $ 102,042

          Aggregate gross unrealized depreciation for all
          investments in which there is an excess
          of tax cost over value ...................................    (77,956)
                                                                      ---------
          Net unrealized appreciation ..............................  $  24,086
                                                                      =========
-------------------------------------------------------------------------------
          Purchases and sales of investment securities (excluding short-term investments) for the period February 1, 1997 (commencement of operations) through March 31, 1997, aggregated $4,262,226 and $42,679, respectively.
-------------------------------------------------------------------------------
          Percentage breakdown of investments is based on total net assets of the Fund. The total net assets of the Fund are comprised of the Fund's investment portfolio, other assets and liabilities. The percentage of the investment portfolio may be greater or less than 100% due to the inclusion of the Fund's assets and liabilities in the calculation. The Fund's other assets and liabilities are disclosed in the Statement of Assets and Liabilities.

          Currency Abbreviations
          FRF      French Francs
          DEM      Deutsche Marks
          GBP      British Pound

     The accompanying notes are an integral part of the financial statements

AARP DIVERSIFIED INCOME PORTFOLIO

--------------------------------------------------------------------------------------------------------------------------
   LIST OF INVESTMENTS AS OF MARCH 31, 1997 (Unaudited)
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Market
Shares                                                                                                           Value ($)
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
   INVESTMENTS 90.6%
--------------------------------------------------------------------------------------------------------------------------
          255,537    AARP Bond Fund for Income ...............................................................   3,761,498
          254,143    AARP GNMA & U.S. Treasury Fund ..........................................................   3,766,394
           68,550    AARP Global Growth Fund .................................................................   1,141,357
           28,976    AARP Growth & Income Fund ...............................................................   1,346,511
        1,894,625    AARP High Quality Money Fund ............................................................   1,894,625
           41,937    AARP US Stock Index Fund ................................................................     605,990
                                                                                                                ----------
                     Total Investments (Cost $12,697,950) ....................................................  12,516,375
                                                                                                                ----------
--------------------------------------------------------------------------------------------------------------------------
   SUMMARY                                                                                 % OF NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
                     Total Investment Portfolio (Cost $12,697,949) (a) ........................   90.6          12,516,375
                     Other Assets and Liabilities, Net ........................................    9.4           1,296,067
                                                                                                 -----          ----------
                     Net Assets ...............................................................  100.0          13,812,442
                                                                                                 =====          ==========
--------------------------------------------------------------------------------------------------------------------------

     (a)  At March 31, 1997, the net unrealized depreciation on investments based on cost for federal income tax purposes of $12,697,949 was as follows:

          Aggregate gross unrealized appreciation for all investments in which there
           is an excess of value over tax cost................................................................  $    -

          Aggregate gross unrealized depreciation for all investments in which there
           is an excess of tax cost over value................................................................   (181,574)
                                                                                                                ----------

          Net unrealized depreciation ........................................................................  $(181,574)
                                                                                                                =========

--------------------------------------------------------------------------------
          Purchases and sales of investment securities (excluding short-term investments) for the period February 1, 1997 (commencement of operations) to March 31, 1997, aggregated $10,803,325 and $0, respectively.
--------------------------------------------------------------------------------
          Percentage breakdown of investments is based on total net assets of the Fund. The total net assets of the Fund are comprised of the Fund's investment portfolio, other assets and liabilities. The percentage of the investment portfolio may be greater or less than 100% due to the inclusion of the Fund's assets and liabilities in the calculation. The Fund's other assets and liabilities are disclosed in the Statement of Assets and Liabilities.

     The accompanying notes are an integral part of the financial statements

AARP DIVERSIFIED GROWTH PORTFOLIO

--------------------------------------------------------------------------------------------------------------------------
   LIST OF INVESTMENTS AS OF MARCH 31, 1997 (Unaudited)
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Market
Shares                                                                                                           Value ($)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
   INVESTMENTS 93.6%
--------------------------------------------------------------------------------------------------------------------------
          137,305   AARP Bond Fund for Income ................................................................   2,021,132
          129,728   AARP GNMA & U.S. Treasury Fund ...........................................................   1,922,568
           61,400   AARP Global Growth Fund ..................................................................   1,022,314
           42,463   AARP Growth & Income Fund ................................................................   1,973,255
          102,994   AARP High Quality Money Fund .............................................................     102,994
           67,610   AARP International Stock Fund ............................................................   1,028,344
           66,908   AARP Small Company Stock Fund ............................................................     997,601
           67,602   AARP US Stock Index Fund .................................................................     976,846
                                                                                                                ----------
                    Total Investments (Cost $10,244,009) .....................................................  10,045,054
                                                                                                                ----------
--------------------------------------------------------------------------------------------------------------------------
   SUMMARY                                                                                      % OF NET ASSETS
--------------------------------------------------------------------------------------------------------------------------

                   Total Investment Portfolio (Cost $10,244,009)(a)                                    93.6     10,045,054
                   Other Assets and Liabilities, Net ..............................................     6.4        686,788
                                                                                                      -----     ----------
                   Net Assets .....................................................................   100.0     10,731,842
                                                                                                      =====     ==========
--------------------------------------------------------------------------------------------------------------------------

 (a) At March 31, 1997, the net unrealized depreciation on investments based on cost for federal income tax purposes of $10,244,009 was as follows:

     Aggregate gross unrealized appreciation for all investments in
     which there is an excess of value over tax cost ..............   $   8,311

     Aggregate gross unrealized depreciation for all investments in
     which there is an excess of tax cost over value ..............    (207,266)
                                                                      ---------

     Net unrealized depreciation ..................................   $(198,955)
                                                                      =========
     ---------------------------------------------------------------------------
     Purchases and sales of investment securities (excluding short-term investments) for the period beginning February 1, 1997 (commencement of operations) to March 31, 1997, aggregated $10,141,015 and $0, respectively.
     ---------------------------------------------------------------------------
     Percentage breakdown of investments is based on total net assets of the Fund. The total net assets of the Fund are comprised of the Fund's investment portfolio, other assets and liabilities. The percentage of the investment portfolio may be greater or less than 100% due to the inclusion of the Fund's assets and liabilities in the calculation. The Fund's other assets and liabilities are disclosed in the Statement of Assets and Liabilities.

  The accompanying notes are an integral part of the financial statements

                                    This Page
                                  intentionally
                                   left blank.

                                    F I N A N C I A L  S T A T E M E N T S

FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------------------------------------------------------------
                                                     AARP High       AARP High        AARP GNMA       AARP High       AARP Insured
                                                      Quality     Quality Tax Free     and U.S.        Quality      Tax Free General
March 31, 1997 (Unaudited)                          Money Fund      Money Fund       Treasury Fund    Bond Fund        Bond fund
------------------------------------------------------------------------------------------------------------------------------------
   ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value (for identified cost, see
   accompanying lists of investment portfolios)  $ 454,230,675   $ 104,586,930   $ 4,611,569,158   $ 454,297,440     $1,669,657,215
Cash ..........................................            807          28,408               207             996             23,902
Receivable on investments sold ................             --         100,000                --       8,031,037          6,760,940
Investment income receivable ..................      2,004,706         763,111        37,376,430       6,475,181         21,439,204
Receivable on Fund shares sold ................      7,478,750         450,644         2,515,487         239,554            768,373
Unrealized appreciation on forward currency
   exchange contracts .........................             --              --                --              --                 --
Daily variation margin on futures
   contracts ..................................             --              --                --              --            152,344
Reimbursement from Fund Manager ...............             --              --                --              --                 --
Deferred organization expenses ................             --              --                --              --                 --
Other assets ..................................         11,765           3,253           138,791          11,611             37,568
                                                 -------------   -------------   ---------------   -------------       -------------
Total assets ..................................    463,726,703     105,932,346     4,651,600,073     469,055,819      1,698,839,546
------------------------------------------------------------------------------------------------------------------------------------
   LIABILITIES
------------------------------------------------------------------------------------------------------------------------------------
Investments purchased .........................             --         327,510                --              --          3,000,000
Fund shares redeemed ..........................      3,214,456         175,709         5,879,926       1,066,389          1,852,368
Dividends payable .............................        147,171          42,857        10,850,010         695,573          2,896,059
Unrealized depreciation on forward currency
   exchange contracts .........................             --              --                --              --                 --
Management fee ................................        149,282          34,877         1,608,928         193,100            695,399
Other payables and accrued expenses ...........        110,186          38,848         1,343,831         179,464            278,684
                                                 -------------   -------------   ---------------   -------------       -------------
Total liabilities .............................      3,621,095         619,801        19,682,695       2,134,526          8,722,510
------------------------------------------------------------------------------------------------------------------------------------
Net assets at value ...........................  $ 460,105,608   $ 105,312,545   $ 4,631,917,378   $ 466,921,293     $1,690,117,036
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed (overdistributed)
   net investment income (loss) ...............  $          --   $          --   $            --   $     176,290     $           --
Net unrealized appreciation (depreciation) on:
   Investments ................................       (218,153)             --       (22,019,180)     (8,728,827)        69,684,340
   Futures contracts ..........................             --              --                --              --          2,915,831
   Options ....................................             --              --                --              --                 --
   Foreign currency related transactions ......             --              --                --              --                 --
Accumulated net realized capital gain (loss) ..        (67,491)       (825,973)     (329,671,728)     (9,229,924)       (20,601,214)
Paid-in capital ...............................    460,391,252     106,138,518     4,983,608,286     484,703,754      1,638,118,079
------------------------------------------------------------------------------------------------------------------------------------
Net assets at value ...........................  $ 460,105,608   $ 105,312,545   $ 4,631,917,378   $ 466,921,293    $ 1,690,117,036
------------------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding* ....    460,326,926     105,318,031       312,536,423      29,823,311         95,259,068
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering and redemption
   price per share ............................          $1.00           $1.00            $14.82          $15.66             $17.74
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------------------------------------------------------------
                                                    AARP Bond            AARP Balanced             AARP Growth           AARP U.S.
                                                     Fund for            Stock and Bond             and Income          Stock Index
March 31, 1997 (Unaudited)                            Income                  Fund                     Fund                Fund
------------------------------------------------------------------------------------------------------------------------------------
   ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value (for identified cost, see
   accompanying lists of investment portfolios)  $   13,442,915          $  493,201,862           $4,873,530,485      $  11,493,231
Cash ..........................................           1,441                     606               36,626,822             10,278
Receivable on investments sold ................              --                  93,666               70,234,881                 --
Investment income receivable ..................          69,497               3,068,459               17,574,504             13,977
Receivable on Fund shares sold ................         435,898               1,604,490                2,944,252            222,282
Unrealized appreciation on forward currency
   exchange contracts .........................              --                      --                       --                 --
Daily variation margin on futures
   contracts ..................................              --                      --                       --                 --
Reimbursement from Fund Manager ...............          59,040                      --                       --             67,768
Deferred organization expenses ................          12,594                  16,622                       --             15,501
Other assets ..................................              --                   8,327                   91,095                 --
                                                  -------------           -------------            -------------       -------------
Total assets ..................................      14,021,385             497,994,032            5,001,002,039         11,823,037
------------------------------------------------------------------------------------------------------------------------------------
   LIABILITIES
------------------------------------------------------------------------------------------------------------------------------------
Investments purchased .........................       1,499,652               5,410,684               44,541,312            354,555
Fund shares redeemed ..........................          24,983               1,103,311                       --             22,794
Dividends payable .............................           9,878                      --                       --                 --
Unrealized depreciation on forward currency
   exchange contracts .........................              --                      --                       --                 --
Management fee ................................           5,172                 202,546                1,868,338              3,436
Other payables and accrued expenses ...........          64,962                  28,240                1,087,926             84,275
                                                  -------------           -------------            -------------       -------------
Total liabilities .............................       1,604,647               6,744,781               47,497,576            465,060
------------------------------------------------------------------------------------------------------------------------------------
Net assets at value ...........................  $   12,416,738          $  491,249,251           $4,953,504,463      $  11,357,977
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed (overdistributed)
   net investment income (loss) ...............  $           --          $       66,904           $    3,722,220      $      (3,144)
Net unrealized appreciation (depreciation) on:
   Investments ................................        (171,214)             55,019,122            1,193,782,697           (529,096)
   Futures contracts ..........................              --                      --                       --                 --
   Options ....................................              --                      --                       --                 --
   Foreign currency related transactions ......              --                   1,663                 (365,877)                --
Accumulated net realized capital gain (loss) ..          (7,472)              6,492,161              163,022,499                 --
Paid-in capital ...............................      12,595,424             429,669,401            3,593,342,924         11,890,217
------------------------------------------------------------------------------------------------------------------------------------
Net assets at value ...........................  $   12,416,738          $  491,249,251           $4,953,504,463      $  11,357,977
------------------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding* ....         843,514              26,768,671              106,586,312            786,198
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering and redemption
   price per share ............................          $14.72                  $18.35                   $46.47             $14.45
------------------------------------------------------------------------------------------------------------------------------------

* Unlimited number of shares authorized, $.01 par value, except the AARP High Quality Tax Free Money Fund, which has a $.001 par value.

     The accompanying notes are an integral part of the financial statements


                                    108 & 109

FINANCIAL STATEMENTS

---------------------------------------------------------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES
---------------------------------------------------------------------------------------------------------------------------------
                                                        AARP Capital          AARP Small           AARP                AARP
                                                           Growth               Company           Growth           International
March 31, 1997 (Unaudited)                                 Fund              Stock Fund            Fund              Stock Fund
---------------------------------------------------------------------------------------------------------------------------------
   ASSETS
---------------------------------------------------------------------------------------------------------------------------------
Investments, at value (for identified cost, see
   accompanying lists of investment portfolios) ..... $ 905,912,863        $     8,207,425       $107,509,641       $4,886,695
Cash, including foreign currency ....................           625                  9,812             30,656           87,776
Receivable on investments sold ......................            --                     --                 --            8,241
Investment income receivable ........................       652,317                  5,338            261,674           12,381
Receivable on Fund shares sold ......................       477,157                290,066            492,648          174,089
Unrealized appreciation on forward currency
   exchange contracts ...............................            --                     --             72,755               --
Daily variation margin on futures
   contracts ........................................            --                     --                 --               --
Reimbursement from Fund Manager .....................            --                 67,936             81,126           67,550
Deferred organization expenses ......................            --                 12,594             11,519           12,594
Other assets ........................................        17,034                     --              1,690               --
                                                      -------------        ---------------        -----------        ---------
Total assets ........................................   907,059,996              8,593,171        108,461,709        5,249,326
---------------------------------------------------------------------------------------------------------------------------------
   LIABILITIES
---------------------------------------------------------------------------------------------------------------------------------
Investments purchased ...............................            --                644,478                 --          509,980
Fund shares redeemed ................................       995,899                  1,574             56,977               --
Dividends payable ...................................            --                     --                 --               --
Unrealized depreciation on forward currency
   exchange contracts ...............................            --                     --              8,919               --
Management fee ......................................       492,202                  4,177            140,839            2,808
Other payables and accrued expenses .................       328,101                 83,534            111,780           81,422
                                                      -------------        ---------------        -----------        ---------
Total liabilities ...................................     1,816,202                733,763            318,515          594,210
---------------------------------------------------------------------------------------------------------------------------------
Net assets at value ................................. $ 905,243,794        $     7,859,408       $108,143,194     $  4,655,116
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed (overdistributed)
   net investment income (loss) ..................... $   2,821,920        $         6,931       $   (129,270)    $     13,831
Net unrealized appreciation (depreciation) on:
   Investments ......................................   197,873,458               (170,634)         7,423,343           24,086
   Futures contracts ................................            --                     --                 --               --
   Options ..........................................            --                     --                 --               --
   Foreign currency related transactions ............            --                     --             64,119           (1,565)
Accumulated net realized capital gain (loss) ........    40,998,975                     --            271,662            2,374
Paid-in capital .....................................   663,549,441              8,023,111        100,513,340        4,616,390
---------------------------------------------------------------------------------------------------------------------------------
Net assets at value ................................. $ 905,243,794        $     7,859,408       $108,143,194     $  4,655,116
---------------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding* ..........    20,984,463                527,025          6,496,092          306,011
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering and redemption
   price per share ..................................        $43.14                 $14.91             $16.65           $15.21
---------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------------------
                                                        AARP Diversified    AARP Diversified
                                                              Income              Growth
March 31, 1997 (Unaudited)                                  Portfolio           Portfolio
--------------------------------------------------------------------------------------------
   ASSETS
--------------------------------------------------------------------------------------------
Investments, at value (for identified cost, see
   accompanying lists of investment portfolios) .....      $ 12,516,375      $ 10,045,054
Cash, including foreign currency ....................                --                --
Receivable on investments sold ......................           182,593           171,351
Investment income receivable ........................            34,253            16,318
Receivable on Fund shares sold ......................         1,312,218           690,897
Unrealized appreciation on forward currency
   exchange contracts ...............................                --                --
Daily variation margin on futures
   contracts ........................................                --                --
Reimbursement from Fund Manager .....................                --                --
Deferred organization expenses ......................                --                --
Other assets ........................................                --                --
                                                             ----------        ----------
Total assets ........................................        14,045,439        10,923,620
--------------------------------------------------------------------------------------------
   LIABILITIES
--------------------------------------------------------------------------------------------
Investments purchased ...............................           216,672           187,528
Fund shares redeemed ................................             5,965             4,250
Dividends payable ...................................            10,360                --
Unrealized depreciation on forward currency
   exchange contracts ...............................                --                --
Management fee ......................................                --                --
Other payables and accrued expenses .................                --                --
                                                             ----------        ----------
Total liabilities ...................................           232,997           191,778
--------------------------------------------------------------------------------------------
Net assets at value .................................      $ 13,812,442      $ 10,731,842
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
   NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------------------
Accumulated undistributed (overdistributed)
   net investment income (loss) .....................      $      4,064      $     31,234
Net unrealized appreciation (depreciation) on:
   Investments ......................................          (181,574)         (198,955)
   Futures contracts ................................                --                --
   Options ..........................................                --                --
   Foreign currency related transactions ............                --                --
Accumulated net realized capital gain (loss) ........                --                --
Paid-in capital .....................................        13,989,952        10,899,563
--------------------------------------------------------------------------------------------
Net assets at value .................................      $ 13,812,442      $ 10,731,842
--------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding* ..........           925,552           717,478
--------------------------------------------------------------------------------------------
Net asset value, offering and redemption
   price per share ..................................            $14.92            $14.96
--------------------------------------------------------------------------------------------

* Unlimited number of shares authorized, $.01 par value, except the AARP High Quality Tax Free Money Fund, which has a $.001 par value.

     The accompanying notes are an integral part of the financial statements


                                    110 & 111

FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------------------
   STATEMENTS OF OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
                                                             AARP High      AARP High     AARP GNMA       AARP High   AARP Insured
Six Months Ended March 31, 1997                               Quality   Quality Tax Free   and U.S.        Quality  Tax Free General
(Unaudited)                                                 Money Fund      Money Fund   Treasury Fund    Bond Fund    Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
   INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------------------------------
Income:
   Interest .............................................  $ 11,913,098   $  1,870,013  $ 171,669,357   $ 16,606,863 $ 47,964,737
   Dividends ............................................            --             --             --             --           --
                                                           ------------   ------------  -------------   ------------ ------------
                                                             11,913,098      1,870,013    171,669,357     16,606,863   47,964,737
   Less foreign taxes withheld ..........................            --             --             --             --           --
                                                           ------------   ------------  -------------   ------------ ------------
                                                             11,913,098      1,870,013    171,669,357     16,606,863   47,964,737
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Management fee .......................................       852,701        209,565      9,866,205      1,193,580    4,161,987
   Services to shareholders .............................       838,757        159,110      4,452,439        870,629    1,078,131
   Trustees' fees and expenses ..........................        12,812         13,158         13,794         13,772       13,163
   Shareholder communications ...........................       113,604         28,148        724,031        121,989      262,714
   Legal ................................................         2,165          1,565          3,468            485        3,028
   Auditing .............................................        13,000         13,000         31,775         23,225       28,350
   Custodian and accounting fees ........................        44,731         26,194        472,625         58,822      174,735
   Registration expenses ................................        57,839         11,391         40,588         16,897       36,995
   Amortization of organization expenses ................            --             --             --             --           --
   Other ................................................        15,786          7,888         68,796          9,260       24,240
                                                           ------------   ------------  -------------   ------------ ------------
Total expenses before reductions ........................     1,951,395        470,019     15,673,721      2,308,659    5,783,343

Expense reductions ......................................            --             --             --             --           --
                                                           ------------   ------------  -------------   ------------ ------------
Expenses, net ...........................................     1,951,395        470,019     15,673,721      2,308,659    5,783,343
------------------------------------------------------------------------------------------------------------------------------------
Net investment income ...................................     9,961,703      1,399,994    155,995,636     14,298,204   42,181,394
------------------------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) from:
     Investments ........................................        (3,165)            --     (7,236,209)      (915,590)   2,837,134
     Futures contracts ..................................            --             --             --        651,976   (4,133,344)
     Options ............................................            --             --             --        (28,219)          --
     Foreign currency related transactions ..............            --             --             --             --           --
   Net unrealized appreciation (depreciation) on:
     Investments ........................................       (83,033)            --    (19,591,638)    (4,158,883)  (9,197,289)
     Futures contracts ..................................            --             --             --             --    4,807,906
     Written options ....................................            --             --             --             --           --
     Foreign currency related transactions ..............            --             --             --             --           --
                                                           ------------   ------------  -------------   ------------ ------------
Net gain (loss) on investments ..........................       (86,198)            --    (26,827,847)    (4,450,716)  (5,685,593)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations ............................  $  9,875,505   $  1,399,994  $ 129,167,789   $  9,847,488 $ 36,495,801
------------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
   STATEMENTS OF OPERATIONS
----------------------------------------------------------------------------------------------------------------------
                                                              AARP Bond   AARP Balanced     AARP Growth    AARP U.S.
Six Months Ended March 31, 1997                                Fund for   Stock and Bond    and Income    Stock Index
(Unaudited)                                                   Income (a)      Fund             Fund         Fund (a)
----------------------------------------------------------------------------------------------------------------------
   INVESTMENT INCOME
----------------------------------------------------------------------------------------------------------------------
Income:
   Interest .............................................   $  62,666    $  6,558,121    $   5,876,997    $   6,488
   Dividends ............................................          --       4,199,786       67,916,837       26,740
                                                            ---------    ------------    -------------    ---------
                                                               62,666      10,757,907       73,793,834       33,228
   Less foreign taxes withheld ..........................          --         (67,585)      (1,356,837)          --
                                                            ---------    ------------    -------------    ---------
                                                               62,666      10,690,322       72,436,997       33,228
----------------------------------------------------------------------------------------------------------------------
Expenses:
   Management fee .......................................       5,172       1,087,201       11,011,082        3,436
   Services to shareholders .............................       8,112         595,821        3,950,994       15,913
   Trustees' fees and expenses ..........................       2,087          13,956           13,070        2,087
   Shareholder communications ...........................       3,299          38,528          478,315        4,451
   Legal ................................................       2,649             326           (1,708)       2,306
   Auditing .............................................       1,282          15,775            1,229          858
   Custodian and accounting fees ........................      10,701          76,663          511,567       29,806
   Registration expenses ................................      22,355          26,457           94,800       11,535
   Amortization of organization expenses ................         406           4,435               --          499
   Other ................................................       2,977           8,070           61,919        2,819
                                                            ---------    ------------    -------------    ---------
Total expenses before reductions ........................      59,040       1,867,232       16,121,268       73,710

Expense reductions ......................................     (59,040)             --               --      (67,768)
                                                            ---------    ------------    -------------    ---------
Expenses, net ...........................................          --       1,867,232       16,121,268        5,942
----------------------------------------------------------------------------------------------------------------------
Net investment income ...................................      62,666       8,823,090       56,315,729       27,286
----------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) from:
     Investments ........................................      (7,472)      7,455,021      180,800,730           --
     Futures contracts ..................................          --              --               --           --
     Options ............................................          --              --           19,199           --
     Foreign currency related transactions ..............          --           1,648          253,341           --
   Net unrealized appreciation (depreciation) on:
     Investments ........................................    (171,214)     13,434,559      232,249,592     (529,096)
     Futures contracts ..................................          --              --               --           --
     Written options ....................................          --              --              801           --
     Foreign currency related transactions ..............          --           1,500         (355,491)          --
                                                            ---------    ------------    -------------    ---------
Net gain (loss) on investments ..........................    (178,686)     20,892,728      412,968,172     (529,096)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations ............................   $(116,020)   $ 29,715,818    $ 469,283,901    $(501,810)
----------------------------------------------------------------------------------------------------------------------

(a) These Funds commenced operations on February 1, 1997.

    The accompanying notes are an integral part of the financial statements


                                    112 & 113

FINANCIAL STATEMENTS

------------------------------------------------------------------------------------------------------------------------
   STATEMENTS OF OPERATIONS
------------------------------------------------------------------------------------------------------------------------
                                                            AARP Capital    AARP Small    AARP Global        AARP
Six Months Ended March 31, 1997                                Growth        Company        Growth        International
(Unaudited)                                                     Fund      Stock Fund (a)     Fund        Stock Fund (a)
------------------------------------------------------------------------------------------------------------------------
   INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------------------
Income:
   Interest ..............................................  $   732,373   $    6,576      $   288,373         $  6,439
   Dividends .............................................    6,894,398        9,036          487,691           15,020
   Income distributions from Underlying Funds ............  $        --   $       --             --               --
                                                            -----------   ----------      -----------         --------
                                                              7,626,771       15,612          776,064           21,459
   Less foreign taxes withheld ...........................      (75,186)          --          (47,411)          (2,112)
                                                            -----------   ----------      -----------         --------
                                                              7,551,585       15,612          728,653           19,347
------------------------------------------------------------------------------------------------------------------------
Expenses:
   Management fee ........................................    2,737,801        4,177          389,916            2,808
   Services to shareholders ..............................    1,058,641       21,499          316,246           10,941
   Trustees' fees and expenses ...........................       12,834        2,087           12,579            2,087
   Shareholder communications ............................      152,554        5,025           30,120            5,441
   Legal .................................................        1,072        2,649            2,922            3,175
   Auditing ..............................................       21,350          858           15,350            2,328
   Custodian and accounting fees .........................       86,944       25,716           84,346           31,655
   Registration expenses .................................       44,446       11,021           34,529            8,809
   Amortization of organization expenses .................           --          406            1,494              406
   Other .................................................       17,236        3,179            3,734            5,416
                                                            -----------   ----------      -----------         --------
Total expenses before reductions                              4,132,878       76,617          891,236           73,066

Expense reductions .......................................           --      (67,936)         (81,126)         (67,550)
                                                            -----------   ----------      -----------         --------
Expenses, net ............................................    4,132,878        8,681          810,110            5,516
------------------------------------------------------------------------------------------------------------------------
Net investment income ....................................    3,418,707        6,931          (81,457)          13,831
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) from:
     Investments .........................................   50,498,728           --          334,593            3,062
     Futures contracts ...................................           --           --               --               --
     Options .............................................           --           --               --               --
     Foreign currency related transactions ...............          603           --          (29,464)            (688)
   Net unrealized appreciation (depreciation) on:
     Investments .........................................   23,645,470     (170,634)       6,441,117           24,086
     Futures contracts ...................................           --           --               --               --
     Written options .....................................           --           --               --               --
     Foreign currency related transactions ...............          (74)          --           64,455           (1,565)
                                                            -----------   ----------      -----------         --------
Net gain (loss) on investments ...........................   74,144,727     (170,634)       6,810,701           24,895
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations .......................................  $77,563,434   $ (163,703)     $ 6,729,244         $ 38,726
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
   STATEMENTS OF OPERATIONS
------------------------------------------------------------------------------------------------
                                                            AARP Diversified    AARP Diversified
Six Months Ended March 31, 1997                                 Income              Growth
(Unaudited)                                                  Portfolio (a)       Portfolio (a)
------------------------------------------------------------------------------------------------
   INVESTMENT INCOME
------------------------------------------------------------------------------------------------
Income:
   Interest ..............................................     $    --           $    --
   Dividends .............................................          --                --
   Income distributions from Underlying Funds ............        45,090            31,234
                                                               ---------         ---------
                                                                  45,090            31,234
   Less foreign taxes withheld ...........................          --                --
                                                               ---------         ---------
                                                                  45,090            31,234
------------------------------------------------------------------------------------------------
Expenses:
   Management fee ........................................          --                --
   Services to shareholders ..............................          --                --
   Trustees' fees and expenses ...........................          --                --
   Shareholder communications ............................          --                --
   Legal .................................................          --                --
   Auditing ..............................................          --                --
   Custodian and accounting fees .........................          --                --
   Registration expenses .................................          --                --
   Amortization of organization expenses .................          --                --
   Other .................................................          --
                                                               ---------         ---------
Total expenses before reductions                                    --                --

Expense reductions .......................................          --                --
                                                               ---------         ---------
Expenses, net ............................................          --                --
------------------------------------------------------------------------------------------------
Net investment income ....................................        45,090            31,234
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------
   Net realized gain (loss) from:
     Investments .........................................          --                --
     Futures contracts ...................................          --                --
     Options .............................................          --                --
     Foreign currency related transactions ...............          --                --
   Net unrealized appreciation (depreciation) on:
     Investments .........................................      (181,574)         (198,955)
     Futures contracts ...................................          --                --
     Written options .....................................          --                --
     Foreign currency related transactions ...............          --                --
                                                               ---------         ---------
Net gain (loss) on investments ...........................      (181,574)         (198,955)
------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations .......................................     $(136,484)        $(167,721)
------------------------------------------------------------------------------------------------

(a)  These Funds commenced operations on February 1, 1997.

     The accompanying notes are an integral part of the financial statements


                                    114 & 115

FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------
                                                             AARP High                      AARP High
                                                              Quality                    Quality Tax Free
                                                            Money Fund                      Money Fund
-----------------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------------------------------------------------------------------------------------
                                                 Six Months Ended       Year     Six Months Ended      Year
                                                     March 31,          Ended        March 31,         Ended
                                                        1997          Sept. 30,        1997          Sept. 30,
                                                    (Unaudited)         1996        (Unaudited)         1996
                                                    -----------       ---------     -----------      ---------
Operations:
  Net investment income ........................  $   9,961,703    $  17,543,476   $   1,399,994   $   3,191,255
  Net realized gain (loss) from:
    Investments ................................         (3,165)           2,595            --             1,553
    Futures contracts ..........................           --               --              --              --
    Options ....................................           --               --              --              --
    Foreign currency related transactions ......           --               --              --              --
  Net unrealized appreciation (depreciation) on:
    Investments ................................        (83,033)         355,595            --              --
    Futures contracts ..........................           --               --              --              --
    Options ....................................           --               --              --              --
    Foreign currency related transactions ......           --               --              --              --
                                                    -----------      -----------      ----------      ----------
Net increase (decrease) in net assets resulting
   from operations .............................      9,875,505       17,901,666       1,399,994       3,192,808
                                                    -----------      -----------      ----------      ----------
Distributions to shareholders:
  Net investment income ........................     (9,961,703)     (17,543,476)     (1,399,994)     (3,191,255)
  Net realized gains ...........................           --               --              --              --
                                                    -----------      -----------      ----------      ----------
Total  distributions ...........................     (9,961,703)     (17,543,476)     (1,399,994)     (3,191,255)
                                                    -----------      -----------      ----------      ----------
Fund share transactions:
  Proceeds from sale of shares .................    263,057,650      370,605,211      13,470,067      30,976,787
  Net asset value of shares issued to
    shareholders in reinvestment of
    distributions ..............................      8,976,852       15,692,224       1,122,721       2,545,162
  Cost of shares redeemed ......................   (223,968,889)    (358,425,484)    (20,544,971)    (42,004,745)
                                                   ------------     ------------     -----------     -----------
Net increase (decrease) in net assets from Fund
   share transactions ..........................     48,065,613       27,871,951      (5,952,183)     (8,482,796)
                                                   ------------     ------------     -----------     -----------
Increase (decrease) in net assets ..............     47,979,415       28,230,141      (5,952,183)     (8,481,243)

Net assets at beginning of period ..............    412,126,193      383,896,052     111,264,728     119,745,971
-----------------------------------------------------------------------------------------------------------------
Net assets at end of period (b) ................  $ 460,105,608    $ 412,126,193   $ 105,312,545   $ 111,264,728
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN FUND SHARES:
-----------------------------------------------------------------------------------------------------------------
Shares outstanding at beginning of period ......    412,261,312      384,389,361     111,270,214     119,753,010
                                                   ------------     ------------     -----------     -----------
  Shares sold ..................................    263,057,651      370,605,211      13,470,067      30,976,787
  Shares issued to shareholders in
    reinvestment of  distributions .............      8,976,852       15,692,224       1,122,721       2,545,162
  Shares redeemed ..............................   (223,968,889)    (358,425,484)    (20,544,971)    (42,004,745)
                                                   ------------     ------------     -----------     -----------
Net increase (decrease) in Fund shares .........     48,065,614       27,871,951      (5,952,183)     (8,482,796)
                                                   ------------     ------------     -----------     -----------
Shares outstanding at end of period ............    460,326,926      412,261,312     105,318,031     111,270,214
-----------------------------------------------------------------------------------------------------------------
(a) These Funds commenced operations on
    February 1, 1997.
(b) Includes accumulated undistributed
    (overdistributed) net investment
    income (loss) ..............................  $        --        $        --     $       --      $        --

-------------------------------------------------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------------------------
                                                               AARP GNMA                          AARP High
                                                                and U.S.                           Quality
                                                             Treasury Fund                        Bond Fund
-------------------------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------------------------------------------------------------------------------
                                                  Six Months Ended         Year          Six Months Ended    Year
                                                     March 31,             Ended             March 31,       Ended
                                                        1997             Sept. 30,             1997        Sept. 30,
                                                    (Unaudited)            1996            (Unaudited)       1996
                                                    -----------          ---------         -----------     ---------
Operations:
  Net investment income ........................ $   155,995,636    $   334,151,619      $  14,298,204   $  30,375,516
  Net realized gain (loss) from:
    Investments ................................      (7,236,209)        23,690,016           (915,590)     (2,756,840)
    Futures contracts ..........................            --                 --              651,976       4,190,615
    Options ....................................            --                 --              (28,219)       (214,688)
    Foreign currency related transactions ......            --                 --                 --              --
  Net unrealized appreciation (depreciation) on:
    Investments ................................     (19,591,638)      (117,084,004)        (4,158,883)     (7,844,325)
    Futures contracts ..........................            --                 --                 --              --
    Options ....................................            --                 --                 --              --
    Foreign currency related transactions ......            --                 --                 --              --
                                                 ---------------    ---------------      -------------   -------------
Net increase (decrease) in net assets resulting
   from operations .............................     129,167,789        240,757,631          9,847,488      23,750,278
                                                 ---------------    ---------------      -------------   -------------
Distributions to shareholders:
  Net investment income ........................    (155,995,636)      (334,151,619)       (14,298,204)    (30,375,516)
  Net realized gains ...........................            --                 --                 --              --
                                                 ---------------    ---------------      -------------   -------------
Total  distributions ...........................    (155,995,636)      (334,151,619)       (14,298,204)    (30,375,516)
                                                 ---------------    ---------------      -------------   -------------
Fund share transactions:
  Proceeds from sale of shares .................     143,331,152        346,027,868         19,633,912      64,115,868
  Net asset value of shares issued to
    shareholders in reinvestment of
    distributions ..............................      89,335,799        193,739,502          9,964,520      21,458,457
  Cost of shares redeemed ......................    (478,361,570)      (793,984,012)       (70,131,589)   (100,466,218)
                                                 ---------------    ---------------      -------------   -------------
Net increase (decrease) in net assets from Fund
   share transactions ..........................    (245,694,619)       (254,216,642)      (40,533,157)    (14,891,893)
                                                 ---------------    ---------------      -------------   -------------
Increase (decrease) in net assets ..............    (272,522,466)       (347,610,630)      (44,983,873)    (21,517,131)

Net assets at beginning of period ..............   4,904,439,844      5,252,050,474        511,905,166     533,422,297
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (b) ................ $ 4,631,917,378    $ 4,904,439,844      $ 466,921,293   $ 511,905,166
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
  INCREASE (DECREASE) IN FUND SHARES:
-------------------------------------------------------------------------------------------------------------------------
Shares outstanding at beginning of period ......     328,879,292        345,829,087         32,366,706      33,312,382
                                                 ---------------    ---------------      -------------   -------------
  Shares sold ..................................       9,535,440         22,947,708          1,230,021       4,006,214
  Shares issued to shareholders in
    reinvestment of  distributions .............       5,943,550         12,859,585            624,194       1,341,850
  Shares redeemed ..............................     (31,821,859)       (52,757,088)        (4,397,610)     (6,293,740)
                                                 ---------------    ---------------      -------------   -------------
Net increase (decrease) in Fund shares .........     (16,342,869)       (16,949,795)        (2,543,395)       (945,676)
                                                 ---------------    ---------------      -------------   -------------
Shares outstanding at end of period ............     312,536,423        328,879,292         29,823,311      32,366,706
-------------------------------------------------------------------------------------------------------------------------
(a) These Funds commenced operations on
    February 1, 1997.
(b) Includes accumulated undistributed
    (overdistributed) net investment
    income (loss) .............................. $          --       $         --        $     176,290   $     176,290

--------------------------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------
                                                          AARP Insured                AARP Bond
                                                        Tax Free General               Fund for
                                                            Bond Fund                   Income
--------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS:
--------------------------------------------------------------------------------------------------
                                                  Six Months Ended      Year         Period Ended
                                                      March 31,         Ended          March 31,
                                                        1997          Sept. 30,        1997 (a)
                                                    (Unaudited)         1996          (Unaudited)
                                                    -----------       ---------       -----------
   Operations:
  Net investment income ........................ $    42,181,394   $    86,584,408   $     62,666
  Net realized gain (loss) from:
    Investments ................................       2,837,134        15,073,015         (7,472)
    Futures contracts ..........................      (4,133,344)        3,404,797           --
    Options ....................................            --                --             --
    Foreign currency related transactions ......            --                --             --
  Net unrealized appreciation (depreciation) on:
    Investments ................................      (9,197,289)       (1,155,352)      (171,214)
    Futures contracts ..........................       4,807,906        (1,262,186)          --
    Options ....................................            --                --             --
    Foreign currency related transactions ......            --                --             --
                                                 ---------------   ---------------   ------------
Net increase (decrease) in net assets resulting
   from operations .............................      36,495,801       102,644,682       (116,020)
                                                 ---------------   ---------------   ------------
Distributions to shareholders:
  Net investment income ........................     (42,181,394)      (86,584,408)       (62,666)
  Net realized gains ...........................      (8,693,174)             --             --
                                                 ---------------   ---------------   ------------
Total  distributions ...........................     (50,874,568)      (86,584,408)       (62,666)
                                                 ---------------   ---------------   ------------
Fund share transactions:
  Proceeds from sale of shares .................      51,452,451       124,978,818     12,627,834
  Net asset value of shares issued to
    shareholders in reinvestment of
    distributions ..............................      31,361,125        52,441,004         52,032
  Cost of shares redeemed ......................    (133,729,995)     (245,115,196)       (85,942)
                                                 ---------------   ---------------   ------------
Net increase (decrease) in net assets from Fund
   share transactions ..........................     (50,916,419)      (67,695,374)    12,593,924
                                                 ---------------   ---------------   ------------
Increase (decrease) in net assets ..............     (65,295,186)      (51,635,100)    12,415,238

Net assets at beginning of period ..............   1,755,412,222     1,807,047,322          1,500
--------------------------------------------------------------------------------------------------
Net assets at end of period (b) ................ $ 1,690,117,036   $ 1,755,412,222   $ 12,416,738
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN FUND SHARES:
--------------------------------------------------------------------------------------------------
Shares outstanding at beginning of period ......      98,088,821       101,872,699            100
                                                 ---------------   ---------------   ------------
  Shares sold ..................................       2,864,936         6,963,608        845,696
  Shares issued to shareholders in
    reinvestment of  distributions .............       1,744,375         2,918,782          3,521
  Shares redeemed ..............................      (7,439,064)      (13,666,268)        (5,803)
                                                 ---------------   ---------------   ------------
Net increase (decrease) in Fund shares .........      (2,829,753)       (3,783,878)       843,414
                                                 ---------------   ---------------   ------------
Shares outstanding at end of period ............      95,259,068        98,088,821        843,514
--------------------------------------------------------------------------------------------------
(a) These Funds commenced operations on
    February 1, 1997.
(b) Includes accumulated undistributed
    (overdistributed) net investment
    income (loss) .............................. $          --     $          --     $       --

     The accompanying notes are an integral part of the financial statements


                                    116 & 117

FINANCIAL STATEMENTS

----------------------------------------------------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------------------------------
                                                       AARP Balanced              AARP Growth                AARP U.S.
                                                       Stock and Bond             and Income                Stock Index
                                                           Fund                      Fund                       Fund
----------------------------------------------------------------------------------------------------------------------------
  INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------------------------------------------------------------------------------
                                             Six Months Ended    Year     Six Months Ended     Year           Period Ended
                                                 March 31,      Ended          March 31,       Ended            March 31,
                                                   1997        Sept. 30,         1997        Sept. 30,          1997 (a)
                                               (Unaudited)       1996        (Unaudited)       1996           (Unaudited)
                                               -----------     ---------     -----------     ---------        ------------
Operations:
  Net investment income ..................... $  8,823,090  $ 13,198,291    $  56,315,729 $ 105,747,332      $      27,286
  Net realized gain (loss) from:
    Investments .............................    7,455,021     4,984,143      180,800,730   161,815,047                 --
    Futures contracts .......................           --        34,436               --            --                 --
    Options .................................           --            --           19,199            --                 --
    Foreign currency related transactions ...        1,648       334,451          253,341      (411,014)                --
  Net unrealized appreciation (depreciation) on:
    Investments .............................   13,434,559    20,509,469      232,249,592     381,330,506         (529,096)
    Futures contracts .......................           --         3,391               --              --               --
    Options .................................           --            --              801            (801)              --
    Foreign currency related transactions ...        1,500      (159,786)        (355,491)        (16,214)              --
                                              ------------  ------------   --------------   --------------   -------------
Net increase (decrease) in net assets
   resulting from operations ................   29,715,818    38,904,395      469,283,901     648,464,856         (501,810)
                                              ------------  ------------   --------------   --------------   -------------
Distributions to shareholders:
  Net investment income .....................   (9,292,085)  (12,975,460)     (59,833,421)   (102,016,492)         (30,430)
  Net realized gains ........................   (5,003,640)   (3,378,368)    (167,523,006)    (67,064,704)              --
                                              ------------  ------------   --------------   --------------   -------------
Total distributions .........................  (14,295,725)  (16,353,828)    (227,356,427)   (169,081,196)         (30,430)
                                              ------------  ------------   --------------   --------------   -------------
Fund share transactions:
  Proceeds from sale of shares ..............   97,303,836   164,077,214      556,876,295     960,952,133       11,971,548
  Net asset value of shares issued to
    shareholders in reinvestment of
    distributions ...........................   13,148,539    14,941,233      208,210,247     153,099,566           23,889
  Cost of shares redeemed ...................  (37,803,156)  (45,596,030)    (272,492,951)   (380,970,538)        (106,720)
                                              ------------  ------------   --------------   --------------   -------------
Net increase (decrease) in net assets from
   Fund share transactions ..................   72,649,219   133,422,417      492,593,591     733,081,161       11,888,717
                                              ------------  ------------   --------------   --------------   -------------
Increase (decrease) in net assets ...........   88,069,312   155,972,984      734,521,065   1,212,464,821       11,356,477

Net assets at beginning of period ...........  403,179,939   247,206,955    4,218,983,398   3,006,518,577            1,500
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (b) ............. $491,249,251  $403,179,939   $4,953,504,463  $4,218,983,398    $  11,357,977
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 INCREASE (DECREASE) IN FUND SHARES:
----------------------------------------------------------------------------------------------------------------------------
Shares outstanding at beginning of period ...   22,865,594    15,074,610       96,018,596      78,371,684              100
                                              ------------  ------------   --------------   --------------   -------------
  Shares sold ...............................    5,227,898     9,582,056       11,877,887      23,131,229          791,594
  Shares issued to shareholders in
    reinvestment of  distributions ..........      709,384       873,110        4,523,275       3,734,230            1,587
  Shares redeemed ...........................   (2,034,205)   (2,664,182)      (5,833,446)     (9,218,547)          (7,083)
                                              ------------  ------------   --------------   --------------   -------------
Net increase (decrease) in Fund shares ......    3,903,077     7,790,984       10,567,716      17,646,912          786,098
                                              ------------  ------------   --------------   --------------   -------------
Shares outstanding at end of period .........   26,768,671    22,865,594      106,586,312      96,018,596          786,198
----------------------------------------------------------------------------------------------------------------------------

(a) These Funds commenced operations on
    February 1, 1997.
(b) Includes accumulated undistributed
     (overdistributed) net investment
     income (loss) .......................... $     66,904  $    535,899   $    3,722,220   $   7,239,912    $      (3,144)

-----------------------------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------
                                                          AARP Capital              AARP Small
                                                            Growth                    Company
                                                             Fund                   Stock Fund
-----------------------------------------------------------------------------------------------------
  INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------------------------------------------------------------------------
                                                Six Months Ended    Year           Period Ended
                                                    March 31,      Ended             March 31,
                                                      1997        Sept. 30,          1997(a)
                                                  (Unaudited)       1996           (Unaudited)
                                                  -----------     ---------        -----------
Operations:
  Net investment income .....................    $ 3,418,707   $ 7,892,107         $     6,931
  Net realized gain (loss) from:
    Investments .............................     50,498,728    71,644,200                  --
    Futures contracts .......................             --            --                  --
    Options .................................             --            --                  --
    Foreign currency related transactions ...            603       (38,602)                 --
  Net unrealized appreciation (depreciation) on:
    Investments .............................     23,645,470    32,512,381            (170,634)
    Futures contracts .......................             --            --                  --
    Options .................................             --            --                  --
    Foreign currency related transactions ...            (74)        4,863                  --
                                                  ----------   -----------           ---------
Net increase (decrease) in net assets
   resulting from operations ................     77,563,434   112,014,949            (163,703)
                                                  ----------   -----------           ---------
Distributions to shareholders:
  Net investment income .....................     (7,776,756)   (7,038,882)                 --
  Net realized gains ........................    (75,673,786)   (9,204,690)                 --
                                                  ----------   -----------           ---------
Total distributions .........................    (83,450,542)  (16,243,572)                 --
                                                  ----------   -----------           ---------
Fund share transactions:
  Proceeds from sale of shares ..............     73,155,428   133,269,510           8,055,082
  Net asset value of shares issued to
    shareholders in reinvestment of
    distributions ...........................     79,684,673    15,425,567                  --
  Cost of shares redeemed ...................    (67,845,912)  (110,338,687)           (33,471)
                                                  ----------   -----------           ---------
Net increase (decrease) in net assets from
   Fund share transactions ..................     84,994,189    38,356,390           8,021,611
                                                  ----------   -----------           ---------
Increase (decrease) in net assets ...........     79,107,081   134,127,767           7,857,908

Net assets at beginning of period ...........    826,136,713   692,008,946               1,500
-----------------------------------------------------------------------------------------------------
Net assets at end of period (b) .............    $905,243,794  $826,136,713        $ 7,859,408
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
 INCREASE (DECREASE) IN FUND SHARES:
-----------------------------------------------------------------------------------------------------
Shares outstanding at beginning of period ...     19,005,749    18,041,977                 100
                                                  ----------   -----------           ---------
  Shares sold ...............................      1,622,030     3,299,011             529,128
  Shares issued to shareholders in
    reinvestment of  distributions ..........      1,860,053       400,664                  --
  Shares redeemed ...........................     (1,503,369)   (2,735,903)             (2,203)
                                                  ----------   -----------           ---------
Net increase (decrease) in Fund shares ......      1,978,714       963,772             526,925
                                                  ----------   -----------           ---------
Shares outstanding at end of period .........     20,984,463    19,005,749             527,025
-----------------------------------------------------------------------------------------------------

(a) These Funds commenced operations on
    February 1, 1997.
(b) Includes accumulated undistributed
     (overdistributed) net investment
     income (loss) ..........................    $ 2,821,920   $ 7,179,969         $     6,931

--------------------------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------
                                                         AARP Global                  AARP
                                                           Growth                 International
                                                            Fund                    Stock Fund
--------------------------------------------------------------------------------------------------
  INCREASE (DECREASE) IN NET ASSETS:
--------------------------------------------------------------------------------------------------
                                                 Six Months Ended    Year           Period Ended
                                                     March 31,      Ended             March 31,
                                                       1997        Sept. 30,          1997 (a)
                                                    (Unaudited)      1996           (Unaudited)
                                                    -----------    ---------        -----------
Operations:
  Net investment income .....................    $   (81,457)  $   325,474        $    13,831
  Net realized gain (loss) from:
    Investments .............................        334,593       (33,467)             3,062
    Futures contracts .......................             --            --                 --
    Options .................................             --            --                 --
    Foreign currency related transactions ...        (29,464)      (36,843)              (688)
  Net unrealized appreciation (depreciation) on:
    Investments .............................      6,441,117       982,226             24,086
    Futures contracts .......................             --            --                 --
    Options .................................             --            --                 --
    Foreign currency related transactions ...         64,455          (336)            (1,565)
                                                  ----------    ----------          ---------
Net increase (decrease) in net assets
   resulting from operations ................      6,729,244     1,237,054             38,726
                                                  ----------    ----------          ---------
Distributions to shareholders:
  Net investment income .....................       (336,444)           --                 --
  Net realized gains ........................             --            --                 --
                                                  ----------    ----------          ---------
Total distributions .........................       (336,444)           --                 --
                                                  ----------    ----------          ---------
Fund share transactions:
  Proceeds from sale of shares ..............     35,377,773    82,274,150          4,653,244
  Net asset value of shares issued to
    shareholders in reinvestment of
    distributions ...........................        321,411            --                 --
  Cost of shares redeemed ...................    (11,600,768)   (5,860,726)           (38,354)
                                                  ----------    ----------          ---------
Net increase (decrease) in net assets from
   Fund share transactions ..................     24,098,416    76,413,424          4,614,890
                                                  ----------    ----------          ---------
Increase (decrease) in net assets ...........     30,491,216    77,650,478          4,653,616

Net assets at beginning of period ...........     77,651,978         1,500              1,500
--------------------------------------------------------------------------------------------------
Net assets at end of period (b) .............   $108,143,194   $77,651,978        $ 4,655,116
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
 INCREASE (DECREASE) IN FUND SHARES:
--------------------------------------------------------------------------------------------------
Shares outstanding at beginning of period ...      5,012,508           100                100
                                                  ----------    ----------          ---------
  Shares sold ...............................      2,177,788     5,395,570            308,454
  Shares issued to shareholders in
    reinvestment of  distributions ..........         19,853            --                 --
  Shares redeemed ...........................       (714,057)     (383,162)            (2,543)
                                                  ----------    ----------          ---------
Net increase (decrease) in Fund shares ......      1,483,584     5,012,408            305,911
                                                  ----------    ----------          ---------
Shares outstanding at end of period .........      6,496,092     5,012,508            306,011
--------------------------------------------------------------------------------------------------

(a) These Funds commenced operations on
    February 1, 1997.
(b) Includes accumulated undistributed
     (overdistributed) net investment
     income (loss) ..........................   $   (129,270)  $   288,631        $    13,831

     The accompanying notes are an integral part of the financial statements


                                    118 & 119

FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
   STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                    AARP              AARP
                                                Diversified        Diversified
                                             Income Portfolio   Growth Portfolio
--------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS:
--------------------------------------------------------------------------------
                                                  Period Ended   Period Ended
                                                    March 31,      March 31,
                                                    1997 (a)       1997 (a)
                                                  (Unaudited)    (Unaudited)
                                                  -----------    -----------
Operations:
  Net investment income ........................   $    45,090   $    31,234
  Net realized gain (loss) from:
    Investments ................................            --            --
    Futures contracts ..........................            --            --
    Options ....................................            --            --
    Foreign currency related transactions ......            --            --
  Net unrealized appreciation (depreciation) on:
    Investments ................................      (181,574)     (198,995)
    Futures contracts ..........................            --            --
    Options ....................................            --            --
    Foreign currency related transactions ......            --            --
                                                   -----------   -----------
Net increase (decrease) in net assets resulting
   from operations .............................      (136,484)     (167,721)
                                                   -----------   -----------
Distributions to shareholders:
  Net investment income ........................       (41,026)           --
  Net realized gains ...........................            --            --
                                                   -----------   -----------
Total distributions ............................       (41,026)           --
                                                   -----------   -----------
Fund share transactions:
  Proceeds from sale of shares .................    14,030,721    10,863,916
  Net asset value of shares issued to
    shareholders in reinvestment of
    distributions ..............................        30,105            --
  Cost of shares redeemed ......................      (120,874)      (14,353)
                                                   -----------   -----------
Net increase (decrease) in net assets from Fund
   share transactions ..........................    13,939,952    10,849,563
                                                   -----------   -----------
Increase (decrease) in net assets ..............    13,762,442    10,681,842

Net assets at beginning of period ..............        50,000        50,000
--------------------------------------------------------------------------------
Net assets at end of period (b) ................   $13,812,442   $10,731,842
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN FUND SHARES:
--------------------------------------------------------------------------------
Shares outstanding at beginning of period ......         3,333         3,333
                                                   -----------   -----------
  Shares sold ..................................       928,201       715,096
  Shares issued to shareholders in
    reinvestment of  distributions .............         2,016            --
  Shares redeemed ..............................        (7,998)         (951)
                                                   -----------   -----------
Net increase (decrease) in Fund shares .........       922,219       714,145
                                                   -----------   -----------
                                                       925,552       717,478
--------------------------------------------------------------------------------

(a) These Funds commenced operations on February 1, 1997.
(b) Includes accumulated undistributed (overdistributed)
     net investment income (loss) ..............  $     4,064    $    31,234

     The accompanying notes are an integral part of the financial statements

                                    F I N A N C I A L  H I G H L I G H T S

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------------------------------------------------------
   AARP HIGH QUALITY MONEY FUND
--------------------------------------------------------------------------------------------------------------------------------
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                              Six Months Ended
                                                                  March 31,                Years Ended September 30,
                                                                    1997    ----------------------------------------------------
                                                                 (Unaudited)  1996       1995       1994       1993       1992(b)
                                                                 ---------------------------------------------------------------
Net asset value, beginning of period ..........................  $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
                                                                 ---------------------------------------------------------------
   Net investment income ......................................      .023       .045       .049       .028       .021       .040
   Distributions from net investment income ...................     (.023)     (.045)     (.049)     (.028)     (.021)     (.040)(a)
                                                                 ---------------------------------------------------------------
Net asset value, end of period ................................  $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
                                                                 ---------------------------------------------------------------
Total Return (%) ..............................................      2.27(c)    4.62       4.99       2.84       2.13       4.12
Ratios and Supplemental Data
Net assets, end of period ($ millions) ........................       460        412        384        333        254        323
Ratio of operating expenses, net to average net assets (%) ....      .893(d)    .963       .978      1.125      1.312      1.151
Ratio of operating expenses before expense reductions,
   to average net assets (%) ..................................      .893(d)    .963       .978      1.125      1.312      1.190
Ratio of net investment income to average net assets (%) ......     4.557(d)   4.535      4.887      2.889      2.123      3.613

(a) Includes approximately $.005 per share of net realized
    short-term capital gains.
(b) Total returns would have been lower had certain expenses not been reduced.
(c) Not Annualized        (d) Annualized

--------------------------------------------------------------------------------------------------------------------------------
   AARP HIGH QUALITY TAX FREE MONEY FUND
--------------------------------------------------------------------------------------------------------------------------------
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                              Six Months Ended
                                                                  March 31,                Years Ended September 30,
                                                                    1997    ----------------------------------------------------
                                                                 (Unaudited)  1996       1995       1994(a)    1993(a)   1992(a)
                                                                 ---------------------------------------------------------------
Net asset value, beginning of period ..........................  $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
                                                                 ---------------------------------------------------------------
   Net investment income ......................................      .013       .028       .029       .017       .016       .026
   Distributions from net investment income ...................     (.013)     (.028)     (.029)     (.017)     (.016)     (.026)
                                                                 ---------------------------------------------------------------
Net asset value, end of period ................................  $  1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
                                                                 ---------------------------------------------------------------
Total Return (%) ..............................................      1.30(b)    2.80       2.99       1.76       1.62       2.58
Ratios and Supplemental Data
Net assets, end of period ($ millions) ........................       105        111        120        129        134        127
Ratio of operating expenses, net to average net assets (%) ....       .87(c)     .85        .87        .90        .93        .95
Ratio of operating expenses before expense reductions,
   to average net assets (%) ..................................       .87(c)     .85        .87        .91       1.15       1.13
Ratio of net investment income to average net assets (%) ......      2.61(c)    2.77       2.94       1.75       1.60       2.54

(a) Total returns would have been lower had certain expenses not been reduced.
(b) Not Annualized
(c) Annualized

--------------------------------------------------------------------------------------------------------------------------------
   AARP GNMA AND U.S. TREASURY FUND
--------------------------------------------------------------------------------------------------------------------------------
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                              Six Months Ended
                                                                  March 31,                Years Ended September 30,
                                                                    1997    ----------------------------------------------------
                                                                 (Unaudited)  1996       1995       1994       1993       1992
                                                                 ---------------------------------------------------------------
Net asset value, beginning of period ..........................  $  14.91   $  15.19   $  14.73   $  15.96   $  16.19   $  15.72
                                                                 ---------------------------------------------------------------
Income from investment operations:
   Net investment income ......................................       .49        .99       1.01        .93       1.15       1.22
   Net realized and unrealized gain (loss) on investments .....      (.09)      (.28)       .46      (1.23)      (.23)       .47
                                                                 ---------------------------------------------------------------
Total from investment operations ..............................       .40        .71       1.47       (.30)       .92       1.69
                                                                 ---------------------------------------------------------------
Less distributions:
   Net investment income ......................................      (.49)      (.99)      (.98)      (.93)     (1.15)     (1.22)
   Tax return of capital ......................................        --         --       (.03)        --         --         --
                                                                 ---------------------------------------------------------------
Total distributions ...........................................      (.49)      (.99)     (1.01)      (.93)     (1.15)     (1.22)
                                                                 ---------------------------------------------------------------
Net asset value, end of period ................................  $  14.82   $  14.91   $  15.19   $  14.73   $  15.96   $  16.19
                                                                 ---------------------------------------------------------------
Total Return (%) ..............................................      2.66(a)    4.79      10.31      (1.90)      5.89      11.19
Ratios and Supplemental Data
Net assets, end of period ($ millions) ........................     4,632      4,904      5,252      5,585      6,712      5,232
Ratio of operating expenses to average net assets (%) .........       .65(b)     .64        .67        .66        .70        .72
Ratio of net investment income to average net assets (%) ......      6.48(b)    6.55       6.77       6.09       7.15       7.69
Portfolio turnover rate (%) ...................................     43.06(b)   83.44      70.35     114.54     105.49      74.33

(a) Not Annualized
(b) Annualized

--------------------------------------------------------------------------------------------------------------------------------
   AARP HIGH QUALITY BOND FUND
--------------------------------------------------------------------------------------------------------------------------------

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                              Six Months Ended
                                                                  March 31,                Years Ended September 30,
                                                                    1997    ----------------------------------------------------
                                                                 (Unaudited)  1996       1995       1994       1993       1992
                                                                 ---------------------------------------------------------------
Net asset value, beginning of period ..........................  $  15.82   $  16.01   $  15.05   $  17.19   $  16.44   $  15.71
                                                                 ---------------------------------------------------------------
Income from investment operations:
   Net investment income ......................................       .46        .92        .94        .85        .93       1.03
   Net realized and unrealized gain (loss) on investments .....      (.16)      (.19)       .95      (1.76)       .93        .73
                                                                 ---------------------------------------------------------------
Total from investment operations ..............................       .30        .73       1.89       (.91)      1.86       1.76
                                                                 ---------------------------------------------------------------
Less distributions:
   Net investment income ......................................      (.46)      (.92)      (.93)      (.85)      (.93)     (1.03)
   Net realized gains on investments ..........................        --         --         --         --       (.18)        --
   In excess of net realized gains on investments .............        --         --         --       (.38)        --         --
                                                                 ---------------------------------------------------------------
Total distributions ...........................................      (.46)      (.92)      (.93)     (1.23)     (1.11)     (1.03)
                                                                 ---------------------------------------------------------------
Net asset value, end of period ................................  $  15.66   $  15.82   $  16.01   $  15.05   $  17.19   $  16.44
                                                                 ---------------------------------------------------------------
Total Return (%) ..............................................      1.93(a)    4.59      12.98      (5.55)     11.88      11.56
Ratios and Supplemental Data
Net assets, end of period ($ millions) ........................       467        512        533        568        604        384
Ratio of operating expenses to average net assets (%) .........       .93(b)     .91        .95        .95       1.01       1.13
Ratio of net investment income to average net assets (%) ......      5.75(b)    5.76       6.13       5.31       5.64       6.40
Portfolio turnover rate (%) ...................................    104.92(b)  169.96     201.07      63.75     100.98      63.00

(a) Not Annualized
(b) Annualized

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------------------------------------------------------
   AARP INSURED TAX FREE GENERAL BOND FUND
--------------------------------------------------------------------------------------------------------------------------------
The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                              Six Months Ended
                                                                  March 31,                Years Ended September 30,
                                                                    1997    ----------------------------------------------------
                                                                 (Unaudited)  1996       1995       1994       1993       1992
                                                                 ---------------------------------------------------------------
Net asset value, beginning of period ..........................  $  17.90   $  17.74   $  16.93   $  19.00   $  17.88   $  17.30
                                                                 ---------------------------------------------------------------
Income from investment operations:
   Net investment income ......................................       .44        .87        .87        .86        .90        .93
   Net realized and unrealized gain (loss) on investments .....      (.07)       .16        .81      (1.67)      1.55        .75
                                                                 ---------------------------------------------------------------
Total from investment operations ..............................       .37       1.03       1.68       (.81)      2.45       1.68
                                                                 ---------------------------------------------------------------
Less distributions:
   Net investment income ......................................      (.44)      (.87)      (.87)      (.86)      (.90)      (.93)
   Net realized gains on investments ..........................      (.09)        --         --       (.34)      (.43)      (.17)
   In excess of net realized gains on investments .............        --         --         --       (.06)        --         --
                                                                 ---------------------------------------------------------------
Total distributions ...........................................      (.53)      (.87)      (.87)     (1.26)     (1.33)     (1.10)
                                                                 ---------------------------------------------------------------
Net asset value, end of period ................................  $  17.74   $  17.90   $  17.74   $  16.93   $  19.00   $  17.88
                                                                 ---------------------------------------------------------------
Total Return (%) ..............................................      2.06(a)    5.88      10.21      (4.48)     14.31      10.01
Ratios and Supplemental Data
Net assets, end of period ($ millions) ........................     1,690      1,755      1,807      1,914      2,087      1,487
Ratio of operating expenses to average net assets (%) .........       .67(b)     .66        .69        .68        .72        .74
Ratio of net investment income to average net assets (%) ......      4.87(b)    4.83       5.06       4.80       4.90       5.31
Portfolio turnover rate (%) ...................................      7.73(b)   18.69      17.45      38.39      47.96      62.45

(a) Not Annualized
(b) Annualized

--------------------------------------------------------------------------------------------------------------------------------
   AARP BOND FUND FOR INCOME
--------------------------------------------------------------------------------------------------------------------------------

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                                        For the Period
                                                                                                       February 1, 1997(a)
                                                                                                       to March 31, 1997
                                                                                                          (Unaudited)
                                                                                                           --------
Net asset value, beginning of period ....................................................................  $  15.00
                                                                                                           --------
Income from investment operations:
   Net investment income ................................................................................       .16
   Net realized and unrealized gain (loss) on investments ...............................................      (.28)
                                                                                                           --------
Total from investment operations ........................................................................      (.12)
                                                                                                           --------
Less distributions from net investment income ...........................................................      (.16)
                                                                                                           --------
Net asset value, end of period ..........................................................................  $  14.72
                                                                                                           --------
Total Return (%)(b) .....................................................................................      (.79)(c)
Ratios and Supplemental Data
Net assets, end of period ($ millions) ..................................................................        12
Ratio of operating expenses, net to average net assets (%) ..............................................        --(d)
Ratio of operating expenses before expense reductions, to
 average net assets (%) .................................................................................      6.75(d)
Ratio of net investment income to average net assets (%) ................................................      7.16(d)
Portfolio turnover rate (%) .............................................................................     47.97(d)

(a) Commencement of operations
(b) Total return would have been lower had certain expenses not been reduced.
(c) Not Annualized        (d) Annualized

--------------------------------------------------------------------------------------------------------------------------------
   AARP BALANCED STOCK AND BOND FUND
--------------------------------------------------------------------------------------------------------------------------------

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                             Six Months Ended                                      For the Period
                                                                March 31,          Years Ended September 30,      February 1, 1994
                                                                  1997(a)        ----------------------------       to September
                                                               (Unaudited)             1996         1995               1994
                                                               -------------------------------------------------------------------
Net asset value, beginning of period .......................   $    17.63           $    16.40   $    14.64        $    15.00
                                                               -------------------------------------------------------------------
Income from investment operations:
   Net investment income ...................................          .36                  .66          .61               .25
   Net realized and unrealized gain (loss) on investment              .94                 1.44         1.79              (.37)(c)
                                                               -------------------------------------------------------------------
Total from investment operations ...........................         1.30                 2.10         2.40              (.12)
                                                               -------------------------------------------------------------------
Less distributions:
   Net investment income ...................................         (.37)                (.66)        (.60)             (.24)
   Net realized gains on investments .......................         (.21)                (.21)        (.04)               --
                                                               -------------------------------------------------------------------
Total distributions ........................................         (.58)                (.87)        (.64)             (.24)
                                                               -------------------------------------------------------------------
Net asset value, end of period .............................   $    18.35           $    17.63   $    16.40        $    14.64
                                                               -------------------------------------------------------------------
Total Return (%) ...........................................         7.36(e)             13.08        16.80              (.78)(e)
Ratios and Supplemental Data
Net assets, end of period ($ millions) .....................          491                  403          247               175
Ratio of operating expenses to average net assets (%) ......          .82(f)               .88         1.01              1.31(f)
Ratio of net investment income to average net assets (%)             3.90(f)              4.09         4.12              3.58(f)
Portfolio turnover rate (%) ................................        27.78(f)             35.22        63.77             49.32(f)
Average commission rate paid (d) ...........................   $    .0563           $    .0549   $     --          $     --

(a) Based on monthly average shares outstanding during the period.
(b) Commencement of operations
(c) The amount shown for a share outstanding throughout the period does not accord with the change in the aggregate gains and losses in the portfolio securities during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values during the period.
(d) Average commission rate paid per share of common and preferred stocks is calculated for fiscal years beginning on or after October 1, 1995.
(e) Not Annualized        (f) Annualized

--------------------------------------------------------------------------------------------------------------------------------
   AARP GROWTH AND INCOME FUND
--------------------------------------------------------------------------------------------------------------------------------

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                              Six Months Ended
                                                                  March 31,                Years Ended September 30,
                                                                    1997(a) ----------------------------------------------------
                                                                 (Unaudited)  1996       1995       1994       1993       1992
                                                                 ---------------------------------------------------------------
Net asset value, beginning of period ..........................  $  43.94   $  38.36   $  34.13   $  32.91   $  28.67   $  26.97
                                                                 ---------------------------------------------------------------
Income from investment operations:
   Net investment income ......................................       .56       1.17       1.11        .94        .83        .97
   Net realized and unrealized gain on investments ............      4.28       6.40       5.44       1.62       4.58       2.11
                                                                 ---------------------------------------------------------------
Total from investment operations ..............................      4.84       7.57       6.55       2.56       5.41       3.08
                                                                 ---------------------------------------------------------------
Less distributions from:
   Net investment income ......................................      (.59)     (1.15)     (1.09)     (1.13)      (.87)      (.90)
   Net realized gains on investments ..........................     (1.72)      (.84)     (1.23)      (.21)      (.30)      (.48)
                                                                 ---------------------------------------------------------------
Total distributions ...........................................     (2.31)     (1.99)     (2.32)     (1.34)     (1.17)     (1.38)
                                                                 ---------------------------------------------------------------
Net asset value, end of period ................................  $  46.47   $  43.94   $  38.36   $  34.13   $  32.91   $  28.67
                                                                 ---------------------------------------------------------------
Total Return (%) ..............................................     11.09(c)   20.20      20.43       7.99      19.38      11.59
Ratios and Supplemental Data
Net assets, end of period ($ millions) ........................     4,954      4,219      3,007      2,312      1,560        748
Ratio of operating expenses to average net assets (%) .........       .69(d)     .69        .72        .76        .84        .91
Ratio of net investment income to average net assets (%) ......      2.42(d)    2.94       3.28       3.00       3.08       3.84
Portfolio turnover rate (%) ...................................     44.31(d)   25.02      31.26      31.82      17.44      36.40
Average commission rate paid(b) ...............................  $  .0630   $  .0542   $   --     $   --     $   --     $   --

(a) Based on monthly average shares outstanding during the period.
(b) Average commission rate paid per share of common and preferred stocks is calculated for fiscal years beginning on or after October 1, 1995.
(c) Not Annualized        (d) Annualized

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------------------------------------------------------
   AARP U.S. STOCK INDEX FUND
--------------------------------------------------------------------------------------------------------------------------------

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                  For the Period
                                                                                 February 1, 1997(a)
                                                                                 to March 31, 1997
                                                                                    (Unaudited)
                                                                                --------------------
Net asset value, beginning of period ..................................              $  15.00
                                                                                     --------
Income from investment operations:
   Net investment income ..............................................                   .04
   Net realized and unrealized gain (loss) on investments .............                  (.55)
                                                                                     --------
Total from investment operations ......................................                  (.51)
                                                                                     --------
Less distributions from net investment income .........................                  (.04)
                                                                                     --------
Net asset value, end of period ........................................              $  14.45
                                                                                     --------
Total Return (%)(b) ...................................................                 (3.41)(c)
Ratios and Supplemental Data
Net assets, end of period ($ millions) ................................                    11
Ratio of operating expenses, net to average net assets (%) ............                   .50(d)
Ratio of operating expenses before expense reductions, to
 average net assets (%) ...............................................                  6.20(d)
Ratio of net investment income to average net assets (%) ..............                  2.30(d)
Portfolio turnover rate (%) ...........................................                  --
Average commission rate paid ..........................................              $  .0268

(a) Commencement of operations
(b) Total return would have been lower had certain expenses not been reduced.
(c) Not Annualized        (d) Annualized

--------------------------------------------------------------------------------------------------------------------------------
   AARP CAPITAL GROWTH FUND
--------------------------------------------------------------------------------------------------------------------------------

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                              Six Months Ended
                                                                  March 31,                Years Ended September 30,
                                                                    1997(a) ----------------------------------------------------
                                                                 (Unaudited)  1996       1995       1994       1993       1992
                                                                 ---------------------------------------------------------------
Net asset value, beginning of period .......................     $  43.47   $  38.36   $  31.74   $  36.20   $  30.30   $  30.23
                                                                 ---------------------------------------------------------------
Income from investment operations:
   Net investment income ...................................          .17        .42        .36        .00        .06        .15
   Net realized and unrealized gain (loss) on investments ..         3.90       5.59       6.91      (1.51)      7.19       1.09
                                                                 ---------------------------------------------------------------
Total from investment operations ...........................         4.07       6.01       7.27      (1.51)      7.25       1.24
                                                                 ---------------------------------------------------------------
Less distributions from:
   Net investment income ...................................         (.41)      (.39)      (.01)      (.05)      (.14)      (.23)
   Net realized gains on investments .......................        (3.99)      (.51)      (.64)     (2.90)     (1.21)      (.94)
                                                                 ---------------------------------------------------------------
Total distributions ........................................        (4.40)      (.90)      (.65)     (2.95)     (1.35)     (1.17)
                                                                 ---------------------------------------------------------------
Net asset value, end of period .............................     $  43.14   $  43.47   $  38.36   $  31.74   $  36.20   $  30.30
                                                                 ---------------------------------------------------------------
Total Return (%) ...........................................         9.40(b)   15.97      23.47      (4.70)     24.53       3.94
Ratios and Supplemental Data
Net assets, end of period ($ millions) .....................          905        826        692        683        607        424
Ratio of operating expenses, to average net assets (%) .....          .92(c)     .90        .95        .97       1.05       1.13
Ratio of net investment income to average net assets (%) ...          .76(c)    1.05       1.00        .02        .22        .61
Portfolio turnover rate (%) ................................        51.62(c)   64.84      98.44      79.65     100.63      89.20
Average commission rate paid(d) ............................     $  .0581   $  .0614   $   --     $   --     $   --     $   --

(a) Based on monthly average shares outstanding during the period.
(b) Not Annualized        (c) Annualized
(d) Average commission rate paid per share of common and preferred stocks is calculated for fiscal years beginning on or after October 1, 1995.

----------------------------------------------------------------------------------------------
   AARP SMALL COMPANY STOCK FUND
----------------------------------------------------------------------------------------------

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                              For the Period
                                                             February 1, 1997(a)
                                                             to March 31, 1997
                                                                (Unaudited)
                                                            --------------------
Net asset value, beginning of period .......................     $  15.00
                                                                 --------
Income from investment operations:
   Net investment income ...................................          .01
   Net realized and unrealized gain (loss) on investments ..         (.10)
                                                                 --------
Total from investment operations ...........................         (.09)
                                                                 --------
Net asset value, end of period .............................     $  14.91
                                                                 --------
Total Return (%)(b) ........................................         (.60)(c)
Ratios and Supplemental Data
Net assets, end of period ($ millions) .....................            8
Ratio of operating expenses, net to average net assets (%) .         1.75(d)
Ratio of operating expenses before expense reductions, to
 average net assets (%) ....................................        15.45(d)
Ratio of net investment income to average net assets (%) ...         1.40(d)
Portfolio turnover rate (%) ................................         --
Average commission rate paid ...............................     $  .0304

(a) Commencement of operations
(b) Total return would have been lower had certain expenses not been reduced.
(c) Not Annualized        (d) Annualized

----------------------------------------------------------------------------------------------
   AARP GLOBAL GROWTH FUND
----------------------------------------------------------------------------------------------

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                         Six Months Ended
                                                             March 31,      For the Period
                                                               1997(a)     February 1, 1996(b)
                                                            (Unaudited)  to September 30, 1996
                                                            -----------  ---------------------
Net asset value, beginning of period ....................   $   15.49        $   15.00
                                                            --------------------------
Income from investment operations:
   Net investment income (loss) .........................        (.02)             .06
   Net realized and unrealized gain on investments ......        1.24              .43
                                                            --------------------------
Total from investment operations ........................        1.22              .49
                                                            --------------------------
Less distributions from net investment income ...........        (.06)            --
                                                            --------------------------
Net asset value, end of period ..........................   $   16.65        $   15.49
                                                            --------------------------
Total Return (%)(c) .....................................        7.88(d)          3.27(d)
Ratios and Supplemental Data
Net assets, end of period ($ millions) ..................         108               78
Ratio of operating expenses, net to average net assets (%)       1.75(e)          1.75(e)
Ratio of operating expenses before expense reductions, to
 average net assets (%) .................................        1.92(e)          2.31(e)
Ratio of net investment income to average net assets (%)         (.18)(e)         1.03(e)
Portfolio turnover rate (%) .............................       24.42(e)         12.56(e)
Average commission rate paid ............................   $   .0002        $   .0150

(a) Based on monthly average shares outstanding during the period.
(b) Commencement of operations
(c) Total returns would have been lower had certain expenses not been reduced.
(d) Not Annualized        (e) Annualized

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
   AARP INTERNATIONAL STOCK FUND
--------------------------------------------------------------------------------

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                              For the Period
                                                             February 1, 1997(a)
                                                             to March 31, 1997
                                                                (Unaudited)
                                                            --------------------
Net asset value, beginning of period ......................      $  15.00
                                                                 --------
Income from investment operations:
   Net investment income ..................................           .05
   Net realized and unrealized gain (loss) on investments .           .16
                                                                 --------
Total from investment operations ..........................           .21
                                                                 --------
Net asset value, end of period ............................      $  15.21
                                                                 --------
Total Return (%)(b) .......................................          1.40(c)
Ratios and Supplemental Data
Net assets, end of period ($ millions) ....................             5
Ratio of operating expenses, net to average net assets (%)           1.75(d)
Ratio of operating expenses before expense reductions, to
 average net assets (%) ...................................         23.19(d)
Ratio of net investment income to average net assets (%) ..          4.39(d)
Portfolio turnover rate (%) ...............................          9.44(d)
Average commission rate paid ..............................      $  .0399

(a) Commencement of operations
(b) Total return would have been lower had certain expenses not been reduced.
(c) Not Annualized        (d) Annualized

--------------------------------------------------------------------------------
   AARP DIVERSIFIED INCOME PORTFOLIO
--------------------------------------------------------------------------------

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                              For the Period
                                                             February 1, 1997(a)
                                                             to March 31, 1997
                                                                (Unaudited)
                                                            --------------------
Net asset value, beginning of period .....................       $  15.00
                                                                 --------
Income from investment operations:
   Net investment income .................................            .06
   Net realized and unrealized gain (loss) on investments            (.08)
                                                                 --------
Total from investment operations .........................           (.02)
                                                                 --------
Less distribution from net investment income .............           (.06)
                                                                 --------
Net asset value, end of period ...........................       $  14.92
                                                                 --------
Total Return (%) .........................................           (.13)(b)
Ratios and Supplemental Data
Net assets, end of period ($ millions) ...................             14
Ratio of operating expenses, net to average net assets (%)           --  (d)
Ratio of net investment income to average net assets (%) .            4.4(c)
Portfolio turnover rate (%) ..............................           --

(a) Commencement of operations
(b) Not Annualized
(c) Annualized
(d) This Portfolio invests in other AARP Funds, and although the Portfolio did not incur any direct expenses for the period, the Portfolio did bear its share of the operating, administrative and advisory expenses of the Underlying Scudder Funds.

--------------------------------------------------------------------------------
   AARP DIVERSIFIED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                              For the Period
                                                             February 1, 1997(a)
                                                             to March 31, 1997
                                                                (Unaudited)
                                                            --------------------
Net asset value, beginning of period .....................       $  15.00
                                                                 --------
Income from investment operations:
   Net investment income .................................            .04
   Net realized and unrealized gain (loss) on investments            (.08)
                                                                 --------
Total from investment operations .........................           (.04)
                                                                 --------
Net asset value, end of period ...........................       $  14.96
                                                                 --------
Total Return (%) .........................................           (.26)(b)
Ratios and Supplemental Data
Net assets, end of period ($ millions) ...................             11
Ratio of operating expenses, net to average net assets (%)           --  (d)
Ratio of net investment income to average net assets (%) .            3.7(c)
Portfolio turnover rate (%) ..............................           --

(a) Commencement of operations
(b) Not Annualized
(c) Annualized
(d) This Portfolio invests in other AARP Funds, and although the Portfolio did not incur any direct expenses for the period, the Portfolio did bear its share of the operating, administrative and advisory expenses of the Underlying Scudder Funds.

                                    This Page
                                  intentionally
                                   left blank.

                                                            N O T E S  T O

                                    F I N A N C I A L  S T A T E M E N T S

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Note 1. Organization and Significant Accounting Policies.

   The following AARP Mutual Funds from Scudder (the "AARP Funds" or the "Funds") are organized as Massachusetts business trusts and are registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as open-end management investment companies.

  Trust name:                            Series name:
----------------------------------------------------------------------------
  AARP Cash Investment Funds:
                                         AARP High Quality Money Fund
  AARP Income Trust:
                                         AARP GNMA & U.S. Treasury Fund
                                         AARP High Quality Bond Fund
                                         AARP Bond Fund For Income
  AARP Tax Free Income Trust:
                                         AARP High Quality Tax Free Money Fund
                                         AARP Insured Tax Free General Bond Fund
  AARP Growth Trust:
                                         AARP Balanced Stock & Bond Fund
                                         AARP Growth & Income Fund
                                         AARP Global Growth Fund
                                         AARP Capital Growth Fund
                                         AARP U.S. Stock Index Fund
                                         AARP Small Company Stock Fund
                                         AARP International Stock Fund
  AARP Managed Investment Portfolios
  Trust:
                                         AARP Diversified Income Portfolio
                                         AARP Diversified Growth Portfolio

   All Funds are diversified. The Declaration of Trust of each Trust permits its Trustees to create an unlimited number of series and to issue an unlimited number of full and fractional shares of each separate series. The Portfolios within the AARP Managed Investment Portfolio Trust invest primarily in existing AARP Mutual Funds from Scudder (the "Underlying AARP Funds").

   The Funds' financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by the Funds in preparation of their financial statements.

   A. Security Valuation. The AARP High Quality Money Fund uses the penny rounding method of security valuation as permitted under Rule 2a-7 of the 1940 Act. Under this method, securities for which market quotations are readily available and which have remaining maturities of sixty-one days or more from the date of valuation are valued at the mean between the over-the-counter bid and asked prices by an independent registered broker/dealer. On the sixtieth day prior to maturity and thereafter until maturity, securities originally purchased with more than sixty days remaining to maturity are valued at amortized cost calculated daily, based upon the market valuation of the securities on the sixty-first day prior to maturity. The AARP High Quality Tax Free Money Fund uses the amortized cost method of security valuation as permitted under Rule 2a-7 of the 1940 Act. Under this method, the value of a security is determined by adjusting its original cost to face value through the amortization of any acquisition discount or premium at a constant rate until maturity, which approximates market. Security valuation with respect to each of the remaining Funds is performed in the following manner:

   Common and preferred stocks traded on U.S. or foreign securities exchanges are valued at the most recent sale price on such exchange where the security is principally traded. If no sale occurred, the security is valued at the mean between the most recent bid and asked quotations on such exchanges. If there is no such bid and asked quotations the most recent bid quotation is used. Unlisted securities quoted on the National Association of Securities Dealers

Automatic Quotation ("NASDAQ") System, for which there have been sales, are valued at the most recent sale price reported on such system. If there are no such sales, the value is the high or "inside" bid quotation. Unlisted securities which are not quoted on the NASDAQ System but are traded in another over-the-counter market are valued at the most recent sale price on such market. If no sale occurred, the security is valued at the mean between the most recent bid and asked quotations. If there are no such bid and asked quotations the most recent bid quotation is used.

   Portfolio debt securities with remaining maturities greater than sixty days are valued by pricing agents approved by the Trustees, which prices reflect broker/dealer supplied valuations and electronic data processing techniques. If the pricing agents are unable to provide such quotations, the most recent bid quotation supplied by a bona fide market maker shall be used.

   Short-term investments with remaining maturities of 60 days or less are valued at amortized cost. Variable rate demand notes are carried at cost which together with accrued interest approximates market.

   Investments of the AARP Diversified Income Portfolio and AARP Diversified Growth Portfolio are valued at the net asset value per share of each Underlying AARP Fund as of the close of regular trading on the New York Stock Exchange.

   The value of all other securities is determined in good faith under the direction of the Trustees.

   B. Repurchase Agreements. Each of the AARP Funds may enter into repurchase agreements with selected banks and broker/dealers whereby each Fund, through its custodian, receives delivery of the securities collateralizing repurchase agreements, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value, depending on the maturity of the underlying collateral, is at least equal to the repurchase price.

   C. Futures Contracts. The Funds in the AARP Income Trust, the AARP Insured Tax Free General Bond Fund, the AARP Balanced Stock and Bond Fund, the AARP Global Growth Fund, the AARP International Stock Fund, the AARP U.S. Stock Index Fund, and the AARP Small Company Stock Fund may enter into futures contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of an item at a specified price on a specific date (settlement date). During the period, the AARP High Quality Bond Fund and the AARP Insured Tax Free General Bond Fund purchased and sold interest rate futures to hedge against declines in the value of portfolio securities.

   Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

   Certain risks may arise upon entering into futures contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, the Fund gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

   D. Options. In an option contract, the writer of the option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by the Fund if the option is exercised.

NOTES TO FINANCIAL STATEMENTS

   The Funds in the AARP Income Trust, the AARP Insured Tax Free General Bond Fund, the AARP Balanced Stock and Bond Fund, the AARP Global Growth Fund, the AARP International Stock Fund, and the AARP Small Company Stock Fund may enter into options on futures contracts. The Funds in the AARP Growth Trust and the AARP Income Trust may write covered call options. The Funds in the AARP Growth Trust may purchase put and call options on stock indices.

   During the period the AARP International Stock Fund purchased put options on currencies as a hedge against potential adverse price movements in the value of portfolio assets. Also, during the period, the AARP High Quality Bond Fund purchased call options on futures as a temporary substitute for purchasing selected investments.

   If the Fund writes an option and the option expires unexercised, the Fund will realize income, in the form of a capital gain, to the extent of the amount received for the option (the "premium"). If the Fund elects to close out the option it would recognize a gain or loss based on the difference between the cost of closing the option and the initial premium received. If the Fund purchased an option and allows the option to expire it would realize a loss to the extent of the premium paid. If the Fund elects to close out the option it would recognize a gain or loss equal to the difference between the cost of acquiring the option and the amount realized upon the sale of the option.

   The gain or loss recognized by the Fund upon the exercise of a written call or purchased put option is adjusted for the amount of option premium. If a written put or purchased call option is exercised the Fund's cost basis of the acquired security or currency would be the exercise price adjusted for the amount of the option premium.

   The liability representing the Fund's obligation under an exchange traded written option or investment in a purchased option is valued at the last sale price or, in the absence of a sale, the mean between the closing bid and asked price or at the most recent asked price (bid for purchased options) if no bid and asked price are available. Over-the-counter written or purchased options are valued using dealer supplied quotations.

   When the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security or currency above the exercise price. When the Fund writes a put option it accepts the risk of a decline in the market value of the underlying security or currency below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum exposure to purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and, that a change in the value of the option contract may not correlate exactly with changes in the value of the securities or currencies hedged.

   E. Securities Purchased on a Forward Delivery or When-Issued Basis. The AARP High Quality Money Fund, the Funds in the AARP Income Trust and in the AARP Tax Free Income Trust, and the AARP Balanced Stock and Bond Fund may purchase securities on a forward delivery or when-issued basis. Municipal, corporate and government securities are frequently offered on a forward delivery or when-issued basis. At the time the Fund makes the commitment to purchase a security on a forward delivery or when-issued basis, the price of the underlying security is fixed. The Fund will record the transaction at the time of the commitment and reflect the value of the security in determining its net asset value. The settlement date of the transaction can occur within one month or more after the date the commitment was made. During the period between purchase and settlement date, no payment is made on behalf of the Fund and no interest accrues to the Fund.

   F. Forward Currency Exchange Contracts. The Funds in the AARP Growth Trust, the AARP High Quality Bond Fund and the AARP Bond Fund for Income may, in connection with portfolio purchases and sales of securities denominated in a foreign currency, enter into forward currency exchange contracts ("forward contracts"). Additionally, from time to time, each Fund may enter into contracts to hedge certain foreign currency denominated assets. A forward contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. During the period, the AARP Balanced Stock and Bond Fund, the AARP Growth and Income Fund, and the

AARP Global Growth Fund utilized forward contracts as a hedge against changes in exchange rates relating to foreign currency denominated assets, and as a hedge in connection with portfolio purchases and sales of securities denominated in foreign currencies. Also, during the period, the AARP International Stock Fund utilized forward contracts as a hedge in connection with portfolio purchases and sales of securities denominated in foreign currencies.

   Forward contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. Forward contracts having the same settlement date and broker are offset and any gain
(loss) is realized on the date of offset; otherwise, gain (loss) is realized on settlement date. Realized and unrealized gains and losses which represent the difference between the value of the forward contract to buy and the forward contract to sell are included in net realized and unrealized gain (loss) from foreign currency related transactions.

   Certain risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their contracts. Additionally, when utilizing forward contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

   G. Foreign Currency Translations. Foreign currency transactions from foreign investment activity are translated into U.S. dollars on the following basis:

   (i) market value of investment securities, other assets and liabilities at the daily rates of exchange, and

   (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.

   The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

   Net realized and unrealized gain (loss) from foreign currency related transactions includes gains and losses between trade and settlement dates on securities transactions, gains and losses arising from the sales of foreign currency, and gains and losses between the ex and payment dates on dividends, interest, and foreign withholding taxes.

   H. Securities Transactions and Related Investment Income. Securities transactions are accounted for on the trade date basis and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Original issue discount on securities purchased is accreted on an effective yield basis over the life of the security. Acquisition discount is accreted on taxable securities purchased with original maturity dates of one year or less. Premium on securities purchased by the AARP Tax Free Income Trust is amortized on an effective yield basis over the life of the security. Distributions of income and capital gains earned by the Diversified Growth and Diversified Income Portfolios from the Underlying AARP Funds are recorded on the ex-dividend date.

   Each Fund uses the specific identification method for determining the realized gain or loss on investments sold for both financial and federal income tax reporting purposes.

   I. Federal Income Taxes. Each of the Funds is treated as a single entity for federal income tax purposes. It is the policy of each Fund to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax exempt income to its shareholders. Accordingly, the Funds paid no U.S. federal income taxes, and no provisions for federal income taxes were required.

   J. Distribution of Income and Gains. Each AARP Fund intends to follow the practice of distributing all of its net investment income to shareholders. Dividends from the AARP High Quality Money Fund and the Funds in the AARP Income Trust and the AARP Tax Free Income Trust are declared daily and distributed monthly. Dividends from the AARP Diversified Income Portfolio are declared and paid monthly. Dividends from the AARP Balanced Stock and Bond Fund, the AARP U.S. Stock Index Fund, and the AARP Growth and Income Fund are declared and paid

NOTES TO FINANCIAL STATEMENTS

quarterly. Dividends from the AARP Global Growth Fund, the AARP Small Company Stock Fund, the AARP International Stock Fund, the AARP Diversified Growth Portfolio, and the AARP Capital Growth Fund are declared and paid annually. During any particular year, net realized gains for each Fund which are in excess of any available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders in the following fiscal year. The AARP High Quality Money Fund may take into account realized gains and losses on the sales of securities in its daily distributions. An additional distribution may be made by each Fund to the extent necessary to avoid the payment of a four percent federal excise tax.

   The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal income tax rules and regulations which may differ from generally accepted accounting principles. These differences relate primarily to investments in options, futures, forward contracts, foreign denominated investments, mortgage backed securities, REIT and certain securities sold at a loss. As a result, net investment income and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Funds may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

   K. Expenses. Each Fund (except for the AARP Diversified Income and Diversified Growth Portfolios) is charged for those expenses that are directly attributable to it, such as management, custodian, audit, and certain shareholder service fees. Expenses that are not directly attributable to a Fund, such as reports to shareholders, portions of Trustees' and legal fees, are allocated among all the Funds.

   The AARP Diversified Income and Diversified Growth Portfolios ("the Portfolios") have entered into a Special Servicing Agreement with Scudder, Stevens & Clark, Inc. (the "Fund Manager"), the Underlying Scudder Funds, Scudder Service Corporation, Scudder Fund Accounting Corporation and Scudder Investor Services, whereby the Fund Manager arranges for all services pertaining to the operations of the Portfolios. If the aggregate expenses of the Portfolios are less than the estimated savings to the Underlying AARP Funds from the operation of each Portfolio, each of the Underlying AARP Funds will bear those expenses in proportion to the average daily value of its shares owned by the respective Portfolio. Consequently, no Underlying AARP Fund will be expected to carry expenses that are in excess of the estimate of savings to the respective Underlying AARP Fund. These estimated savings result from the elimination of separate shareholder accounts which either currently are or have potential to be invested in the Underlying AARP Funds. In the event that the financial benefits to the Underlying AARP Funds do not exceed aggregate expenses of any Portfolio, the Fund Manager will pay certain costs on behalf of the respective Portfolio. In accordance with the Special Servicing Agreement, as discussed above, no expenses were charged to the AARP Diversified Income and Diversified Growth Portfolios during the period.

   L. Organization Cost. Costs incurred by the AARP Balanced Stock and Bond Fund, the AARP Global Growth Fund, the AARP U.S. Stock Index Fund, the AARP Bond Fund for Income, the AARP International Stock Fund, and the AARP Small Company Stock Fund in connection with their organization have been deferred and are being amortized on a straight-line basis over a five-year period. The Fund Manager has assumed the organization costs of the AARP Diversified Growth and AARP Diversified Income Portfolios.

   M. Portfolio Insurance. The cost of premiums paid by the AARP Insured Tax Free General Bond Fund for insurance on individual securities is non-cancellable, runs the life of such securities, and is added to the cost basis of such securities. This insurance provides for the timely payment of principal and interest on these securities when due and protects the Fund against loss from default by the Municipal issuer. It does not protect the investor from losses due to changes in market values.

Note 2. Management Fee and other Related Transactions.

   Under the investment management and advisory agreement (the "Management Agreement") between each Trust (excluding the AARP Managed Investment Portfolios Trust) and the Fund Manager, the management fee consists of two elements: a Base Fee and an Individual Fund Fee. The Base Fee is calculated as a percentage of the combined net assets of all of the AARP Funds ("Program Assets") except the AARP Diversified Income and Diversified Growth Portfolios, and each AARP Fund pays, as its portion of the Base Fee, an amount equal to the ratio of its daily net assets to the daily net assets of all of the AARP Funds (excluding the AARP Diversified Income and Diversified Growth Portfolios).

   The Annual Base Fee is calculated as follows:

              .35% of the first $2.0 billion of such assets
              .33% of the next $2.0 billion of such assets
              .30% of the next $2.0 billion of such assets
              .28% of the next $2.0 billion of such assets
              .26% of the next $3.0 billion of such assets
              .25% of the next $3.0 billion of such assets
              .24% of such assets thereafter

   In addition to the Base Fee, each Fund (excluding the AARP U.S. Stock Index Fund, and the AARP Diversified Income and AARP Diversified Growth Portfolios) agrees to pay the Fund Manager a flat Individual Fund Fee based on the average daily net assets of that Fund. The Individual Fund Fee Rate recognizes the different characteristics of each Fund, the varying levels of complexity of investment research and securities trading required to manage each Fund. The Fund Manager has retained Bankers Trust Company as Subadviser to the AARP U.S. Stock Index Fund; under the Subadvisory Agreement, the Fund Manager pays a quarterly fee to the Subadviser.

   The Individual Fund Fee Rate is calculated at the following percentages of the average daily net assets of each Fund:

                            Fund                                       Rate
-----------------------------------------------------------------  -------------
AARP High Quality Money Fund ....................................      .10%
AARP High Quality Tax Free Money Fund ...........................      .10%
AARP GNMA & U.S. Treasury Fund ..................................      .12%
AARP High Quality Bond Fund .....................................      .19%
AARP Insured Tax Free General Bond Fund .........................      .19%
AARP Bond Fund For Income .......................................      .28%
AARP Balanced Stock & Bond Fund .................................      .19%
AARP Growth & Income Fund .......................................      .19%
AARP U.S. Stock Index Fund ......................................        0%
AARP Capital Growth Fund ........................................      .32%
AARP Small Company Stock Fund ...................................      .55%
AARP Global Growth Fund .........................................      .55%
AARP International Stock Fund ...................................      .60%

   The total amount of management fees for each Fund is shown in the Statement of Operations as Management Fee.

   As manager of the assets of each Fund, the Fund Manager directs the investments of each Fund in accordance with its investment objectives, policies and restrictions. In addition to portfolio management services, the Fund Manager under the Management Agreement will provide certain administrative services in accordance with such Agreement. The Fund Manager has also entered into a Member Services Agreement with AARP Financial Services Corp. ("AFSC"), a subsidiary of AARP, and pays portions of its investment management and advisory fee to AFSC.

   For the period October 1, 1996 through January 1, 1997, the Fund Manager agreed to waive a portion of its management fee and reimburse a portion of expenses in order to maintain the annualized expenses of the AARP Global Growth Fund at no more than 1.75% of average daily net assets. Effective February 1, 1997, the Fund Manager has agreed to waive all or a portion of its management fee and reimburse all or a portion of expenses in order to maintain the following annualized expense ratios until January 31, 1998: AARP Stock Index Fund, .50% of average daily net assets; AARP Bond Fund for Income, 0.00% of average daily net assets; AARP International Stock Fund, 1.75% of average daily net assets; and AARP Small Company Stock Fund, 1.75% of average daily net assets. The amount of expenses waived and/or reimbursed by the Fund Manager, if any, for each Fund has been shown in the Statement of Operations as Expense Reductions.

   These Trusts also have a shareholder servicing agreement with Scudder Service Corporation ("SSC"), a subsidiary of the Fund Manager. As shareholder servicing agent, SSC provides various transfer agent, dividend disbursing, and

NOTES TO FINANCIAL STATEMENTS

shareholder communication functions. The amount for each Fund is shown in the table below, and is included in Services to shareholders in the Statements of Operations.

   Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Fund Manager, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Funds. The amount for each Fund is shown in the table below, and is included in Custodian and accounting fees in the Statements of Operations.

   For the period ended March 31, 1997 the amounts charged by SSC and SFAC to the Funds were as follows:

                                                                       Total SSC
                                                       Amount          Unpaid at          Amount         Total SFAC
                                                     Charged To        March 31,        Charged To        Unpaid at
                      Fund                          Fund by SSC          1997*         Fund by SFAC    March 31, 1997*
-------------------------------------------------  ---------------  ----------------  ---------------  ----------------
AARP High Quality Money Fund                         $  759,906       $   86,241        $   26,540       $    4,512
AARP High Quality Tax Free Money Fund                   134,278           21,183            15,023            2,500
AARP GNMA & U.S. Treasury Fund                        3,422,946          568,128           244,163           40,043
AARP High Quality Bond Fund                             746,856          123,459            43,570            6,229
AARP Insured Tax Free General Bond Fund                 891,419          145,495            82,075           13,651
AARP Bond Fund For Income                                 5,517            5,517             6,250            6,250
AARP Balanced Stock & Bond Fund                         575,620               --            45,923            8,184
AARP Growth & Income Fund                             2,904,334          646,541           150,999           27,384
AARP U.S. Stock Index Fund                               11,014           11,014            21,497           21,497
AARP Capital Growth Fund                                824,313          175,840            53,148            9,270
AARP Small Company Stock Fund                            16,567           16,567            12,088           12,088
AARP Global Growth Fund                                 258,275           50,140            40,909            7,577
AARP International Stock Fund                             7,731            7,731             8,333            8,333

   * Total unpaid amounts are included in Other payables and accrued expenses in the Statements of Assets and Liabilities.

   Until September 30, 1996, each Fund paid each Trustee not affiliated with Scudder or AARP $2,000 annually, $270 for each Trustees' meeting, $200 for each audit committee meeting attended, and $100 for other committee meetings, plus expenses, subject to certain maximums per Trustee for meetings held jointly with other funds. As of October 1, 1996, each Fund pays each Trustee unaffiliated with Scudder or AARP an annual retainer of $10,000, $175 for each Trustee's meeting, $150 for each audit and contract committee meeting attended, $100 for attending nominating committee meetings and $125 for each additional committee meeting. The amount for each Fund has been shown in the Statement of Operations as Trustees' fees and expenses.

Note 3. Commitments.

As of March 31, 1997, the AARP Global Growth Fund had entered into the following forward currency exchange contracts resulting in net unrealized appreciation of $63,836.

                                                                            Net Unrealized
                                                                             Appreciation
                                                                            (Depreciation)
  Contracts to Deliver         In Exchange For          Settlement Date         (U.S.$)
-------------------------  -------------------------  --------------------  ----------------
DEM          7,903,094     USD          4,820,000           4/30/97            $  72,755
DEM          3,337,679     USD          1,998,000           5/14/97               (8,919)
                                                                               ---------
                                                                               $  63,836
                                                                               =========

                                   O F F I C E R S  A N D  T R U S T E E S

     OFFICERS AND TRUSTEES
     ---------------------


CAROLE LEWIS ANDERSON
---------------------

        Trustee of AARP Funds; President, MASDUN Capital Advisors; Formerly Principal, Suburban Capital Markets; Director, VICORP Restaurants, Inc.; Member of the Board, Association for Corporate Growth of Washington, D.C.; Trustee, Hasbro Children's Foundation and Mary Baldwin College.

ADELAIDE ATTARD
---------------

        Trustee of AARP Funds; Member, New York City Department of Aging Advisory Council--Appointed by Mayor (1995); Consultant, Gerontology; Commissioner, County of Nassau, NY, Department of Senior Citizen Affairs (1971-1991); Board Member, American Association of International Aging (1981 to 1996); Member, NYS Community Services for the Elderly Advisory Council--Appointed by Governor (1987-1991); Chairperson, Federal Council on Aging (1981-1986); U.S. Delegate to 1982 United Nations World Assembly on Aging.

ROBERT N. BUTLER, M.D.
----------------------

        Trustee of AARP Funds; Director, International Longevity Center and Professor of Geriatrics and Adult Development; Chairman, Henry L. Schwartz Department of Geriatrics and Adult Development, Mount Sinai Medical Center; Formerly Director, National Institute on Aging, National Institute of Health (1976-1982).

ESTHER CANJA
------------

        Trustee of AARP Funds; Vice President, American Association of Retired Persons; Trustee and Chair, AARP Group Health Insurance Plan; Board Liaison, National Volunteer Leadership Network Advisory Committee; Chair, Board Operations Committee; AARP State Director of Florida (1990-1992).

LINDA C. COUGHLIN*
------------------

        Chairman and Trustee of AARP Funds; Managing Director and Member, Board of Directors of Scudder, Stevens & Clark, Inc.

HORACE B. DEETS
---------------

        Vice Chairman and Trustee of AARP Funds; Executive Director, American Association of Retired Persons; Member, Board of Councilors, Andrus Gerontology Center; Member of the Board, HelpAge International.

EDGAR R. FIEDLER
----------------

        Trustee of AARP Funds; Senior Fellow and Economic Counselor, The Conference Board, Inc.; Director: The Stanley Works, Zurich-American Insurance Company, HT Insight Funds, and Emerging Mexico Fund.

CUYLER W. FINDLAY*
------------------

        Trustee of AARP Funds; Advisory Managing Director of Scudder, Stevens & Clark, Inc., Senior Vice President and Director, Scudder Investor Services, Inc.

EUGENE P. FORRESTER
-------------------

        Trustee of AARP Funds; Consultant; International Trade Counselor; Lt. General (Retired), U.S. Army; Command General, U.S. Army Western Command, Honolulu; Consultant: Digital Equipment Corp., DHI, Philip Morris, PICS Previews, and Whittle Communications.

WAYNE F. HAEFER
---------------

        Trustee of AARP Funds; Director, Membership Division of AARP; Trustee, Employee's Pension and Welfare Trusts of AARP and Retired Persons Services, Inc.; Formerly Director, Administration and Data Management Division of AARP.

GEORGE L. MADDOX, JR.
---------------------

        Trustee of AARP Funds; Professor Emeritus and Director, Long Term Care Resources Program, Duke University Medical Center; Senior Fellow, Center for the Study of Aging and Human Development, Duke University; Professor Emeritus of Sociology, Departments of Sociology and Psychiatry, Duke University.

ROBERT J. MYERS
---------------

        Trustee of AARP Funds; Actuarial Consultant; Formerly Executive Director, National Commission on Social Security Reform; Director: NASL Series Trust, Inc. and North American Funds, Inc.; Formerly Director, Board of Pensions, Evangelical Lutheran Church in America; Formerly Chairman, Commission on Railroad Retirement Reform; Member, U.S. Office of Technology Assessment, Prospective Payment Assessment Commission.

JAMES H. SCHULZ
---------------

      Trustee of AARP Funds; Professor of Economics and Kirstein Professor of Aging Policy, Policy Center of Aging, Florence Heller School, Brandeis University.

GORDON SHILLINGLAW
------------------

      Trustee of AARP Funds; Professor Emeritus of Accounting, Columbia University Graduate School of Business; Formerly Director and Treasurer, FERIS Foundation of America.

CORNELIA SMALL*
---------------

      Investment Director, President and Trustee of AARP Funds; Managing Director of Scudder, Stevens & Clark, Inc.



THOMAS W. JOSEPH*                                                EDWARD J. O'CONNELL*
-----------------                                                --------------------

      Vice President                                                  Vice President and  Assistant Treasurer

DAVID S. LEE*                                                    JAMES W. PASMAN*
-------------                                                    ----------------

      Vice President and Assistant Treasurer                          Vice President

THOMAS F. MCDONOUGH*                                             KATHRYN L. QUIRK*
--------------------                                             -----------------

      Vice President and Assistant Secretary                          Vice President and  Secretary

PAMELA A. MCGRATH*                                               HOWARD SCHNEIDER*
------------------                                               -----------------

      Vice President and Treasurer                                    Vice President

      *Scudder, Stevens & Clark, Inc.

      Effective January 1, 1995, each member of and nominee for the Board of Trustees must own shares of one or more of the Funds within the AARP Investment Program of which he/she serves as Trustee.

                                  SERVICE INFORMATION
                                  -------------------

 SHAREHOLDER                      Our knowledgeable AARP Mutual Fund Representatives are available
 SERVICE LINE                     to answer questions about the Program or your account Monday through Friday, between 8:00 a.m. and 8:00 p.m., Eastern time.
  1-800-253-2277                  Transactions can be made Monday through Friday between 8:00 a.m.
                                  and 4:00 p.m., Eastern time.

                                  Write:                        AARP Investment Program from Scudder
                                                                P.O. Box 2540
                                                                Boston, MA 02208-2540

                                  For overnight                 AARP Investment Program from Scudder
                                  and certified mail:           42 Longwater Drive
                                                                Norwell, MA 02061-1612


 EASY-ACCESS LINE                 Shareholders with a touch-tone telephone may call this automated line to obtain AARP Fund performance and account information, or to
 1-800-631-4636                   exchange or sell (redeem) AARP Mutual Fund shares. This service is available 24 hours a day, 7 days a week.


 TRANSACTIONS                     If you have access to a fax machine, you can fax transaction requests.
 BY FAX                           Any exchange or redemption request received after 4:00 p.m. business
                                  Days or on weekends will be processed the next business day. All faxes
 1-800-821-6234                   are kept confidential.

 TDD (TELECOMMUNICATIONS          AARP members with hearing or speech impairments and access to
 DEVICE FOR THE DEAF AND          TDD equipment can communicate with the AARP Investment Program
 SPEECH IMPAIRED)                 Monday through Friday between 8:00 a.m. and 5:00 p.m., Eastern time. Transactions can be made between 8:00 a.m. and 4:00 p.m.,
 1-800-634-9454                   Eastern time.


                                    GLOSSARY
                                    --------

              AVERAGE ANNUALIZED    The one-year return of an investment
                    TOTAL RETURN    based on its compounded total return. The
                                    annualized return gives the investor an idea of the performance during each year of a listed period, such as 3 years, 5 years or 10 years.

                BARBELL STRATEGY    An investment strategy where the portfolio
                                    manager holds bonds with short maturities and long maturities that would give the impression of a bar bell if the clusters of bonds on either end were illustrated.

                          COUPON The name given to the interest payments that could be clipped and sent to the issuer for payment. The average coupon rate would be the expected interest rates of all the bonds held in a portfolio.

                         QUALITY Quality is a measure of a bond issuer's ability to repay interest and principal in a timely manner. The average quality is a designation of all the bonds held in the portfolio.

                        DURATION Duration is a mathematical calculation of the average life of a bond (or bonds in a bond fund) that serves as a useful measure of its price risk. Each year of duration represents an expected 1% change in the price of a bond for every 1% change in interest rates. For example, if a bond fund has an average duration of two years, its price will fall about 2% when interest rates rise by one percentage point. Conversely, the bond fund's price will rise about 2% when interest rates fall by one percentage point.

                        MATURITY The date upon which bonds mature, that is, the date when the issuer must pay back the face amount of the bond. An investor who buys $10,000 worth of 25-year bonds will receive $10,000 at the end of 25 years, after having received interest payments (coupons) over the 25-year period.

                 PREPAYMENT RISK    The possibility that, as interest rates
                                    fall, homeowners will refinance their home mortgages, resulting in the prepayment of GNMA securities.

                    TOTAL RETURN    A measure of an investment's performance
                                    that takes into account income paid, other distributions, and any increase or decline in the value of the principal over a given period of time.

                       VALUATION    The process in which the value of a security
                                    is assessed or determined.

                           YIELD The income per share paid to mutual fund shareholders from the dividends and interest of that fund, expressed as a percentage for a stated period of time. It is based on past performance and measured in time increments.

               YIELD TO MATURITY    Concept used to determine the rate of return
                                    an investor will receive if a long-term, interest-bearing investment, such as a bond, is held until its maturity date.

The paper used for the cover and internal pages of this report uses recycled corrugated containers. The "Crystal Recycling Process" which created this paper used four and one half truck-loads of boxes that would otherwise have been placed in landfills. When you are finished with the report, please continue the process and recycle it.


                        (LOGO) Printed on recycled paper

                                AARP INCOME TRUST

                            PART C. OTHER INFORMATION

Item 24. Financial Statements and Exhibits
------------------------------------------

                  a.       Financial Statements
                           Included in Part A of this Registration Statement:

                                    Financial Highlights for AARP GNMA and U.S. Treasury Fund and AARP
                                    High Quality Bond Fund for ten fiscal years ended September 30, 1996 and for the six month period ended March 31, 1997.

                                    Financial Highlights for AARP Bond Fund for Income for the two month period ended March 31, 1997.

                           Included in Part B of this Registration Statement:

                           For AARP GNMA and U.S. Treasury Fund and AARP High Quality Bond Fund:

                                    List of Investments as of September 30, 1996 and for the six month period ended March 31, 1997
                                    Statements of Assets and Liabilities as of September 30, 1996 and for the six
                                    month period ended March 31, 1997
                                    Statements of Operations for the fiscal year ended September 30, 1996 and for the six month period ended March 31, 1997
                                    Statements of Changes in Net Assets for the fiscal year ended September 30, 1996 and for the six month period ended March 31, 1997
                                    Financial Highlights for the six fiscal years ended September 30, 1996 and for the six month period ended March 31, 1997
                                    Notes to Financial Statements

                           For AARP Bond Fund for Income:

                                    List of Investments as of March 31, 1997
                                    Statements of Assets and Liabilities as of March 31, 1997
                                    Statements of Operations from February 1, 1997 to March 31,
                                    1997
                                    Statement of Changes in Net Assets for the two month period ended March 31,
                                    1997
                                    Financial Highlights for the period February 1, 1997 to March 31, 1997
                                    Notes to Financial Statements
                                    Statements, schedules and historical information other than those listed above have been omitted since they are either not applicable or are not required.

                   b.        Exhibits:

                             1.       (a)(1)  Declaration of Trust dated June 8, 1984, as amended November 1,
                                              1984.
                                              (Previously filed as Exhibit 1(a) to Post-Effective Amendment No.
                                              15 to the Registration Statement.)

                                      (a)(2)  Certificate of Amendment dated September 15, 1989 to Declaration
                                              Trust.
                                              (Previously filed as Exhibit 1(a)(2) to Post-Effective Amendment No.
                                              of 11 to the Registration Statement.)



                                Part C - Page 1

                                      (a)(3)  Certificate of Amendment dated January 25, 1994 to Declaration of
                                              Trust.
                                              (Previously filed as Exhibit 1(a)(3) to Post-Effective Amendment
                                              No. 17 to the Registration Statement.)

                                      (a)(4)  Amended and Restated Declaration of Trust dated September 13,
                                              1996.
                                              (Previously filed as Exhibit 2(a)(4) to Post-Effective Amendment
                                              No. 20 to the Registration Statement.)

                                      (b)(1)  Establishment of Series dated November 27, 1984.
                                              (Previously filed as Exhibit 1(b) to Post-Effective Amendment No. 5 to the Registration Statement.)

                                      (b)(2)  Redesignation of Series dated March 28, 1990.
                                              (Previously filed as Exhibit 1(b)(2) to Post-Effective Amendment
                                              No. 13 to the Registration Statement.)

                                      (b)(3)  Establishment and Designation of Series of Beneficial Interest dated
                                              November 12, 1996.
                                              (Previously filed as Exhibit 1(b)(3) to Post-Effective Amendment
                                              No. 20 to the Registration Statement.)

                             2.       (a)(1)  By-Laws of the Registrant as amended June 17, 1992.
                                              (Previously filed as Exhibit 2 to Post-Effective Amendment No. 14 to the Registration Statement.)

                                      (a)(2)  By-Laws of the Registrant as amended March 17, 1993.
                                              (Previously filed as Exhibit 2(a)(2) to Post-Effective Amendment
                                              No. 15 to the Registration Statement.)

                                      (a)(3)  Certificate as to Resolution of Board Members dated June 24, 1996.
                                              (Previously filed as Exhibit 2(a)(3) to Post-Effective Amendment
                                              No. 20 to the Registration Statement.)

                             3.               Inapplicable.

                             4.               Specimen certificate representing shares of beneficial  interest having a par value of $.01 per share.  (Previously filed as Exhibit 4 to Post-Effective Amendment No. 1 to the Registration Statement.)

                             5.       (a)     Investment Management and Advisory Agreement between the
                                              Registrant and AARP/Scudder Financial Management Company
                                              dated January 2, 1987.
                                              (Previously filed as Exhibit 5(a) to Post-Effective Amendment No.
                                              11 to the Registration Statement.)  Terminated February 1, 1994.

                                      (a)(1)  Investment Management Agreement between the Registrant and
                                              Scudder, Stevens & Clark, Inc. dated February 1, 1994.
                                              (Previously filed as Exhibit 5(a)(1) to Post-Effective Amendment
                                              No. 17 to the Registration Statement.)

                                      (a)(2)  Form of Supplement to Investment Management Agreement with respect to AARP Bond Fund for Income between the Registrant and
                                              Scudder, Stevens & Clark, Inc. dated February 1, 1997.

                                Part C - Page 2

                                              (Incorporated by reference to Post-Effective Amendment No. 21 to the
                                              Registration Statement.)

                                      (b)     Subadvisory Agreement among AARP/Scudder Financial
                                              Management Company, Scudder, Stevens & Clark, Inc., the
                                              Registrant, AARP Growth Trust and AARP Insured Tax Free
                                              Income Trust dated December 16, 1985.
                                              (Previously filed as Exhibit 5(b) to Post-Effective Amendment No. 6 to the Registration Statement.)  Terminated February 1, 1994.

                             6.               Underwriting Agreement between the Registrant and Scudder Fund
                                              Distributors, Inc. dated September 4, 1985.  (Previously filed as
                                              Exhibit 6 to Post-Effective Amendment No. 5 to the Registration
                                              Statement.)

                             7.               Inapplicable.

                             8.       (a)(1)  Custodian Agreement between the Registrant and State Street Bank and Trust Company dated November 30, 1984.
                                              (Previously filed as Exhibit 8(a)(1) to Post-Effective Amendment
                                              No.5 to the Registration Statement.)

                                      (a)(2)  Fee schedule for Exhibit 8(a)(l).
                                              (Previously filed as Exhibit 8(a)(2) to Post-Effective Amendment
                                              No. 5 to the Registration Statement.)

                                      (a)(3)  Additional Provision to Custodian Agreement between the
                                              Registrant and State Street Bank and Trust Company dated
                                              November 30, 1984.
                                              (Previously filed as Exhibit 8(a)(3) to Post-Effective Amendment
                                              No. 5 to the Registration Statement.)

                                      (a)(4)  Amendment No. 1 dated July 29, 1985 to the Custodian Contract between the Registrant and State Street Bank and Trust Company
                                              dated November 30, 1984.
                                              (Previously filed as Exhibit 8(a)(4) to Post-Effective Amendment
                                              No. 5 to the Registration Statement.)

                                      (a)(5)  Amendment dated September 23, 1987 to Custodian Agreement between the Registrant and State Street Bank and Trust Company
                                              dated November 30, 1984.
                                              (Previously filed as Exhibit 8(a)(5) to Post-Effective Amendment
                                              No. 10 to the Registration Statement.)

                                      (a)(6)  Amendment dated September 15, 1988 to Custodian Agreement between the Registrant and State Street Bank and Trust Company
                                              dated November 30, 1984.
                                              (Previously filed as Exhibit 8(a)(6) to Post-Effective Amendment
                                              No. 10 to the Registration Statement.)

                                      (a)(7)  Form of revised fee schedule for Exhibit 8(a)(1).
                                              (Previously filed as Exhibit 8(a)(7) to Post-Effective Amendment
                                              No. 18 to the Registration Statement.)

                             9.       (a)     Transfer Agency and Service Agreement between the Registrant and
                                              Scudder Service Corporation dated October 2, 1989.

                                Part C - Page 3

                                              (Previously filed as Exhibit 9(a) to Post-Effective Amendment No.
                                              11 to the Registration Statement.)

                                      (b)     Member Services Agreement among AARP/Scudder Financial
                                              Management Company, AARP Financial Services Corp., the
                                              Registrant, AARP Growth Trust and AARP Insured Tax Free
                                              Income Trust dated November 30, 1984.
                                              (Previously filed as Exhibit 9(b) to Post-Effective Amendment No. 6 to the Registration Statement.)  Terminated February 1, 1994.

                                      (b)(1)  Member Services Agreement between AARP Financial Services
                                              Corp. and Scudder, Stevens & Clark, Inc. dated February 1, 1994.
                                              (Previously filed as Exhibit 9(b)(1) to Post-Effective Amendment
                                              No. 17 to the Registration Statement.)

                                      (c)     Service Mark License Agreement among Scudder, Stevens & Clark,
                                              American Association of Retired Persons, the Registrant, AARP
                                              Growth Trust and AARP Insured Tax Free Income Trust dated November 30, 1984.
                                              (Previously filed as Exhibit 9(c) to Post-Effective Amendment No. 6 to the Registration Statement.)

                                      (c)(1)  Service Mark License Agreement among Scudder, Stevens & Clark,
                                              American Association of Retired Persons, the Registrant, AARP
                                              Cash Investment Trust, AARP Growth Trust and AARP Tax Free
                                              Income Trust dated March 20, 1996.
                                              (Previously filed as Exhibit 9(c)(1) to Post-Effective Amendment
                                              No. 20 to the Registration Statement.)

                                      (d)     Shareholder Service Agreement between the Registrant and Scudder
                                              Service Corporation dated June 1, 1988.
                                              (Previously filed as Exhibit 9(d) to Post-Effective Amendment No.
                                              10 to the Registration Statement.)

                                      (e)     Fund Accounting Services Agreement between the Registrant, on behalf of AARP GNMA and U.S. Treasury Fund and Scudder Fund
                                              Accounting Corporation dated November 10, 1995.
                                              (Previously filed as Exhibit 9(e) to Post-Effective Amendment No.
                                              18 to the Registration Statement.)

                                      (f)     Fund Accounting Services Agreement between the Registrant, on behalf of AARP High Quality Bond Fund and Scudder Fund
                                              Accounting Corporation dated October 10, 1995.
                                              (Previously filed as Exhibit 9(f) to Post-Effective Amendment No.
                                              18 to the Registration Statement.)

                             10.              Inapplicable.

                             11.              Inapplicable.

                             12.              Inapplicable.

                             13.              Inapplicable.

                                Part C - Page 4


                             14.      (a)     Individual Retirement Account (IRA).
                                              (Previously filed as Exhibit 14(a) to Post-Effective Amendment No.
                                              1 to the Registration Statement.)

                                      (b)     Harvest Plan for Self-Employed Persons and Corporations.
                                              (Previously filed as Exhibit 14(b) to Post-Effective Amendment No.
                                              1 to the Registration Statement.)

                             15.              Inapplicable.

                             16.              Schedule for Computation of Performance Data.
                                              (Previously filed as Exhibit 16 to Post-Effective Amendment No. 11 to the Registration Statement.)

                             17.              Financial Data Schedules.
                                              (Incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement.)

                             18.              Inapplicable.


Power of Attorney for Cuyler W. Findlay, Adelaide Attard, Cyril F. Brickfield, Robert N. Butler, Edgar R. Fiedler, Eugene P. Forrester, George L. Maddox, Jr., and Robert J. Myers is incorporated by reference to the Signature Page of Post-Effective Amendment No. 9.

Power of Attorney for Carole Lewis Anderson, Linda C. Coughlin, Horace Deets and Wayne F. Haefer is incorporated by reference to the Signature Page of Post-Effective Amendment No. 18 to the Registration Statement.

Power of Attorney for James H. Schultz and Gordon Shillinglaw is incorporated by reference to the Signature Page of Post-Effective Amendment No. 20 to the Registration Statement.

Power of Attorney for Esther Canja is incorporated by reference to the Signature Pages of Post-Effective Amendment No. 21 to the Registration Statement.

Item 25.          Persons Controlled by or under Common Control with Registrant.
--------          --------------------------------------------------------------

                  None

Item 26.          Number of Holders of Securities (as of May 30, 1997).
--------          -----------------------------------------------------

                                         (1)                             (2)
                                   Title of Class           Number of Record Shareholders
                                   --------------           -----------------------------

                   Shares of beneficial interest
                   with par value of $.01

                       AARP High Quality Bond Fund                     48,109
                       AARP GNMA and U.S. Treasury Fund                229,497
                       AARP Bond Fund for Income                         996

Item 27.          Indemnification.
--------          ----------------

                  A policy of insurance covering Scudder, Stevens & Clark, Inc., its affiliates, including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder, Stevens & Clark, Inc. insures the Registrant's Trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.



                                Part C - Page 5

                  Article IV, Sections 4.1 - 4.3 of Registrant's Declaration of Trust provide as follows:

                  Section 4.1 No Personal Liability of Shareholders, Trustees, Etc. No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than to the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability of the Trust, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability, provided that any such expenses shall be paid solely out of the funds and property of the series of the Trust with respect to which such Shareholders Shares are issued. The rights accruing to a Shareholder under this
                  Section 4.1 shall not exclude any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

                  Section 4.2 Non-Liability of Trustees, Etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee, agent or service provider thereof for any action or failure to act by him (or her) or any other such Trustee, officer, employee, agent or service provider (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office. The term "service provider" as used in this Section 4.2, shall include any investment adviser, principal underwriter or other person with whom the Trust has an agreement for provision of services.

                  Section 4.3  Mandatory Indemnification.
                  -----------  --------------------------

                    (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                           (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                           (ii) the words "claim," "action," "suit," or
                           "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                  (b) No indemnification shall be provided hereunder to a Trustee or officer:

                           (i) against any liability to the Trust or the Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;



                                Part C - Page 6

                           (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

                           (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                                    (A) by the court or other body approving the settlement or other disposition; or

                                    (B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

                  (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights
` to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

                  (d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section
                           4.3 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3 provided that either:

                           (i) such undertaking is secured by a surety bond or some appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances: or

                           (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

                  As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Item 28.          Business or Other Connections of Investment Adviser
--------          ---------------------------------------------------

                  The Adviser has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 28.


                                Part C - Page 7

                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            ------------------------------------

Stephen R. Beckwith        Director, Vice President, Assistant Treasurer, Chief Operating Officer & Chief
                                 Financial Officer, Scudder, Stevens & Clark, Inc. (investment adviser)**

Lynn S. Birdsong           Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President & Director, The Latin America Dollar Income Fund, Inc.  (investment company)**
                           President & Director, Scudder World Income Opportunities Fund, Inc.  (investment company)**
                           President, The Japan Fund, Inc. (investment company)**
                           Supervisory Director, The Latin America Income and Appreciation Fund N.V.
                                 (investment company) +
                           Supervisory Director, The Venezuela High Income Fund N.V. (investment company) xx
                           Supervisory Director, Scudder Mortgage Fund (investment company)+
                           Supervisory Director, Scudder Floating Rate Funds for Fannie Mae Mortgage Securities
                                 I & II (investment company) +
                           Director, Canadian High Income Fund (investment
                           company)# Director, Hot Growth Companies Fund
                           (investment company)# Director, Sovereign High Yield
                           Investment Company (investment company)+ Director,
                           Scudder, Stevens & Clark (Luxembourg) S.A.(investment manager) #

Nicholas Bratt             Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President & Director, Scudder New Europe Fund, Inc. (investment company)**
                           President & Director, The Brazil Fund, Inc. (investment company)**
                           President & Director, The First Iberian Fund, Inc. (investment company)**
                           President & Director, Scudder International Fund, Inc.  (investment company)**
                           President & Director, Scudder Global Fund, Inc. (President on all series except Scudder
                                 Global Fund) (investment company)**
                           President & Director, The Korea Fund, Inc. (investment company)**
                           President & Director, Scudder New Asia Fund, Inc. (investment company)**
                           President, The Argentina Fund, Inc. (investment company)**
                           Vice President, Scudder, Stevens & Clark Corporation (Delaware) (investment adviser)**
                           Vice President, Scudder, Stevens & Clark Japan, Inc. (investment adviser)###
                           Vice President, Scudder, Stevens & Clark of Canada Ltd. (Canadian investment adviser)
                                 Toronto, Ontario, Canada
                           Vice President, Scudder, Stevens & Clark Overseas Corporation oo

E. Michael Brown           Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Trustee, Scudder GNMA Fund (investment company)*
                           Trustee, Scudder Portfolio Trust (investment company)*
                           Trustee, Scudder U.S. Treasury Fund (investment company)*
                           Trustee, Scudder Tax Free Money Fund (investment company)*
                           Trustee, Scudder State Tax Free Trust (investment company)*
                           Trustee, Scudder Cash Investment Trust (investment company)*
                           Assistant Treasurer, Scudder Investor Services, Inc. (broker/dealer)*
                           Director & President, Scudder Realty Holding Corporation (a real estate holding company)*
                           Director & President, Scudder Trust Company (a trust company)+++
                           Director, Scudder Trust (Cayman) Ltd.

Mark S. Casady             Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Director & Vice President, Scudder Investor Services, Inc. (broker/dealer)*

                                Part C - Page 8

                           Director & Vice President, Scudder Service Corporation (in-house transfer agent)*
                           Director, SFA, Inc. (advertising agency)*

Linda C. Coughlin          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Chairman & Trustee, AARP Cash Investment Funds  (investment company)**
                           Chairman & Trustee, AARP Growth Trust (investment company)**
                           Chairman & Trustee, AARP Income Trust (investment company)**
                           Chairman & Trustee, AARP Tax Free Income Trust  (investment company)**
                           Chairman & Trustee, AARP Managed Investment Portfolios Trust  (investment company)**
                           Director & Senior Vice President, Scudder Investor Services, Inc. (broker/dealer)*
                           Director, SFA, Inc. (advertising agency)*

Margaret D. Hadzima        Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Assistant Treasurer, Scudder Investor Services, Inc. (broker/dealer)*

Jerard K. Hartman          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Scudder California Tax Free Trust (investment company)*
                           Vice President, Scudder Equity Trust (investment company)**
                           Vice President, Scudder Cash Investment Trust (investment company)*
                           Vice President, Scudder Fund, Inc. (investment company)**
                           Vice President, Scudder Global Fund, Inc. (investment company)**
                           Vice President, Scudder GNMA Fund (investment company)*
                           Vice President, Scudder Portfolio Trust (investment company)*
                           Vice President, Scudder Institutional Fund, Inc. (investment company)**
                           Vice President, Scudder International Fund, Inc. (investment company)**
                           Vice President, Scudder Investment Trust (investment company)*
                           Vice President, Scudder Municipal Trust (investment company)*
                           Vice President, Scudder Mutual Funds, Inc. (investment company)**
                           Vice President, Scudder New Asia Fund, Inc. (investment company)**
                           Vice President, Scudder New Europe Fund, Inc. (investment company)**
                           Vice President, Scudder Securities Trust (investment company)*
                           Vice President, Scudder State Tax Free Trust (investment company)*
                           Vice President, Scudder Funds Trust (investment company)**
                           Vice President, Scudder Tax Free Money Fund (investment company)*
                           Vice President, Scudder Tax Free Trust (investment company)*
                           Vice President, Scudder U.S. Treasury Money Fund (investment company)*
                           Vice President, Scudder Pathway Series (investment company)*
                           Vice President, Scudder Variable Life Investment Fund (investment company)*
                           Vice President, The Brazil Fund, Inc. (investment company)**
                           Vice President, The Korea Fund, Inc. (investment company)**
                           Vice President, The Argentina Fund, Inc. (investment company)**
                           Vice President & Director, Scudder, Stevens & Clark of Canada, Ltd. (Canadian
                                 investment adviser) Toronto, Ontario, Canada
                           Vice President, The First Iberian Fund, Inc. (investment company)**
                           Vice President, The Latin America Dollar Income Fund, Inc. (investment company)**
                           Vice President, Scudder World Income Opportunities Fund, Inc. (investment company)**



                                Part C - Page 9

Richard A. Holt            Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Scudder Variable Life Investment Fund (investment company)*

John T. Packard            Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President, Montgomery Street Income Securities, Inc. (investment company) o
                           Chairman, Scudder Realty Advisors, Inc. (realty investment adviser)x

Daniel Pierce              Chairman & Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Chairman, Vice President & Director, Scudder Global Fund, Inc.  (investment company)**
                           Chairman & Director, Scudder New Europe Fund, Inc. (investment company)**
                           Chairman & Director, The First Iberian Fund, Inc. (investment company)**
                           Chairman & Director, Scudder International Fund, Inc. (investment company)**
                           Chairman & Director, Scudder New Asia Fund, Inc. (investment company)**
                           President & Trustee, Scudder Equity Trust (investment company)**
                           President & Trustee, Scudder GNMA Fund (investment company)*
                           President & Trustee, Scudder Portfolio Trust (investment company)*
                           President & Trustee, Scudder Funds Trust (investment company)**
                           President & Trustee, Scudder Securities Trust (investment company)*
                           President & Trustee, Scudder Investment Trust (investment company)*
                           President & Director, Scudder Institutional Fund, Inc. (investment company)**
                           President & Director, Scudder Fund, Inc. (investment company)**
                           President & Director, Scudder Mutual Funds, Inc. (investment company)**
                           Vice President & Trustee, Scudder Municipal Trust (investment company)*
                           Vice President & Trustee, Scudder Variable Life Investment Fund (investment company)*
                           Vice President & Trustee, Scudder Pathway Series (investment company)*
                           Trustee, Scudder California Tax Free Trust (investment company)*
                           Trustee, Scudder State Tax Free Trust (investment company)*
                           Vice President, Montgomery Street Income Securities, Inc. (investment company)o
                           Chairman & President, Scudder, Stevens & Clark of Canada, Ltd. (Canadian investment adviser), Toronto, Ontario, Canada
                           Chairman & Director, Scudder Global Opportunities Funds (investment company)
                                 Luxembourg
                           Chairman, Scudder, Stevens & Clark, Ltd. (investment adviser) London, England
                           President & Director, Scudder Precious Metals, Inc. xxx
                           Vice President, Director & Assistant Secretary, Scudder Realty Holdings Corporation
                                 (a real estate holding company)*
                           Vice President, Director & Assistant Treasurer, Scudder Investor Services, Inc.
                                 (broker/dealer)*
                           Director, Scudder Latin America Investment Trust PLC (investment company)@
                           Director, Fiduciary Trust Company (banking & trust company) Boston, MA
                           Director, Fiduciary Company Incorporated (banking & trust company) Boston, MA
                           Trustee, New England Aquarium, Boston, MA
                           Incorporator, Scudder Trust Company (a trust company)+++

Kathryn L. Quirk           Director & Secretary, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Director, Vice President & Assistant Secretary, The Argentina Fund, Inc. (investment company)**
                           Director, Vice President & Assistant Secretary, Scudder International Fund, Inc.
                                 (investment company)**
                           Director, Vice President & Assistant Secretary, Scudder New Asia Fund (investment company)**
                           Vice President & Assistant Secretary, Scudder Global Fund, Inc. (investment company)**
                           Director, Scudder Global Fund, Inc. (investment company)**
                           Trustee, Vice President & Assistant Secretary, Scudder Equity Trust (investment company)**

                                Part C - Page 10

                           Trustee, Vice President & Assistant Secretary, Scudder Securities Trust (investment company)*
                           Trustee, Vice President & Assistant Secretary, Scudder Funds Trust (investment company)**
                           Trustee, Scudder Investment Trust(investment company)*
                           Trustee, Scudder Municipal Trust (investment company)*
                           Vice President and Trustee, Scudder Cash Investment Trust (investment company)*
                           Vice President & Trustee, Scudder Tax Free Money Fund (investment company)*
                           Vice President & Trustee, Scudder Tax Free Trust (investment company)*
                           Vice President & Secretary, AARP Growth Trust (investment company)**
                           Vice President & Secretary, AARP Income Trust (investment company)**
                           Vice President & Secretary, AARP Tax Free Income Trust (investment company)**
                           Vice President & Secretary, AARP Cash Investment Funds (investment company)**
                           Vice President & Secretary, AARP Managed Investment Portfolios Trust (investment company)**
                           Vice President & Secretary, The Japan Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, Scudder World Income Opportunities Fund, Inc.
                                 (investment company)**
                           Vice President & Assistant Secretary, The Korea Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, The Brazil Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, Montgomery Street Income Securities, Inc.
                                 (investment company)o
                           Vice President & Assistant Secretary, Scudder Mutual Funds, Inc. (investment company)**
                           Vice President & Assistant Secretary, Scudder Pathway Series (investment company)*
                           Vice President & Assistant Secretary, Scudder New Europe Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, Scudder Variable Life Investment Fund
                                 (investment company)*
                           Vice President & Assistant Secretary, The First Iberian Fund, Inc. (investment company)**
                           Vice President & Assistant Secretary, The Latin America Dollar Income Fund, Inc.
                                 (investment company)**
                           Vice President, Scudder Fund, Inc. (investment company)**
                           Vice President, Scudder Institutional Fund, Inc. (investment company)**
                           Vice President, Scudder GNMA Fund (investment company)*
                           Director, Senior Vice President & Clerk, Scudder Investor Services, Inc.
                                 (broker/dealer)*
                           Director, Vice President & Secretary, Scudder Fund Accounting Corporation (in-house fund accounting agent)*
                           Director, Vice President & Secretary, Scudder Realty Holdings Corporation (a real estate holding company)*
                           Director & Clerk, Scudder Service Corporation (in-house transfer agent)*
                           Director, SFA, Inc. (advertising agency)*
                           Vice President, Director & Assistant Secretary, Scudder Precious Metals, Inc. xxx

Cornelia M. Small          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President, AARP Cash Investment Funds (investment company)**
                           President, AARP Growth Trust (investment company)**
                           President, AARP Income Trust (investment company)**
                           President, AARP Tax Free Income Trust (investment company)**
                           President, AARP Managed Investment Portfolio Trust (investment company)**



                                Part C - Page 11

Edmond D. Villani          Director, President & Chief Executive Officer, Scudder, Stevens & Clark, Inc.
                                 (investment adviser)**
                           Chairman & Director, The Argentina Fund, Inc. (investment company)**
                           Chairman & Director, The Latin America Dollar Income Fund, Inc. (investment company)**
                           Chairman & Director, Scudder World Income Opportunities Fund, Inc.  (investment company)**
                           Supervisory Director, Scudder Mortgage Fund (investment company) +
                           Supervisory Director, Scudder Floating Rate Funds for Fannie Mae Mortgage Securities
                                I & II (investment company)+
                           Director, Scudder, Stevens & Clark Japan, Inc. (investment adviser)###
                           Director, The Brazil Fund, Inc. (investment company)**
                           Director, Indosuez High Yield Bond Fund (investment company) Luxembourg
                           President & Director, Scudder, Stevens & Clark Overseas Corporation oo
                           President & Director, Scudder, Stevens & Clark Corporation (Delaware) (investment adviser)**
                           Director, Scudder Realty Advisors, Inc. (realty investment adviser) x
                           Director, IBJ Global Investment Management S.A., (Luxembourg investment management company) Luxembourg, Grand-Duchy of Luxembourg

Stephen A. Wohler          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Montgomery Street Income Securities, Inc. (investment company)o

         *        Two International Place, Boston, MA
         x        333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY
         ++       Two Prudential Plaza, 180 N. Stetson Avenue, Chicago, IL
         +++      5 Industrial Way, Salem, NH
         o        101 California Street, San Francisco, CA
         #        Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C. Luxembourg B 34.564
         +        John B. Gorsiraweg 6, Willemstad Curacao, Netherlands Antilles
         xx       De Ruyterkade 62, P.O. Box 812, Willemstad Curacao, Netherlands Antilles
         ##       2 Boulevard Royal, Luxembourg
         ***      B1 2F3F 248 Section 3, Nan King East Road, Taipei, Taiwan
         xxx      Grand Cayman, Cayman Islands, British West Indies
         oo       20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         @        c/o Sinclair Hendersen Limited, 23 Cathedral Yard, Exeter, Devon, U.K.

Item 29.          Principal Underwriters.
--------          -----------------------

         (a)      Scudder California Tax Free Trust
                  Scudder Cash Investment Trust
                  Scudder Equity Trust
                  Scudder Fund, Inc.
                  Scudder Funds Trust
                  Scudder Global Fund, Inc.
                  Scudder GNMA Fund
                  Scudder Institutional Fund, Inc.
                  Scudder International Fund, Inc.
                  Scudder Investment Trust
                  Scudder Municipal Trust
                  Scudder Mutual Funds, Inc.
                  Scudder Pathway Series
                  Scudder Portfolio Trust
                  Scudder Securities Trust

                                Part C - Page 12

                  Scudder State Tax Free Trust
                  Scudder Tax Free Money Fund
                  Scudder Tax Free Trust
                  Scudder U.S. Treasury Money Fund
                  Scudder Variable Life Investment Fund
                  AARP Cash Investment Funds
                  AARP Growth Trust
                  AARP Income Trust
                  AARP Tax Free Income Trust
                  AARP Managed Investment Portfolios Trust
                  The Japan Fund, Inc.

         (b)

         (1)                               (2)                                     (3)

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         E. Michael Brown                  Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         Mark S. Casady                    Director and Vice President             None
         Two International Place
         Boston, MA  02110

         Linda Coughlin                    Director and Senior Vice President      Chairman and Trustee
         Two International Place
         Boston, MA  02110

         Richard W. Desmond                Vice President                          None
         345 Park Avenue
         New York, NY  10154

         Paul J. Elmlinger                 Senior Vice President and Assistant     None
         345 Park Avenue                   Clerk
         New York, NY  10154

         Margaret D. Hadzima               Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         Thomas W. Joseph                  Director, Vice President,               Trustee
         Two International Place           Treasurer and Assistant Clerk
         Boston, MA 02110

         David S. Lee                      Director, President and Assistant       None
         Two International Place           Treasurer
         Boston, MA 02110

         Thomas F. McDonough               Assistant Clerk                         Vice President and
         Two International Place                                                   Assistant Secretary
         Boston, MA 02110



                                Part C - Page 13

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         Thomas H. O'Brien                 Assistant Treasurer                     None
         345 Park Avenue
         New York, NY  10154

         Edward J. O'Connell               Assistant Treasurer                     Vice President and
         345 Park Avenue                                                           Assistant Treasurer
         New York, NY 10154

         Daniel Pierce                     Director, Vice President                None
         Two International Place           and Assistant Treasurer
         Boston, MA 02110

         Kathryn L. Quirk                  Director, Senior Vice President and     Vice President and
         345 Park Avenue                   Clerk                                   Secretary
         New York, NY  10154

         Edmund J. Thimme                  Vice President                          None
         345 Park Avenue
         New York, NY  10154

         Benjamin Thorndike                Vice President                          None
         Two International Place
         Boston, MA 02110

         David B. Watts                    Assistant Treasurer                     None
         Two International Place
         Boston, MA 02110

         Linda J. Wondrack                 Vice President                          None
         Two International Place
         Boston, MA 02110

         The Underwriter has employees who are denominated officers of an operational area. Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this Item 29.

         (c)

                     (1)                     (2)                 (3)                 (4)                 (5)
                                       Net Underwriting    Compensation on
              Name of Principal         Discounts and        Redemptions          Brokerage             Other
                 Underwriter             Commissions       and Repurchases       Commissions         Compensation
                 -----------             -----------       ---------------       -----------         ------------

               Scudder Investor              None                None                None               None
                Services, Inc.

Item 30.          Location of Accounts and Records.
--------          ---------------------------------

                  Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Scudder, Stevens & Clark, Inc., Two International Place, Boston, MA 02110. Records relating to the duties of the Registrant's custodian are maintained by State Street Bank and Trust Company, Heritage Drive, North Quincy, Massachusetts.



                                Part C - Page 14

Item 31.          Management Services.
--------          --------------------

                  Inapplicable.

Item 32           Undertakings
-------           ------------

                  Inapplicable.


                                Part C - Page 15

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 30th day of June, 1997.

                              AARP INCOME TRUST

                              By /s/Thomas F. McDonough
                                 ----------------------------------------
                                 Thomas F. McDonough, Assistant Secretary

     Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                    TITLE                     DATE

/s/Linda C. Coughlin
-----------------------
Linda C. Coughlin*            Chairman and Trustee      June 30, 1997


/s/Carole Lewis Anderson
------------------------
Carole Lewis Anderson*        Trustee                   June 30, 1997


/s/Adelaide Attard
------------------------
Adelaide Attard*              Trustee                   June 30, 1997


/s/Cuyler W. Findlay
------------------------
Cuyler W. Findlay*            Trustee                   June 30, 1997


/s/Robert N. Butler
------------------------
Robert N. Butler*             Trustee                   June 30, 1997


/s/Esther Canja
------------------------
Esther Canja*                 Trustee                   June 30, 1997


/s/Horace Deets
------------------------
Horace Deets*                 Vice Chairman and         June 30, 1997
                              Trustee

/s/Edgar R. Fiedler
------------------------
Edgar R. Fiedler*             Trustee                   June 30, 1997


/s/Eugene P. Forrester
------------------------
Eugene P. Forrester*          Trustee                   June 30, 1997


/s/Wayne F. Haefer
------------------------
Wayne F. Haefer*              Trustee                   June 30, 1997


/s/George L. Maddox, Jr.
------------------------
George L. Maddox, Jr.*        Trustee                   June 30, 1997


/s/Robert J. Myers
------------------------
Robert J. Myers*              Trustee                   June 30, 1997

SIGNATURE                     TITLE                     DATE

/s/James H. Schulz
------------------------
James H. Schulz*              Trustee                   June 30, 1997


/s/Gordon Shillinglaw
------------------------
Gordon Shillinglaw*           Trustee                   June 30, 1997


/s/Pamela A. McGrath
------------------------
Pamela A. McGrath             Vice President and        June 30, 1997
                              Treasurer (Principal
                              Financial and
                              Accounting Officer)



*By/s/Thomas F. McDonough
   ------------------------
     Thomas F. McDonough

     Attorney-in-fact pursuant to a power of attorney contained in the signature pages of Post- Effective
     Amendment No. 9 to the Registration Statement filed
     December 4, 1987, Post-Effective Amendment No. 18 to the Registration Statement filed January 19, 1996,
     Post-Effective Amendment No. 20 to the Registration
     Statement filed November 15, 1996 and Post-Effective
     Amendment No. 21 to the Registration Statement filed
     February 1, 1997.

                                                              File No. 2-91577
          `                                                   File No. 811-4049




                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                                    EXHIBITS

                                       TO

                                    FORM N-1A


                         POST-EFFECTIVE AMENDMENT NO. 23

                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933


                                       AND


                                AMENDMENT NO. 25

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940




                                AARP INCOME TRUST

                                AARP INCOME TRUST

                                  EXHIBIT INDEX